SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933

Post-Effective Amendment No. 19

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 36

American National Variable Life Separate Account

(Exact Name of Registrant)

American National Insurance Company

(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550

(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661

(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Sr. Vice President	Gregory Garrison
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Pubic Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☑	On May 1, 2012 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On May 1, 2012 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS FOR
WEALTHQUEST® III VARIABLE UNIVERSAL LIFE
INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT
CONTRACT FORM NUMBER WQVUL
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
MAY 1, 2012

This Prospectus contains information about the Contract that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

This Prospectus describes a flexible premium variable life insurance contract (the “Contract”) offered by American National Insurance Company. The purpose of this Contract is to provide life insurance protection for the Beneficiary(ies) named on the Contract. We will provide a Death Benefit upon the death of the Insured.

Your Accumulation Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments (premium payments less applicable charges) in the Subaccounts of American National Variable Life Separate Account (the “Separate Account”) that you select. Each Subaccount invests in shares of a corresponding Portfolio. You bear the investment risk of investing in the Subaccounts. The value of your Contract will vary with the investment performance of the investment options you choose. If you choose our fixed option, your payments will be invested in our Fixed Account and will earn interest monthly at an annual effective rate of at least three percent (3%). We take the investment risk for payments allocated to the Fixed Account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this Prospectus. We have not authorized anyone to provide you with information that is different.

Form 9130	5-12

Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products –	Federated Insurance Series
Service Class 2	Managed Volatility Fund II Portfolio
VIP Money Market Portfolio	High Income Bond Fund II Portfolio – Primary Shares
VIP Contrafund® Portfolio	Federated Fund for U.S. Government Securities II
VIP Growth Strategies Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Mid Cap Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Index 500 Portfolio	The Alger Portfolios –Class I-2 Shares
VIP Equity-Income Portfolio	Alger Small Cap Growth Portfolio2
VIP Investment Grade Bond Portfolio	Alger Large Cap Growth Portfolio
VIP Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
VIP Value Portfolio	Alger Capital Appreciation Portfolio
VIP Value Leaders Portfolio	Alger Balanced Portfolio
VIP Value Strategies Portfolio	Alger Growth & Income Portfolio
VIP Growth Opportunities Portfolio	AIM Variable Insurance Funds (Invesco
T. Rowe Price	Variable Insurance Funds) – Series I Shares
Equity Income Portfolio	Invesco Van Kampen V.I. Mid Cap Growth Fund3
Mid-Cap Growth Portfolio1	Invesco V.I. Small Cap Equity Fund
International Stock Portfolio	Invesco V.I. Global Health Care Fund
Limited-Term Bond Portfolio	Invesco V.I. Utilities Fund
MFS® Variable Insurance Trust – Initial	Invesco V.I. Diversified Dividend Fund4
Class Shares	Invesco V.I. Global Real Estate Fund
MFS Core Equity Series	Invesco V.I. Technology Fund
MFS Growth Series
MFS Research Series
MFS Investors Trust Series

1	Not available for investment in Contracts issued on or after May 1, 2004
2	Not available for investment for Contracts issued on or after July 1, 2007.
3
Effective April 30, 2012, the Invesco V.I.Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund.  The Invesco V.I. Capital Development Fund ceased accepting any purchases, sales or other transactions on or about April 27, 2012.

4	Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund's name changed to Invesco V.I. Diversified Dividend Fund.

For a full description of the Portfolios referenced in this Prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. If mail is addressed differently, there may be delays in the processing of requested transactions.

2

Page
Risk/Benefit Summary...	4
Contract Benefits...	4
Risks of The Contract...	6
Risk/Benefit Summary: Fee Tables...	7
Glossary...	10
Contract Benefits...	12
Purposes of the Contract...	12
Death Benefit Proceeds...	12
Death Benefit Options...	12
Guaranteed Coverage Benefit...	17
Duration of the Contract...	18
Accumulation Value...	18
Payment of Contract Benefits...	19
Contract Rights...	20
Contract Transactions...	20
Loan Benefits...	20
Overloan Protection Benefit...	22
Surrenders...	23
Transfers...	23
Telephone Transactions...	26
Refund Privilege...	26
Dollar Cost Averaging...	27
Rebalancing...	27
Payment and Allocation of Premiums...	28
Issuance of a Contract...	28
Premiums...	28
Premium Flexibility...	28
Allocation of Premiums and Accumulation Value...	29
Grace Period and Reinstatement...	29
Charges and Deductions...	30
Premium Charges...	30
Charges from Accumulation Value...	30
Exceptions to Charges...	33
American National Insurance Company, the Separate Account, the Funds and the Fixed Account ...	33
American National Insurance Company...	33
The Separate Account...	33
The Funds...	35
Fixed Account...	40
Federal Income Tax Considerations...	40
Introduction...	40
Tax Status of the Contract...	40
Tax Treatment of Contract Proceeds...	41
American National’s Income Taxes...	43
Other Policy Provisions...	44
Legal Proceedings...	44
Financial Statements...	44
Hypothetical Illustrations...	45
Statement of Additional Information...	59

3

RISK/BENEFIT SUMMARY

(A Glossary containing terms used in this Prospectus immediately follows this Risk/Benefit Summary.)

Contract Benefits

The Contract

The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the “Premium Flexibility” provision in the “Payment and Allocation of Premiums” section of this Prospectus.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the “Death Benefit Proceeds” and the “Accumulation Value” provisions of this Prospectus.) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. The Contract offers two options for the death benefit qualification test:  the cash value accumulation test and the guideline premium test.  You can choose the death benefit qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract.

Issuance of a Contract

In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective Date and insurance coverage. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums

You can allocate premiums to one or more of the Subaccounts and to the Fixed Account. (See the “Separate Account” and the “Fixed Account” provisions of this Prospectus.) The assets of the various Subaccounts are invested in corresponding Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio.

Premium payments received within fifteen (15) days after the Date of Issue are also allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio. After the fifteen (15) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. For a Contract issued to a person age 60 or over in California, premium payments received with in thirty-five (35) days after the Date of Issue are also allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio. For a Contract issued to a person age 60 or over in California, after the thirty-five (35) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in

4

the application. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) of the premium payment or $20.

Contract Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the “Death Benefit Options” provision in the “Contract Benefits” section of this Prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the “Payment of Contract Benefits” provision in the “Duration of the Contract” section of this Prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See the “Death Benefit Options” and the “Change in Specified Amount” provisions of this Prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen Subaccounts, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon surrender or partial surrender. (See the “Surrenders” provision of this Prospectus and the “Charges and Deductions” section of this Prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Loans. You can borrow money from us using the Contract as security for the loan. (See the “Loan Benefits” provision in the “Contract Rights” section of this Prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after you receive your Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See the “Refund Privilege” provision in the “Contract Rights” section of this Prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires sixty-one (61) days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid. (See the “Payment and Allocation of Premiums” section of this Prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your Contract by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by “riders” to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. This rider provides level term insurance on the person insured by the rider until that person is age 75.

Automatic Increase Rider. This rider has prescheduled Death Benefit increases every second year for ten (10) years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.

Disability Waiver of Premium Rider. This rider waives certain premium if the Insured becomes totally disabled during the first ten (10) Contract Years. The amount of premium is selected on the application. The waiver of premium will continue throughout disability through the first ten (10) Contract Years.

5

Risks of the Contract

Investment Performance

The value of your Contract will fluctuate with the performance of the Portfolios corresponding to the Subaccounts and Fixed Account you select. The Subaccounts you choose may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in the Subaccounts you choose.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Accumulation Value in a short period of time.

Lapse Risk

Your Contract could terminate if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments or by poor investment performance of the investment options you have chosen. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay an additional premium. If the Contract terminates and is not reinstated, the Contract will have no Accumulation Value, Surrender Value or Death Benefits.

Limitations on Access to Cash Value

We may not allow a withdrawal if it would reduce the Specified Amount to less than $100,000. The minimum withdrawal is $100. A $25 partial surrender (withdrawal) fee will be imposed for each partial surrender. The withdrawal fee may not be the only applicable surrender fee.

Limitations on Transfers

Transfers from the Fixed Account are generally limited to one (1) per Contract Year, and only during the thirty (30) day period beginning on the Contract anniversary date, and may not exceed the greater of twenty-five percent (25%) of the amount in the Fixed Account or $1000.00.  Any transfer between Subaccounts after the first twelve (12) transfers in a Contract Year, will be subject to a $10.00 transfer fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

Impact of Loans

Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract’s Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances [usually if your premium payments in the first seven (7) years or less exceed specified limits] your Contract may become a modified endowment contract (“MEC”). Under federal tax law, loans, withdrawals, and other pre-death distributions received from an MEC Contract are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a ten percent (10%) penalty tax. Existing tax laws that affect this Contract may change at any time.

6

Additional Risks

The type of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio’s prospectus. You should read the Portfolio’s prospectus carefully before investing.

Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.  The Transaction Fees table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

TRANSACTION FEES FOR THE CONTRACT
Charge	When Charge is Deducted	Amount Deducted

Maximum Sales Charge
Imposed on Premiums
(Load)	As each payment is made	6% of each payment

Premium Taxes	Not applicable	None currently, but unlimited maximum
Maximum Deferred	Upon Surrender, partial
Sales Charge (Load)	surrender if Option A or
	decrease in Specified Amount	$57.85 per $1000 surrendered or
	under either Option A or B.	decrease in Specified Amount

Other Surrender Fees	Upon partial surrender	$25 per partial surrender
Transfer Fees1	Upon transfer	$10 per transfer

1	The first twelve (12) transfers of Accumulation Value among Subaccounts in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See “Transfer Charge” in the “Charges From Accumulation Value” provision in the “Charges and Deductions” section of this Prospectus.)

7

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES FOR THE CONTRACT
Charge	When Charge is Deducted	Amount Deducted

Cost of Insurance1
(“COI”)	Monthly	See footnote

Minimum	Monthly	$0.06 per $1,000 of Net Amount At Risk

Maximum	Monthly	$83.34 per $1,000 of Net Amount At Risk

Charge for a Standard Male	Monthly	$.12 per $1,000 of Net Amount At Risk
Non Smoker, Issue Age 30

Annual Maintenance Fee	Monthly	$7.50 per month
Monthly Expense Fee	Monthly	Minimum $0.01 per month per
$1,000 of Specified Amount
Maximum $0.42 per month per
$1,000 of Specified Amount

Mortality and Expense Risk Fees	Daily	0.70% Annually of Accumulation
(Daily Asset Charge)		Value in Separate Account
(.002 daily)

Administrative Fees	Not applicable	None

Loan Interest	Policy Anniversary	3% for Preferred Loans
4% for all others

1The COI varies base on individual characteristics, including the insured's sex, attained age and risk class, and the specified amount of insurance. The COI charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular COI and any other charges that may apply to you by asking your sales represetative or by contacting us at 1-800-306-2959.

8

RIDERS COST OF INSURANCE RATES FOR THE CONTRACT
Rider	When Charge is Deducted	Amount Deducted

Overloan Protection Benefit	Upon Election of Benefit	Maximum 4.5% of Accumulation Value at the
Date the benefit is elected

Automatic Increase Rider	Monthly	Minimum COI $.003 per $1,000 of Specified
Amount
Maximum COI $0.06 per $1,000 of Specified
Amount
(Charge for a Standard Male1
Non-Smoker, Issue age 30)	Monthly	$0.006 per $1,000 of Specified Amount

Waiver of Stipulated	Monthly	Minimum COI .79% of premium
Premium Rider		Maximum COI 14.05% of premium
(Charge for a Standard Male1
Non Smoker, Issue age 30)	Monthly	1.49% of premium

Term Rider	Monthly	Minimum COI $0.02 per $1,000 of rider Death Benefit
Maximum COI $83.34 per $1,000 of rider
Death Benefit
(Charge for a Standard Male1
Non Smoker, Issue age 30)	Monthly	$0.12 per $1,000 of rider Death Benefit

1	The COI varies based on individual characteristics, including the insured’s sex, attained age and risk class, and the specified amount of insurance. The COI charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular COI and any other charges that may apply to you by asking your sales representative or by contacting us at 1-800-306-2959.

The next table describes the Portfolio’s fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

	Minimum	Maximum
Total Expenses1	0.35%	2.27%
(before fee waivers or
reimbursements)
1	Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2011. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.59%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

9

GLOSSARY

This Glossary contains definitions of terms used in this Prospectus.

Accumulation Value - the total value of your Contract at any time during the Insured’s lifetime.

Age at Issue - the Insured’s age on Insured’s last birthday before the Date of Issue.

Attained Age - Age at Issue plus the number of complete Contract Years.

Beneficiary - the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company - (“American National,” “we,” “our” or “us”). American National Insurance Company.

Contract - the variable universal life insurance Contract described in this Prospectus.

Contract Debt - the sum of all unpaid loans and accrued interest thereon.

Contract Owner (“you” or “your”) - the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year - the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge - a charge equal to an annual rate of 0.70% of the average daily net assets of each Subaccount during the first fifteen (15) Contract Years. Currently after the first fifteen (15)  Contract Years, there is no charge. This charge covers mortality and expense risk fees.

Data Page - the pages of the Contract so titled.

Date of Issue - the Date of Issue of the Contract and any riders to the Contract.

Death Benefit - the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds - the proceeds payable upon the Insured’s death.

Declared Rate - the interest rate that is credited in the Fixed Account.

Effective Date - the later of the Date of Issue or the date on which:

•	the first premium, as shown on the Data Page, has been paid; and

•	the Contract has been delivered during the Insured’s lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.

Fixed Account - a part of our General Account that accumulates interest at a fixed rate.

Fund - A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account - includes all of our assets except assets segregated into Separate Accounts.

Guaranteed Coverage Benefit - our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium - a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Home Office - American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

Insured - the person upon whose life the Contract is issued.

10

Monthly Deduction - the sum of (1) the cost of insurance charge, (2) the charge for any riders, and (3) the monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date - the same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk - your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums - scheduled premiums selected by you.

Portfolio –A series of a registered investment company designed to meet specified investment objectives.

Processing Center – American National Insurance Company Processing Center is located at 4500 Lockhill-Selma Road, San Antonio, Texas 78249.

Satisfactory Proof of Death - submission of the following:

•	a certified copy of the death certificate;

•	a claimant statement;

•	the Contract; and

•	any other information that we may reasonably require to establish the validity of the claim.

Specified Amount - the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Surrender Value - the Accumulation Value less Contract Debt and surrender charges.

Valuation Date - each day the New York Stock Exchange (“NYSE”) is open for regular trading.  Accumulation Values are calculated on Valuation Dates.

Valuation Period – The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each Valuation Date) and ends at the close of regular trading of the New York Stock Exchange on the next Valuation Date.

11

CONTRACT BENEFITS

Purposes of the Contract

The Contract is designed to provide you:

•	life insurance protection;

•	Death Benefits which may, and Accumulation Value that will, vary with performance of your chosen investment options;

•	flexibility in the amount and frequency of premium payments;

•	flexibility in the level of life insurance protection, subject to certain limitations; and

•	a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

•	the Death Benefit; plus

•	additional life insurance proceeds provided by riders; minus

•	Contract Debt; minus

•	unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

•	the Beneficiary or Beneficiaries; or

•	if no Beneficiary survives the Insured, the Insured’s estate.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See the “Payment of Contract Benefits” provision in the “Duration of the Contract” section of this Prospectus.)

Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit tax qualification test provided by federal tax law.

The Contract offers two (2) choices for the death benefit tax qualification test:

1.	the cash value accumulation test; and

2.	the guideline premium test.

If you have Contract Form Number WQVUL, you can choose the death benefit tax qualification test which best meets your objectives, but you can not change that choice later. The test you choose usually depends on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract. The guideline premium test produces higher Accumulation Values because it keeps costs of insurance down through smaller increases in the Death Benefit.

12

For each tax qualification test, there are two Death Benefit options available under the Contract. The two options are Option A (generally provides a level Death Benefit) or Option B (generally provides an increasing Death Benefit). You choose one of the two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as Option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be 110% of the Accumulation Value, unless you selected the Lifetime Guaranteed Coverage Benefit. (See the “Guaranteed Coverage Benefit” provision in the “Contract Benefits” section of this Prospectus.)  If you selected the Lifetime Guaranteed Coverage Benefit you are entitled to that coverage as long as you pay the required Guaranteed Coverage Premium.

Until Attained Age 100, the Death Benefit under either death benefit tax qualification test is calculated with reference to a corridor percentage table. The corridor percentage table applied will depend upon the death benefit tax qualification test elected. The corridor percentage table for the guideline premium qualification test is as follows:

CORRIDOR PERCENTAGE TABLE
FOR THE GUIDELINE PREMIUM DEATH BENEFIT QUALIFICATION TEST
Attained	Corridor	Attained	Corridor	Attained	Corridor
Age	Percentage	Age	Percentage	Age	Percentage
40 or less	250	54	157	68	117
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75 to 90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95 and thereafter	101
53	164	67	118

The corridor percentages for the cash value accumulation test are based upon Attained Age, sex, risk classification, and Specified Amount. Since these percentages are much more complicated, they cannot be expressed in a single table.

Option A. Under Option A with either death benefit tax qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

OPTION A EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured’s Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to the Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%); an

13

Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as the Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

OPTION A EXAMPLE

USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male non-smoker, age 35, and the Contract does not include any riders. The applicable corridor percentage is 494%. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 494% of Accumulation Value. Anytime the Accumulation Value exceeds $20,243 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to Accumulation Value above $20,243 would increase the Death Benefit by $4.94. If the Accumulation Value exceeds $20,243 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $247,000 ($50,000 x 494%); an Accumulation Value of $60,000 will provide a Death Benefit of $296,400 ($60,000 x 494%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $345,800 ($70,000 x 494%).

Similarly, so long as Accumulation Value exceeds $20,243, each dollar decrease in Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $25,000 to $20,243 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $123,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

OPTION B EXAMPLE

USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or less. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with an Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with an Accumulation Value of $40,000, the Death Benefit will be $140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death Benefit will be $150,000 ($100,000 Specified Amount plus $50,000 Accumulation Value); and for an Accumulation Value of $70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 Specified Amount plus $70,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

14

OPTION B EXAMPLE

USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male, non-smoker and is age 35. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 Specified Amount + $5,000 Accumulation Value); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 Specified Amount + $10,000 Accumulation Value). The Death Benefit, however, must be at least 494% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $25,381, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $25,381 will increase the Death Benefit by $4.94. If the Accumulation Value exceeds $25,381 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. For a Contract with an Accumulation Value of $10,000, the Death Benefit will be $110,000 (Specified Amount $100,000 plus $10,000 Accumulation Value); for an Accumulation Value of $20,000, the Death Benefit will be $120,000 ($100,000 Specified Amount plus $20,000 Accumulation Value); and for an Accumulation Value of $50,000, the Death Benefit will be $247,000 ($50,000 x 494% is greater than $100,000 Specified Amount plus $50,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $25,381, each dollar taken out of Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $395,200 to $345,800. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

Choosing Option A or Option B.

If you want favorable investment performance to:

1.	increase your Death Benefit, you should choose Option B.
2.	keep your cost of insurance charges to a minimum, you should choose Option A.

The guideline premium test restricts the amount and timing of premium payments. The cash value accumulation qualification test does not restrict the amount and timing of premium payments. However, regardless of the tax qualification test you elect, any premium payment that increases the Net Amount at Risk will require additional underwriting at our discretion.

The corridor for the cash value accumulation test generates a higher Death Benefit than the guideline premium test. The cash value accumulation test can maximize the Death Benefit. The guideline premium qualification test will produce higher Accumulation Values for the same premium as the cash value accumulation test while the Death Benefit is in the corridor.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The Effective Date of a change will be the Monthly Deduction Date on or following the date we receive the written request. A change may have Federal Tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the Effective Date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the Effective Date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount of $100,000.

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the “Surrender Charge” provision in the “Charges and Deductions” section of this Prospectus.)

15

A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly fees. Changing the Death Benefit option will cause the lifetime Guaranteed Coverage Benefit to terminate. (See the “Charges and Deductions” section and the “Guaranteed Coverage Benefit” provision in the “Contract Benefits” section of this Prospectus.)  If you selected the Lifetime Guaranteed Coverage Benefit you are entitled to that coverage as long as you pay the required Guaranteed Coverage Premium.

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the “Cost of Insurance” provision in the “Charges and Deductions” section of this Prospectus and the “Federal Income Tax Considerations” section of this Prospectus.)

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option” provision in this section of the Prospectus.)

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet federal tax law requirements. If you have elected the cash value accumulation test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial Specified Amount.

If your Specified Amount decreases under either Option A or Option B, we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro-rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after the Insured’s Attained Age 100. A decrease in Specified Amount will take effect on the Monthly Deduction Date, which coincides with or next follows the date we receive your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the “Charges from Accumulation Value” provision in the “Charges and Deduction” section of this Prospectus.) An additional premium may be required. (See the “Premiums Upon Increase in Specified Amount” provision in the “Payment and Allocations of Premiums” section of this Prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured’s Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement.

You have a “free look period” for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the “Refund Privilege” provision in the “Contract Rights” section of this Prospectus.)

Methods of Affecting Insurance Protection. Your “pure insurance protection” will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

•	A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.

16

•
An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.

•
If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the Accumulation Value available to keep the Contract in force.

•
If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.

•
A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during the Guaranteed Coverage Benefit period chosen are at least:

•	the sum of Guaranteed Coverage Premium for each month from the start of the Guaranteed Coverage Benefit period chosen, including the current month; plus

•	partial surrenders and Contract Debt.

The Guaranteed Coverage Benefit period is ten (10) Contract Years. You may, for an additional monthly fee, choose a Guaranteed Coverage Benefit period of twenty-five (25) Contract Years or a Guaranteed Coverage Benefit period equal to the period of time until you reach Attained Age 100 (the “Lifetime” Guaranteed Coverage Benefit period). An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium you must pay.

When the required Guaranteed Coverage Premium is not paid the Guaranteed Coverage Benefit provision will terminate. Your Contract may then terminate if the Surrender Value is insufficient to pay the Monthly Deduction. (See the “Grace Period and Reinstatement” provision of this Prospectus.)

To better understand how this benefit works and the impact that a partial withdrawal or a loan may have on this benefit, please see the example below.

EXAMPLE OF THE EFFECT OF A DISTRIBUTION
ON THE GUARANTEED COVERAGE BENEFIT

This example demonstrates the effect of a partial surrender or loan on the Guaranteed Coverage Benefit.  This example assumes You pay monthly premiums of $100.00 into the contract for eight years and assumes that the Guaranteed Coverage Premium is $80.00 per month.  At the end of the 8th Contract Year, the total premiums paid would equal $9,600.00 and the total Guaranteed Coverage Premium required to keep the Guaranteed Coverage Benefit active would be $7,680.00.  Under these assumptions, if You take a partial surrender or loan greater than $1,920, the Guaranteed Coverage Benefit will terminate.  The graph below assumes You take a distribution of $3,000 at the end of the 8th Contract Year and shows that based upon these assumptions the Guaranteed Coverage Benefit would terminate at the end of the 8th Contract Year.

17

Once Your Guaranteed Coverage Benefit terminates, Your Contract is more susceptible to lapsing if Your Surrender Value is insufficient to pay the Contract’s monthly charges. An insufficient Surrender Value may be caused by reducing, stopping or changing the timing of Your premium payments, taking loans or withdrawals against the Contract, or by poor investment performance of the investment options You have chosen.  If Your Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefit.

DURATION OF THE CONTRACT

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax adviser should be consulted. If the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See the “Grace Period and Reinstatement” provision in the “Payment and Allocation of Premiums” section of this Prospectus.)

Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

•	the aggregate of the value in each Subaccount, determined by multiplying a Subaccount’s unit value by the number of units you own in the Subaccount; plus

•	the value in the Fixed Account; plus

•	premiums (less premium taxes) received on that Valuation Date; plus

•	Accumulation Value securing Contract Debt; less

•	partial surrenders, and related charges, processed on that Valuation Date; less

•	any Monthly Deduction processed on that Valuation Date; less

•	any federal or state income taxes.

The number of Subaccount units allocated to the Contract is determined after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

18

Determination of Unit Value. The unit value of each Subaccount is equal to:

•	the per share net asset value of the corresponding Portfolio on the Valuation Date; multiplied by

•	the number of shares owned by the Separate Account, after the purchase or redemption of any shares on that date; minus

•	the Daily Asset Charge; and divided by

•
the total number of Subaccount units outstanding on the Valuation Date, after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven (7) days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven (7) days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

You can decide how benefits will be paid. During the Insured’s lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four (4) methods:

•	Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 2.5% per year or at a higher rate, at our option.

•	Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be ten (10) or twenty (20) years.

•
Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one (1) year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 2.5% per year; plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

•
Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 2.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other payment options available in the future.

When proceeds become payable in accordance with a payment option, the Contract will be exchanged for a supplementary Contract specifying all rights and benefits. The Effective Date for a supplementary Contract will be the date of the Insured’s death or other termination of the Contract.

19

Amounts held under a supplementary Contract that remain payable after the Beneficiary’s death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Payment Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten (10) years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 2.5% per year.

To avoid paying installments of less than $20 each, we will:

•	change the installments to a quarterly, semi-annual or annual basis; and/or

•	reduce the number of installments.

If you elect an option, you may restrict the Beneficiary’s right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary’s creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under Option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee’s estate, except Option 2 when lifetime payments have been elected. Under Option 3 or 4, we will pay any balance to the payee’s estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus one percent (1%). With our consent, the option elected may provide for payment in another manner.

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

•	joint or successive payees; or

•	other than a natural person.

CONTRACT RIGHTS

Contract Transactions

Surrenders, transfers, and loans requested by you and premium payments made by you (except for Proper Lockbox Payments as defined in the "Ways to Make Purchase Payments" section) are processed only on Valuation Dates that American National Insurance Company is open for business.  We are closed for business on Friday, November 23, 2012 and Monday, December 24, 2012 in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. Monthly Deductions, periodic charges, Dollar Cost Averaging program, Portfolio Rebalancing program, systematic withdrawal program) and Proper Lockbox Payments as defined in the "Ways to Make Premium Payments" section will be processed. All other transactions will be processed on the next Valuation Date that we are open for business.

Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

•
during the first three (3) Contract Years, you cannot borrow more than seventy-five percent (75%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

•	after the first three (3) Contract Years, you can borrow up to ninety percent (90%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made.  A loan is a Preferred loan if the loan amount is equal to or less than the Surrender Value less premiums paid on the Contract.

20

The amount available for a preferred loan is equal to the lesser of:

•	the above-mentioned loan limits, or

•	the Surrender Value less premiums paid (adjusted by partial surrenders).

The loan may be paid in whole or in part during the Insured’s lifetime. Each loan payment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven (7) days after receipt of a written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Interest. Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and accrue interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the Subaccounts and the Fixed Account on each Contract anniversary in the same proportion that premiums are being allocated to those Subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the Subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a Subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the Subaccounts and the Fixed Account pro rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the Subaccounts, and the Fixed Account pro rata. We will also transfer Accumulation Value from the Subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the Subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A loan may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

A loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of three percent (3%) rather than a rate of return reflecting the investment performance of the Separate Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid. (See the “Grace Period and Reinstatement” provision of this Prospectus.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the Subaccounts and the Fixed Account. We will allocate the transfers among the Subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of the loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

21

Overloan Protection Benefit

If you elect the Overloan Protection Benefit, your policy will not lapse due to excessive loans; however, you may elect to receive this benefit only if:

•	the Insured is age 75 or older;

•	the Contract is in its 16th Contract year or later;

•	the Contract Debt is less than 99.9% of the Accumulation Value after the Overloan Protection Benefit charge has been deducted from the Accumulation Value;

•	the Contract Debt is greater than the Specified Amount; and

•	the Contract is not a Modified Endowment Contract (See the “Tax Treatment of Contract Proceeds” provision in the “Federal Income Tax Considerations” section of this Prospectus.);

•	the Death Benefit Qualification Test is the Guideline Premium Test.

You can elect the Overloan Protection Benefit if you have not received a notice of pending lapse on your Contract.  (See the “Grace Period and Reinstatement” provision of this Prospectus.)  If you elect the Overloan Protection Benefit, a one-time charge will be deducted from your Accumulation Value.  This charge is equal to your Accumulation Value on the date you make an election to invoke the benefit times the Overloan Protection Benefit Rate.  The Overloan Protection Benefit Rate varies with the age of the Insured on the date of the election, but the maximum is 4.5%.

If you elect the Overloan Protection Benefit, the new Specified Amount under the Contract will equal the Table of Accumulation Value Corridor Percentage at the Insured’s attained age multiplied by the Accumulation Value on the date the benefit is elected, less the benefit charge.  If you elect the Overloan Protection Benefit, the Death Benefit Proceeds under the Contract will never be less than the Death Benefit Proceeds immediately after the Overloan Protection Benefit is elected.  (See the “Death Benefit Proceeds” section of this Prospectus.)

When you elect the Overloan Protection Benefit, the following changes will apply to your Contract:

•	Your Death Benefit will be Death Benefit Option A;

•	You may not change the Specified Amount or the Death Benefit Option;

•	You may not make additional premium payments, though you may make loan repayments;

•	You may not make or take partial withdrawals or request additional loans;

•	No Monthly Deductions will be made;

•	Any additional riders with a separate charge will terminate;

•	Contract Debt will remain outstanding but the Loan Interest Rate will be set equal to the Fixed Account crediting rate; and

•	All Accumulation Value will be transferred to the Fixed Account.

When you elect this benefit, the Internal Revenue Service may consider the Contract Debt taxable.  The tax consequences of the Overloan Protection Benefit have not been addressed by the IRS or the courts.  If the Death Benefit Proceeds (i.e., the excess of the Death Benefit over the Contract Debt) are nominal after the Overloan Protection Benefit has been elected, it is possible that the Internal Revenue Service could assert that the Contract should be treated as terminated for tax purposes and the outstanding Contract Debt should be treated as a distribution, taxable as ordinary income to the extent of any earnings accumulated in the Contract.  You should consult your attorney, accountant or other tax advisor before electing this benefit. The Overloan Protection Benefit may not be available in all states and the conditions for election of the benefit may vary depending on where the Contract is issued.

22

Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Processing Center. Surrenders will generally be paid within seven (7) days of receipt of the written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the “Payment of Contracts Benefits” provision in the “Duration of the Contract” section of this Prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations” section of this prospectus.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request. Insurance coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three (3) months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See the “Partial Surrender Charge” provision in the “Charges and Deductions” section of this Prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the written request is received. The deduction will be allocated to the Subaccounts and the Fixed Account according to your instructions. If you do not provide allocation instructions we will allocate the partial surrender among the Subaccounts and the Fixed Account pro rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in Specified Amount occurred, a partial surrender will reduce the increases in order of the  more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. (See “Cost of Insurance” in the “Charges and Deductions” section and “Methods of Affecting Insurance Protection” in the “Contract Benefits” section of this Prospectus.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option” in the “Contract Benefits” section of this Prospectus.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

Transfers

Transfers from Fixed Account. During the thirty (30) day period following the Contract anniversary and each subsequent Contract anniversary, you may make one (1) transfer from the Fixed Account to the Subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the Subaccounts is the greater of:

•	twenty-five percent (25%) of the amount in the Fixed Account; or

•	$1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within thirty (30) days after the Contract anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

Transfers To and From Subaccounts. You can make transfers among the Subaccounts and to the Fixed Account subject to the following restrictions:

23

•	Requests for transfers must be in writing and must be received by our Processing Center or may be made by telephone if a properly completed telephone authorization form is on file with us.

•	Requests for transfers must be clear and complete to be in good order.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The minimum amount which may remain in a Subaccount after a transfer is $100.

•	The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer.

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers – Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

When you make a request to transfer Accumulation Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios.  These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,”or “Short-term Trading.” We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•
When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•
When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•
When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•
When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices.  While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances.  When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

24

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges.  If we reverse a transfer, we will do so within two (2) Valuation Dates.  We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners.  Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing.  For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two or more Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. The Company retains the discretion to change its Frequent Trading policies and procedures at any time.  The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions.  In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio.  If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio.  Any such restriction or prohibition may remain in place indefinitely.  You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

25

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959.  We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your premium payments are allocated; and

•	initiating, changing and stopping a Dollar Cost Averaging program or a Rebalancing program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Processing Center.

Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after your receipt of the Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, such premiums have been allocated to the Subaccount investing in the Fidelity VIP Money Market Portfolio. (See “Allocation of Premiums” in the “Payment and Allocation of Premiums” section of this Prospectus.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Processing Center or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

26

Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one Subaccount or Fixed Account, to any Subaccount(s) or Fixed

Account. The automatic transfers from the Subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the Fixed Account can only occur semi-annually or annually and must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less than an effective annual rate of three percent (3%). The program is available only for the initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the six (6) month dollar cost averaging option is $2,500. The minimum premium payment to participate in the twelve (12) month dollar cost averaging option is $5,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transactions authorization form is on file, notifying us by phone. If you terminate the program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

Rebalancing

Because the Subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your Accumulation Value on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, by calling by telephone.

27

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. The maximum age may be less in certain states.  Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least one-twelfth (1/12th) of the first year Guaranteed Coverage Premium. The initial premium is payable at our Home Office. All other premiums are payable at our Processing Center. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Processing Center. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium tax qualification test. If a premium is paid which would cause total premiums to exceed the maximum premium limitation, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the federal tax laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase the Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

•	the Accumulation Value of the Contract at the time of the increase; and

•	the amount of the increase you request.

28

Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) or $20. You can change the allocation without charge by providing proper written notification to our Processing Center. Your notice must include the Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper written notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

Ways to Make Premium Payments: You may pay premiums by check drawn on a U.S. Bank in U.S. dollars and made payable to "American National Insurance Company" or "ANICO."  If you do not receive a billing statement, send your additional premiums (after the initial premium) directly to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas  78269.  If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P.O. Box 5431, Houston, Texas 77210-5431.  A "Proper Lockbox Payment" is defined as a payment (1) accompanied by a billing notice; (2) in the exact amount of the premium, as specified in the billing notice; and (3) for a contract that is not in a grace period, or for a contract that has not lapsed or been surrendered.  If an additional premium payment is received at our lockbox that is not a Proper Lockbox Payment,  the additional premium and any accompanying material will be forwarded to our processing center, which will cause a delay in the processing of the requested transaction for an in force contract.  If the additional premium is for a contract that is no longer in force, it will not be processed and will be returned to you.

Accumulation Value. The value of Subaccounts will vary with the investment performance of these Subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation Value and may affect the Death Benefit as well.

Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one (61) days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

Reinstatement. A Contract may be reinstated any time within five (5) years after termination. A Contract cannot be reinstated if it was surrendered. Reinstatement will be effected based on the Insured’s underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

•	evidence of insurability satisfactory to us;

•	reinstatement or repayment of Contract Debt;

•	repayment of any amount of Contract Debt greater than the Surrender Value of reinstated Contract;

•	payment of Monthly Deductions not collected during the grace period; and

29

•
payment of the premium sufficient to pay the Monthly Deduction for three (3) months after the date of reinstatement. You must also make a premium payment in an amount that will provide a Surrender Value sufficient to pay the next Monthly Deduction after the date of reinstatement. This is necessary in order to avoid the Contract immediately going into another Grace Period.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of six percent (6%). The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement.  The surrender charge schedule for the Contract will be restored as of the Date of Issue. The Accumulation Value as of the date the Contract entered into the grace period will be credited to the reinstated Contract.  If Contract Debt is restored, interest earned on the loaned portion of the Accumulation Value during the period of lapse will be credited to the reinstated Contract.

CHARGES AND DEDUCTIONS

Premium Charges

A premium charge of six percent (6%) will be deducted from any premium payment before allocating such premiums among the Subaccounts and the Fixed Account. After the first ten (10) Contract Years, the premium charge is four percent (4%), and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed six percent (6%).

Charges from Accumulation Value

Monthly Deductions and Daily Asset Charges (Mortality and Expense Fees) will reduce the Accumulation Value.

Monthly Deduction. On each Monthly Deduction Date the Accumulation Value is reduced by:

•
Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.

•	Charge for the Cost of any Riders.

o
Automatic Increase Rider.  The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured’s sex, Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider is $.0003 per $1,000 of Specified Amount.  The Maximum cost of insurance rate for this rider is $.06 per $1,000 of Specified Amount.

o
Waiver of Stipulated Premium Rider.  The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured’s sex, Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider is .79% of the premium.  The Maximum cost of insurance rate for this rider is 14.05% of the premium.

o
Term Rider.  The monthly fee is charged per $1,000 of the death benefit rider based on the Insured’s sex, Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider is $0.02 per $1,000 of rider Death Benefit.  The Maximum cost of insurance rate for this rider is $83.34 per $1,000 of rider Death Benefit.

•	Monthly Maintenance Fee. The monthly maintenance fee is $7.50.

30

•
Monthly Expense Fee. The monthly fee is charged per $1,000 of Specified Amount based upon the issue age, risk class, Guarantee Coverage Benefit period, and number of Contract Years the Contact has been in force. The monthly fee is determined when the Contract is issued. We assess a monthly expense fee for five (5) Contract Years or longer if  you have selected the lifetime Guaranteed Coverage Benefit period. (See the “Guaranteed Coverage Benefit” provision in the “Contract Benefits” section of this Prospectus and the “Monthly Expense Fee” in the Fee Table entitled “Periodic Charges Other Than Portfolio Operating Expenses” in this Prospectus).

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, the monthly maintenance fee, and the monthly expense fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the Subaccounts and the Fixed Account pro rata. The cost of insurance, monthly expense fee, and the monthly maintenance fee are further described below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Cost of Insurance. The monthly cost of insurance rate is based on the Insured’s sex, Attained Age, Specified Amount, and underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured’s age on his or her last birthday. The current rates range between twenty-eight (28%) and sixty-five percent (65%) of the guaranteed rates.  Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Under this contract the cost of insurance rates and ranges are based on the 1980 CSO.

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the “Change in Specified Amount” provision in the “Contract Benefits” section of this Prospectus.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

Guaranteed maximum cost of insurance rates for policies issued on a non-sex distinct basis are calculated based on the 1980 CSO-SB and the 1980 CSO-NB Mortality Tables (Age Last Birthday) for issue or increase ages 15 and above. For ages 0-14, the 1980 CSO-B Mortality Table (Age Last Birthday) was used through Attained Age 14 and the 1980 CSO-NB Mortality Table (Age Last Birthday) for Attained Ages 15 and above.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard rate class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

Daily Asset Charge (Mortality and Expense Risk Fees). On each Valuation Date, each unit value is reduced by a Daily Asset Charge not to exceed 0.70% annually of the average daily net assets in each Subaccount. Currently, the Daily Asset Charge is 0.70% for the first fifteen (15) Contract Years. Thereafter, there is no Daily Asset Charge, but we reserve the right to impose a Daily Asset Charge, not to exceed 0.70% annually.

This charge is to compensate us for mortality and expense risks (“M&E”). The mortality risk is that Insureds may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we

31

estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If you surrender all or a part of your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the “Change in Specified Amount” provision in the “Contact Benefits” section of this Prospectus.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for fifteen (15) years after the Effective Date of such increase. Thereafter, there is no surrender charge.

The surrender charge varies by Age at Issue and risk class. In the first Contract Year, the surrender charge shall range from $15.38 per $1,000 of Specified Amount to $57.87 per $1,000 of Specified Amount. The rate is the same for the first five (5) years since issue or increase, and reduces to zero after fifteen (15) years.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender of any amount. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for the related decrease in Specified Amount. The partial surrender charge is in proportion to the surrender charge that would apply to a full surrender. (See the “Change in Specified Amount” provision in the “Contracts Benefits” section of this Prospectus.)

Transfer Charge. We will make the first twelve (12) transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the Subaccounts or from the Subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

Expense Recoupment. We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs, commissions, taxes and other sales expenses primarily, but not exclusively, through:

•	the monthly expense fee;

•	the monthly maintenance fee;

•	the sales charge;

•	the deferred sales charge;

•	the Daily Asset Charge (mortality and expense risk charge);

•	the cost of insurance charge;

•	revenues, including 12b-1 fees or a portion thereof, if any, received from the Portfolios or their managers; and

•	investment earning on amounts allocated under Contracts to the Fixed Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract Owners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the “Annual Portfolio Company Operating Expenses” table in the

32

“Risk/Benefit Summary: Fee Tables” section of this Prospectus. Also, see the Funds’ prospectuses.) No Portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the Separate Account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal tax, or any significant state or local tax treatment of the Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Contracts.

Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance and Daily Asset Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly maintenance fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

AMERICAN NATIONAL INSURANCE COMPANY,
THE SEPARATE ACCOUNT, THE FUNDS
AND THE FIXED ACCOUNT

American National Insurance Company

Our Home Office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. For service and transaction requests write to: American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of American National’s other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the Separate Account’s assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Contract liabilities of the Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account’s assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

33

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay the Surrender Value;

•	secure loans;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include other Subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase units in the Subaccounts corresponding to such Portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

•	operate the Separate Account as a management company;

•	de-register the Separate Account if registration is no longer required;

•	combine the Separate Account with other separate accounts;

•	restrict or eliminate any voting rights associated with the Separate Account; or

•	transfer the assets of the Separate Account relating to the Contracts to another separate account.

We will not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder’s meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders’ meetings in accordance with instructions we receive from you and other Contract Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund’s Board of Directors. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each Subaccount for which no timely instructions from Contract Owners are received and shares held in each Subaccount which do not support Contract Owner interests in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro-rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable life insurance Contracts, variable annuity Contracts, other insurance company variable Contracts and retirement plans, invest in certain of the Portfolios. We do not currently see any disadvantages to you resulting from the Portfolios selling shares to fund products other than the Contract.

34

However, there is a possibility that a material conflict of interest may arise between the Contract Owners and the owners of variable life insurance policies and the owners of variable annuity contracts whose values are allocated to another separate account investing in the Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of Contract Owners or owners of other contracts and the retirement plans, which invest in the Portfolios or those plans’ participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND:	THE ALGER PORFOLIOS CLASS I-2 SHARES
ADVISER:	FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger Small Cap Growth Portfolio	seeks long-term capital appreciation
Alger Large Cap Growth Portfolio	seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio	seeks long-term capital appreciation
Alger Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger Growth & Income Portfolio	seeks to provide capital appreciation and current income
Alger Balanced Portfolio	seeks current income and long-term capital appreciation
* Not available for investment for Contracts issued on or after July 1, 2007.

FUND:	FEDERATED INSURANCE SERIES
ADVISER:	FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR
FEDERATED CAPITAL INCOME FUND II, FEDERATED MID CAP GROWTH STRATEGIES FUND II,
FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II
Subaccount investing in:	Investment objective:
Federated Managed Volatility Fund II	seeks to achieve high current
Subadvised By: Federated Investment	income and moderate
Management Company	capital appreciation
Federated Kaufmann Fund II – Primary Shares	seeks capital appreciation
Subadvised By: Federated Global Investment
Management Corp.

35

ADVISER:	FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seek high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

FUND:	FIDELITY® VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
ADVISER:	FIDELITY MANAGEMENT & RESEARCH COMPANY
Subaccount investing in:	Investment objective:

VIP Money Market Portfolio	seeks as high a level of current income as is consistent with
subadvised by:	preservation of capital and liquidity.
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
VIP Mid Cap Portfolio	seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, Fmr Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total return of
subadvised by:	common stocks publicly traded in the U.S., as represented by the
Geode Capital Management	Standard & Poor's 500sm Index (S&P 500®)
FMR Co., Inc.
VIP Contrafund® Portfolio	seeks long-term capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, Fmr Co., Inc.
FMR Co., Inc.

36

Subaccount investing in:	Investment objective:
VIP Growth Opportunities Portfolio	seeks to provide capital growth
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the potential for
subadvised by:	capital appreciation. The Fund’s goal is to achieve a yield which
FMR Co., Inc.	exceeds the composite yield on the securities comprising the S&P 500®
VIP Investment Grade Bond Portfolio	seeks as high level of current income as is consistent with the
subadvised by:	preservation of capital
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth & Income Portfolio	seeks high total return through a combination of current income and
subadvised by:	capital appreciation
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Leaders Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

37

FUND:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) – SERIES I SHARES
ADVISER:	INVESCO AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
Invesco V.I. Global Health Care Fund	seeks capital growth
Invesco V.I. Small Cap Equity Fund	seeks long-term growth of capital
Invesco V.I. Utilities Fund	seeks capital growth and also seeks current income
Invesco Van Kampen V.I.Mid Cap Growth Fund*	seeks long-term growth of capital
Invesco V.I. Diversified Dividend Fund**	seeks reasonable current income and long-term growth of income and capital
Invesco V.I. Technology Fund	seeks capital growth
Invesco V.I. Global Real Estate Fund	seeks to achieve high total return through growth of capital and current income
Subadviser(s): Invesco Trimark Investment Management Inc; Invesco Global Asset Management (N.A.), Inc.: Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

*	Effective April 30, 2012, the Invesco V.I.Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund. The Invesco V.I. Capital Development Fund ceased accepting any purchases, sales or other transactions on or about April 27, 2012.
**	Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s name changed to Invesco V.I. Diversified Dividend Fund.

FUND:	MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS SHARES
ADVISER:	MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Core Equity Series	seeks capital appreciation
MFS Growth Series	seeks capital appreciation
MFS Research Series	seeks capital appreciation
MFS Investors Trust Series	seeks capital appreciation

T.ROWE PRICE
ADVISER:	T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER:
T. Rowe Price Associates, Inc., Adviser and T. Rowe Price International, Ltd. And T. Rowe Price Singapore Private Ltd., Sub-advisers, are responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.

FUND:	T. ROWE PRICE EQUITY SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND:	T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

38

FUND:	T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in:	Investment objective:

T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
* Not available for investment in Contracts issued on or after May 1, 2004.

Each Portfolio’s total operating expenses may include fees for management, shareholder services, 12b-1 fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Funds contain more detailed information about the Portfolios, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses that we incur These payments may be derived, in whole or in part, from administrative service agreements or from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2011, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds	$73,248
(Invesco Variable Insurance Funds)
The Alger Fund	115,737
Fidelity Variable Insurance Products	585,368
Federated Insurance Series	79,109
MFS Variable Insurance Trust	15,053
T. Rowe Price Funds	164,726

During 2012, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds	.25%
(Invesco Variable Insurance Funds)
The Alger Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.15%
MFS Variable Insurance Trust	.25%
T. Rowe Price Funds	.15%

39

The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans.  The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account. (See the “Transfers,” provision in the “Contract Rights” section of this Prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our Separate Accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in Prospectuses.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general and is not tax advice.

Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract. This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax adviser may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax adviser should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

Tax Status of the Contract

In order to qualify as a life insurance Contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a substandard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve the right to restrict Contract transactions and to make other modifications in order to bring the Contract into compliance with such requirements.

40

In certain circumstances, owners of variable life insurance Contracts may be considered for federal income tax purposes to be the owners of the assets of the insurance company Separate Account supporting their Contracts due to their ability to exercise investment control over those assets. Where this is the case, the Contract Owners would be taxed on income and gains attributable to Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the Contracts to be treated as life insurance Contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance Contract for federal income tax purposes.

Tax Treatment of Contract Proceeds

In general, we believe that the Death Benefit Proceeds under a Contract will be excludible from the gross income of the Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a “Modified Endowment Contract.”

Depending on the circumstances, the exchange of a Contract, a change in the Contract’s Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured’s 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a Modified Endowment Contract if the accumulated premium payments made at any time during the first seven (7) Contract Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven (7) level annual premium payments.

In addition, if a Contract is “materially changed,” it may cause such Contract to be treated as a Modified Endowment Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven (7) Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within thirty (30) days after receipt of such notice, we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

41

Due to the Contract’s flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax adviser before purchasing a Contract to determine the circumstances under which the Contract would be a Modified Endowment Contract. In addition, a Contract Owner should contact a tax adviser before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two (2) years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts will be subject to the following tax rules:

1)
All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.

2)	Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.
3)
A ten percent (10%) penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:

	a)	is made on or after the Contract Owner reaches actual age 59½;
	b)	is attributable to the Contract Owner’s becoming disabled; or
	c)	is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner’s investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance Contract for federal income tax purposes if Contract benefits are reduced during the first fifteen (15) Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first fifteen (15) Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is

42

not tax-deductible. The Contract Owner should consult a tax adviser regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the ten percent (10%) additional income tax.

Investment in the Contract. “Investment in the Contract” means:

a)	the aggregate amount of any premium payments or other consideration paid for a Contract; minus
b)
the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus

c)	the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner’s income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured’s 100th year are unclear. You should consult a tax adviser if you intend to keep the Contract in force beyond the Insured’s 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax adviser should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

American National’s Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the Separate Account’s operations. Thus, we currently do not deduct a charge from the Separate Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

43

OTHER POLICY PROVISIONS

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured’s lifetime. We may require that the Contract be returned to our Processing Center for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at our Processing Center. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Processing Center. The change will take effect as of the date the change is recorded at our Processing Center, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a Subaccount, may be postponed whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
•	the SEC by order permits postponement for the protection of Contract Owners; or
•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to six (6) months from the date of written request.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicated with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or on our ability to meet our obligations under the Contracts.

FINANCIAL STATEMENTS

We have included the consolidated financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

44

HYPOTHETICAL ILLUSTRATIONS

(Female)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company.  Distributed by Securities Management and Research, Inc., 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868,Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios are assumed to be 1.00%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2011.

 The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

45

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $175,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $76.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

46

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	912	PAC	589	0	175,589	608	0	175,608	620	0	175,620
32	2	912	PAC	1,164	0	176,164	1,238	0	176,238	1,288	0	176,288
33	3	912	PAC	1,726	0	176,726	1,891	0	176,891	2,007	0	177,007
34	4	912	PAC	2,275	0	177,275	2,569	0	177,569	2,782	0	177,782
35	5	912	PAC	2,809	0	177,809	3,270	69	178,270	3,615	414	178,615

36	6	912	PAC	3,397	221	178,397	4,065	889	179,065	4,582	1,406	179,582
37	7	912	PAC	3,966	818	178,966	4,886	1,738	179,886	5,620	2,472	180,620
38	8	912	PAC	4,516	1,395	179,516	5,731	2,611	180,731	6,732	3,612	181,732
39	9	912	PAC	5,049	1,956	180,049	6,605	3,512	181,605	7,929	4,837	182,929
40	10	912	PAC	5,564	2,502	180,564	7,507	4,444	182,507	9,216	6,153	184,216
		--------
		9,120

41	11	912	PAC	6,078	3,550	181,078	8,455	5,926	183,455	10,616	8,087	185,616
42	12	912	PAC	6,575	4,573	181,575	9,435	7,433	184,435	12,123	10,121	187,123
43	13	912	PAC	7,053	5,568	182,053	10,446	8,960	185,446	13,743	12,257	188,743
44	14	912	PAC	7,515	6,535	182,515	11,491	10,511	186,491	15,487	14,507	190,487
45	15	912	PAC	7,962	7,477	182,962	12,574	12,089	187,574	17,368	16,883	192,368

46	16	912	PAC	8,447	8,447	183,447	13,787	13,787	188,787	19,527	19,527	194,527
47	17	912	PAC	8,920	8,920	183,920	15,051	15,051	190,051	21,871	21,871	196,871
48	18	912	PAC	9,378	9,378	184,378	16,369	16,369	191,369	24,417	24,417	199,417
49	19	912	PAC	9,817	9,817	184,817	17,737	17,737	192,737	27,175	27,175	202,175
50	20	912	PAC	10,232	10,232	185,232	19,154	19,154	194,154	30,162	30,162	205,162
		--------
		18,240

51	21	912	PAC	10,624	10,624	185,624	20,622	20,622	195,622	33,397	33,397	208,397
52	22	912	PAC	10,990	10,990	185,990	22,141	22,141	197,141	36,901	36,901	211,901
53	23	912	PAC	11,327	11,327	186,327	23,710	23,710	198,710	40,693	40,693	215,693
54	24	912	PAC	11,634	11,634	186,634	25,328	25,328	200,328	44,797	44,797	219,797
55	25	912	PAC	11,908	11,908	186,908	26,998	26,998	201,998	49,241	49,241	224,241

56	26	912	PAC	12,150	12,150	187,150	28,721	28,721	203,721	54,053	54,053	229,053
57	27	912	PAC	12,359	12,359	187,359	30,498	30,498	205,498	59,266	59,266	234,266
58	28	912	PAC	12,535	12,535	187,535	32,333	32,333	207,333	64,916	64,916	239,916
59	29	912	PAC	12,681	12,681	187,681	34,229	34,229	209,229	71,044	71,044	246,044
60	30	912	PAC	12,791	12,791	187,791	36,185	36,185	211,185	77,687	77,687	252,687
		--------
		27,360

61	31	912	PAC	12,860	12,860	187,860	38,198	38,198	213,198	84,887	84,887	259,887
62	32	912	PAC	12,880	12,880	187,880	40,261	40,261	215,261	92,683	92,683	267,683
63	33	912	PAC	12,839	12,839	187,839	42,364	42,364	217,364	101,117	101,117	276,117
64	34	912	PAC	12,723	12,723	187,723	44,495	44,495	219,495	110,231	110,231	285,231
65	35	912	PAC	12,524	12,524	187,524	46,647	46,647	221,647	120,076	120,076	295,076

66	36	912	PAC	12,237	12,237	187,237	48,812	48,812	223,812	130,713	130,713	305,713
67	37	912	PAC	11,859	11,859	186,859	50,988	50,988	225,988	142,207	142,207	317,207
68	38	912	PAC	11,389	11,389	186,389	53,175	53,175	228,175	154,635	154,635	329,635
69	39	912	PAC	10,824	10,824	185,824	55,368	55,368	230,368	168,077	168,077	343,077
70	40	912	PAC	10,154	10,154	185,154	57,557	57,557	232,557	182,613	182,613	357,613
		--------
		36,480

47

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	912	PAC	9,362	9,362	184,362	59,721	59,721	234,721	198,320	198,320	373,320
72	42	912	PAC	8,419	8,419	183,419	61,830	61,830	236,830	215,274	215,274	390,274
73	43	912	PAC	7,292	7,292	182,292	63,845	63,845	238,845	233,549	233,549	408,549
74	44	912	PAC	5,944	5,944	180,944	65,721	65,721	240,721	253,225	253,225	428,225
75	45	912	PAC	4,342	4,342	179,342	67,415	67,415	242,415	274,390	274,390	449,390

76	46	912	PAC	2,459	2,459	177,459	68,885	68,885	243,885	297,146	297,146	472,146
77	47	912	PAC	271	271	175,271	70,096	70,096	245,096	321,609	321,609	496,609
78	48	912	PAC	0	0	172,748	71,010	71,010	246,010	347,910	347,910	522,910
79	49	912	PAC	0	0	169,849	71,583	71,583	246,583	376,183	376,183	551,183
80	50	912	PAC	0	0	166,532	71,757	71,757	246,757	406,564	406,564	581,564
		--------
		45,600

81	51	912	PAC	0	0	162,742	71,453	71,453	246,453	439,182	439,182	614,182
82	52	912	PAC	0	0	158,406	70,573	70,573	245,573	474,164	474,164	649,164
83	53	912	PAC	0	0	153,442	69,004	69,004	244,004	511,636	511,636	686,636
84	54	912	PAC	0	0	147,769	66,629	66,629	241,629	551,737	551,737	726,737
85	55	912	PAC	0	0	141,315	63,333	63,333	238,333	594,628	594,628	769,628

86	56	912	PAC	0	0	134,015	59,004	59,004	234,004	640,494	640,494	815,494
87	57	912	PAC	0	0	125,813	53,531	53,531	228,531	689,542	689,542	864,542
88	58	912	PAC	0	0	116,651	46,799	46,799	221,799	741,997	741,997	916,997
89	59	912	PAC	0	0	106,472	38,686	38,686	213,686	798,108	798,108	973,108
90	60	912	PAC	0	0	95,211	29,057	29,057	204,057	858,135	858,135	1,033,135
		--------
		54,720

91	61	912	PAC	0	0	82,794	17,759	17,759	192,759	922,353	922,353	1,097,353
92	62	912	PAC	0	0	69,121	4,606	4,606	179,606	991,035	991,035	1,166,035
93	63	912	PAC	0	0	54,044	0	0	164,555	1,064,426	1,064,426	1,239,426
94	64	912	PAC	0	0	37,317	0	0	147,828	1,142,692	1,142,692	1,317,692
95	65	912	PAC	0	0	18,470	0	0	128,981	1,225,780	1,225,780	1,400,780

96	66	912	PAC	0	0	0	0	0	107,089	1,313,155	1,313,155	1,488,155
97	67	912	PAC	0	0	0	0	0	80,351	1,403,315	1,403,315	1,578,315
98	68	912	PAC	0	0	0	0	0	45,410	1,492,992	1,492,992	1,667,992
99	69	912	PAC	0	0	0	0	0	0	1,576,331	1,576,331	1,751,331
100	70	912	PAC	0	0	0	0	0	0	1,649,325	1,649,325	1,824,325
		--------
		63,840

48

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	912	PAC	476	0	175,476	491	0	175,491	501	0	175,501
32	2	912	PAC	936	0	175,936	996	0	175,996	1,037	0	176,037
33	3	912	PAC	1,382	0	176,382	1,515	0	176,515	1,609	0	176,609
34	4	912	PAC	1,812	0	176,812	2,048	0	177,048	2,219	0	177,219
35	5	912	PAC	2,224	0	177,224	2,592	0	177,592	2,868	0	177,868

36	6	912	PAC	2,617	0	177,617	3,148	0	178,148	3,558	382	178,558
37	7	912	PAC	2,986	0	177,986	3,709	560	178,709	4,287	1,139	179,287
38	8	912	PAC	3,328	208	178,328	4,272	1,152	179,272	5,053	1,933	180,053
39	9	912	PAC	3,642	549	178,642	4,836	1,744	179,836	5,859	2,767	180,859
40	10	912	PAC	3,926	863	178,926	5,399	2,337	180,399	6,706	3,644	181,706
		--------
		9,120

41	11	912	PAC	4,175	1,646	179,175	5,956	3,427	180,956	7,592	5,063	182,592
42	12	912	PAC	4,389	2,387	179,389	6,504	4,502	181,504	8,517	6,515	183,517
43	13	912	PAC	4,568	3,082	179,568	7,043	5,557	182,043	9,486	8,000	184,486
44	14	912	PAC	4,713	3,733	179,713	7,573	6,593	182,573	10,502	9,522	185,502
45	15	912	PAC	4,824	4,339	179,824	8,093	7,608	183,093	11,568	11,083	186,568

46	16	912	PAC	4,898	4,898	179,898	8,599	8,599	183,599	12,685	12,685	187,685
47	17	912	PAC	4,935	4,935	179,935	9,089	9,089	184,089	13,856	13,856	188,856
48	18	912	PAC	4,931	4,931	179,931	9,559	9,559	184,559	15,082	15,082	190,082
49	19	912	PAC	4,885	4,885	179,885	10,006	10,006	185,006	16,364	16,364	191,364
50	20	912	PAC	4,793	4,793	179,793	10,423	10,423	185,423	17,703	17,703	192,703
		--------
		18,240

51	21	912	PAC	4,650	4,650	179,650	10,804	10,804	185,804	19,096	19,096	194,096
52	22	912	PAC	4,453	4,453	179,453	11,142	11,142	186,142	20,544	20,544	195,544
53	23	912	PAC	4,192	4,192	179,192	11,426	11,426	186,426	22,041	22,041	197,041
54	24	912	PAC	3,862	3,862	178,862	11,647	11,647	186,647	23,585	23,585	198,585
55	25	912	PAC	3,463	3,463	178,463	11,799	11,799	186,799	25,177	25,177	200,177

56	26	912	PAC	2,991	2,991	177,991	11,876	11,876	186,876	26,815	26,815	201,815
57	27	912	PAC	2,446	2,446	177,446	11,872	11,872	186,872	28,504	28,504	203,504
58	28	912	PAC	1,832	1,832	176,832	11,787	11,787	186,787	30,249	30,249	205,249
59	29	912	PAC	1,149	1,149	176,149	11,617	11,617	186,617	32,054	32,054	207,054
60	30	912	PAC	389	389	175,389	11,348	11,348	186,348	33,915	33,915	208,915
		--------
		27,360

61	31	912	PAC	0	0	174,534	10,959	10,959	185,959	35,818	35,818	210,818
62	32	912	PAC	0	0	173,549	10,420	10,420	185,420	37,742	37,742	212,742
63	33	912	PAC	0	0	172,402	9,691	9,691	184,691	39,654	39,654	214,654
64	34	912	PAC	0	0	171,055	8,726	8,726	183,726	41,514	41,514	216,514
65	35	912	PAC	0	0	169,482	7,490	7,490	182,490	43,293	43,293	218,293

66	36	912	PAC	0	0	167,666	5,952	5,952	180,952	44,965	44,965	219,965
67	37	912	PAC	0	0	165,598	4,090	4,090	179,090	46,510	46,510	221,510
68	38	912	PAC	0	0	163,271	1,884	1,884	176,884	47,913	47,913	222,913
69	39	912	PAC	0	0	160,676	0	0	174,316	49,152	49,152	224,152
70	40	912	PAC	0	0	157,783	0	0	171,422	50,181	50,181	225,181
		--------
		36,480

49

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	912	PAC	0	0	154,539	0	0	168,178	50,929	50,929	373,320
72	42	912	PAC	0	0	150,866	0	0	164,505	51,290	51,290	226,290
73	43	912	PAC	0	0	146,665	0	0	160,304	51,130	51,130	226,130
74	44	912	PAC	0	0	141,829	0	0	155,469	50,294	50,294	225,294
75	45	912	PAC	0	0	136,261	0	0	149,900	48,624	48,624	223,624

76	46	912	PAC	0	0	129,870	0	0	143,509	45,958	45,958	220,958
77	47	912	PAC	0	0	122,584	0	0	136,223	42,137	42,137	217,137
78	48	912	PAC	0	0	114,334	0	0	127,973	36,995	36,995	211,995
79	49	912	PAC	0	0	105,033	0	0	118,672	30,333	30,333	205,333
80	50	912	PAC	0	0	94,561	0	0	108,200	21,899	21,899	196,899
		--------
		45,600

81	51	912	PAC	0	0	82,747	0	0	96,386	11,369	11,369	186,369
82	52	912	PAC	0	0	69,375	0	0	83,014	0	0	173,358
83	53	912	PAC	0	0	54,190	0	0	67,829	0	0	158,173
84	54	912	PAC	0	0	36,933	0	0	50,572	0	0	140,916
85	55	912	PAC	0	0	17,364	0	0	31,003	0	0	121,347

86	56	912	PAC	0	0	0	0	0	8,894	0	0	99,237
87	57	912	PAC	0	0	0	0	0	0	0	0	74,370
88	58	912	PAC	0	0	0	0	0	0	0	0	46,521
89	59	912	PAC	0	0	0	0	0	0	0	0	15,450
90	60	912	PAC	0	0	0	0	0	0	0	0	0
		--------
		54,720

91	61	912	PAC	0	0	0	0	0	0	0	0	0
92	62	912	PAC	0	0	0	0	0	0	0	0	0
93	63	912	PAC	0	0	0	0	0	0	0	0	0
94	64	912	PAC	0	0	0	0	0	0	0	0	0
95	65	912	PAC	0	0	0	0	0	0	0	0	0

96	66	912	PAC	0	0	0	0	0	0	0	0	0
97	67	912	PAC	0	0	0	0	0	0	0	0	0
98	68	912	PAC	0	0	0	0	0	0	0	0	0
99	69	912	PAC	0	0	0	0	0	0	0	0	0
100	70	912	PAC	0	0	0	0	0	0	0	0	0
		--------
		63,840

50

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium:	$17,941.67
Guideline Level Annual Premium:	$5,027.40
TAMRA Initial 7 Pay Premium:	$4,764.26

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 ½ would incur a 10% tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse.  Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.70% Net)	6% Gross Annual Return (4.30% Net)	10% Gross Annual Return (8.30% Net)
Guaranteed Charges	Attained Age	86	87	90
	Contract Year	56	57	60
Current Charges	Attained Age	96	99	100
	Contract Year	66	69	70

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges.  The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen.  Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium.  If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits.  Actual year of lapse may be more or less favorable than shown in the chart.  Investment returns are hypothetical only.  Actual rates of return will vary.

51

HYPOTHETICAL ILLUSTRATIONS

(Male)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company.  Distributed by Securities Management and Research, Inc. 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868, Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios are assumed to be 1.00%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2011.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Male Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

52

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $240,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $120.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

53

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	1440	PAC	921	0	240,921	951	0	240,951	971	0	240,971
32	2	1440	PAC	1,825	0	241,825	1,941	0	241,941	2,020	0	242,020
33	3	1440	PAC	2,706	0	242,706	2,965	0	242,965	3,147	0	243,147
34	4	1440	PAC	3,565	0	243,565	4,026	0	244,026	4,360	0	244,360
35	5	1440	PAC	4,400	0	244,400	5,122	425	245,122	5,662	966	245,662

36	6	1440	PAC	5,357	705	245,357	6,405	1,754	246,405	7,215	2,564	247,215
37	7	1440	PAC	6,290	1,682	246,290	7,735	3,127	247,735	8,888	4,280	248,888
38	8	1440	PAC	7,195	2,635	247,195	9,110	4,550	249,110	10,687	6,127	250,687
39	9	1440	PAC	8,074	3,564	248,074	10,531	6,022	250,531	12,621	8,112	252,621
40	10	1440	PAC	8,925	4,466	248,925	12,001	7,542	252,001	14,703	10,243	254,703
		--------
		14,400

41	11	1440	PAC	9,777	6,105	249,777	13,548	9,876	253,548	16,970	13,298	256,970
42	12	1440	PAC	10,599	7,698	250,599	15,146	12,245	255,146	19,410	16,508	259,410
43	13	1440	PAC	11,394	9,246	251,394	16,798	14,650	256,798	22,035	19,887	262,035
44	14	1440	PAC	12,158	10,745	252,158	18,503	17,089	258,503	24,859	23,446	264,859
45	15	1440	PAC	12,891	12,195	252,891	20,261	19,565	260,261	27,896	27,200	267,896

46	16	1440	PAC	13,685	13,685	253,685	22,227	22,227	262,227	31,379	31,379	271,379
47	17	1440	PAC	14,451	14,451	254,451	24,271	24,271	264,271	35,155	35,155	275,155
48	18	1440	PAC	15,189	15,189	255,189	26,395	26,395	266,395	39,249	39,249	279,249
49	19	1440	PAC	15,885	15,885	255,885	28,591	28,591	268,591	43,676	43,676	283,676
50	20	1440	PAC	16,539	16,539	256,539	30,860	30,860	270,860	48,463	48,463	288,463
		--------
		28,800

51	21	1440	PAC	17,145	17,145	257,145	33,199	33,199	273,199	53,637	53,637	293,637
52	22	1440	PAC	17,698	17,698	257,698	35,606	35,606	275,606	59,227	59,227	299,227
53	23	1440	PAC	18,190	18,190	258,190	38,078	38,078	278,078	65,264	65,264	305,264
54	24	1440	PAC	18,616	18,616	258,616	40,609	40,609	280,609	71,778	71,778	311,778
55	25	1440	PAC	18,969	18,969	258,969	43,196	43,196	283,196	78,805	78,805	318,805

56	26	1440	PAC	19,240	19,240	259,240	45,832	45,832	285,832	86,384	86,384	326,384
57	27	1440	PAC	19,425	19,425	259,425	48,513	48,513	288,513	94,556	94,556	334,556
58	28	1440	PAC	19,518	19,518	259,518	51,236	51,236	291,236	103,369	103,369	343,369
59	29	1440	PAC	19,512	19,512	259,512	53,992	53,992	293,992	112,871	112,871	352,871
60	30	1440	PAC	19,394	19,394	259,394	56,772	56,772	296,772	123,111	123,111	363,111
		--------
		43,200

61	31	1440	PAC	19,153	19,153	259,153	59,562	59,562	299,562	134,142	134,142	374,142
62	32	1440	PAC	18,776	18,776	258,776	62,348	62,348	302,348	146,019	146,019	386,019
63	33	1440	PAC	18,244	18,244	258,244	65,110	65,110	305,110	158,798	158,798	398,798
64	34	1440	PAC	17,536	17,536	257,536	67,823	67,823	307,823	172,536	172,536	412,536
65	35	1440	PAC	16,635	16,635	256,635	70,465	70,465	310,465	187,299	187,299	427,299

66	36	1440	PAC	15,524	15,524	255,524	73,012	73,012	313,012	203,160	203,160	443,160
67	37	1440	PAC	14,185	14,185	254,185	75,442	75,442	315,442	220,198	220,198	460,198
68	38	1440	PAC	12,606	12,606	252,606	77,730	77,730	317,730	238,501	238,501	478,501
69	39	1440	PAC	10,766	10,766	250,766	79,846	79,846	319,846	258,160	258,160	498,160
70	40	1440	PAC	8,637	8,637	248,637	81,752	81,752	321,752	279,265	279,265	519,265
		--------
		57,600

54

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	1440	PAC	6,183	6,183	246,183	83,395	83,395	323,395	301,903	301,903	541,903
72	42	1440	PAC	3,357	3,357	243,357	84,711	84,711	324,711	326,162	326,162	566,162
73	43	1440	PAC	103	103	240,103	85,621	85,621	325,621	352,122	352,122	592,122
74	44	1440	PAC	0	0	236,344	86,042	86,042	326,042	379,873	379,873	619,873
75	45	1440	PAC	0	0	232,014	85,898	85,898	325,898	409,523	409,523	649,523

76	46	1440	PAC	0	0	227,073	85,119	85,119	325,119	441,202	441,202	681,202
77	47	1440	PAC	0	0	221,487	83,638	83,638	323,638	475,055	475,055	715,055
78	48	1440	PAC	0	0	215,226	81,391	81,391	321,391	511,248	511,248	751,248
79	49	1440	PAC	0	0	208,258	78,305	78,305	318,305	549,957	549,957	789,957
80	50	1440	PAC	0	0	200,527	74,282	74,282	314,282	591,350	591,350	831,350
		--------
		72,000

81	51	1440	PAC	0	0	191,953	69,191	69,191	309,191	635,585	635,585	875,585
82	52	1440	PAC	0	0	182,434	62,877	62,877	302,877	682,812	682,812	922,812
83	53	1440	PAC	0	0	171,851	55,152	55,152	295,152	733,172	733,172	973,172
84	54	1440	PAC	0	0	160,085	45,828	45,828	285,828	786,826	786,826	1,026,826
85	55	1440	PAC	0	0	147,046	34,730	34,730	274,730	843,974	843,974	1,083,974

86	56	1440	PAC	0	0	132,669	21,703	21,703	261,703	904,863	904,863	1,144,863
87	57	1440	PAC	0	0	116,908	6,603	6,603	246,603	969,781	969,781	1,209,781
88	58	1440	PAC	0	0	99,738	0	0	229,483	1,039,065	1,039,065	1,279,065
89	59	1440	PAC	0	0	81,140	0	0	210,885	1,113,088	1,113,088	1,353,088
90	60	1440	PAC	0	0	61,073	0	0	190,818	1,192,234	1,192,234	1,432,234
		--------
		86,400

91	61	1440	PAC	0	0	39,479	0	0	169,224	1,276,902	1,276,902	1,516,902
92	62	1440	PAC	0	0	16,261	0	0	146,006	1,367,488	1,367,488	1,607,488
93	63	1440	PAC	0	0	0	0	0	121,008	1,464,361	1,464,361	1,704,361
94	64	1440	PAC	0	0	0	0	0	93,900	1,567,742	1,567,742	1,807,742
95	65	1440	PAC	0	0	0	0	0	63,961	1,677,460	1,677,460	1,917,460

96	66	1440	PAC	0	0	0	0	0	29,786	1,792,612	1,792,612	2,032,612
97	67	1440	PAC	0	0	0	0	0	0	1,910,824	1,910,824	2,150,824
98	68	1440	PAC	0	0	0	0	0	0	2,026,997	2,026,997	2,266,997
99	69	1440	PAC	0	0	0	0	0	0	2,132,057	2,132,057	2,372,057
100	70	1440	PAC	0	0	0	0	0	0	2,219,647	2,219,647	2,459,647
		--------
		100,800

55

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	1440	PAC	767	0	240,767	791	0	240,791	808	0	240,808
32	2	1440	PAC	1,513	0	241,513	1,609	0	241,609	1,675	0	241,675
33	3	1440	PAC	2,238	0	242,238	2,452	0	242,452	2,603	0	242,603
34	4	1440	PAC	2,935	0	242,935	3,317	0	243,317	3,593	0	243,593
35	5	1440	PAC	3,605	0	243,605	4,200	0	244,200	4,646	0	244,646

36	6	1440	PAC	4,244	0	244,244	5,102	451	245,102	5,767	1,116	245,767
37	7	1440	PAC	4,850	242	244,850	6,021	1,413	246,021	6,957	2,349	246,957
38	8	1440	PAC	5,418	858	245,418	6,948	2,388	246,948	8,215	3,655	248,215
39	9	1440	PAC	5,946	1,436	245,946	7,884	3,374	247,884	9,544	5,035	249,544
40	10	1440	PAC	6,431	1,971	246,431	8,825	4,366	248,825	10,947	6,488	250,947
		--------
		14,400

41	11	1440	PAC	6,867	3,195	246,867	9,764	6,092	249,764	12,424	8,752	252,424
42	12	1440	PAC	7,253	4,351	247,253	10,699	7,798	250,699	13,977	11,075	253,977
43	13	1440	PAC	7,587	5,439	247,587	11,628	9,480	251,628	15,610	13,462	255,610
44	14	1440	PAC	7,866	6,452	247,866	12,544	11,130	252,544	17,324	15,911	257,324
45	15	1440	PAC	8,084	7,388	248,084	13,442	12,746	253,442	19,123	18,427	259,123

46	16	1440	PAC	8,237	8,237	248,237	14,315	14,315	254,315	21,004	21,004	261,004
47	17	1440	PAC	8,321	8,321	248,321	15,156	15,156	255,156	22,969	22,969	262,969
48	18	1440	PAC	8,332	8,332	248,332	15,959	15,959	255,959	25,021	25,021	265,021
49	19	1440	PAC	8,263	8,263	248,263	16,715	16,715	256,715	27,159	27,159	267,159
50	20	1440	PAC	8,110	8,110	248,110	17,414	17,414	257,414	29,383	29,383	269,383
		--------
		28,800

51	21	1440	PAC	7,861	7,861	247,861	18,042	18,042	258,042	31,686	31,686	271,686
52	22	1440	PAC	7,504	7,504	247,504	18,581	18,581	258,581	34,061	34,061	274,061
53	23	1440	PAC	7,024	7,024	247,024	19,009	19,009	259,009	36,496	36,496	276,496
54	24	1440	PAC	6,404	6,404	246,404	19,303	19,303	259,303	38,974	38,974	278,974
55	25	1440	PAC	5,628	5,628	245,628	19,438	19,438	259,438	41,483	41,483	281,483

56	26	1440	PAC	4,682	4,682	244,682	19,388	19,388	259,388	44,003	44,003	284,003
57	27	1440	PAC	3,549	3,549	243,549	19,128	19,128	259,128	46,519	46,519	286,519
58	28	1440	PAC	2,222	2,222	242,222	18,636	18,636	258,636	49,017	49,017	289,017
59	29	1440	PAC	679	679	240,679	17,877	17,877	257,877	51,469	51,469	291,469
60	30	1440	PAC	0	0	238,888	16,810	16,810	256,810	53,842	53,842	293,842
		--------
		43,200

61	31	1440	PAC	0	0	236,797	15,388	15,388	255,388	56,096	56,096	296,096
62	32	1440	PAC	0	0	234,370	13,562	13,562	253,562	58,184	58,184	298,184
63	33	1440	PAC	0	0	231,555	11,261	11,261	251,261	60,039	60,039	300,039
64	34	1440	PAC	0	0	228,300	8,411	8,411	248,411	61,587	61,587	301,587
65	35	1440	PAC	0	0	224,554	4,939	4,939	244,939	62,751	62,751	302,751

66	36	1440	PAC	0	0	220,271	768	768	240,768	63,450	63,450	303,450
67	37	1440	PAC	0	0	215,404	0	0	235,902	63,596	63,596	303,596
68	38	1440	PAC	0	0	209,910	0	0	230,408	63,100	63,100	303,100
69	39	1440	PAC	0	0	203,732	0	0	224,230	61,849	61,849	301,849
70	40	1440	PAC	0	0	196,794	0	0	217,293	59,702	59,702	299,702
		--------
		57,600

56

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC

				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	1440	PAC	0	0	188,994	0	0	209,492	56,477	56,477	296,477
72	42	1440	PAC	0	0	180,204	0	0	200,702	51,953	51,953	291,953
73	43	1440	PAC	0	0	170,267	0	0	190,765	45,858	45,858	285,858
74	44	1440	PAC	0	0	159,024	0	0	179,522	37,899	37,899	277,899
75	45	1440	PAC	0	0	146,338	0	0	166,836	27,776	27,776	267,776

76	46	1440	PAC	0	0	132,099	0	0	152,597	15,198	15,198	255,198
77	47	1440	PAC	0	0	116,208	0	0	136,706	0	0	239,859
78	48	1440	PAC	0	0	98,576	0	0	119,074	0	0	222,228
79	49	1440	PAC	0	0	79,104	0	0	99,602	0	0	202,755
80	50	1440	PAC	0	0	57,630	0	0	78,128	0	0	181,281
		--------
		72,000

81	51	1440	PAC	0	0	33,924	0	0	54,422	0	0	157,575
82	52	1440	PAC	0	0	7,689	0	0	28,187	0	0	131,340
83	53	1440	PAC	0	0	0	0	0	0	0	0	102,218
84	54	1440	PAC	0	0	0	0	0	0	0	0	69,851
85	55	1440	PAC	0	0	0	0	0	0	0	0	33,930

86	56	1440	PAC	0	0	0	0	0	0	0	0	0
87	57	1440	PAC	0	0	0	0	0	0	0	0	0
88	58	1440	PAC	0	0	0	0	0	0	0	0	0
89	59	1440	PAC	0	0	0	0	0	0	0	0	0
90	60	1440	PAC	0	0	0	0	0	0	0	0	0
		--------
		86,400

91	61	1440	PAC	0	0	0	0	0	0	0	0	0
92	62	1440	PAC	0	0	0	0	0	0	0	0	0
93	63	1440	PAC	0	0	0	0	0	0	0	0	0
94	64	1440	PAC	0	0	0	0	0	0	0	0	0
95	65	1440	PAC	0	0	0	0	0	0	0	0	0

96	66	1440	PAC	0	0	0	0	0	0	0	0	0
97	67	1440	PAC	0	0	0	0	0	0	0	0	0
98	68	1440	PAC	0	0	0	0	0	0	0	0	0
99	69	1440	PAC	0	0	0	0	0	0	0	0	0
100	70	1440	PAC	0	0	0	0	0	0	0	0	0
		--------
		100,800

57

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium:	$27,838.62
Guideline Level Annual Premium:	$8,031.17
TAMRA Initial 7 Pay Premium:	$7,339.90
Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 ½ would incur a 10% federal tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse.  Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.70% Net)	6% Gross Annual Return (4.30% Net)	10% Gross Annual Return (8.30% Net)
Guaranteed Charges	Attained Age	83	83	86
	Contract Year	53	53	56
Current Charges	Attained Age	93	97	100
	Contract Year	63	67	70

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges.  The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen.  Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium.  If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits.  Actual year of lapse may be more or less favorable than shown in the chart.  Investment returns are hypothetical only.  Actual rates of return will vary.

58

STATEMENT OF ADDITIONAL INFORMATION

 A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and consolidated financial statements of American National Insurance Company, is available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission’s Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number: 333-53122

59

Form 9130	Rev. 05-12

60

Prospectus for
WealthQuest® III Variable Universal Life
Individual Flexible Premium
Variable Universal Life Insurance Contract
Contract Form Number WQVUL08
Issued by American National Insurance Company
American National Variable Life Separate Account
May 1, 2012

This Prospectus contains information about the Contract that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

This Prospectus describes a flexible premium variable life insurance contract (the “Contract”) offered by American National Insurance Company. The purpose of this Contract is to provide life insurance protection for the Beneficiary(ies) named on the Contract. We will provide a Death Benefit upon the death of the Insured.

Your Accumulation Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments (premium payments less applicable charges) in the Subaccounts of American National Variable Life Separate Account (the “Separate Account”) that you select. Each Subaccount invests in shares of a corresponding Portfolio. You bear the investment risk of investing in the Subaccounts. The value of your Contract will vary with the investment performance of the investment options you choose. If you choose our fixed option, your payments will be invested in our Fixed Account and will earn interest monthly at an annual effective rate of at least three percent (3%). We take the investment risk for payments allocated to the Fixed Account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this Prospectus. We have not authorized anyone to provide you with information that is different.

Form 9130	5-12

Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products –	Federated Insurance Series
Service Class 2	Managed Volatility Fund II Portfolio
VIP Money Market Portfolio	High Income Bond Fund II Portfolio – Primary Shares
VIP Contrafund® Portfolio	Federated Fund for U.S. Government Securities II
VIP Growth Strategies Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Mid Cap Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Index 500 Portfolio	The Alger Portfolios –Class I-2 Shares
VIP Equity-Income Portfolio	Alger Small Cap Growth Portfolio2
VIP Investment Grade Bond Portfolio	Alger Large Cap Growth Portfolio
VIP Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
VIP Value Portfolio	Alger Capital Appreciation Portfolio
VIP Value Leaders Portfolio	Alger Balanced Portfolio
VIP Value Strategies Portfolio	Alger Growth & Income Portfolio
VIP Growth Opportunities Portfolio	AIM Variable Insurance Funds (Invesco
T. Rowe Price	Variable Insurance Funds) – Series I Shares
Equity Income Portfolio	Invesco Van Kampen V.I. Mid Cap Growth Fund3
Mid-Cap Growth Portfolio1	Invesco V.I. Small Cap Equity Fund
International Stock Portfolio	Invesco V.I. Global Health Care Fund
Limited-Term Bond Portfolio	Invesco V.I. Utilities Fund
MFS® Variable Insurance Trust – Initial	Invesco V.I. Diversified Dividend Fund4
Class Shares	Invesco V.I. Global Real Estate Fund
MFS Core Equity Series	Invesco V.I. Technology Fund
MFS Growth Series
MFS Research Series
MFS Investors Trust Series

1	Not available for investment in Contracts issued on or after May 1, 2004
2	Not available for investment for Contracts issued on or after July 1, 2007.
3
  Effective April 30, 2012, the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund.  The Invesco V.I. Capital Development Fund ceased accepting any purchases, sales or other transactions on or about April 30, 2012.

4	Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s name changed to Invesco V.I. Diversified Dividend Fund.

For a full description of the Portfolios referenced in this Prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. If mail is addressed differently, there may be delays in the processing of requested transactions.

2

Page
Risk/Benefit Summary...	4
Contract Benefits...	4
Risks of The Contract...	6
Risk/Benefit Summary: Fee Tables...	7
Glossary...	10
Contract Benefits...	12
Purposes of the Contract...	12
Death Benefit Proceeds...	12
Death Benefit Options...	12
Guaranteed Coverage Benefit...	16
Duration of the Contract...	17
Accumulation Value...	17
Payment of Contract Benefits...	17
Contract Rights...	19
Contract Transactions...	19
Loan Benefits...	19
Overloan Protection Benefit...	20
Surrenders...	21
Transfers...	22
Telephone Transactions...	24
Refund Privilege...	25
Dollar Cost Averaging...	25
Rebalancing...	26
Payment and Allocation of Premiums...	26
Issuance of a Contract...	26
Premiums...	26
Premium Flexibility...	26
Allocation of Premiums and Accumulation Value...	27
Grace Period and Reinstatement...	27
Charges and Deductions...	28
Premium Charges...	28
Charges from Accumulation Value...	28
Exceptions to Charges...	31
American National Insurance Company, the Separate Account, the Funds and the Fixed Account ...	32
American National Insurance Company...	32
The Separate Account...	32
The Funds...	34
Fixed Account...	39
Federal Income Tax Considerations...	39
Introduction...	39
Tax Status of the Contract...	39
Tax Treatment of Contract Proceeds...	40
American National’s Income Taxes...	43
Other Policy Provisions...	43
Legal Proceedings...	44
Financial Statements...	44
Hypothetical Illustrations...	45
Statement of Additional Information...	59

3

RISK/BENEFIT SUMMARY
(A Glossary containing terms used in this Prospectus immediately follows this Risk/Benefit Summary.)

Contract Benefits

The Contract

The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the “Premium Flexibility” provision in the “Payment and Allocation of Premiums” section of this Prospectus.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the “Death Benefit Proceeds” and the “Accumulation Value” provisions of this Prospectus.) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. The Contract offers only one option for the death benefit qualification test - the guideline premium test.

Issuance of a Contract

In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective Date and insurance coverage. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums

You can allocate premiums to one or more of the Subaccounts and to the Fixed Account. (See the “Separate Account” and the “Fixed Account” provisions of this Prospectus.) The assets of the various Subaccounts are invested in corresponding Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio.

Premium payments received within fifteen (15) days after the Date of Issue are also allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio. After the fifteen (15) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. For a Contract issued to a person age 60 or over in California, premium payments received within thirty-five (35) days after the Date of Issue are also allocated to the Subaccount that invests in the Fidelity VIP Money market Portfolio. For a Contract issued to a person age 60 or over in California, after the thirty-five (35) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) of the premium payment or $20.

4

Contract Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the “Death Benefit Options” provision in the “Contract Benefits” section of this Prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the “Payment of Contract Benefits” provision in the “Duration of the Contract” section of this Prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See the “Death Benefit Options” and the “Change in Specified Amount” provisions of this Prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen Subaccounts, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon surrender or partial surrender. (See the “Surrenders” provision of this Prospectus and the “Charges and Deductions” section of this Prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Loans. You can borrow money from us using the Contract as security for the loan. (See the “Loan Benefits” provision in the “Contract Rights” section of this Prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after you receive your Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See the “Refund Privilege” provision in the “Contract Rights” section of this Prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires sixty-one (61) days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid. (See the “Payment and Allocation of Premiums” section of this Prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your Contract by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by “riders” to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. This rider provides level term insurance on the person insured by the rider until that person is age 75.

Automatic Increase Rider. This rider has prescheduled Death Benefit increases every second year for ten (10) years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.

5

Disability Waiver of Premium Rider. This rider waives certain premium if the Insured becomes totally disabled during the first ten (10) Contract Years. The amount of premium is selected on the application. The waiver of premium will continue throughout disability through the first ten (10) Contract Years.

Risks of the Contract

Investment Performance

The value of your Contract will fluctuate with the performance of the Portfolios corresponding to the Subaccounts and Fixed Account you select. The Subaccounts you choose may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in the Subaccounts you choose.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Accumulation Value in a short period of time.

Lapse Risk

Your Contract could terminate if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments or by poor investment performance of the investment options you have chosen. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay an additional premium. If the Contract terminates and is not reinstated, the Contract will have no Accumulation Value, Surrender Value or Death Benefits.

Limitations on Access to Cash Value

We may not allow a withdrawal if it would reduce the Specified Amount to less than $100,000. The minimum withdrawal is $100. A $25 partial surrender (withdrawal) fee will be imposed for each partial surrender. The withdrawal fee may not be the only applicable surrender fee.

Limitations on Transfers

Transfers from the Fixed Account are generally limited to one (1) per Contract Year, and only during the thirty (30) day period beginning on the Contract anniversary date, and may not exceed the greater of twenty-five percent (25%) of the amount in the Fixed Account or $1000.00. Any transfer between Subaccounts after the first twelve (12) transfers in a Contract Year, will be subject to a $10.00 transfer fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

Impact of Loans

Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract’s Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances [usually if your premium payments in the first seven (7) years or less exceed specified limits] your Contract may become a modified endowment contract (“MEC”). Under federal tax law, loans, withdrawals, and other pre-death distributions received from an MEC Contract are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a ten percent (10%) penalty tax. Existing tax laws that affect this Contract may change at any time.

6

Additional Risks
The type of investments that a Portfolio makes will also create risk.  A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio’s prospectus,  You should read the Portfolio’s prospectus carefully before investing.

Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The Transaction Fees table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

TRANSACTION FEES FOR THE CONTRACT
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	As each payment is made	6% of each payment
Premium Taxes	Not applicable	None currently, but unlimited maximum
Maximum Deferred Sales Charge (Load)	Upon Surrender, partial surrender if Option A or decrease in Specified Amount under either Option A or B.	$57.90 per $1000 surrendered or decrease in Specified Amount
Other Surrender Fees	Upon partial surrender	$25 per partial surrender
Transfer Fees1	Upon transfer	$10 per transfer

1The first twelve (12) transfers of Accumulation Value among Subaccounts in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See “Transfer Charge” in the “Charges From Accumulation Value” provision in the “Charges and Deductions” section of this Prospectus.)

7

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATION EXPENSES FOR THE CONTRACT
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance1 (“COI”)	Monthly	See footnote
Minimum	Monthly	$0.015 per $1,000 of Net Amount At Risk
Maximum	Monthly	$40.91 per $1,000 of Net Amount At Risk
Charge for a Standard Male Non Smoker, Issue Age 30	Monthly	$.09 per $1,000 of Net Amount At Risk
Annual Maintenance Fee Monthly Expense Fee	Monthly Monthly	$7.50 per month Minimum $0.03 per month per $1,000 of Specified Amount Maximum $0.42 per month per $1,000 of Specified Amount
Mortality and Expense Risk Fees (Daily Asset Charge)	Daily	0.70% Annually of Accumulation Value in Separate Account (.002 daily)
Administrative Fees	Not applicable	None
Loan Interest	Policy Anniversary	3% for Preferred Loans 4% for all others

RIDERS COST OF INSURANCE RATES THE FOR CONTRACT
Rider	When Charge is Deducted	Amount Deducted
Overloan Protection Benefit	Upon Election of Benefit	Maximum 4.5% of Accumulation Value at the Date the benefit is elected
Automatic Increase Rider	Monthly	Minimum COI $.003 per $1,000 of Specified Amount Maximum COI $0.06 per $1,000 of Specified Amount
(Charge for a Standard Male1 Non-Smoker, Issue age 30)	Monthly	$0.006 per $1,000 of Specified Amount
Waiver of Stipulated Premium Rider	Monthly	Minimum COI .79% of premium Maximum COI 14.05% of premium
(Charge for a Standard Male1 Non Smoker, Issue age 30)	Monthly	1.49% of premium
Term Rider	Monthly	Minimum COI $0.015 per $1,000 of rider Death Benefit Maximum COI $40.91 per $1,000 of rider Death Benefit
(Charge for a Standard Male1 Non Smoker, Issue age 30)	Monthly	$0.09 per $1,000 of rider Death Benefit

1The COI varies based on individual characteristics, including the insured’s sex, attained age and risk class, and the specified amount of insurance. The COI charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular COI and any other charges that may apply to you by asking your sales representative or by contacting us at 1-800-306-2959.

8

The next table describes the Portfolio’s fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

	Minimum	Maximum
Total Expenses1	0.35%	2.27%
	(before fee waivers or
	reimbursements)

1Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2011. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35%and 1.59%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

9

GLOSSARY

This Glossary contains definitions of terms used in this Prospectus.

Accumulation Value - the total value of your Contract at any time during the Insured’s lifetime.

Age at Issue - the Insured’s age on Insured’s last birthday before the Date of Issue.

Attained Age - Age at Issue plus the number of complete Contract Years.

Beneficiary - the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company - (“American National,” “we,” “our” or “us”) - American National Insurance Company.

Contract - the variable universal life insurance Contract described in this Prospectus.

Contract Debt - the sum of all unpaid loans and accrued interest thereon.

Contract Owner (“you” or “your”) - the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year - the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge - a charge equal to an annual rate of 0.70% of the average daily net assets of each Subaccount during the first fifteen (15) Contract Years. Currently after the first fifteen (15) Contract Years, there is no charge. This charge covers mortality and expense risk fees.

Data Page - the pages of the Contract so titled.

Date of Issue - the Date of Issue of the Contract and any riders to the Contract.

Death Benefit - the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds - the proceeds payable upon the Insured’s death.

Declared Rate - the interest rate that is credited in the Fixed Account.

Effective Date - the later of the Date of Issue or the date on which:

•	the first premium, as shown on the Data Page, has been paid; and

•	the Contract has been delivered during the Insured’s lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.

Fixed Account - a part of our General Account that accumulates interest at a fixed rate.

Fund - A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account - includes all of our assets except assets segregated into Separate Accounts.

Guaranteed Coverage Benefit - our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium - a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Home Office - American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

Insured - the person upon whose life the Contract is issued.

10

Monthly Deduction - the sum of (1) the cost of insurance charge, (2) the charge for any riders, and (3) the monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date - the same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk - your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums - scheduled premiums selected by you.

Portfolio – A series of a registered investment company designed to meet specified investment objectives.

Processing Center - American National Insurance Company Processing Center, Variable Contracts, is located at 4500 Lockhill-Selma Road, San Antonio, Texas 78249.

Satisfactory Proof of Death - submission of the following:

•	a certified copy of the death certificate;

•	a claimant statement;

•	the Contract; and

•	any other information that we may reasonably require to establish the validity of the claim.

Specified Amount - the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Subaccount - A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Surrender Value - the Accumulation Value less Contract Debt and surrender charges.

Valuation Date - each day the New York Stock Exchange (“NYSE”) is open for regular trading. Accumulation Values are calculated on Valuation Dates.

Valuation Period – The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of regular trading of the New York Stock Exchange on the next valuation date.

11

CONTRACT BENEFITS

Purposes of the Contract

The Contract is designed to provide you:

•	life insurance protection;

•	Death Benefits which may, and Accumulation Value that will, vary with performance of your chosen investment options;

•	flexibility in the amount and frequency of premium payments;

•	flexibility in the level of life insurance protection, subject to certain limitations; and

•	a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

•	the Death Benefit; plus

•	additional life insurance proceeds provided by riders; minus

•	Contract Debt; minus

•	unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

•	the Beneficiary or Beneficiaries; or

•	if no Beneficiary survives the Insured, the Insured’s estate.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See the “Payment of Contract Benefits” provision in the “Duration of the Contract” section of this Prospectus.)

Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit tax qualification test provided by federal tax law. The Contract offers only one (1) choice for the death benefit tax qualification test: the guideline premium test.

For the tax qualification test, there are two Death Benefit options available under the Contract. The two options are Option A (generally provides a level Death Benefit) or Option B (generally provides an increasing Death Benefit). You choose one of the two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as Option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be 110% of the Accumulation Value.

Until Attained Age 100, the Death Benefit under the tax qualification test is calculated with reference to a corridor percentage table. The corridor percentage table for the guideline premium qualification test is as follows:

12

CORRIDOR PERCENTAGE TABLE FOR THE GUIDELINE PREMIUM DEATH BENEFIT QUALIFICATION TEST
Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Percentage Corridor
40 or less	250	54	157	68	117
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75 to 90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95 and thereafter	101
53	164	67	118

Option A. Under Option A with the Guideline Premium death benefit tax qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

OPTION A EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured’s Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to the Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as the Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

13

OPTION B EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or less. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with an Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with an Accumulation Value of $40,000, the Death Benefit will be $140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death Benefit will be $150,000 ($100,000 Specified Amount plus $50,000 Accumulation Value); and for an Accumulation Value of $70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 Specified Amount plus $70,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

Choosing Option A or Option B.

If you want favorable investment performance to:

1.	increase your Death Benefit you should choose Option B.
2.	keep your cost of insurance charges to a minimum you should choose Option A.

The guideline premium test restricts the amount and timing of premium payments. Any premium payment that increases the Net Amount at Risk will require additional underwriting at our discretion.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The Effective Date of a change will be the Monthly Deduction Date on or following the date we receive the written request. A change may have Federal Tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the Effective Date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the Effective Date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount of $100,000.

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the “Surrender Charge” provision in the “Charges and Deductions” section of this Prospectus.) A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly fees.

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the “Cost of Insurance” provision in the “Charges and Deductions” section of this Prospectus and the “Federal Income Tax Considerations” section of this Prospectus.)

14

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option” provision in this section of the Prospectus.)

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet federal tax law requirements. If you have elected the cash value accumulation test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial Specified Amount.

If your Specified Amount decreases under either Option A or Option B, we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro-rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after the Insured’s Attained Age 100. A decrease in Specified Amount will take effect on the Monthly Deduction Date, which coincides with or next follows the date we receive your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the “Charges from Accumulation Value” provision in the “Charges and Deduction” section of this Prospectus.) An additional premium may be required. (See the “Premiums Upon Increase in Specified Amount” provision in the “Payment and Allocations of Premiums” section of this Prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured’s Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement.

You have a “free look period” for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the “Refund Privilege” provision in the “Contract Rights” section of this Prospectus.)

Methods of Affecting Insurance Protection. Your “pure insurance protection” will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

•	A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.

•
An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.

•
If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the Accumulation Value available to keep the Contract in force.

•
If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.

A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the

15

Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during the Guaranteed Coverage Benefit period chosen are at least:

•	the sum of Guaranteed Coverage Premium for each month from the start of the Guaranteed Coverage Benefit period chosen, including the current month; plus

•	partial surrenders and Contract Debt.

The Guaranteed Coverage Benefit period is ten (10) Contract Years. You may, for an additional monthly fee, choose a Guaranteed Coverage Benefit period of twenty-five (25) Contract Years. An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium you must pay.

When the required Guaranteed Coverage Premium is not paid the Guaranteed Coverage Benefit provision will terminate. Your Contract may then terminate if the Surrender Value is insufficient to pay the Monthly Deduction. (See the “Grace Period and Reinstatement” provision of this Prospectus.)

To better understand how this benefit works and the impact that a partial withdrawal or a loan may have on this benefit, please see the example below.

EXAMPLE OF THE EFFECT OF A DISTRIBUTION
ON THE GUARANTEED COVERAGE BENEFIT

This example demonstrates the effect of a partial surrender or loan on the Guaranteed Coverage Benefit. This example assumes You pay monthly premiums of $100.00 into the contract for eight years and assumes that the Guaranteed Coverage Premium is $80.00 per month. At the end of the 8th Contract Year, the total premiums paid would equal $9,600.00 and the total Guaranteed Coverage Premium required to keep the Guaranteed Coverage Benefit active would be $7,680.00. Under these assumptions, if You take a partial surrender or loan greater than $1,920, the Guaranteed Coverage Benefit will terminate. The graph below assumes You take a distribution of $3,000 at the end of the 8th Contract Year and shows that based upon these assumptions the Guaranteed Coverage Benefit would terminate at the end of the 8th Contract Year.

Once Your Guaranteed Coverage Benefit terminates, Your Contract is more susceptible to lapsing if Your Surrender Value is insufficient to pay the Contract’s monthly charges. An insufficient Surrender Value may be caused by reducing, stopping or changing the timing of Your premium payments, taking loans or withdrawals against the Contract, or by poor investment performance of the investment options You have chosen. If Your Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefit.

16

DURATION OF THE CONTRACT

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax adviser should be consulted. If the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See the “Grace Period and Reinstatement” provision in the “Payment and Allocation of Premiums” section of this Prospectus.)

Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

•	the aggregate of the value in each Subaccount, determined by multiplying a Subaccount’s unit value by the number of units you own in the Subaccount; plus

•	the value in the Fixed Account; plus

•	premiums (less premium taxes) received on that Valuation Date; plus

•	Accumulation Value securing Contract Debt; less

•	partial surrenders, and related charges, processed on that Valuation Date; less

•	any Monthly Deduction processed on that Valuation Date; less

•	any federal or state income taxes.

The number of Subaccount units allocated to the Contract is determined after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

Determination of Unit Value. The unit value of each Subaccount is equal to:

•	the per share net asset value of the corresponding Portfolio on the Valuation Date; multiplied by

•	the number of shares owned by the Separate Account, after the purchase or redemption of any shares on that date; minus

•	the Daily Asset Charge; and divided by

•
the total number of Subaccount units outstanding on the Valuation Date, after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven (7) days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven (7) days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

You can decide how benefits will be paid. During the Insured’s lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

17

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four (4) methods:

•	Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 1.5% per year or at a higher rate, at our option.

•	Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be ten (10) or twenty (20) years.

•
Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one (1) year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 1.5% per year plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

•
Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 1.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other payment options available in the future.

When proceeds become payable in accordance with a payment option, the Contract will be exchanged for a supplementary Contract specifying all rights and benefits. The Effective Date for a supplementary Contract will be the date of the Insured’s death or other termination of the Contract.

Amounts held under a supplementary Contract that remain payable after the Beneficiary’s death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Payment Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten (10) years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 1.5% per year.

To avoid paying installments of less than $20 each, we will:

•	change the installments to a quarterly, semi-annual or annual basis; and/or
•	reduce the number of installments.
If you elect an option, you may restrict the Beneficiary’s right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary’s creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under Option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee’s estate, except Option 2 when lifetime payments have been elected.

Under Option 3 or 4, we will pay any balance to the payee’s estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus one percent (1%). With our consent, the option elected may provide for payment in another manner.

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

•	joint or successive payees; or

•	other than a natural person.

18

CONTRACT RIGHTS

Contract Transactions

Surrenders, transfers, and loans requested by you and premium payments made by you (except for Proper Lockbox Payments as defined in the "Ways to Make Purchase Payments" section) are processed only on Valuation Dates that American National Insurance Company is open for business. We are closed for business on Friday, November 23, 2012 and Monday, December 24, 2012 in observation of the Thanksgiving and Christmas holidays. On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. Monthly Deductions, periodic charges, Dollar Cost Averaging program, Portfolio Rebalancing program, systematic withdrawal program) and Proper Lockbox Payments received as defined in the "Ways to Make Premium Payments" section will be processed. All other transactions will be processed on the next Valuation Date that We are open for business.

Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

•
during the first three (3) Contract Years, you cannot borrow more than seventy-five percent (75%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

•	after the first three (3) Contract Years, you can borrow up to ninety percent (90%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made. A loan is a Preferred loan if the loan amount is equal to or less than the Surrender Value less premiums paid on the Contract.

The amount available for a preferred loan is equal to the lesser of:

•	the above-mentioned loan limits, or

•	the Surrender Value less premiums paid (adjusted by partial surrenders).

The loan may be paid in whole or in part during the Insured’s lifetime. Each loan payment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven (7) days after receipt of a written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

Interest. Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and accrue interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the Subaccounts and the Fixed Account on each Contract anniversary in the same proportion that premiums are being allocated to those Subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the Subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a Subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the Subaccounts and the Fixed Account pro rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the Subaccounts, and the Fixed Account pro rata. We will also transfer Accumulation Value from the Subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the Subaccounts and the Fixed Account as described above. We will

19

not impose a charge for these transfers. A loan may have tax consequences. (See the “Federal Income Tax Considerations” section of this Prospectus.)

A loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of three percent (3%) rather than a rate of return reflecting the investment performance of the Separate Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid. (See the “Grace Period and Reinstatement” provision of this Prospectus.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the Subaccounts and the Fixed Account. We will allocate the transfers among the Subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of the loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

Overloan Protection Benefit

If you elect the Overloan Protection Benefit, your policy will not lapse due to excessive loans; however, you may elect to receive this benefit only if:

•	the Insured is age 75 or older;

•	the Contract is in its 16th Contract year or later;

•	the Contract Debt is less than 99.9% of the Accumulation Value after the Overloan Protection Benefit charge has been deducted from the Accumulation Value;

•	the Contract Debt is greater than the Specified Amount; and

•	the Contract is not a Modified Endowment Contract (See the “Tax Treatment of Contract Proceeds” provision in the “Federal Income Tax Considerations” section of this Prospectus.);

•	the Death Benefit Qualification Test is the Guideline Premium Test.

You can elect the Overloan Protection Benefit if you have not received a notice of pending lapse on your Contract. (See the “Grace Period and Reinstatement” provision of this Prospectus.) If you elect the Overloan Protection Benefit, a one-time charge will be deducted from your Accumulation Value. This charge is equal to your Accumulation Value on the date you make an election to invoke the benefit times the Overloan Protection Benefit Rate. The Overloan Protection Benefit Rate varies with the age of the Insured on the date of the election, but the maximum is 4.5%.

If you elect the Overloan Protection Benefit, the new Specified Amount under the Contract will equal the Table of Accumulation Value Corridor Percentage at the Insured’s attained age multiplied by the Accumulation Value on the date the benefit is elected, less the benefit charge. If you elect the Overloan Protection Benefit, the Death Benefit Proceeds under the Contract will never be less than the Death Benefit Proceeds immediately after the Overloan Protection Benefit is elected. (See the “Death Benefit Proceeds” section of this Prospectus.)

When you elect the Overloan Protection Benefit, the following changes will apply to your Contract:

•	Your Death Benefit will be Death Benefit Option A;

•	You may not change the Specified Amount or the Death Benefit Option;

•	You may not make additional premium payments, though you may make loan repayments;

20

•	You may not make or take partial withdrawals or request additional loans;

•	No Monthly Deductions will be made;

•	Any additional riders with a separate charge will terminate;

•	Contract Debt will remain outstanding but the Loan Interest Rate will be set equal to the Fixed Account crediting rate; and

•	All Accumulation Value will be transferred to the Fixed Account.

When you elect this benefit, the Internal Revenue Service may consider the Contract Debt taxable. The tax consequences of the Overloan Protection Benefit have not been addressed by the IRS or the courts. If the Death Benefit Proceeds (i.e., the excess of the Death Benefit over the Contract Debt) are nominal after the Overloan Protection Benefit has been elected, it is possible that the Internal Revenue Service could assert that the Contract should be treated as terminated for tax purposes and the outstanding Contract Debt should be treated as a distribution, taxable as ordinary income to the extent of any earnings accumulated in the Contract. You should consult your attorney, accountant or other tax advisor before electing this benefit. The Overloan Protection Benefit may not be available in all states and the conditions for election of the benefit may vary depending on where the Contract is issued.

Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Processing Center. Surrenders will generally be paid within seven (7) days of receipt of the written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the “Payment of Contracts Benefits” provision in the “Duration of the Contract” section of this Prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations” section of this prospectus.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request. Insurance coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three (3) months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See the “Partial Surrender Charge” provision in the “Charges and Deductions” section of this Prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the written request is received. The deduction will be allocated to the Subaccounts and the Fixed Account according to your instructions. If you do not provide allocation instructions we will allocate the partial surrender among the Subaccounts and the Fixed Account pro rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in

Specified Amount occurred, a partial surrender will reduce the increases in order of the more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. (See “Cost of Insurance” in the “Charges and Deductions” section and “Methods of Affecting Insurance Protection” in the “Contract Benefits” section of this Prospectus.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option” in the “Contract Benefits” section of this Prospectus.)

21

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

Transfers

Transfers from Fixed Account. During the thirty (30) day period following the Contract anniversary and each subsequent Contract anniversary, you may make one (1) transfer from the Fixed Account to the Subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the Subaccounts is the greater of:

•	twenty-five percent (25%) of the amount in the Fixed Account; or

•	$1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within thirty (30) days after the Contract anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

Transfers To and From Subaccounts. You can make transfers among the Subaccounts and to the Fixed Account subject to the following restrictions:

•	Requests for transfers must be in writing and must be received by our Processing Center or may be made by telephone if a properly completed telephone authorization form is on file with us.

•	Requests for transfers must be clear and complete to be in good order.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The minimum amount which may remain in a Subaccount after a transfer is $100.

•	The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer.

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers – Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

When you make a request to transfer Accumulation Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,”or “Short-term Trading.” We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•
When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•
When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

22

•
When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•
When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices. While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances. When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two or more Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. The Company retains the discretion to change its Frequent Trading policies and procedures at any time. The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

23

Portfolio Frequent Trading Restrictions. In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio. If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio. Any such restriction or prohibition may remain in place indefinitely. You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your premium payments are allocated; and

•	initiating, changing and stopping a Dollar Cost Averaging program or a Rebalancing program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Processing Center.

24

Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after your receipt of the Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, such premiums have been allocated to the Subaccount investing in the Fidelity VIP Money Market Portfolio. (See “Allocation of Premiums” in the “Payment and Allocation of Premiums” section of this Prospectus.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Processing Center or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the “Postponement of Payments” provision in the “Other Policy Provisions” section of this Prospectus.)

Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one Subaccount or Fixed Account, to any Subaccount(s) or Fixed Account. The automatic transfers from the Subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the Fixed Account can only occur semi-annually or annually and must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less than an effective annual rate of three percent (3%). The program is available only for the initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the six (6) month dollar cost averaging option is $2,500. The minimum premium payment to participate in the twelve (12) month dollar cost averaging option is $5,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transactions authorization form is on file, notifying us by phone. If you terminate the program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

25

Rebalancing

Because the Subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your Accumulation Value on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, by calling by telephone.

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. The maximum age may be less in certain states. Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least one-twelfth (1/12th) of the first year Guaranteed Coverage Premium. The initial premium is payable at our Home Office. All other premiums are payable at our Processing Center. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Processing Center. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium tax qualification test. If a premium is paid which would cause total premiums to exceed the maximum premium limitation, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed.

26

No further premiums will be accepted until permitted under the federal tax laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase the Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

•	the Accumulation Value of the Contract at the time of the increase; and

•	the amount of the increase you request.

Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) or $20. You can change the allocation without charge by providing proper written notification to our Processing Center. Your notice must include the Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper written notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

Ways to Make Premium Payments: You may pay premiums by check drawn on a U.S. Bank in U.S. dollars and made payable to "American National Insurance Company" or "ANICO."  If you do not receive a billing statement, send your additional premiums (after the initial premium) directly to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas  78269.  If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P.O. Box 5431, Houston, Texas 77210-5431.  A "Proper Lockbox Payment" is defined as a payment (1) accompanied by a billing notice; (2) in the exact amount of the premium, as specified in the billing notice; and (3) for a contract that is not in a grace period, or for a contract that has lapsed or been surrendered.  If an additional premium payment is received at our lockbox that is not a Proper Lockbox Payment,  the additional premium and any accompanying material will be forwarded to our processing center, which will cause a delay in the processing of the requested transaction for an in force contract.  If the additional premium is for a contract that is no longer in force, it will not be processed and will be returned to you.

If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Accumulation Value. The value of Subaccounts will vary with the investment performance of these Subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation Value and may affect the Death Benefit as well.

Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one (61) days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

27

Reinstatement. A Contract may be reinstated any time within five (5) years after termination. A Contract cannot be reinstated if it was surrendered. At reinstatement the Insured must be insurable for the Contract, at the same underwriting classification as on the Date of Issue of the Contract.
Reinstatement is subject to the following:

•	evidence of insurability satisfactory to us;

•	reinstatement or repayment of Contract Debt;
•	repayment of any amount of Contract Debt greater than the Surrender Value of reinstated Contract;

•	payment of Monthly Deductions not collected during the grace period; and

•
payment of the premium sufficient to pay the Monthly Deduction for three (3) months after the date of reinstatement. You must also make a premium payment in an amount that will provide a Surrender Value sufficient to pay the next Monthly Deduction after the date of reinstatement.  This is necessary in order to avoid the Contract immediately going into another Grace Period.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of six percent (6%). The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement. The surrender charge schedule for the Contract will be restored as of the Date of Issue. The Accumulation Value as of the date the Contract entered into the grace period will be credited to the reinstated Contract. If Contract Debt is restored, interest earned on the loaned portion of the Accumulation Value during the period of lapse will be credited to the reinstated Contract.

CHARGES AND DEDUCTIONS

Premium Charges

A premium charge of six percent (6%) will be deducted from any premium payment before allocating such premiums among the Subaccounts and the Fixed Account. After the first ten (10) Contract Years, the premium charge is four percent (4%), and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed six percent (6%).

Charges from Accumulation Value

Monthly Deductions and Daily Asset Charges (Mortality and Expense Fees) will reduce the Accumulation Value.

Monthly Deduction. On each Monthly Deduction Date the Accumulation Value is reduced by:

•
Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.

•	Charge for the Cost of any Riders.

o
Automatic Increase Rider. The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured’s sex, Attained Age, Specified Amount and underwriting class. The Minimum cost of insurance rate for this rider is $.003 per $1,000 of Specified Amount.

28

The Maximum cost of insurance rate for this rider is $.06 per $1,000 of Specified Amount.

o
Waiver of Stipulated Premium Rider. The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured’s sex, Attained Age, Specified Amount and underwriting class. The Minimum cost of insurance rate for this rider is .79% of the premium. The Maximum cost of insurance rate for this rider is 14.05% of the premium.

o
Term Rider. The monthly fee is charged per $1,000 of the death benefit rider based on the Insured’s sex, Attained Age, Specified Amount and underwriting class. The Minimum cost of insurance rate for this rider is $0.015 per $1,000 of rider Death Benefit. The Maximum cost of insurance rate for this rider is $40.91 per $1,000 of rider Death Benefit.

•	Monthly Maintenance Fee. The monthly maintenance fee is $7.50.

•
Monthly Expense Fee. The monthly fee is charged per $1,000 of Specified Amount based upon the issue age, risk class, Guarantee Coverage Benefit period, and number of Contract Years the Contact has been in force. The monthly fee is determined when the Contract is issued. We do not assess a monthly expense fee after fifteen (15) Contract Years.

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, the monthly maintenance fee, and the monthly expense fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the Subaccounts and the Fixed Account pro rata. The cost of insurance, monthly expense fee, and the monthly maintenance fee are further described below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Cost of Insurance. The monthly cost of insurance rate is based on the Insured’s sex, Attained Age, Specified Amount, and underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured’s age on his or her last birthday. The current rates range between twelve percent (12%) and ninety-three percent (93%) of the guaranteed rates. Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Under this contract, guaranteed maximum cost of insurance rates are calculated based on the 2001 Commissioners Standard Ordinary (CSO) Male or Female Smoker or Nonsmoker Mortality Tables (Age Last Birthday), for issue or increase ages 16 and above. For ages 0-15, the 2001 CSO Male or Female Mortality Table (Age Last Birthday) was used through Attained Age 15 and the 2001 CSO Male or Female Nonsmoker Mortality Table (Age Last Birthday) for Attained Ages 16 and above.

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the “Change in Specified Amount” provision in the “Contract Benefits” section of this Prospectus.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

29

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard rate class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

Daily Asset Charge (Mortality and Expense Risk Fees). On each Valuation Date, each unit value is reduced by a Daily Asset Charge not to exceed 0.70% annually of the average daily net assets in each Subaccount. Currently, the Daily Asset Charge is 0.70% for the first fifteen (15) Contract Years. Thereafter, there is no Daily Asset Charge, but we reserve the right to impose a Daily Asset Charge, not to exceed 0.70% annually.

This charge is to compensate us for mortality and expense risks (“M&E”). The mortality risk is that Insureds may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If you surrender all or a part of your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the “Change in Specified Amount” provision in the “Contact Benefits” section of this Prospectus.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for fifteen (15) years after the Effective Date of such increase. Thereafter, there is no surrender charge.

Under the Contract, the surrender charge varies by Age at Issue and risk class. In the first Contract Year, the surrender charge shall range from $12.95 per $1,000 of Specified Amount to $57.90 per $1,000 of Specified Amount. The surrender charge reduces to zero after fifteen (15) years.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender of any amount. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for the related decrease in Specified Amount. The partial surrender charge is in proportion to the surrender charge that would apply to a full surrender. (See the “Change in Specified Amount” provision in the “Contracts Benefits” section of this Prospectus.)

Transfer Charge. We will make the first twelve (12) transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the Subaccounts or from the Subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

Expense Recoupment. We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs, commissions, taxes and other sales expenses primarily, but not exclusively, through:

•	the monthly expense fee;

•	the monthly maintenance fee;

30

•	the sales charge;

•	the deferred sales charge;

•	the Daily Asset Charge (mortality and expense risk charge);

•	the cost of insurance charge;

•	revenues, including 12b-1 fees or a portion thereof, if any, received from the Portfolios or their managers; and

•	investment earning on amounts allocated under Contracts to the Fixed Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract Owners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the “Annual Portfolio Company Operating Expenses” table in the “Risk/Benefit Summary: Fee Tables” section of this Prospectus. Also, see the Funds’ prospectuses.) No Portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the Separate Account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal tax, or any significant state or local tax treatment of the Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Contracts.

Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance and Daily Asset Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly maintenance fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

31

AMERICAN NATIONAL INSURANCE COMPANY,
THE SEPARATE ACCOUNT, THE FUNDS
AND THE FIXED ACCOUNT

American National Insurance Company

Our Home Office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. For service and transaction requests write to: American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of American National’s other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the Separate Account’s assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Contract liabilities of the Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account’s assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay the Surrender Value;

•	secure loans;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include other Subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase units in the Subaccounts corresponding to such Portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

•	operate the Separate Account as a management company;

•	de-register the Separate Account if registration is no longer required;

32

•	combine the Separate Account with other separate accounts;

•	restrict or eliminate any voting rights associated with the Separate Account; or

•	transfer the assets of the Separate Account relating to the Contracts to another separate account.

We will not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder’s meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders’ meetings in accordance with instructions we receive from you and other Contract Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund’s Board of Directors. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each Subaccount for which no timely instructions from Contract Owners are received and shares held in each Subaccount which do not support Contract Owner interests in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro-rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable life insurance Contracts, variable annuity Contracts, other insurance company variable Contracts and retirement plans, invest in certain of the Portfolios. We do not currently see any disadvantages to you resulting from the Portfolios selling shares to fund products other than the Contract. However, there is a possibility that a material conflict of interest may arise between the Contract Owners and the owners of variable life insurance policies and the owners of variable annuity contracts whose values are allocated to another separate account investing in the Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of Contract Owners or owners of other contracts and the retirement plans, which invest in the Portfolios or those plans’ participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

33

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND: ADVISER:	THE ALGER PORTFOLIOS CLASS I-2 SHARES FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger Small Cap Growth Portfolio*	seeks long-term capital appreciation
Alger Large Cap Growth Portfolio	seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio	seeks long-term capital appreciation
Alger Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger Growth & Income Portfolio	seeks to provide capital appreciation and current income
Alger Balanced Portfolio	seeks current income and long-term capital appreciation
* Not available for investment for Contracts issued on or after July 1, 2007.

FUND:	FEDERATED INSURANCE SERIES
ADVISER:	FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISOR FOR
FEDERATED CAPITAL INCOME FUND II, FEDERATED MID CAP GROWTH STRATEGIES FUNDII,
FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II
Subaccount investing in:	Investment objective:
Federated Managed Volatility Fund II	seeks to achieve high current
Subadvised by: Federated Investment	income and moderate
Management Company	capital appreciation
Federated Kaufmann Fund II – Primary Shares	seeks capital appreciation
Subadvised by: Federated Global Investment
Management Corp.

ADVISER:	FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seek high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

34

FUND:	FIDELITY® VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
ADVISER:	FIDELITY MANAGEMENT & RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Money Market Portfolio	seeks as high a level of current income as is consistent with
subadvised by:	preservation of capital and liquidity.
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
VIP Mid Cap Portfolio	seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500SM Index (S&P 500®)
Subadvised by:
Geode Capital Management
FMR Co., Inc.
VIP Contrafund® Portfolio	seeks long-term capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Opportunities Portfolio	seeks to provide capital growth
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

35

Subaccount investing in:	Investment objective:
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
VIP Investment Grade Bond Portfolio	seeks as high level of current income as is consistent with the preservation of capital subadvised by:
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth & Income Portfolio	seeks high total return through a combination of current income and capital appreciation subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Leaders Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

36

FUND:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - SERIES I SHARES
ADVISER:	INVESCO AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
Invesco V.I. Global Health Care Fund	seeks capital growth
Invesco V.I. Small Cap Equity Fund	seeks long-term growth of capital
Invesco V.I. Utilities Fund	seeks capital growth and also seeks current income
Invesco Van Kampen V.I. Mid Cap Growth Fund*	seeks long-term growth of capital
Invesco V.I. Diversified Dividend Fund**	seeks reasonable current income and long-term growth of income and capital
Invesco V.I. Technology Fund	seeks capital growth
Invesco V.I. Global Real Estate Fund	seeks to achieve high total return through growth of capital and current income
Subadviser(s): Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.: Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

*	Effective April 30, 2012, the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund. The Invesco V.I. Capital Development Fund ceased accepting any purchases, sales or other transactions on or about April 30, 2012.
**	Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s name changed to Invesco V.I. Diversified Dividend Fund.

FUND:	MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS SHARES
ADVISER:	MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Core Equity Series	seeks capital appreciation
MFS Growth Series	seeks capital appreciation
MFS Research Series	seeks capital appreciation
MFS Investors Trust Series	seeks capital appreciation

T. ROWE PRICE
ADVISER:	T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER:
T. Rowe Price Associates, Inc., Adviser, and T. Rowe Price International, Ltd. And T. Rowe Price Singapore Private Ltd., Sub-advisers, are responsible for selection and management of the Portfolio investments of T. Rowe Price International Series, Inc.

FUND:	T. ROWE PRICE EQUITY SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND:	T. ROWE PRICE FIXED INCOME SERIES, INC.
Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

37

FUND:	T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies

* Not available for investment in Contracts issued on or after May 1, 2004.

Each Portfolio’s total operating expenses may include fees for management, shareholder services, 12b-1 fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Funds contain more detailed information about the Portfolios, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses we incur. These payments may be derived, in whole or in part, from administrative service agreements or from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2011, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds	$73,248
(Invesco Variable Insurance Funds)
The Alger American Fund	$115,737
Fidelity Variable Insurance Products	$585,368
Federated Insurance Series	$79,109
MFS Variable Insurance Trust	$15,053
T. Rowe Price Funds	$164,726
During 2012, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds	.25%
(Invesco Variable Insurance Funds)
The Alger American Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.25%
MFS Variable Insurance Trust	.15%
T. Rowe Price Funds	.15%

38

The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account. (See the “Transfers,” provision in the “Contract Rights” section of this Prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our Separate Accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in Prospectuses.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general and is not tax advice.

Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract. This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax adviser may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax adviser should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

Tax Status of the Contract

In order to qualify as a life insurance Contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a substandard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve

39

the right to restrict Contract transactions and to make other modifications in order to bring the Contract into compliance with such requirements.

In certain circumstances, owners of variable life insurance Contracts may be considered for federal income tax purposes to be the owners of the assets of the insurance company Separate Account supporting their Contracts due to their ability to exercise investment control over those assets. Where this is the case, the Contract Owners would be taxed on income and gains attributable to Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the Contracts to be treated as life insurance Contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance Contract for federal income tax purposes.

Tax Treatment of Contract Proceeds

In general, we believe that the Death Benefit Proceeds under a Contract will be excludible from the gross income of the Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a “Modified Endowment Contract.”

Depending on the circumstances, the exchange of a Contract, a change in the Contract’s Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured’s 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a Modified Endowment Contract if the accumulated premium payments made at any time during the first seven (7) Contract Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven (7) level annual premium payments.

In addition, if a Contract is “materially changed,” it may cause such Contract to be treated as a Modified Endowment Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven (7) Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within thirty (30) days after receipt of such notice,

40

we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

Due to the Contract’s flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax adviser before purchasing a Contract to determine the circumstances under which the Contract would be a Modified Endowment Contract. In addition, a Contract Owner should contact a tax adviser before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two (2) years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts will be subject to the following tax rules:

1)
All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.

2)	Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.
3)
A ten percent (10%) penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:

	a)	is made on or after the Contract Owner reaches actual age 59½;
	b)	is attributable to the Contract Owner’s becoming disabled; or
c)
is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner’s investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance

41

Contract for federal income tax purposes if Contract benefits are reduced during the first fifteen (15) Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first fifteen (15) Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is not tax-deductible. The Contract Owner should consult a tax adviser regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the ten percent (10%) additional income tax.

Investment in the Contract. “Investment in the Contract” means:

a)	the aggregate amount of any premium payments or other consideration paid for a Contract; minus
b)
the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus

c)	the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner’s income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured’s 100th year are unclear. You should consult a tax adviser if you intend to keep the Contract in force beyond the Insured’s 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax adviser should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

42

American National’s Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the Separate Account’s operations. Thus, we currently do not deduct a charge from the Separate Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

OTHER POLICY PROVISIONS

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured’s lifetime. We may require that the Contract be returned to our Processing Center for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at our Processing Center. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Processing Center. The change will take effect as of the date the change is recorded at our Processing Center, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a Subaccount, may be postponed whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
•	the SEC by order permits postponement for the protection of Contract Owners; or
•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to six (6) months from the date of written request.

43

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicated with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or on our ability to meet our obligations under the Contracts.

FINANCIAL STATEMENTS

We have included the consolidated financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

44

HYPOTHETICAL ILLUSTRATIONS

(Female)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868, Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios are assumed to be 1.00%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2011.

The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting

45

classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $175,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $76.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

46

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	912	PAC	601	0	175,601	620	0	175,620	633	0	175,633
32	2	912	PAC	1,187	0	176,187	1,262	0	176,262	1,314	0	176,314
33	3	912	PAC	1,759	0	176,759	1,927	0	176,927	2,046	0	177,046
34	4	912	PAC	2,315	0	177,315	2,615	0	177,615	2,832	0	177,832
35	5	912	PAC	2,855	0	177,855	3,325	155	178,325	3,676	506	178,676

36	6	912	PAC	3,378	235	178,378	4,056	913	179,056	4,580	1,437	179,580
37	7	912	PAC	3,883	767	178,883	4,810	1,693	179,810	5,550	2,434	180,550
38	8	912	PAC	4,373	1,284	179,373	5,588	2,499	180,588	6,592	3,504	181,592
39	9	912	PAC	4,848	1,789	179,848	6,394	3,335	181,394	7,715	4,656	182,715
40	10	912	PAC	5,308	2,277	180,308	7,226	4,195	182,226	8,921	5,890	183,921
		--------
		9,120

41	11	912	PAC	5,768	3,268	180,768	8,102	5,601	183,102	10,236	7,735	185,236
42	12	912	PAC	6,211	4,232	181,211	9,005	7,026	184,005	11,648	9,669	186,648
43	13	912	PAC	6,634	5,166	181,634	9,935	8,467	184,935	13,165	11,696	188,165
44	14	912	PAC	7,034	6,067	182,034	10,888	9,921	185,888	14,790	13,822	189,790
45	15	912	PAC	7,410	6,932	182,410	11,863	11,386	186,863	16,529	16,051	191,529

46	16	912	PAC	7,896	7,896	182,896	13,035	13,035	188,035	18,607	18,607	193,607
47	17	912	PAC	8,351	8,351	183,351	14,238	14,238	189,238	20,845	20,845	195,845
48	18	912	PAC	8,772	8,772	183,772	15,471	15,471	190,471	23,252	23,252	198,252
49	19	912	PAC	9,155	9,155	184,155	16,730	16,730	191,730	25,841	25,841	200,841
50	20	912	PAC	9,496	9,496	184,496	18,014	18,014	193,014	28,623	28,623	203,623
		--------
		18,240

51	21	912	PAC	9,781	9,781	184,781	19,306	19,306	194,306	31,599	31,599	206,599
52	22	912	PAC	10,012	10,012	185,012	20,611	20,611	195,611	34,789	34,789	209,789
53	23	912	PAC	10,177	10,177	185,177	21,916	21,916	196,916	38,200	38,200	213,200
54	24	912	PAC	10,279	10,279	185,279	23,221	23,221	198,221	41,852	41,852	216,852
55	25	912	PAC	10,313	10,313	185,313	24,524	24,524	199,524	45,763	45,763	220,763

56	26	912	PAC	10,270	10,270	185,270	25,812	25,812	200,812	49,945	49,945	224,945
57	27	912	PAC	10,153	10,153	185,153	27,089	27,089	202,089	54,425	54,425	229,425
58	28	912	PAC	9,959	9,959	184,959	28,347	28,347	203,347	59,226	59,226	234,226
59	29	912	PAC	9,684	9,684	184,684	29,584	29,584	204,584	64,372	64,372	239,372
60	30	912	PAC	9,329	9,329	184,329	30,796	30,796	205,796	69,893	69,893	244,893
		--------
		27,360

61	31	912	PAC	8,890	8,890	183,890	31,979	31,979	206,979	75,819	75,819	250,819
62	32	912	PAC	8,359	8,359	183,359	33,121	33,121	208,121	82,176	82,176	257,176
63	33	912	PAC	7,730	7,730	182,730	34,214	34,214	209,214	88,998	88,998	263,998
64	34	912	PAC	7,000	7,000	182,000	35,251	35,251	210,251	96,320	96,320	271,320
65	35	912	PAC	6,158	6,158	181,158	36,217	36,217	211,217	104,175	104,175	279,175

66	36	912	PAC	5,194	5,194	180,194	37,096	37,096	212,096	112,600	112,600	287,600
67	37	912	PAC	4,096	4,096	179,096	37,870	37,870	212,870	121,631	121,631	296,631
68	38	912	PAC	2,873	2,873	177,873	38,543	38,543	213,543	131,332	131,332	306,332
69	39	912	PAC	1,487	1,487	176,487	39,070	39,070	214,070	141,722	141,722	316,722
70	40	912	PAC	0	0	174,981	39,483	39,483	214,483	152,906	152,906	327,906
		--------
		36,480

47

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	912	PAC	0	0	173,209	39,637	39,637	214,637	164,810	164,810	339,810
72	42	912	PAC	0	0	171,189	39,546	39,546	214,546	177,526	177,526	352,526
73	43	912	PAC	0	0	168,900	39,172	39,172	214,172	191,104	191,104	366,104
74	44	912	PAC	0	0	166,316	38,477	38,477	213,477	205,594	205,594	380,594
75	45	912	PAC	0	0	163,404	37,411	37,411	212,411	221,047	221,047	396,047

76	46	912	PAC	0	0	160,135	35,924	35,924	210,924	237,514	237,514	412,514
77	47	912	PAC	0	0	156,471	33,958	33,958	208,958	255,050	255,050	430,050
78	48	912	PAC	0	0	152,372	31,447	31,447	206,447	273,708	273,708	448,708
79	49	912	PAC	0	0	147,669	28,189	28,189	203,189	293,412	293,412	468,412
80	50	912	PAC	0	0	142,502	24,293	24,293	199,293	314,405	314,405	489,405
		--------
		45,600

81	51	912	PAC	0	0	136,680	19,529	19,529	194,529	336,599	336,599	511,599
82	52	912	PAC	0	0	130,052	13,700	13,700	188,700	359,946	359,946	534,946
83	53	912	PAC	0	0	122,572	6,703	6,703	181,703	384,501	384,501	559,501
84	54	912	PAC	0	0	114,196	0	0	173,448	410,328	410,328	585,328
85	55	912	PAC	0	0	104,823	0	0	164,075	437,433	437,433	612,433

86	56	912	PAC	0	0	94,438	0	0	153,690	465,917	465,917	640,917
87	57	912	PAC	0	0	82,563	0	0	141,815	495,403	495,403	670,403
88	58	912	PAC	0	0	69,177	0	0	128,430	525,960	525,960	700,960
89	59	912	PAC	0	0	54,198	0	0	113,450	557,597	557,597	732,597
90	60	912	PAC	0	0	37,834	0	0	97,086	590,629	590,629	765,629
		--------
		54,720

91	61	912	PAC	0	0	20,531	0	0	79,784	625,651	625,651	800,651
92	62	912	PAC	0	0	2,366	0	0	61,618	662,920	662,920	837,920
93	63	912	PAC	0	0	0	0	0	40,917	700,886	700,886	875,886
94	64	912	PAC	0	0	0	0	0	17,707	739,639	739,639	914,639
95	65	912	PAC	0	0	0	0	0	0	779,266	779,266	954,266

96	66	912	PAC	0	0	0	0	0	0	819,351	819,351	994,351
97	67	912	PAC	0	0	0	0	0	0	859,656	859,656	1,034,656
98	68	912	PAC	0	0	0	0	0	0	901,830	901,830	1,076,830
99	69	912	PAC	0	0	0	0	0	0	945,259	945,259	1,120,259
100	70	912	PAC	0	0	0	0	0	0	990,060	990,060	1,165,060
		--------
		63,840

48

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	912	PAC	561	0	175,561	579	0	175,579	591	0	175,591
32	2	912	PAC	1,105	0	176,105	1,175	0	176,175	1,223	0	176,223
33	3	912	PAC	1,633	0	176,633	1,790	0	176,790	1,900	0	176,900
34	4	912	PAC	2,144	0	177,144	2,422	0	177,422	2,624	0	177,624
35	5	912	PAC	2,635	0	177,635	3,070	0	178,070	3,396	227	178,396

36	6	912	PAC	3,106	0	178,106	3,734	591	178,734	4,219	1,076	179,219
37	7	912	PAC	3,557	441	178,557	4,413	1,296	179,413	5,098	1,981	180,098
38	8	912	PAC	3,990	902	178,990	5,110	2,022	180,110	6,037	2,949	181,037
39	9	912	PAC	4,407	1,348	179,407	5,829	2,770	180,829	7,045	3,986	182,045
40	10	912	PAC	4,807	1,776	179,807	6,567	3,536	181,567	8,125	5,094	183,125
		--------
		9,120

41	11	912	PAC	5,187	2,686	180,187	7,324	4,823	182,324	9,281	6,780	184,281
42	12	912	PAC	5,547	3,568	180,547	8,099	6,119	183,099	10,518	8,539	185,518
43	13	912	PAC	5,886	4,418	180,886	8,891	7,422	183,891	11,840	10,372	186,840
44	14	912	PAC	6,200	5,232	181,200	9,697	8,729	184,697	13,251	12,283	188,251
45	15	912	PAC	6,485	6,008	181,485	10,514	10,036	185,514	14,755	14,277	189,755

46	16	912	PAC	6,740	6,740	181,740	11,339	11,339	186,339	16,355	16,355	191,355
47	17	912	PAC	6,960	6,960	181,960	12,167	12,167	187,167	18,053	18,053	193,053
48	18	912	PAC	7,139	7,139	182,139	12,992	12,992	187,992	19,854	19,854	194,854
49	19	912	PAC	7,275	7,275	182,275	13,812	13,812	188,812	21,760	21,760	196,760
50	20	912	PAC	7,363	7,363	182,363	14,620	14,620	189,620	23,776	23,776	198,776
		--------
		18,240

51	21	912	PAC	7,400	7,400	182,400	15,410	15,410	190,410	25,905	25,905	200,905
52	22	912	PAC	7,379	7,379	182,379	16,175	16,175	191,175	28,149	28,149	203,149
53	23	912	PAC	7,293	7,293	182,293	16,906	16,906	191,906	30,510	30,510	205,510
54	24	912	PAC	7,141	7,141	182,141	17,598	17,598	192,598	32,994	32,994	207,994
55	25	912	PAC	6,921	6,921	181,921	18,246	18,246	193,246	35,607	35,607	210,607

56	26	912	PAC	6,622	6,622	181,622	18,837	18,837	193,837	38,349	38,349	213,349
57	27	912	PAC	6,239	6,239	181,239	19,361	19,361	194,361	41,224	41,224	216,224
58	28	912	PAC	5,769	5,769	180,769	19,810	19,810	194,810	44,236	44,236	219,236
59	29	912	PAC	5,208	5,208	180,208	20,178	20,178	195,178	47,393	47,393	222,393
60	30	912	PAC	4,558	4,558	179,558	20,458	20,458	195,458	50,706	50,706	225,706
		--------
		27,360

61	31	912	PAC	3,813	3,813	178,813	20,643	20,643	195,643	54,180	54,180	229,180
62	32	912	PAC	2,966	2,966	177,966	20,715	20,715	195,715	57,820	57,820	232,820
63	33	912	PAC	2,011	2,011	177,011	20,665	20,665	195,665	61,631	61,631	236,631
64	34	912	PAC	942	942	175,942	20,478	20,478	195,478	65,618	65,618	240,618
65	35	912	PAC	0	0	174,749	20,137	20,137	195,137	69,785	69,785	244,785

66	36	912	PAC	0	0	173,401	19,619	19,619	194,619	74,128	74,128	249,128
67	37	912	PAC	0	0	171,880	18,900	18,900	193,900	78,648	78,648	253,648
68	38	912	PAC	0	0	170,166	17,953	17,953	192,953	83,339	83,339	258,339
69	39	912	PAC	0	0	168,237	16,745	16,745	191,745	88,191	88,191	263,191
70	40	912	PAC	0	0	166,072	15,245	15,245	190,245	93,198	93,198	268,198
		--------
		36,480

49

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode (“P”),
$175,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-FEMALE
WealthQuest III VUL
Female 30, TNU, Option B
Face $175,000, Premiums $76 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	912	PAC	0	0	163,642	13,410	13,410	188,410	98,341	98,341	339,810
72	42	912	PAC	0	0	160,908	11,186	11,186	186,186	103,590	103,590	278,590
73	43	912	PAC	0	0	157,842	8,527	8,527	183,527	108,924	108,924	283,924
74	44	912	PAC	0	0	154,412	5,381	5,381	180,381	114,317	114,317	289,317
75	45	912	PAC	0	0	150,577	1,688	1,688	176,688	119,733	119,733	294,733

76	46	912	PAC	0	0	146,297	0	0	172,419	125,130	125,130	300,130
77	47	912	PAC	0	0	141,527	0	0	167,650	130,460	130,460	305,460
78	48	912	PAC	0	0	136,214	0	0	162,336	135,662	135,662	310,662
79	49	912	PAC	0	0	130,305	0	0	156,428	140,671	140,671	315,671
80	50	912	PAC	0	0	123,741	0	0	149,864	145,409	145,409	320,409
		--------
		45,600

81	51	912	PAC	0	0	116,358	0	0	142,481	149,682	149,682	324,682
82	52	912	PAC	0	0	107,965	0	0	134,087	153,252	153,252	328,252
83	53	912	PAC	0	0	98,494	0	0	124,617	155,992	155,992	330,992
84	54	912	PAC	0	0	87,885	0	0	114,007	157,768	157,768	332,768
85	55	912	PAC	0	0	75,996	0	0	102,119	158,355	158,355	333,355

86	56	912	PAC	0	0	62,801	0	0	88,924	157,626	157,626	332,626
87	57	912	PAC	0	0	48,049	0	0	74,172	155,212	155,212	330,212
88	58	912	PAC	0	0	31,353	0	0	57,475	150,569	150,569	325,569
89	59	912	PAC	0	0	12,581	0	0	38,703	143,375	143,375	318,375
90	60	912	PAC	0	0	0	0	0	17,838	133,404	133,404	308,404
		--------
		54,720

91	61	912	PAC	0	0	0	0	0	0	120,985	120,985	295,985
92	62	912	PAC	0	0	0	0	0	0	105,972	105,972	280,972
93	63	912	PAC	0	0	0	0	0	0	87,086	87,086	262,086
94	64	912	PAC	0	0	0	0	0	0	63,008	63,008	238,008
95	65	912	PAC	0	0	0	0	0	0	32,304	32,304	207,304

96	66	912	PAC	0	0	0	0	0	0	0	0	168,932
97	67	912	PAC	0	0	0	0	0	0	0	0	124,521
98	68	912	PAC	0	0	0	0	0	0	0	0	76,745
99	69	912	PAC	0	0	0	0	0	0	0	0	27,113
100	70	912	PAC	0	0	0	0	0	0	0	0	0
		--------
		63,840

50

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium:	$15,385.74
Guideline Level Annual Premium:	$3,627.76
TAMRA Initial 7 Pay Premium:	$4,065.75
Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 ½ would incur a 10% tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse. Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.70% Net)	6% Gross Annual Return (4.30% Net)	10% Gross Annual Return (8.30% Net)
Guaranteed Charges	Attained Age	90	91	100
	Contract Year	60	61	70
Current Charges	Attained Age	93	95	100
	Contract Year	63	65	70

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen. Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium. If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits. Actual year of lapse may be more or less favorable than shown in the chart. Investment returns are hypothetical only. Actual rates of return will vary.

51

HYPOTHETICAL ILLUSTRATIONS

(Male)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868, Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios are assumed to be 1.00%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2011.

The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification.

52

These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $240,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $120.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

53

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	1440	PAC	923	0	240,923	953	0	240,953	973	0	240,973
32	2	1440	PAC	1,832	0	241,832	1,949	0	241,949	2,028	0	242,028
33	3	1440	PAC	2,725	0	242,725	2,985	0	242,985	3,168	0	243,168
34	4	1440	PAC	3,597	0	243,597	4,061	0	244,061	4,397	0	244,397
35	5	1440	PAC	4,452	0	244,452	5,180	533	245,180	5,724	1,078	245,724

36	6	1440	PAC	5,285	680	245,285	6,339	1,733	246,339	7,153	2,547	247,153
37	7	1440	PAC	6,097	1,537	246,097	7,539	2,979	247,539	8,691	4,131	248,691
38	8	1440	PAC	6,884	2,372	246,884	8,780	4,268	248,780	10,346	5,834	250,346
39	9	1440	PAC	7,644	3,180	247,644	10,060	5,596	250,060	12,122	7,658	252,122
40	10	1440	PAC	8,380	3,966	248,380	11,382	6,969	251,382	14,032	9,618	254,032
		--------
		14,400

41	11	1440	PAC	9,115	5,477	249,115	12,773	9,135	252,773	16,112	12,474	256,112
42	12	1440	PAC	9,818	6,946	249,818	14,204	11,331	254,204	18,343	15,471	258,343
43	13	1440	PAC	10,486	8,357	250,486	15,670	13,541	255,670	20,733	18,604	260,733
44	14	1440	PAC	11,109	9,710	251,109	17,165	15,766	257,165	23,285	21,886	263,285
45	15	1440	PAC	11,684	10,993	251,684	18,685	17,994	258,685	26,007	25,316	266,007

46	16	1440	PAC	12,462	12,462	252,462	20,544	20,544	260,544	29,291	29,291	269,291
47	17	1440	PAC	13,183	13,183	253,183	22,444	22,444	262,444	32,819	32,819	272,819
48	18	1440	PAC	13,852	13,852	253,852	24,393	24,393	264,393	36,616	36,616	276,616
49	19	1440	PAC	14,475	14,475	254,475	26,398	26,398	266,398	40,714	40,714	280,714
50	20	1440	PAC	15,042	15,042	255,042	28,454	28,454	268,454	45,129	45,129	285,129
		--------
		28,800

51	21	1440	PAC	15,539	15,539	255,539	30,545	30,545	270,545	49,872	49,872	289,872
52	22	1440	PAC	15,972	15,972	255,972	32,679	32,679	272,679	54,980	54,980	294,980
53	23	1440	PAC	16,328	16,328	256,328	34,846	34,846	274,846	60,472	60,472	300,472
54	24	1440	PAC	16,597	16,597	256,597	37,035	37,035	277,035	66,371	66,371	306,371
55	25	1440	PAC	16,758	16,758	256,758	39,224	39,224	279,224	72,689	72,689	312,689

56	26	1440	PAC	16,848	16,848	256,848	41,451	41,451	281,451	79,502	79,502	319,502
57	27	1440	PAC	16,820	16,820	256,820	43,669	43,669	283,669	86,805	86,805	326,805
58	28	1440	PAC	16,680	16,680	256,680	45,881	45,881	285,881	94,647	94,647	334,647
59	29	1440	PAC	16,428	16,428	256,428	48,087	48,087	288,087	103,075	103,075	343,075
60	30	1440	PAC	15,883	15,883	255,883	50,099	50,099	290,099	111,951	111,951	351,951
		--------
		43,200

61	31	1440	PAC	15,143	15,143	255,143	52,004	52,004	292,004	121,415	121,415	361,415
62	32	1440	PAC	14,191	14,191	254,191	53,777	53,777	293,777	131,498	131,498	371,498
63	33	1440	PAC	12,965	12,965	252,965	55,346	55,346	295,346	142,190	142,190	382,190
64	34	1440	PAC	11,468	11,468	251,468	56,702	56,702	296,702	153,546	153,546	393,546
65	35	1440	PAC	9,691	9,691	249,691	57,821	57,821	297,821	165,614	165,614	405,614

66	36	1440	PAC	7,625	7,625	247,625	58,679	58,679	298,679	178,444	178,444	418,444
67	37	1440	PAC	5,269	5,269	245,269	59,259	59,259	299,259	192,102	192,102	432,102
68	38	1440	PAC	2,612	2,612	242,612	59,533	59,533	299,533	206,647	206,647	446,647
69	39	1440	PAC	0	0	239,638	59,467	59,467	299,467	222,139	222,139	462,139
70	40	1440	PAC	0	0	236,288	59,000	59,000	299,000	238,620	238,620	478,620
		--------
		57,600

54

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

CURRENT-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	1440	PAC	0	0	232,486	58,046	58,046	298,046	256,111	256,111	496,111
72	42	1440	PAC	0	0	228,136	56,481	56,481	296,481	274,601	274,601	514,601
73	43	1440	PAC	0	0	223,144	54,179	54,179	294,179	294,084	294,084	534,084
74	44	1440	PAC	0	0	217,477	51,069	51,069	291,069	314,612	314,612	554,612
75	45	1440	PAC	0	0	211,085	47,058	47,058	287,058	336,226	336,226	576,226

76	46	1440	PAC	0	0	203,902	42,035	42,035	282,035	358,958	358,958	598,958
77	47	1440	PAC	0	0	195,605	35,616	35,616	275,616	382,569	382,569	622,569
78	48	1440	PAC	0	0	186,247	27,788	27,788	267,788	407,192	407,192	647,192
79	49	1440	PAC	0	0	175,657	18,302	18,302	258,302	432,739	432,739	672,739
80	50	1440	PAC	0	0	164,149	7,400	7,400	247,400	459,624	459,624	699,624
		--------
		72,000

81	51	1440	PAC	0	0	151,155	0	0	234,495	487,371	487,371	727,371
82	52	1440	PAC	0	0	136,545	0	0	219,885	515,922	515,922	755,922
83	53	1440	PAC	0	0	120,224	0	0	203,565	545,249	545,249	785,249
84	54	1440	PAC	0	0	102,035	0	0	185,375	575,257	575,257	815,257
85	55	1440	PAC	0	0	81,768	0	0	165,108	605,788	605,788	845,788

86	56	1440	PAC	0	0	59,190	0	0	142,530	636,645	636,645	876,645
87	57	1440	PAC	0	0	34,070	0	0	117,411	667,615	667,615	907,615
88	58	1440	PAC	0	0	6,204	0	0	89,544	698,493	698,493	938,493
89	59	1440	PAC	0	0	0	0	0	58,758	729,090	729,090	969,090
90	60	1440	PAC	0	0	0	0	0	26,601	761,004	761,004	1,001,004
		--------
		86,400

91	61	1440	PAC	0	0	0	0	0	0	792,746	792,746	1,032,746
92	62	1440	PAC	0	0	0	0	0	0	824,868	824,868	1,064,868
93	63	1440	PAC	0	0	0	0	0	0	856,782	856,782	1,096,782
94	64	1440	PAC	0	0	0	0	0	0	888,298	888,298	1,128,298
95	65	1440	PAC	0	0	0	0	0	0	919,208	919,208	1,159,208

96	66	1440	PAC	0	0	0	0	0	0	949,490	949,490	1,189,490
97	67	1440	PAC	0	0	0	0	0	0	979,167	979,167	1,219,167
98	68	1440	PAC	0	0	0	0	0	0	1,007,968	1,007,968	1,247,968
99	69	1440	PAC	0	0	0	0	0	0	1,036,405	1,036,405	1,276,405
100	70	1440	PAC	0	0	0	0	0	0	1,061,660	1,061,660	1,301,660
		--------
		100,800

55

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC
				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
31	1	1440	PAC	833	0	240,833	860	0	240,860	878	0	240,878
32	2	1440	PAC	1,655	0	241,655	1,760	0	241,760	1,831	0	241,831
33	3	1440	PAC	2,460	0	242,460	2,695	0	242,695	2,860	0	242,860
34	4	1440	PAC	3,245	0	243,245	3,664	0	243,664	3,967	0	243,967
35	5	1440	PAC	4,012	0	244,012	4,668	22	244,668	5,159	513	245,159

36	6	1440	PAC	4,753	148	244,753	5,703	1,097	245,703	6,437	1,832	246,437
37	7	1440	PAC	5,471	911	245,471	6,770	2,210	246,770	7,808	3,248	247,808
38	8	1440	PAC	6,159	1,647	246,159	7,865	3,353	247,865	9,275	4,763	249,275
39	9	1440	PAC	6,815	2,351	246,815	8,985	4,521	248,985	10,839	6,375	250,839
40	10	1440	PAC	7,440	3,026	247,440	10,133	5,719	250,133	12,513	8,099	252,513
		--------
		14,400

41	11	1440	PAC	8,028	4,390	248,028	11,303	7,665	251,303	14,296	10,658	254,296
42	12	1440	PAC	8,576	5,703	248,576	12,491	9,618	252,491	16,194	13,322	256,194
43	13	1440	PAC	9,076	6,947	249,076	13,690	11,561	253,690	18,209	16,080	258,209
44	14	1440	PAC	9,523	8,123	249,523	14,894	13,494	254,894	20,341	18,942	260,341
45	15	1440	PAC	9,912	9,220	249,912	16,097	15,406	256,097	22,597	21,906	262,597

46	16	1440	PAC	10,239	10,239	250,239	17,295	17,295	257,295	24,980	24,980	264,980
47	17	1440	PAC	10,506	10,506	250,506	18,488	18,488	258,488	27,503	27,503	267,503
48	18	1440	PAC	10,723	10,723	250,723	19,684	19,684	259,684	30,185	30,185	270,185
49	19	1440	PAC	10,901	10,901	250,901	20,895	20,895	260,895	33,050	33,050	273,050
50	20	1440	PAC	11,031	11,031	251,031	22,111	22,111	262,111	36,104	36,104	276,104
		--------
		28,800

51	21	1440	PAC	11,098	11,098	251,098	23,317	23,317	263,317	39,347	39,347	279,347
52	22	1440	PAC	11,088	11,088	251,088	24,495	24,495	264,495	42,776	42,776	282,776
53	23	1440	PAC	10,985	10,985	250,985	25,628	25,628	265,628	46,390	46,390	286,390
54	24	1440	PAC	10,777	10,777	250,777	26,698	26,698	266,698	50,188	50,188	290,188
55	25	1440	PAC	10,435	10,435	250,435	27,673	27,673	267,673	54,156	54,156	294,156

56	26	1440	PAC	9,947	9,947	249,947	28,532	28,532	268,532	58,289	58,289	298,289
57	27	1440	PAC	9,308	9,308	249,308	29,264	29,264	269,264	62,597	62,597	302,597
58	28	1440	PAC	8,527	8,527	248,527	29,869	29,869	269,869	67,097	67,097	307,097
59	29	1440	PAC	7,606	7,606	247,606	30,341	30,341	270,341	71,807	71,807	311,807
60	30	1440	PAC	6,520	6,520	246,520	30,648	30,648	270,648	76,716	76,716	316,716
		--------
		43,200

61	31	1440	PAC	5,234	5,234	245,234	30,742	30,742	270,742	81,798	81,798	321,798
62	32	1440	PAC	3,704	3,704	243,704	30,565	30,565	270,565	87,018	87,018	327,018
63	33	1440	PAC	1,888	1,888	241,888	30,059	30,059	270,059	92,341	92,341	332,341
64	34	1440	PAC	0	0	239,763	29,182	29,182	269,182	97,745	97,745	337,745
65	35	1440	PAC	0	0	237,293	27,900	27,900	267,900	103,219	103,219	343,219

66	36	1440	PAC	0	0	234,449	26,181	26,181	266,181	108,755	108,755	348,755
67	37	1440	PAC	0	0	231,226	24,002	24,002	264,002	114,352	114,352	354,352
68	38	1440	PAC	0	0	227,606	21,323	21,323	261,323	119,995	119,995	359,995
69	39	1440	PAC	0	0	223,567	18,101	18,101	258,101	125,665	125,665	365,665
70	40	1440	PAC	0	0	219,056	14,259	14,259	254,259	131,309	131,309	371,309
		--------
		57,600

56

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode (“P”),
$240,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

GUARANTEED-MALE
WealthQuest III VUL
Male 30, TNU, Option B
Face $240,000, Premiums $120 Monthly PAC

				0% Gross Rate (-1.7% Net)			6% Gross Rate (4.3% Net)			10% Gross Rate (8.3% Net)
	End of	Premium	Premium	Accumulation	Surrender	Death	Accumulation	Surrender	Death	Accumulation	Surrender	Death
Age	Year	Outlay	Mode	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
71	41	1440	PAC	0	0	213,993	9,688	9,688	249,688	136,842	136,842	376,842
72	42	1440	PAC	0	0	208,257	4,234	4,234	244,234	142,129	142,129	382,129
73	43	1440	PAC	0	0	201,733	0	0	237,761	147,029	147,029	387,029
74	44	1440	PAC	0	0	194,376	0	0	230,404	151,462	151,462	391,462
75	45	1440	PAC	0	0	186,119	0	0	222,147	155,321	155,321	395,321

76	46	1440	PAC	0	0	176,879	0	0	212,907	158,472	158,472	398,472
77	47	1440	PAC	0	0	166,524	0	0	202,552	160,719	160,719	400,719
78	48	1440	PAC	0	0	154,867	0	0	190,895	161,791	161,791	401,791
79	49	1440	PAC	0	0	141,687	0	0	177,715	161,361	161,361	401,361
80	50	1440	PAC	0	0	126,789	0	0	162,817	159,102	159,102	399,102
		--------
		72,000

81	51	1440	PAC	0	0	109,958	0	0	145,986	154,639	154,639	394,639
82	52	1440	PAC	0	0	91,008	0	0	127,036	147,594	147,594	387,594
83	53	1440	PAC	0	0	69,789	0	0	105,817	137,602	137,602	377,602
84	54	1440	PAC	0	0	46,069	0	0	82,097	124,174	124,174	364,174
85	55	1440	PAC	0	0	19,532	0	0	55,560	106,698	106,698	346,698

86	56	1440	PAC	0	0	0	0	0	25,849	84,469	84,469	324,469
87	57	1440	PAC	0	0	0	0	0	0	56,707	56,707	296,707
88	58	1440	PAC	0	0	0	0	0	0	22,591	22,591	262,591
89	59	1440	PAC	0	0	0	0	0	0	0	0	221,653
90	60	1440	PAC	0	0	0	0	0	0	0	0	175,778
		--------
		86,400

91	61	1440	PAC	0	0	0	0	0	0	0	0	125,319
92	62	1440	PAC	0	0	0	0	0	0	0	0	70,255
93	63	1440	PAC	0	0	0	0	0	0	0	0	10,264
94	64	1440	PAC	0	0	0	0	0	0	0	0	0
95	65	1440	PAC	0	0	0	0	0	0	0	0	0

96	66	1440	PAC	0	0	0	0	0	0	0	0	0
97	67	1440	PAC	0	0	0	0	0	0	0	0	0
98	68	1440	PAC	0	0	0	0	0	0	0	0	0
99	69	1440	PAC	0	0	0	0	0	0	0	0	0
100	70	1440	PAC	0	0	0	0	0	0	0	0	0
		--------
		100,800

57

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium:	$2,4477.02
Guideline Level Annual Premium:	$6,501.97
TAMRA Initial 7 Pay Premium:	$6,383.81
Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 ½ would incur a 10% federal tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse. Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.70% Net)	6% Gross Annual Return (4.30% Net)	10% Gross Annual Return (8.30% Net)
Guaranteed Charges	Attained Age	86	87	94
	Contract Year	56	57	64
Current Charges	Attained Age	89	91	100
	Contract Year	59	61	70

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen. Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium. If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits. Actual year of lapse may be more or less favorable than shown in the chart. Investment returns are hypothetical only. Actual rates of return will vary.

58

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and consolidated financial statements of American National Insurance Company, is available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission’s Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number: 333-53122

59

Form 9130	Rev. 05-12

60

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012
WEALTHQUEST III VARIABLE UNIVERSAL LIFE
CONTRACT FORM NUMBERS WQVUL08 AND WQVUL
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
(REGISTRANT)
AMERICAN NATIONAL INSURANCE COMPANY
(DEPOSITOR)

Registrant

American National Variable Life Separate Account
One Moody Plaza
Galveston, Texas 77550-7947

Depositor
American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7947

Principal Underwriter

Securities Management and Research, Inc.
701 Tama Street, Building B
P. O. Box 868
Marion, Iowa 52302-0868

Independent Registered Public Accounting Firm
KPMG LLP
811 Main Street, Suite 4500
Houston, Texas 77002

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the WealthQuest III Variable Universal Life Contract (“the Contract”) Form Number WQVUL and Contract Form Number WQVUL08. You may obtain a copy of the prospectus, dated May 1, 2012, by calling 1-800-306-2959, or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269

Terms used in the current prospectuses for Contract form numbers WQVUL08 and WQVUL (respectively) are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectuses.

Form 9130-SAI	5-12

Page
Cover Page...	1
Table of Contents...	2
General Information and History...	3
American National Insurance Company...	3
The Separate Account...	3
Sale of the Contracts...	3
The Contract...	4
Dividends...	5
Performance Data...	5
Illustrations...	6
Legal Matters...	6
Experts...	6
Financial Statements...	6

GENERAL INFORMATION AND HISTORY
AMERICAN NATIONAL INSURANCE COMPANY
We are a stock life insurance company chartered under Texas law in 1905.  We write life, health and accident insurance and annuities and are licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa.  The Moody Foundation, a charitable foundation established for charitable and educational purposes, owns approximately 23% of our stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.10%.

We are subject to regulation by the Texas Department of Insurance ("the Department:).  In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate.  On or before March 1 of each year we must submit to the Texas Department of Insurance a filing describing our operations and reporting on our financial condition and that of the Separate Account as of December 31 of the preceding year.  Periodically, the Department examines our liability and reserves of the Separate Account and certifies their adequacy.

THE SEPARATE ACCOUNT
We established the Separate Account under Texas law on July 30, 1987. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value.  The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

For more information about the Separate Account, see the prospectus.
SALE OF THE CONTRACTS
We have entered into a Distribution and Selling Agreement (the “Distribution Agreement”) with Securities Management and Research, Inc. (“SM&R”), pursuant to which SM&R serves as the distributor and principal underwriter of the Contracts.  SM&R, a Florida corporation organized in 1964, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 (“1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).  SM&R’s main offices are located at 701 Tama Street, Building B, P. O. Box 868, Marion, Iowa  52302-0868.

SM&R offers the Contracts on a continuous basis through: (i) selling agreements with other broker/dealers (“selling brokers”) registered under the 1934 Act to sell the contracts; and (ii) its own registered representatives who are registered with FINRA and with the states in which they do business.  The selling brokers also sell the Contracts through registered representatives.  Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

SM&R is not entitled to any remuneration for its services as principal underwriter.  Commissions are paid to SM&R and to the selling brokers under their respective agreements with SM&R. SM&R passes through commissions it receives to the selling broker for their respective sales.  We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.  The amount of commissions we pay may vary based on a number of factors.

Commission paid during the first 5 Contract Years is determined as a percentage of premium paid not to exceed the amount of premium that can be paid without the Contract becoming a modified endowment contract under the Internal Revenue Code.  The maximum commission, however, will not exceed 16% of actual premium paid during the first 5 Contract Years.  Trail commissions are paid in Contract Year 6 and thereafter at an annual rate of 0.25% of the Accumulation Value.  At the end of the 25th Contract Month, a persistency commission of 10% of the target premium amount will be paid.  Target premium for purposes of the 10% persistency commission is determined by using a number of factors including actual premium paid, Specified Amount and each Insured's age, gender and underwriting class.

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts.  When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative who sold the Contract and to other registered representatives in the form of override commissions for their service in providing sales support and training.  Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through another selling broker, we pay the entire sales commission directly to the selling broker; that broker may retain a portion of the commission before it pays the registered representative who sold the Contract.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives.  The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker.  The selling broker typically requests that we pay a fee ranging from $500 to $100,000 for our participation, but the amount actually paid is usually negotiated.  In calendar year 2011, the actual fees paid ranged from $500 to $60,000, depending upon our level of participation in the conference.  Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales.  Currently, we do not have selling brokers qualifying for such contingent incentives.

We paid aggregate underwriting commissions of $2,790,344, $2,476,510 and $2,907,757, in 2011, 2010 and 2009, respectively, to SM&R for the sale of variable life insurance contracts and variable annuity contracts by its registered representatives and by the selling brokers.  SM&R did not retain any of these commissions.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts.  Commissions paid on the Contracts, including other sales incentives and marketing payments, are not charged directly to you or to your Accumulation Value.

THE CONTRACT
The Contract, the application, any supplemental applications, statements to medical examiner, and any riders, amendments, or endorsements make up the entire Contract.  Only statements in the application attached to the Contract and any supplemental applications made a part of the Contract can be used to contest a claim or the validity of the Contract.  Any changes must be approved in writing by the President, Vice President, or Secretary of American National.  No agent has the authority to alter or modify any of the terms, conditions or agreements of the Contract or to waive any of its provisions.  Pending regulatory approvals, we intend to distribute the Contracts in all states, except New York, and in certain possession and territories.  Differences in state laws may require us to offer a Contract in a state that has suicide, incontestability, refund provisions, surrender charges or other provisions more favorable than provisions in other states.  In addition, certain state laws may prohibit us from offering certain features described in this prospectus, such as extended guaranteed coverage periods.

Beneficiary. You can name primary and contingent beneficiaries. Initial Beneficiary(ies) is specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated.  If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise, to any Beneficiary(ies) of the next class; otherwise, to the estate of the Insured.

Incontestability. The Contract is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured.  An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Effective Date during the lifetime of the Insured or an additional insured.  However, this two-year provision shall not apply to riders that provide disability or accidental death benefits.  Any reinstatement of a Contract shall be incontestable during the lifetime of the Insured, only after having been in force for two years after the Effective Date of the reinstatement.

Misstatement of Age or Sex. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted as provided for in the Contract.
Suicide. Suicide within two years after Date of Issue is not covered by the Contract unless otherwise provided by a state’s insurance law.  If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, we will pay only the premiums received, less any partial surrenders and Contract Debt.  If the Insured, while sane or insane, commits suicide within two years after the Effective Date of any increase in the Specified Amount, our liability with respect to such increase will only be the total cost of insurance applied to the increase.  If the Insured, while sane or insane, commits suicide within two years from the Effective Date of reinstatement, our liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.

DIVIDENDS
The Contract is non-participating and therefore is not eligible for dividends and does not participate in any distribution of our surplus.
PERFORMANCE DATA
From time to time, we may quote performance information for the Subaccounts of the Separate Account in advertisements, sales literature, or reports to Contract Owners or prospective investors.
We may quote performance information in any manner permitted under applicable law.  We may, for example, present such information as a change in a hypothetical Contract Owner's Accumulation Value or death benefit.  We also may present the yield or total return of the Subaccounts based on a hypothetical investment of $1,000 in a Contract.  The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Separate Account, the Subaccount or the Portfolio in which it invests.  The performance information shown may reflect the deduction of only some of the applicable charges to the Contract.  We may, for example, exclude the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.  The performance information would be lower if these charges were included.

The "yield" of a Subaccount refers to the income generated by an investment in the Subaccount over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Portfolio’s investments.  This income is then "annualized" and shown as a percentage of the investment. We also may advertise the "effective yield" of the Subaccount investing in the Fidelity VIP Money Market Portfolio, which is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount investing in the Fidelity VIP Money Market Portfolio is assumed to be reinvested.  The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.  The "total return" of a Subaccount is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement."  Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually.  "Cumulative total return" is the total return over the entire specified period expressed as a percentage.

Neither yield nor total return figures reflect deductions for Contract charges such as the premium charge, surrender charges, administrative and maintenance fees, and cost of insurance charges.  Yield and total return figures would be lower if Contract charges were included.

We may compare a Subaccount's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services.  In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of American National Insurance Company’s financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.
Performance information for any Subaccount reflects the performance of a hypothetical investment of $1,000 in a Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

ILLUSTRATIONS
We will provide you with illustrations based on different sets of assumptions upon your request.  You can request such illustrations at any time.  Illustrations may help you understand how your Accumulation Values would vary over time based on different assumptions.

If you ask us, we'll provide you with different kinds of illustrations.
• Illustrations based on information you give us about the person to be insured by the Contract, his or her risk class, the face amount, the death benefit and premium payments.
• Illustrations that show the allocation of premium payments to specified Subaccounts. These will reflect the expenses of the specific corresponding Portfolios.
LEGAL MATTERS
Greer, Herz and Adams, LLP, General Counsel, has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS
The consolidated financial statements and supplementary schedules of American National Insurance Company and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2011; and the financial statements and financial highlights of the segregated subaccounts of American National Variable Life Separate Account as of December 31, 2011 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors of American National Insurance Company and
Policy Owners of American National Variable Life Separate Account:

We have audited the accompanying statement of net assets of Alger Small Cap Growth Portfolio – Class I-2, Alger Large Cap Growth Portfolio – Class I-2, Alger Growth & Income Portfolio – Class I-2, Alger Balanced Portfolio – Class I-2, Alger Mid Cap Growth Portfolio – Class I-2, Alger Capital Appreciation Portfolio – Class I-2, Federated Managed Volatility Fund II (formerly, Federated Capital Income Fund II), Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II – Primary Shares, Federated Quality Bond Fund II – Primary Shares, Federated Kaufmann Fund II – Primary Shares, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II, Fidelity Variable Insurance Products (VIP) Growth & Income Portfolio– Initial Class, Fidelity VIP Equity-Income Portfolio – Initial Class, Fidelity VIP Growth Portfolio – Initial Class, Fidelity VIP High Income Portfolio – Initial Class, Fidelity VIP Money Market Portfolio – Initial Class, Fidelity VIP Overseas Portfolio – Initial Class, Fidelity VIP Investment Grade Bond Portfolio – Initial Class, Fidelity VIP Asset Manager Portfolio – Initial Class, Fidelity VIP Index 500 Portfolio – Initial Class, Fidelity VIP Contrafund Portfolio – Initial Class, Fidelity VIP Asset Manager: Growth Portfolio – Initial Class, Fidelity VIP Balanced Portfolio – Initial Class, Fidelity VIP Growth Opportunities Portfolio – Initial Class, Fidelity VIP Mid Cap Portfolio – Initial Class, Fidelity VIP Growth Strategies Portfolio – Service Class 2, Fidelity VIP Equity-Income Portfolio – Service Class 2, Fidelity VIP Contrafund Portfolio – Service Class 2, Fidelity VIP Index 500 Portfolio – Service Class 2, Fidelity VIP Investment Grade Bond Portfolio – Service Class 2, Fidelity VIP Growth & Income Portfolio – Service Class 2, Fidelity VIP Growth Opportunities Portfolio – Service Class 2, Fidelity VIP Mid Cap Portfolio – Service Class 2, Fidelity VIP Money Market Portfolio – Service Class 2, Fidelity VIP Value Portfolio – Service Class 2, Fidelity VIP Value Strategies Portfolio – Service Class 2, Fidelity VIP Value Leaders Portfolio – Service Class 2, Invesco Variable Insurance Funds (V.I.) Capital Development Fund – Series I, Invesco V.I. Dividend Growth Fund – Series I, Invesco V.I. Dynamics Fund – Series I, Invesco V.I. Global Healthcare Fund – Series I, Invesco V.I. Technology Fund – Series I, Invesco V.I. Global Real Estate Fund – Series I, Invesco V.I. Utilities Fund – Series I, Invesco V.I. Financial Services Fund – Series I, Invesco V.I. Small Cap Equity Fund – Series I, MFS Growth Series – Initial Class, MFS Core Equity Series – Initial Class, MFS Research Series – Initial Class, MFS Investors Trust Series – Initial Class, T. Rowe Price (TRP) Equity Income Portfolio – Equity Income Class, TRP International Stock Portfolio, TRP Limited-Term Bond Portfolio – Limited-Term Bond Class, TRP Mid-Cap Growth Portfolio – Mid-Cap Growth Class, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market and AN Small/Mid Cap segregated subaccounts of American National Variable Life Separate Account (the Account) as of December 31, 2011, and the related statement of Operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Life Separate Account as of December 31, 2011 and the results of their operations for the year, or lesser period, then ended, changes in net assets for each of the years, or lesser periods, in the two-year period then ended, and their financial highlights for each of the years, or lesser period, in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/: KPMG LLP

Houston, Texas
April 27, 2012

American National Variable Life Separate Account
Statement of Net Assets
As of December 31, 2011
(Amounts in thousands except for unit and share information)

			Investments	Investments	Unit	Units
Assets	Shares	NAV	at cost	at net asset value	value	outstanding
Investrac Gold Variable Universal Life
Fidelity VIP Asset Manager Portfolio - Initial Class	58,393	$13.80	$822	$806	$2.25	358,083
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	21,954	13.35	281	293	2.08	140,643
Fidelity VIP Balanced Portfolio - Initial Class	12,300	14.63	177	180	1.29	139,881
Fidelity VIP Contrafund Portfolio - Initial Class	139,745	23.02	3,733	3,217	3.69	872,014
Fidelity VIP Equity-Income Portfolio - Initial Class	125,988	18.69	2,792	2,355	2.92	807,360
Fidelity VIP Growth - Initial Class	123,410	36.89	4,187	4,553	2.60	1,752,227
Fidelity VIP Growth and Income - Initial Class	5,040	12.59	57	63	1.05	60,324
Fidelity VIP Growth Opportunities Portfolio - Initial Class	5,214	18.30	78	95	0.81	118,444
Fidelity VIP High Income - Initial Class	64,973	5.39	358	350	2.01	174,225
Fidelity VIP Index 500 Portfolio - Initial Class	45,206	129.33	5,736	5,846	3.09	1,891,932
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	36,059	12.97	459	468	2.47	189,035
Fidelity VIP Mid Cap Portfolio - Initial Class	67,064	29.08	1,978	1,950	3.78	515,547
Fidelity VIP Money Market Portfolio - Initial Class	5,639,099	1.00	5,639	5,639	1.58	3,558,456
Fidelity VIP Overseas Portfolio - Initial Class	51,731	13.63	1,016	705	1.67	422,253
T. Rowe Price Equity Income Portfolio	13,025	19.42	261	253	1.38	183,394
T. Rowe Price International Stock Portfolio	15,435	11.88	205	183	1.07	171,622
T. Rowe Price Mid-Cap Growth Portfolio	13,330	21.27	288	284	2.24	126,494
Investrac Advantage Variable Universal Life
Fidelity VIP Asset Manager Portfolio - Initial Class	31,949	13.80	455	441	1.44	306,382
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	46,052	13.35	581	615	1.31	469,478
Fidelity VIP Balanced Portfolio - Initial Class	51,192	14.63	739	749	1.35	553,713
Fidelity VIP Contrafund Portfolio - Initial Class	295,134	23.02	7,759	6,794	2.09	3,249,161
Fidelity VIP Equity-Income Portfolio - Initial Class	96,143	18.69	2,098	1,797	1.48	1,210,478
Fidelity VIP Growth - Initial Class	179,414	36.89	5,770	6,619	1.31	5,035,259
Fidelity VIP Growth and Income - Initial Class	57,872	12.59	770	729	1.22	595,687
Fidelity VIP Growth Opportunities Portfolio - Initial Class	116,423	18.30	1,912	2,131	1.00	2,136,142
Fidelity VIP High Income - Initial Class	101,088	5.39	512	545	1.36	399,448
Fidelity VIP Index 500 Portfolio - Initial Class	70,891	129.33	8,970	9,168	1.35	6,803,775
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	64,665	12.97	809	839	1.82	461,276
Fidelity VIP Mid Cap Portfolio - Initial Class	349,961	29.08	10,447	10,177	3.48	2,928,583
Fidelity VIP Money Market Portfolio - Initial Class	7,569,037	1.00	7,569	7,569	1.23	6,152,483
Fidelity VIP Overseas Portfolio - Initial Class	73,313	13.63	1,455	999	1.23	812,047
T. Rowe Price Equity Income Portfolio	84,581	19.42	1,803	1,643	1.63	1,004,724
T. Rowe Price International Stock Portfolio	104,521	11.88	1,392	1,242	1.16	1,071,784
T. Rowe Price Mid-Cap Growth Portfolio	175,310	21.27	3,852	3,729	3.24	1,151,197
Survivor Variable Universal Life
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	112	13.35	2	1	18.17	82
Fidelity VIP Balanced Portfolio - Initial Class	3,103	14.63	43	45	20.56	2,207
Fidelity VIP Contrafund Portfolio - Initial Class	8,908	23.02	177	205	39.46	5,197
Fidelity VIP Equity-Income Portfolio - Initial Class	6,071	18.69	124	113	32.18	3,526
Fidelity VIP Growth - Initial Class	504	36.89	17	19	41.97	443
Fidelity VIP Growth and Income - Initial Class	-	12.59	-	-	17.62	-
Fidelity VIP Growth Opportunities Portfolio - Initial Class	4,147	18.30	65	76	18.84	4,028
Fidelity VIP High Income - Initial Class	293	5.39	2	2	15.04	105
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Net Assets
As of December 31, 2011
(Amounts in thousands except for unit and share information)

			Investments	Investments	Unit	Units
Assets	Shares	NAV	at cost	at net asset value	value	outstanding
Survivor Variable Universal Life
Fidelity VIP Index 500 Portfolio - Initial Class	2,282	$129.33	$306	$295	$175.03	1,686
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	4,093	12.97	48	53	23.00	2,308
Fidelity VIP Mid Cap Portfolio - Initial Class	11,233	29.08	340	327	41.48	7,875
Fidelity VIP Money Market Portfolio - Initial Class	121,072	1.00	121	121	1.18	102,288
Fidelity VIP Overseas Portfolio - Initial Class	4,769	13.63	84	65	22.40	2,902
T. Rowe Price Equity Income Portfolio	3,894	19.42	84	76	26.48	2,855
T. Rowe Price International Stock Portfolio	4,739	11.88	51	56	15.54	3,622
T. Rowe Price Mid-Cap Growth Portfolio	12,162	21.27	261	259	33.71	7,673
WealthQuest III Variable Universal Life
Alger Balanced Portfolio - Class I-2	111,860	11.30	1,326	1,264	1.29	977,701
Alger Capital Appreciation Portfolio - Class I-2	47,830	51.95	2,137	2,485	1.60	1,552,378
Alger Growth & Income Portfolio - Class I-2	63,356	10.74	627	680	1.10	620,202
Alger Large Cap Growth Portfolio - Class I-2	32,910	43.12	1,273	1,419	1.17	1,209,592
Alger Mid Cap Growth Portfolio - Class I-2	177,815	11.66	2,439	2,073	1.27	1,638,108
Alger Small Cap Growth Portfolio - Class I-2	50,682	31.03	1,395	1,573	1.80	874,806
Federated Managed Volatility Fund II	35,922	9.22	306	331	1.36	243,668
Federated Fund for U.S. Government Securities II	15,856	11.66	180	185	1.30	141,767
Federated High Income Bond Fund II - Primary Shares	115,199	6.76	706	779	2.00	389,768
Federated Kaufmann Fund II - Primary Shares	30,459	12.84	397	391	1.24	316,339
Federated Quality Bond Fund II - Primary Shares	31,418	11.21	356	352	1.32	267,498
Fidelity VIP Contrafund Portfolio - Service Class 2	378,459	22.64	9,545	8,568	1.69	5,083,547
Fidelity VIP Equity-Income Portfolio - Service Class 2	34,549	18.41	598	636	1.10	578,782
Fidelity VIP Growth and Income - Service Class 2	23,495	12.39	289	291	1.16	251,522
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	52,331	18.13	858	949	1.18	803,176
Fidelity VIP Growth Strategies Portfolio - Service Class 2	140,573	7.98	1,150	1,122	1.11	1,010,765
Fidelity VIP Index 500 Portfolio - Service Class 2	48,718	128.24	6,408	6,248	1.22	5,125,832
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	38,725	12.72	490	493	1.35	366,065
Fidelity VIP Mid Cap Portfolio - Service Class 2	522,272	28.58	15,089	14,927	2.23	6,693,887
Fidelity VIP Money Market Portfolio - Service Class 2	5,092,037	1.00	5,092	5,092	0.99	5,153,070
Fidelity VIP Value Leaders Portfolio - Service Class 2	15,376	9.24	157	142	0.92	154,212
Fidelity VIP Value Portfolio - Service Class 2	8,951	10.52	84	94	1.07	88,170
Fidelity VIP Value Strategies - Service Class 2	58,416	8.83	450	516	1.21	425,209
Invesco V.I. Utilities Fund - Series I	129,191	16.74	2,208	2,163	1.68	1,290,514
Invesco V.I. Dynamics Fund - Series I	-	-	-	-	-	-
Invesco V.I. Financial Services Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	33,226	17.37	531	577	1.25	460,741
Invesco V.I. Global Real Estate Fund - Series I	159,649	12.14	2,555	1,938	2.35	824,977
Invesco V.I. Small Cap Equity Fund - Series I	24,110	16.41	345	396	1.39	285,184
Invesco V.I. Capital Development Fund - Series I	12,332	12.45	186	154	21.32	7,200
Invesco V.I. Dividend Growth Fund - Series I	5,578	14.04	84	78	23.59	3,319
Invesco V.I. Technology Fund - Series I	45,857	15.16	580	695	0.94	740,428
MFS Core Equity Series - Initial Class	9,006	15.33	125	138	1.14	121,088
MFS Growth Series - Initial Class	24,135	24.56	522	593	1.32	447,574
MFS Investors Trust Series - Initial Class	10,509	19.41	199	204	1.25	163,610
MFS Research Series - Initial Class	3,155	18.78	53	59	1.34	44,362
T. Rowe Price Equity Income Portfolio	336,556	19.42	6,989	6,536	1.37	4,784,713
T. Rowe Price International Stock Portfolio	214,267	11.88	2,914	2,545	1.34	1,893,645
T. Rowe Price Limited-Term Bond Portfolio	121,756	4.97	604	605	1.35	447,602
T. Rowe Price Mid-Cap Growth Portfolio	74,339	21.27	1,662	1,581	2.04	774,391
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Operations
As of December 31, 2011
(Amounts in thousands)

					Net change in unrealized appreciation	Net increase (decrease) in net
	Net investment income (loss)	Realized gain distributions from underlying mutual fund	Realized gains (losses) on sales of investments	Net realized gains (losses) on investments	or (depreciation) of investments	assets resulting from operations
Investrac Gold Variable Universal Life
Fidelity VIP Asset Manager Portfolio - Initial Class	$9	$4	$(1)	$3	$(41)	$(29)
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	2	1	7	8	(32)	(22)
Fidelity VIP Balanced Portfolio - Initial Class	1	1	1	2	(11)	(8)
Fidelity VIP Contrafund Portfolio - Initial Class	3	-	(7)	(7)	(107)	(111)
Fidelity VIP Equity-Income Portfolio - Initial Class	39	-	(60)	(60)	30	9
Fidelity VIP Growth - Initial Class	(26)	17	(19)	(2)	16	(12)
Fidelity VIP Growth and Income - Initial Class	-	-	(3)	(3)	3	-
Fidelity VIP Growth Opportunities Portfolio - Initial Class	(1)	-	3	3	-	2
Fidelity VIP High Income - Initial Class	21	-	(10)	(10)	-	11
Fidelity VIP Index 500 Portfolio - Initial Class	62	151	29	180	(163)	79
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	11	12	2	14	2	27
Fidelity VIP Mid Cap Portfolio - Initial Class	(14)	4	(18)	(14)	(231)	(259)
Fidelity VIP Money Market Portfolio - Initial Class	(48)	-	-	-	-	(48)
Fidelity VIP Overseas Portfolio - Initial Class	4	2	(25)	(23)	(140)	(159)
T. Rowe Price Equity Income Portfolio	3	-	(17)	(17)	10	(4)
T. Rowe Price International Stock Portfolio	1	-	(16)	(16)	(15)	(30)
T. Rowe Price Mid-Cap Growth Portfolio	(3)	34	(3)	31	(34)	(6)
Investrac Advantage Variable Universal Life
Fidelity VIP Asset Manager Portfolio - Initial Class	3	2	9	11	(31)	(17)
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	2	1	17	18	(71)	(51)
Fidelity VIP Balanced Portfolio - Initial Class	3	2	18	20	(67)	(44)
Fidelity VIP Contrafund Portfolio - Initial Class	(19)	-	135	135	(382)	(266)
Fidelity VIP Equity-Income Portfolio - Initial Class	23	-	(62)	(62)	41	2
Fidelity VIP Growth - Initial Class	(63)	25	1	26	(13)	(50)
Fidelity VIP Growth and Income - Initial Class	4	-	4	4	(3)	5
Fidelity VIP Growth Opportunities Portfolio - Initial Class	(24)	-	44	44	6	26
Fidelity VIP High Income - Initial Class	30	-	(7)	(7)	(8)	15
Fidelity VIP Index 500 Portfolio - Initial Class	66	225	(2)	223	(216)	73
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	18	20	3	23	2	43
Fidelity VIP Mid Cap Portfolio - Initial Class	(119)	19	438	457	(1,729)	(1,391)
Fidelity VIP Money Market Portfolio - Initial Class	(88)	-	-	-	-	(88)
Fidelity VIP Overseas Portfolio - Initial Class	2	2	(67)	(65)	(163)	(226)
T. Rowe Price Equity Income Portfolio	9	-	(21)	(21)	(15)	(27)
T. Rowe Price International Stock Portfolio	5	-	(110)	(110)	(108)	(213)
T. Rowe Price Mid-Cap Growth Portfolio	(50)	445	116	561	(604)	(93)
Survivor Variable Universal Life
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	-	-	-	-	-	-
Fidelity VIP Balanced Portfolio - Initial Class	1	-	-	-	(3)	(2)
Fidelity VIP Contrafund Portfolio - Initial Class	-	-	(27)	(27)	20	(7)
Fidelity VIP Equity-Income Portfolio - Initial Class	2	-	(3)	(3)	1	-
Fidelity VIP Growth - Initial Class	-	-	3	3	(2)	1
Fidelity VIP Growth and Income - Initial Class	-	-	-	-	-	-
Fidelity VIP Growth Opportunities Portfolio - Initial Class	(1)	-	-	-	2	1
Fidelity VIP High Income - Initial Class	-	-	-	-	-	-
Fidelity VIP Index 500 Portfolio - Initial Class	3	8	(23)	(15)	17	5
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	2	1	-	1	-	3
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Operations
As of December 31, 2011
(Amounts in thousands)

					Net change in
	Net investment income (loss)	Realized gain distributions from underlying mutual fund	Realized gains (losses) on sales of investments	Net realized gains (losses) on investments	unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations
Survivor Variable Universal Life
Fidelity VIP Mid Cap Portfolio - Initial Class	$(2)	$1	$(1)	$-	$(40)	$(42)
Fidelity VIP Money Market Portfolio - Initial Class	(1)	-	-	-	-	(1)
Fidelity VIP Overseas Portfolio - Initial Class	-	-	(2)	(2)	(13)	(15)
T. Rowe Price Equity Income Portfolio	-	-	(3)	(3)	1	(2)
T. Rowe Price International Stock Portfolio	-	-	(1)	(1)	(9)	(10)
T. Rowe Price Mid-Cap Growth Portfolio	(3)	31	(1)	30	(32)	(5)
WealthQuest III Variable Universal Life
Alger Balanced Portfolio - Class I-2	26	-	(41)	(41)	3	(12)
Alger Capital Appreciation Portfolio - Class I-2	(15)	-	75	75	(79)	(19)
Alger Growth & Income Portfolio - Class I-2	7	-	1	1	28	36
Alger Large Cap Growth Portfolio - Class I-2	5	-	51	51	(71)	(15)
Alger Mid Cap Growth Portfolio - Class I-2	(8)	-	(156)	(156)	(51)	(215)
Alger Small Cap Growth Portfolio - Class I-2	(12)	-	55	55	(104)	(61)
Federated Fund for U.S. Government Securities II	4	-	-	-	3	7
Federated High Income Bond Fund II - Primary Shares	61	-	(8)	(8)	(21)	32
Federated Kaufmann Fund II - Primary Shares	1	-	5	5	(67)	(61)
Federated Managed Volatility Fund II	10	-	4	4	(1)	13
Federated Quality Bond Fund II - Primary Shares	15	-	5	5	(15)	5
WealthQuest III Variable Universal Life
Fidelity VIP Contrafund Portfolio - Service Class 2	9	-	(65)	(65)	(240)	(296)
Fidelity VIP Equity-Income Portfolio - Service Class 2	11	-	(25)	(25)	16	2
Fidelity VIP Growth and Income - Service Class 2	3	-	(10)	(10)	9	2
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(7)	-	12	12	2	7
Fidelity VIP Growth Strategies Portfolio - Service Class 2	(8)	-	6	6	(115)	(117)
Fidelity VIP Index 500 Portfolio - Service Class 2	68	143	14	157	(153)	72
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	12	12	3	15	1	28
Fidelity VIP Mid Cap Portfolio - Service Class 2	(111)	29	77	106	(1,925)	(1,930)
Fidelity VIP Money Market Portfolio - Service Class 2	(35)	-	-	-	-	(35)
Fidelity VIP Value Leaders Portfolio - Service Class 2	1	-	(8)	(8)	(6)	(13)
Fidelity VIP Value Portfolio - Service Class 2	-	-	10	10	(15)	(5)
Fidelity VIP Value Strategies - Service Class 2	-	-	(27)	(27)	(33)	(60)
Invesco V.I. Utilities Fund - Series I	53	-	(143)	(143)	391	301
Invesco V.I. Capital Development Fund - Series I	(1)	-	(1)	(1)	(32)	(34)
Invesco V.I. Dividend Growth Fund - Series I	-	-	(1)	(1)	(6)	(7)
Invesco V.I. Dynamics Fund - Series I	-	-	45	45	(24)	21
Invesco V.I. Financial Services Fund - Series I	-	-	7	7	(3)	4
Invesco V.I. Global Health Care Fund - Series I	(4)	-	(7)	(7)	30	19
Invesco V.I. Global Real Estate Fund - Series I	65	-	(152)	(152)	(61)	(148)
Invesco V.I. Small Cap Equity Fund - Series I	(3)	-	-	-	(6)	(9)
Invesco V.I. Technology Fund - Series I	(4)	-	14	14	(54)	(44)
MFS Core Equity Series - Initial Class	-	-	4	4	(6)	(2)
MFS Growth Series - Initial Class	(3)	-	23	23	(26)	(6)
MFS Investors Trust Series - Initial Class	1	-	2	2	(10)	(7)
MFS Research Series - Initial Class	1	-	1	1	(2)	-
T. Rowe Price Equity Income Portfolio	71	-	(44)	(44)	(115)	(88)
T. Rowe Price International Stock Portfolio	24	-	(86)	(86)	(333)	(395)
T. Rowe Price Limited-Term Bond Portfolio	10	5	1	6	(11)	5
T. Rowe Price Mid-Cap Growth Portfolio	(11)	188	13	201	(222)	(32)
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
Investrac Gold Variable Universal Life
Fidelity VIP Asset Manager Portfolio - Initial Class	$920	$9	$3	$(41)	$(29)	$23	$(108)	$(85)	$(114)	$806
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	349	2	8	(32)	(22)	10	(44)	(34)	(56)	293
Fidelity VIP Balanced Portfolio - Initial Class	188	1	2	(11)	(8)	29	(29)	-	(8)	180
Fidelity VIP Contrafund Portfolio - Initial Class	3,676	3	(7)	(107)	(111)	129	(477)	(348)	(459)	3,217
Fidelity VIP Equity-Income Portfolio - Initial Class	2,645	39	(60)	30	9	84	(383)	(299)	(290)	2,355
Fidelity VIP Growth - Initial Class	5,170	(26)	(2)	16	(12)	146	(751)	(605)	(617)	4,553
Fidelity VIP Growth and Income - Initial Class	68	-	(3)	3	-	9	(14)	(5)	(5)	63
Fidelity VIP Growth Opportunities Portfolio - Initial Class	107	(1)	3	-	2	22	(36)	(14)	(12)	95
Fidelity VIP High Income - Initial Class	356	21	(10)	-	11	51	(68)	(17)	(6)	350
Fidelity VIP Index 500 Portfolio - Initial Class	6,520	62	180	(163)	79	152	(905)	(753)	(674)	5,846
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	412	11	14	2	27	67	(38)	29	56	468
Fidelity VIP Mid Cap Portfolio - Initial Class	2,460	(14)	(14)	(231)	(259)	184	(435)	(251)	(510)	1,950
Fidelity VIP Money Market Portfolio - Initial Class	6,515	(48)	-	-	(48)	188	(1,016)	(828)	(876)	5,639
Fidelity VIP Overseas Portfolio - Initial Class	955	4	(23)	(140)	(159)	35	(126)	(91)	(250)	705
T. Rowe Price Equity Income Portfolio	301	3	(17)	10	(4)	18	(62)	(44)	(48)	253
T. Rowe Price International Stock Portfolio	238	1	(16)	(15)	(30)	13	(38)	(25)	(55)	183
T. Rowe Price Mid-Cap Growth Portfolio	302	(3)	31	(34)	(6)	20	(32)	(12)	(18)	284
Investrac Advantage Variable Universal Life
Fidelity VIP Asset Manager Portfolio - Initial Class	508	3	11	(31)	(17)	19	(69)	(50)	(67)	441
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	707	2	18	(71)	(51)	24	(65)	(41)	(92)	615
Fidelity VIP Balanced Portfolio - Initial Class	787	3	20	(67)	(44)	188	(182)	6	(38)	749
Fidelity VIP Contrafund Portfolio - Initial Class	7,709	(19)	135	(382)	(266)	132	(781)	(649)	(915)	6,794
Fidelity VIP Equity-Income Portfolio - Initial Class	1,990	23	(62)	41	2	82	(277)	(195)	(193)	1,797
Fidelity VIP Growth - Initial Class	7,213	(63)	26	(13)	(50)	167	(711)	(544)	(594)	6,619
Fidelity VIP Growth and Income - Initial Class	776	4	4	(3)	5	49	(101)	(52)	(47)	729
Fidelity VIP Growth Opportunities Portfolio - Initial Class	2,197	(24)	44	6	26	177	(269)	(92)	(66)	2,131
Fidelity VIP High Income - Initial Class	522	30	(7)	(8)	15	78	(70)	8	23	545
Fidelity VIP Index 500 Portfolio - Initial Class	9,671	66	223	(216)	73	219	(795)	(576)	(503)	9,168
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	707	18	23	2	43	158	(69)	89	132	839
Fidelity VIP Mid Cap Portfolio - Initial Class	12,862	(119)	457	(1,729)	(1,391)	349	(1,643)	(1,294)	(2,685)	10,177
Fidelity VIP Money Market Portfolio - Initial Class	8,038	(88)	-	-	(88)	448	(829)	(381)	(469)	7,569
Fidelity VIP Overseas Portfolio - Initial Class	1,303	2	(65)	(163)	(226)	120	(198)	(78)	(304)	999
T. Rowe Price Equity Income Portfolio	1,768	9	(21)	(15)	(27)	115	(213)	(98)	(125)	1,643
T. Rowe Price International Stock Portfolio	1,507	5	(110)	(108)	(213)	255	(307)	(52)	(265)	1,242
T. Rowe Price Mid-Cap Growth Portfolio	4,053	(50)	561	(604)	(93)	77	(308)	(231)	(324)	3,729
Survivor Variable Universal Life
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	2	-	-	-	-	-	(1)	(1)	(1)	1
Fidelity VIP Balanced Portfolio - Initial Class	48	1	-	(3)	(2)	1	(2)	(1)	(3)	45
Fidelity VIP Contrafund Portfolio - Initial Class	283	-	(27)	20	(7)	42	(113)	(71)	(78)	205
Fidelity VIP Equity-Income Portfolio - Initial Class	115	2	(3)	1	-	4	(6)	(2)	(2)	113
Fidelity VIP Growth - Initial Class	30	-	3	(2)	1	1	(13)	(12)	(11)	19
Fidelity VIP Growth and Income - Initial Class	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Growth Opportunities Portfolio - Initial Class	75	(1)	-	2	1	2	(2)	-	1	76
Fidelity VIP High Income - Initial Class	1	-	-	-	-	2	(1)	1	1	2
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
Survivor Variable Universal Life
Fidelity VIP Index 500 Portfolio - Initial Class	$354	$3	$(15)	$17	$5	$56	$(120)	$(64)	$(59)	$295
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	51	2	1	-	3	-	(1)	(1)	2	53
Fidelity VIP Mid Cap Portfolio - Initial Class	405	(2)	-	(40)	(42)	7	(43)	(36)	(78)	327
Fidelity VIP Money Market Portfolio - Initial Class	138	(1)	-	-	(1)	-	(16)	(16)	(17)	121
Fidelity VIP Overseas Portfolio - Initial Class	80	-	(2)	(13)	(15)	3	(3)	-	(15)	65
T. Rowe Price Equity Income Portfolio	81	-	(3)	1	(2)	6	(9)	(3)	(5)	76
T. Rowe Price International Stock Portfolio	65	-	(1)	(9)	(10)	5	(4)	1	(9)	56
T. Rowe Price Mid-Cap Growth Portfolio	326	(3)	30	(32)	(5)	83	(145)	(62)	(67)	259
WealthQuest III Variable Universal Life
Alger Balanced Portfolio - Class I-2	1,282	26	(41)	3	(12)	176	(182)	(6)	(18)	1,264
Alger Capital Appreciation Portfolio - Class I-2	2,565	(15)	75	(79)	(19)	216	(277)	(61)	(80)	2,485
Alger Growth & Income Portfolio - Class I-2	671	7	1	28	36	64	(91)	(27)	9	680
Alger Large Cap Growth Portfolio - Class I-2	1,544	5	51	(71)	(15)	139	(249)	(110)	(125)	1,419
Alger Mid Cap Growth Portfolio - Class I-2	2,299	(8)	(156)	(51)	(215)	206	(217)	(11)	(226)	2,073
Alger Small Cap Growth Portfolio - Class I-2	1,806	(12)	55	(104)	(61)	102	(274)	(172)	(233)	1,573
Federated Fund for U.S. Government Securities II	126	4	-	3	7	56	(4)	52	59	185
Federated High Income Bond Fund II - Primary Shares	727	61	(8)	(21)	32	107	(87)	20	52	779
Federated Kaufmann Fund II - Primary Shares	428	1	5	(67)	(61)	55	(31)	24	(37)	391
Federated Managed Volatility Fund II	297	10	4	(1)	13	47	(26)	21	34	331
Federated Quality Bond Fund II - Primary Shares	323	15	5	(15)	5	62	(38)	24	29	352
Fidelity VIP Contrafund Portfolio - Service Class 2	8,815	9	(65)	(240)	(296)	602	(553)	49	(247)	8,568
Fidelity VIP Equity-Income Portfolio - Service Class 2	627	11	(25)	16	2	72	(65)	7	9	636
Fidelity VIP Growth and Income - Service Class 2	281	3	(10)	9	2	44	(36)	8	10	291
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	937	(7)	12	2	7	103	(98)	5	12	949
Fidelity VIP Growth Strategies Portfolio - Service Class 2	1,224	(8)	6	(115)	(117)	97	(82)	15	(102)	1,122
Fidelity VIP Index 500 Portfolio - Service Class 2	6,042	68	157	(153)	72	367	(233)	134	206	6,248
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	393	12	15	1	28	108	(36)	72	100	493
Fidelity VIP Mid Cap Portfolio - Service Class 2	17,004	(111)	106	(1,925)	(1,930)	794	(941)	(147)	(2,077)	14,927
Fidelity VIP Money Market Portfolio - Service Class 2	5,041	(35)	-	-	(35)	585	(499)	86	51	5,092
Fidelity VIP Value Leaders Portfolio - Service Class 2	148	1	(8)	(6)	(13)	23	(16)	7	(6)	142
Fidelity VIP Value Portfolio - Service Class 2	98	-	10	(15)	(5)	27	(26)	1	(4)	94
Fidelity VIP Value Strategies - Service Class 2	592	-	(27)	(33)	(60)	68	(84)	(16)	(76)	516
Invesco V.I. Utilities Fund - Series I	1,961	53	(143)	391	301	188	(287)	(99)	202	2,163
Invesco V.I. Capital Development Fund - Series I	-	(1)	(1)	(32)	(34)	195	(7)	188	154	154
Invesco V.I. Dividend Growth Fund - Series I	-	-	(1)	(6)	(7)	95	(10)	85	78	78
Invesco V.I. Dynamics Fund - Series I	181	-	45	(24)	21	3	(205)	(202)	(181)	-
Invesco V.I. Financial Services Fund - Series I	78	-	7	(3)	4	7	(89)	(82)	(78)	-
Invesco V.I. Global Health Care Fund - Series I	559	(4)	(7)	30	19	45	(46)	(1)	18	577
Invesco V.I. Global Real Estate Fund - Series I	2,021	65	(152)	(61)	(148)	192	(127)	65	(83)	1,938
Invesco V.I. Small Cap Equity Fund - Series I	366	(3)	-	(6)	(9)	74	(35)	39	30	396
Invesco V.I. Technology Fund - Series I	740	(4)	14	(54)	(44)	63	(64)	(1)	(45)	695
MFS Core Equity Series - Initial Class	152	-	4	(6)	(2)	11	(23)	(12)	(14)	138
MFS Growth Series - Initial Class	662	(3)	23	(26)	(6)	30	(93)	(63)	(69)	593
MFS Investors Trust Series - Initial Class	208	1	2	(10)	(7)	18	(15)	3	(4)	204
MFS Research Series - Initial Class	59	1	1	(2)	-	3	(3)	-	-	59
T. Rowe Price Equity Income Portfolio	6,606	71	(44)	(115)	(88)	443	(425)	18	(70)	6,536
T. Rowe Price International Stock Portfolio	2,930	24	(86)	(333)	(395)	270	(260)	10	(385)	2,545
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Changes in Net Assets
As of December 31, 2011
(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
WealthQuest III Variable Universal Life
T. Rowe Price Limited-Term Bond Portfolio	$591	$10	$6	$(11)	$5	$58	$(49)	$9	$14	$605
T. Rowe Price Mid-Cap Growth Portfolio	1,596	(11)	201	(222)	(32)	89	(72)	17	(15)	1,581
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)
		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
Investrac Gold Variable Universal Life
American National Balanced Portfolio	$962	$5	$(28)	$74	$51	$8	$(1,021)	$(1,013)	$(962)	$-
American National Equity Income Portfolio	2,242	18	(411)	549	156	10	(2,408)	(2,398)	(2,242)	-
American National Growth Portfolio	3,904	(1)	(464)	729	264	22	(4,190)	(4,168)	(3,904)	-
American National Money Market Portfolio	260	(1)	-	1	-	43	(303)	(260)	(260)	-
Fidelity VIP Asset Manager Portfolio - Initial Class	938	7	(25)	128	110	21	(149)	(128)	(18)	920
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	339	1	5	42	48	32	(70)	(38)	10	349
Fidelity VIP Balanced Portfolio - Initial Class	55	2	-	17	19	133	(19)	114	133	188
Fidelity VIP Contrafund Portfolio - Initial Class	3,410	12	22	480	514	204	(452)	(248)	266	3,676
Fidelity VIP Equity-Income Portfolio - Initial Class	2,476	23	(123)	427	327	184	(342)	(158)	169	2,645
Fidelity VIP Growth - Initial Class	4,401	(28)	(115)	1,120	977	309	(517)	(208)	769	5,170
Fidelity VIP Growth and Income - Initial Class	52	1	(8)	16	9	24	(17)	7	16	68
Fidelity VIP Growth Opportunities Portfolio - Initial Class	89	(1)	(10)	29	18	33	(33)	-	18	107
Fidelity VIP High Income - Initial Class	408	23	(15)	40	48	17	(117)	(100)	(52)	356
Fidelity VIP Index 500 Portfolio - Initial Class	6,420	62	54	697	813	199	(912)	(713)	100	6,520
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	278	11	11	4	26	186	(78)	108	134	412
Fidelity VIP Mid Cap Portfolio - Initial Class	2,235	(12)	9	562	559	246	(580)	(334)	225	2,460
Fidelity VIP Money Market Portfolio - Initial Class	258	(33)	4	-	(29)	7,468	(1,182)	6,286	6,257	6,515
Fidelity VIP Overseas Portfolio - Initial Class	882	4	(12)	111	103	62	(92)	(30)	73	955
T. Rowe Price Equity Income Portfolio	290	3	(27)	59	35	68	(92)	(24)	11	301
T. Rowe Price International Stock Portfolio	217	-	(20)	48	28	35	(42)	(7)	21	238
T. Rowe Price Mid-Cap Growth Portfolio	230	(2)	10	55	63	55	(46)	9	72	302
Investrac Advantage Variable Universal Life
American National Balanced Portfolio	1,133	3	6	49	58	23	(1,214)	(1,191)	(1,133)	-
American National Equity Income Portfolio	1,865	14	(270)	387	131	37	(2,033)	(1,996)	(1,865)	-
American National Growth Portfolio	4,911	(7)	(56)	389	326	73	(5,310)	(5,237)	(4,911)	-
American National Money Market Portfolio	784	(3)	-	(1)	(4)	11	(791)	(780)	(784)	-
Fidelity VIP Asset Manager Portfolio - Initial Class	476	2	(7)	62	57	37	(62)	(25)	32	508
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	623	-	13	78	91	34	(41)	(7)	84	707
Fidelity VIP Balanced Portfolio - Initial Class	607	4	11	93	108	126	(54)	72	180	787
Fidelity VIP Contrafund Portfolio - Initial Class	7,197	(1)	(25)	1,084	1,058	303	(849)	(546)	512	7,709
Fidelity VIP Equity-Income Portfolio - Initial Class	1,628	12	(46)	260	226	328	(192)	136	362	1,990
Fidelity VIP Growth - Initial Class	6,015	(60)	(99)	1,492	1,333	370	(505)	(135)	1,198	7,213
Fidelity VIP Growth and Income - Initial Class	713	(4)	(9)	104	91	61	(89)	(28)	63	776
Fidelity VIP Growth Opportunities Portfolio - Initial Class	1,807	(21)	(27)	441	393	165	(168)	(3)	390	2,197
Fidelity VIP High Income - Initial Class	424	35	(16)	39	58	137	(97)	40	98	522
Fidelity VIP Index 500 Portfolio - Initial Class	8,946	63	105	1,006	1,174	298	(747)	(449)	725	9,671
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	479	17	12	9	38	260	(70)	190	228	707
Fidelity VIP Mid Cap Portfolio - Initial Class	10,866	(101)	579	2,326	2,804	661	(1,469)	(808)	1,996	12,862
Fidelity VIP Money Market Portfolio - Initial Class	680	(62)	5	-	(57)	8,840	(1,425)	7,415	7,358	8,038
Fidelity VIP Overseas Portfolio - Initial Class	1,281	2	(17)	150	135	58	(171)	(113)	22	1,303
T. Rowe Price Equity Income Portfolio	1,517	11	(36)	235	210	224	(183)	41	251	1,768
T. Rowe Price International Stock Portfolio	1,220	(4)	(13)	190	173	212	(98)	114	287	1,507
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
Investrac Advantage Variable Universal Life
T. Rowe Price Mid-Cap Growth Portfolio	$3,171	$(45)	$271	$629	$855	$328	$(301)	$27	$882	$4,053
Survivor Variable Universal Life
American National Balanced Portfolio	45	-	(2)	4	2	-	(47)	(47)	(45)	-
American National Equity Income Portfolio	15	-	(4)	5	1	-	(16)	(16)	(15)	-
American National Growth Portfolio	18	-	2	-	2	-	(20)	(20)	(18)	-
American National Money Market Portfolio	10	-	-	-	-	-	(10)	(10)	(10)	-
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	7	-	-	-	-	1	(6)	(5)	(5)	2
Fidelity VIP Balanced Portfolio - Initial Class	38	-	-	8	8	4	(2)	2	10	48
Fidelity VIP Contrafund Portfolio - Initial Class	251	1	(10)	50	41	7	(16)	(9)	32	283
Fidelity VIP Equity-Income Portfolio - Initial Class	96	1	(2)	15	14	8	(3)	5	19	115
Fidelity VIP Growth - Initial Class	25	-	-	5	5	1	(1)	-	5	30
Fidelity VIP Growth and Income - Initial Class	2	-	-	-	-	-	(2)	(2)	(2)	-
Fidelity VIP Growth Opportunities Portfolio - Initial Class	64	-	(2)	16	14	3	(6)	(3)	11	75
Fidelity VIP High Income - Initial Class	7	-	-	-	-	-	(6)	(6)	(6)	1
Fidelity VIP Index 500 Portfolio - Initial Class	311	4	1	40	45	22	(24)	(2)	43	354
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	48	1	1	2	4	-	(1)	(1)	3	51
Fidelity VIP Mid Cap Portfolio - Initial Class	320	(2)	(2)	91	87	13	(15)	(2)	85	405
Fidelity VIP Money Market Portfolio - Initial Class	58	(1)	-	-	(1)	90	(9)	81	80	138
Fidelity VIP Overseas Portfolio - Initial Class	69	-	(1)	10	9	3	(1)	2	11	80
T. Rowe Price Equity Income Portfolio	69	1	(1)	9	9	4	(1)	3	12	81
T. Rowe Price International Stock Portfolio	56	-	(2)	9	7	9	(7)	2	9	65
T. Rowe Price Mid-Cap Growth Portfolio	255	(2)	18	54	70	26	(25)	1	71	326
WealthQuest III Variable Universal Life
Alger Balanced Portfolio - Class I-2	1,035	20	(16)	109	113	237	(103)	134	247	1,282
Alger Capital Appreciation Portfolio - Class I-2	2,210	(7)	50	256	299	268	(212)	56	355	2,565
Alger Growth & Income Portfolio - Class I-2	585	4	(5)	70	69	103	(86)	17	86	671
Alger Large Cap Growth Portfolio - Class I-2	1,383	-	29	144	173	137	(149)	(12)	161	1,544
Alger Mid Cap Growth Portfolio - Class I-2	1,937	(14)	(162)	534	358	193	(189)	4	362	2,299
Alger Small Cap Growth Portfolio - Class I-2	1,466	(11)	2	364	355	119	(134)	(15)	340	1,806
American National Balanced Portfolio	943	7	(13)	56	50	31	(1,024)	(993)	(943)	-
American National Equity Income Portfolio	1,548	14	(274)	371	111	45	(1,704)	(1,659)	(1,548)	-
American National Growth Portfolio	831	-	47	11	58	34	(923)	(889)	(831)	-
American National Money Market Portfolio	2,328	(5)	-	-	(5)	210	(2,533)	(2,323)	(2,328)	-
Federated Equity Income Fund II	162	6	(20)	18	4	2	(168)	(166)	(162)	-
Federated Fund for U.S. Government Securities II	197	8	3	(2)	9	23	(103)	(80)	(71)	126
Federated High Income Bond Fund II - Primary Shares	489	38	(6)	45	77	196	(35)	161	238	727
Federated Kaufmann Fund II - Primary Shares	79	(2)	(6)	62	54	318	(23)	295	349	428
Federated Managed Volatility Fund II	72	3	2	22	27	246	(48)	198	225	297
Federated Mid Cap Growth Strategies Fund II	256	-	(68)	77	9	7	(272)	(265)	(256)	-
Federated Quality Bond Fund II - Primary Shares	133	5	7	(2)	10	221	(41)	180	190	323
Fidelity VIP Contrafund Portfolio - Service Class 2	7,204	28	(67)	1,251	1,212	812	(413)	399	1,611	8,815
Fidelity VIP Equity-Income Portfolio - Service Class 2	405	5	(35)	106	76	204	(58)	146	222	627
Fidelity VIP Growth and Income - Service Class 2	221	(1)	(8)	42	33	51	(24)	27	60	281
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	724	(6)	1	177	172	116	(75)	41	213	937
Fidelity VIP Growth Strategies Portfolio - Service Class 2	1,039	(8)	(11)	258	239	105	(159)	(54)	185	1,224
See accompanying notes to the financial statements.

American National Variable Life Separate Account
Statement of Changes in Net Assets
As of December 31, 2010
(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2009	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2010
WealthQuest III Variable Universal Life
Fidelity VIP Index 500 Portfolio - Service Class 2	$5,054	$59	$103	$565	$727	$486	$(225)	$261	$988	$6,042
Fidelity VIP Investment Grade Bond Portfolio-Service Class 2	261	10	7	(1)	16	191	(75)	116	132	393
Fidelity VIP Mid Cap Portfolio - Service Class 2	12,830	(84)	131	3,604	3,651	1,210	(687)	523	4,174	17,004
Fidelity VIP Money Market Portfolio - Service Class 2	-	(24)	3	-	(21)	6,081	(1,019)	5,062	5,041	5,041
Fidelity VIP Value Leaders Portfolio - Service Class 2	124	1	(9)	20	12	29	(17)	12	24	148
Fidelity VIP Value Portfolio - Service Class 2	87	-	(11)	26	15	32	(36)	(4)	11	98
Fidelity VIP Value Strategies - Service Class 2	421	(1)	(40)	156	115	122	(66)	56	171	592
Invesco V.I. Utilities Fund - Series I	1,952	58	(132)	182	108	179	(278)	(99)	9	1,961
Invesco V.I. Dynamics Fund - Series I	142	(1)	2	32	33	17	(11)	6	39	181
Invesco V.I. Financial Services Fund - Series I	63	(1)	(26)	32	5	32	(22)	10	15	78
Invesco V.I. Global Health Care Fund - Series I	481	(4)	(4)	32	24	75	(21)	54	78	559
Invesco V.I. Global Real Estate Fund - Series I	1,640	79	(136)	342	285	214	(118)	96	381	2,021
Invesco V.I. Small Cap Equity Fund - Series I	237	(2)	(3)	80	75	75	(21)	54	129	366
Invesco V.I. Technology Fund - Series I	580	(4)	12	120	128	96	(64)	32	160	740
MFS Core Equity Series - Initial Class	146	1	2	18	21	14	(29)	(15)	6	152
MFS Growth Series - Initial Class	581	(3)	14	76	87	43	(49)	(6)	81	662
MFS Investors Trust Series - Initial Class	177	1	1	17	19	18	(6)	12	31	208
MFS Research Series - Initial Class	44	-	-	7	7	9	(1)	8	15	59
T. Rowe Price Equity Income Portfolio	5,539	72	(55)	789	806	570	(309)	261	1,067	6,606
T. Rowe Price International Stock Portfolio	2,373	7	(30)	375	352	337	(132)	205	557	2,930
T. Rowe Price Limited-Term Bond Portfolio	543	12	1	-	13	73	(38)	35	48	591
T. Rowe Price Mid-Cap Growth Portfolio	1,244	(10)	89	263	342	125	(115)	10	352	1,596
See accompanying notes to the financial statements.

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
GENERAL ... American National Variable Universal Life Separate Account (“Separate Account”) was established on July 30, 1987 under Texas law as a separate investment account of American National Insurance Company (“Sponsor”).  The Separate Account began operations on February 20, 1991.  The assets of the Separate Account are segregated from the Sponsor’s general assets and are used only to support variable life products issued by the Sponsor.  The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable life products. As of December 31, 2011, there are 52 active subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: the Alger Portfolios, Federated Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Fixed Income Series, Inc.  On April 30, 2010, the American National Investments Accounts, Inc. mutual funds were no longer offered to policyholders.

On March 12, 2010, The Federated Mid Cap Growth Strategies Fund II and Federated Equity Income Fund II were merged into The Federated Kaufmann Fund II and Federated Capital Income Fund II, respectively.  All amounts in these financial statements for the Federated Mid Cap Growth Strategies II and Federated Equity Income Fund II Funds reflect the activity through the date of the merger. All activities after the merger are presented as part of the Federated Kaufmann Fund II and Federated Capital Income Fund II.

On May 2, 2011, the Invesco V.I. Dynamics Fund and the Invesco V.I. Financial Services Fund were merged into the Invesco V.I. Capital Development Fund and the Invesco V.I. Dividend Growth Fund, respectively.  The Invesco V.I. Dynamics Fund and the Invesco V.I. Financial Services Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011.

Federated Capital Income Fund II became Federated Managed Volatility Fund II on December 2, 2011.

Basis of Presentation ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”).
Investments ... Investments in shares of the separate investment portfolios are stated at fair value. In accordance with the definitions provided under U.S. GAAP, the determination of fair value is based on a three-tier hierarchy as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities.  American National defines active markets based on average trading volume for equity securities.  The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly.  Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.  Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.  Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates ... The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

(2)	SECURITY PURCHASES AND SALES
For the year ended December 31, 2011, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

Fund	Purchases	Sales
Alger Balanced Portfolio - Class I-2	$205	$185
Alger Capital Appreciation Portfolio - Class I-2	205	281
Alger Growth & Income Portfolio - Class I-2	73	92
Alger Large Cap Growth Portfolio - Class I-2	147	252
Alger Mid Cap Growth Portfolio - Class I-2	202	221
Alger Small Cap Growth Portfolio - Class I-2	94	278
Federated Fund for U.S. Government Securities II	60	5
Federated High Income Bond Fund II - Primary Shares	170	88
Federated Kaufmann Fund II - Primary Shares	57	32
Federated Managed Volatility Fund II	58	27
Federated Quality Bond Fund II - Primary Shares	79	39
Fidelity VIP Asset Manager Portfolio - Initial Class	68	186
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	46	117
Fidelity VIP Balanced Portfolio - Initial Class	231	219
Fidelity VIP Contrafund Portfolio - Initial Class	364	1,450
Fidelity VIP Contrafund Portfolio - Service Class 2	632	573
Fidelity VIP Equity-Income Portfolio - Initial Class	261	692
Fidelity VIP Equity-Income Portfolio - Service Class 2	83	66
Fidelity VIP Growth - Initial Class	347	1,556
Fidelity VIP Growth and Income - Initial Class	64	117
Fidelity VIP Growth and Income - Service Class 2	47	36
Fidelity VIP Growth Opportunities Portfolio - Initial Class	187	319
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	97	100
Fidelity VIP Growth Strategies Portfolio - Service Class 2	90	84
Fidelity VIP High Income - Initial Class	185	143
Fidelity VIP Index 500 Portfolio - Initial Class	1,048	1,926
Fidelity VIP Index 500 Portfolio - Service Class 2	591	246
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	294	114
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	133	37
Fidelity VIP Mid Cap Portfolio - Initial Class	533	2,225
Fidelity VIP Mid Cap Portfolio - Service Class 2	756	985
Fidelity VIP Money Market Portfolio - Initial Class	586	1,948
Fidelity VIP Money Market Portfolio - Service Class 2	563	512
Fidelity VIP Overseas Portfolio - Initial Class	179	337
Fidelity VIP Value Leaders Portfolio - Service Class 2	24	16
Fidelity VIP Value Portfolio - Service Class 2	27	27
Fidelity VIP Value Strategies - Service Class 2	69	85
Invesco V.I. Utilities Fund - Series I	246	293
Invesco V.I. Capital Development Fund - Series I	194	8
Invesco V.I. Dividend Growth Fund - Series I	95	10
Invesco V.I. Dynamics Fund - Series I	3	205
Invesco V.I. Financial Services Fund - Series I	6	89
Invesco V.I. Global Health Care Fund - Series I	43	47
Invesco V.I. Global Real Estate Fund - Series I	260	130
Invesco V.I. Small Cap Equity Fund - Series I	71	36
MFS Investors Trust Series - Initial Class	20	16
MFS Research Series - Initial Class	5	4
T. Rowe Price Equity Income Portfolio	692	736
T. Rowe Price International Stock Portfolio	590	625
T. Rowe Price Limited-Term Bond Portfolio	74	50
T. Rowe Price Mid-Cap Growth Portfolio	928	585
	$12,183	$18,634

(3)	POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges... The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders held in each subaccount. The annual effective rates for these charges have a maximum rate of:

Investrac Gold Variable Universal Life	0.90%
Investrac Advantage Variable Universal Life	1.25%
Survivorship Advantage Variable Universal Life	0.90%
WealthQuest III Variable Universal Life	0.70%

Monthly Administrative Charges… A monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable. Also, a monthly maintenance fee varying by product is assessed as follows:

Investrac Gold Variable Universal Life	$2.50
Investrac Advantage Variable Universal Life	$7.50
Survivorship Advantage Variable Universal Life	$5.00
WealthQuest III Variable Universal Life	$7.50

Surrender Charge... A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge... After the first twelve transfers in any one policy year for transfers made among the subaccounts (after four for the Investrac Gold Variable Universal Life product), a $10 transfer charge is imposed.

Premium Charge... Premium loads vary by product as follows:

Investrac Gold Variable Universal Life - a 4% sales charge and a $2.00 transaction charge plus applicable premium tax up to 4%.
Investrac Advantage Variable Universal Life - no sales charges or loads.
Survivorship Advantage Variable Universal Life - up to a 3% sales charge.
WealthQuest III Variable Universal Life - up to a 6% sales charge.

(4)	FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder’s account balance (see Note 3). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Separate Account have the lowest and highest total return (all ratios are percentages):

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Alger Balanced Portfolio - Class I-2:
2011	978	1.29	1,264	2.79	0.70	-0.67
2010	985	1.30	1,282	2.38	0.70	9.57
2009	871	1.19	1,035	3.08	0.70	28.35
2008	827	0.93	766	15.22	0.70	-32.24
2007	786	1.37	1,074	7.79	0.70	11.58
Alger Capital Appreciation Portfolio - Class I-2:
2011	1,552	1.60	2,485	0.11	0.70	-1.00
2010	1,586	1.62	2,565	0.37	0.70	13.23
2009	1,548	1.43	2,210	—	0.70	50.05
2008	1,444	0.95	1,374	—	0.70	-45.52
2007	1,204	1.75	2,102	—	0.70	32.60
Alger Growth & Income Portfolio - Class I-2:
2011	620	1.10	680	1.72	0.70	5.77
2010	646	1.04	671	1.36	0.70	11.49
2009	629	0.93	585	2.32	0.70	31.25
2008	588	0.71	417	2.09	0.70	-39.89
2007	548	1.18	647	0.78	0.70	9.36
Alger Large Cap Growth Portfolio - Class I-2:
2011	1,210	1.17	1,419	1.05	0.70	-1.04
2010	1,302	1.19	1,544	0.70	0.70	12.60
2009	1,313	1.05	1,383	0.63	0.70	46.54
2008	1,242	0.72	892	0.23	0.70	-46.53
2007	1,100	1.34	1,478	0.34	0.70	19.10
Alger Mid Cap Growth Portfolio - Class I-2:
2011	1,638	1.27	2,073	0.35	0.70	-8.91
2010	1,654	1.39	2,299	—	0.70	18.55
2009	1,652	1.17	1,937	—	0.70	50.65
2008	1,433	0.78	1,115	34.30	0.70	-58.65
2007	1,164	1.88	2,190	12.49	0.70	30.64
Alger Small Cap Growth Portfolio - Class I-2:
2011	875	1.80	1,573	—	0.70	-3.86
2010	966	1.87	1,806	—	0.70	24.42
2009	975	1.50	1,466	—	0.70	44.49
2008	907	1.04	944	1.48	0.70	-46.98
2007	842	1.96	1,652	—	0.70	16.42
American National Balanced Portfolio:
2010	—	—	—	3.12	0.70 to 1.25	5.09 to 5.28
2009	2,018	1.19 to 2.66	3,083	2.27	0.70 to 1.25	16.81 to 17.45
2008	2,038	1.01 to 2.27	2,674	2.77	0.70 to 1.25	-23.97 to -23.55
2007	2,020	1.33 to 2.98	3,519	2.77	0.70 to 1.25	3.51 to 4.08
American National Equity Income Portfolio:
2010	—	—	—	1.15	0.70 to 1.25	7.04 to 7.24
2009	3,548	1.06 to 2.95	5,670	2.74	0.70 to 1.25	14.82 to 15.46
2008	3,567	0.92 to 2.56	5,056	4.57	0.70 to 1.25	-30.71 to -30.32
2007	3,672	1.32 to 3.68	7,615	5.52	0.70 to 1.25	-0.61 to -0.06
American National Growth Portfolio:
2010	—	—	—	0.26	0.70 to 1.25	6.71 to 6.90
2009	8,018	0.92 to 2.06	9,664	0.94	0.70 to 1.25	21.94 to 22.62
2008	7,952	0.75 to 1.67	7,912	1.30	0.70 to 1.25	-37.93 to -37.59
2007	6,651	1.20 to 2.71	11,125	2.82	0.70 to 1.25	4.05 to 4.63
American National Money Market Portfolio:
2010	—	—	—	—	0.70 to 1.25	-0.41 to -0.23
2009	2,969	1.10 to 1.50	3,382	—	0.70 to 1.25	-1.24 to -0.69
2008	3,197	1.11 to 1.52	3,673	0.95	0.70 to 1.25	0.24 to 0.80
2007	1,352	1.10 to 1.51	1,561	4.79	0.70 to 1.25	3.24 to 3.86

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Federated Equity Income Fund II:
2011	—	—	—	—	—	—
2010	—	—	—	3.52	0.70	1.81
2009	143	1.13	162	4.28	0.70	14.45
2008	147	0.99	145	3.77	0.70	-30.94
2007	140	1.43	200	2.72	0.70	1.34
Federated Fund for U.S. Government Securities II:
2011	142	1.30	185	3.49	0.70	5.04
2010	102	1.24	126	5.41	0.70	4.43
2009	166	1.19	197	5.82	0.70	4.48
2008	236	1.14	268	1.66	0.70	3.55
2007	34	1.10	38	2.17	0.70	5.54
Federated High Income Bond Fund II - Primary Shares:
2011	390	2.00	779	8.74	0.70	4.44
2010	380	1.91	727	6.97	0.70	13.93
2009	291	1.68	489	10.26	0.70	51.78
2008	177	1.11	196	10.79	0.70	-26.51
2007	172	1.51	259	6.47	0.70	2.70
Federated Kaufmann Fund II - Primary Shares:
2011	316	1.24	391	1.06	0.70	-13.89
2010	298	1.44	428	0.03	0.70	17.17
2009	64	1.23	79	—	0.70	28.59
2008	59	0.95	56	13.54	0.70	-42.2
2007	47	1.65	77	4.56	0.70	20.19
Federated Managed Volatility Fund II:
2011	244	1.36	331	3.71	0.70	4.04
2010	228	1.31	297	2.62	0.70	11.3
2009	61	1.18	72	5.21	0.70	27.38
2008	47	0.92	43	5.85	0.70	-20.94
2007	44	1.17	51	5.13	0.70	3.31
Federated Mid Cap Growth Strategies Fund II:
2011	—	—	—	—	—	—
2010	—	—	—	—	0.70	3.64
2009	214	1.20	256	—	0.70	29.70
2008	188	0.92	174	27.93	0.70	-43.89
2007	171	1.64	281	—	0.70	17.19
Federated Quality Bond Fund II - Primary Shares:
2011	267	1.32	352	5.04	0.70	1.56
2010	249	1.30	323	2.79	0.70	7.75
2009	111	1.20	133	5.75	0.70	19.60
2008	33	1.01	34	12.35	0.70	-7.94
2007	9	1.09	10	4.31	0.70	4.65
Fidelity VIP Asset Manager Portfolio - Initial Class:
2011	664	1.44 to 2.25	1,247	2.43	0.90 to 1.25	-3.77 to -3.43
2010	734	1.50 to 2.33	1,428	2.11	0.90 to 1.25	12.85 to 13.24
2009	815	1.33 to 2.06	1,414	2.51	0.90 to 1.25	27.51 to 27.96
2008	865	1.04 to 1.61	1,178	13.37	0.90 to 1.25	-29.61 to -29.36
2007	889	1.48 to 2.28	1,745	8.80	0.90 to 1.25	14.06 to 14.46
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class:
2011	610	1.31 to 18.17	909	1.83	0.90 to 1.25	-7.33 to -7.01
2010	656	1.41 to 19.54	1,058	1.47	0.90 to 1.25	14.90 to 15.30
2009	681	1.22 to 16.94	969	1.73	0.90 to 1.25	31.26 to 31.72
2008	706	0.94 to 12.87	768	2.00	0.90 to 1.25	-36.61 to -36.39
2007	808	1.48 to 20.23	1,377	4.21	0.90 to 1.25	17.48 to 17.90
Fidelity VIP Balanced Portfolio - Initial Class:
2011	696	1.29 to 20.56	974	1.98	0.90 to 1.25	-4.81 to -4.48
2010	696	1.35 to 21.53	1,023	2.42	0.90 to 1.25	16.61 to 17.01
2009	548	1.17 to 18.40	700	2.20	0.90 to 1.25	36.88 to 37.36
2008	541	0.84 to 13.39	505	5.71	0.90 to 1.25	-34.78 to -34.55
2007	597	1.28 to 20.46	841	6.99	0.90 to 1.25	7.68 to 8.06
Fidelity VIP Contrafund Portfolio - Initial Class:
2011	4,126	2.09 to 39.46	10,216	1.00	0.90 to 1.25	-3.73 to -3.40
2010	4,519	2.17 to 40.84	11,668	1.22	0.90 to 1.25	15.76 to 16.17
2009	4,880	1.88 to 35.16	10,858	1.38	0.90 to 1.25	34.02 to 34.49
2008	5,087	1.40 to 26.14	8,556	4.03	0.90 to 1.25	-43.23 to -43.03
2007	5,296	2.47 to 45.89	15,678	26.39	0.90 to 1.25	16.12 to 16.53
Fidelity VIP Contrafund Portfolio - Service Class 2:
2011	5,084	1.69	8,568	0.82	0.70	-3.46
2010	5,049	1.75	8,815	1.06	0.70	16.11
2009	4,791	1.50	7,204	1.23	0.70	34.52
2008	4,253	1.12	4,754	3.80	0.70	-43.09
2007	3,520	1.96	6,915	28.59	0.70	16.48

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Fidelity VIP Equity-Income Portfolio - Initial Class:
2011	2,021	1.48 to 32.18	4,265	2.46	0.90 to 1.25	-0.28 to 0.07
2010	2,248	1.49 to 32.16	4,750	1.80	0.90 to 1.25	13.72 to 14.12
2009	2,216	1.31 to 28.18	4,200	2.20	0.90 to 1.25	28.59 to 29.04
2008	2,311	1.02 to 21.84	3,393	2.61	0.90 to 1.25	-43.37 to -43.17
2007	2,580	1.80 to 38.43	6,661	10.37	0.90 to 1.25	0.26 to 0.63
Fidelity VIP Equity-Income Portfolio - Service Class 2:
2011	579	1.10	636	2.38	0.70	-0.05
2010	571	1.10	627	1.79	0.70	14.12
2009	420	0.96	405	2.32	0.70	28.98
2008	283	0.75	211	3.07	0.70	-43.21
2007	197	1.32	259	13.18	0.70	0.56
Fidelity VIP Growth - Initial Class:
2011	6,788	1.31 to 41.97	11,190	0.72	0.90 to 1.25	-1.04 to -0.69
2010	7,407	1.33 to 42.26	12,413	0.59	0.90 to 1.25	22.63 to 23.06
2009	7,624	1.08 to 34.36	10,441	0.52	0.90 to 1.25	26.69 to 27.14
2008	7,855	0.85 to 27.01	8,470	0.85	0.90 to 1.25	-47.83 to -47.64
2007	8,306	1.64 to 51.59	17,187	0.91	0.90 to 1.25	25.39 to 25.82
Fidelity VIP Growth and Income - Initial Class:
2011	656	1.05 to 17.62	792	1.77	0.90 to 1.25	0.35 to 0.70
2010	702	1.04 to 1.22	844	0.69	0.90 to 1.25	13.44 to 13.84
2009	721	0.92 to 15.37	767	1.06	0.90 to 1.25	25.62 to 26.07
2008	768	0.73 to 12.19	647	12.62	0.90 to 1.25	-42.43 to -42.23
2007	778	1.26 to 21.10	1,137	5.75	0.90 to 1.25	10.72 to 11.12
Fidelity VIP Growth and Income - Service Class 2:
2011	252	1.16	291	1.64	0.70	0.65
2010	245	1.15	281	0.48	0.70	13.75
2009	219	1.01	221	0.90	0.70	26.13
2008	184	0.80	147	12.86	0.70	-42.30
2007	134	1.39	187	4.40	0.70	11.07
Fidelity VIP Growth Opportunities Portfolio - Initial Class:
2011	2,259	0.81 to 18.84	2,302	0.17	0.90 to 1.25	1.03 to 1.38
2010	2,365	0.79 to 18.58	2,379	0.21	0.90 to 1.25	22.20 to 22.63
2009	2,379	0.64 to 15.15	1,960	0.48	0.90 to 1.25	44.04 to 44.55
2008	2,396	0.45 to 10.48	1,362	0.46	0.90 to 1.25	-55.58 to -55.42
2007	2,270	1.01 to 23.51	2,887	—	0.90 to 1.25	21.64 to 22.07
Fidelity VIP Growth Opportunities Portfolio - Service Class 2:
2011	803	1.18	949	—	0.70	1.26
2010	803	1.17	937	—	0.70	22.61
2009	761	0.95	724	0.25	0.70	44.45
2008	674	0.66	444	0.15	0.70	-55.45
2007	600	1.48	887	—	0.70	22.04
Fidelity VIP Growth Strategies Portfolio - Service Class 2:
2011	1,011	1.11	1,122	—	0.70	-9.85
2010	995	1.23	1,224	—	0.70	23.81
2009	1,045	0.99	1,039	—	0.70	38.36
2008	921	0.72	662	0.20	0.70	-49.26
2007	867	1.42	1,228	10.18	0.70	16.50
Fidelity VIP High Income - Initial Class:
2011	574	1.36 to 15.04	897	6.94	0.90 to 1.25	2.74 to 3.10
2010	576	1.33 to 14.59	879	7.90	0.90 to 1.25	12.41 to 12.80
2009	596	1.18 to 12.94	839	8.74	0.90 to 1.25	42.17 to 42.67
2008	527	0.83 to 9.06	530	9.36	0.90 to 1.25	-25.92 to -25.66
2007	548	1.12 to 12.19	748	8.28	0.90 to 1.25	1.50 to 1.86
Fidelity VIP Index 500 Portfolio - Initial Class:
2011	8,697	1.35 to 175.03	15,310	4.35	0.90 to 1.25	0.77 to 1.13
2010	9,368	1.34 to 173.08	16,545	3.69	0.90 to 1.25	13.59 to 13.99
2009	9,997	1.18 to 151.82	15,677	4.51	0.90 to 1.25	25.03 to 25.47
2008	10,514	0.94 to 121.01	13,073	3.35	0.90 to 1.25	-37.78 to -37.56
2007	11,175	1.51 to 193.82	22,322	3.66	0.90 to 1.25	4.12 to 4.49
Fidelity VIP Index 500 Portfolio - Service Class 2:
2011	5,126	1.22	6,248	4.13	0.70	1.08
2010	5,011	1.21	6,042	3.48	0.70	13.93
2009	4,775	1.06	5,054	4.29	0.70	25.42
2008	4,351	0.84	3,672	3.26	0.70	-37.60
2007	4,054	1.35	5,482	3.29	0.70	4.44
Fidelity VIP Investment Grade Bond Portfolio - Initial Class:
2011	653	1.82 to 23	1,359	6.06	0.90 to 1.25	6.00 to 6.37
2010	592	1.72 to 21.62	1,170	5.47	0.90 to 1.25	6.47 to 6.84
2009	427	1.61 to 20.23	805	9.32	0.90 to 1.25	14.29 to 14.69
2008	358	1.41 to 17.65	735	3.70	0.90 to 1.25	-4.45 to -4.12
2007	281	1.48 to 18.41	560	3.98	0.90 to 1.25	3.04 to 3.41

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2:
2011	366	1.35	493	6.00	0.70	6.29
2010	311	1.27	393	5.05	0.70	6.80
2009	221	1.18	261	8.38	0.70	14.66
2008	140	1.03	145	2.76	0.70	-4.14
2007	66	1.08	71	3.38	0.70	3.35
Fidelity VIP Mid Cap Portfolio - Initial Class:
2011	3,452	3.48 to 41.48	12,454	0.42	0.90 to 1.25	-11.72 to -11.41
2010	3,852	3.94 to 46.82	15,727	0.67	0.90 to 1.25	27.24 to 27.68
2009	4,189	3.09 to 36.67	13,421	1.18	0.90 to 1.25	38.35 to 38.83
2008	4,454	2.24 to 26.41	10,310	18.18	0.90 to 1.25	-40.20 to -39.99
2007	4,723	3.74 to 44.02	18,212	10.09	0.90 to 1.25	14.18 to 14.59
Fidelity VIP Mid Cap Portfolio - Service Class 2:
2011	6,694	2.23	14,927	0.20	0.70	-11.47
2010	6,751	2.52	17,004	0.44	0.70	27.68
2009	6,503	1.97	12,830	1.02	0.70	38.78
2008	5,954	1.41	8,464	17.05	0.70	-40.03
2007	5,134	2.37	12,171	8.81	0.70	14.53
Fidelity VIP Money Market Portfolio - Initial Class:
2011	9,813	1.18 to 1.58	13,329	0.11	0.90 to 1.25	-1.13 to -0.79
2010	10,654	1.19 to 1.60	14,691	0.38	0.90 to 1.25	-1.00 to -0.65
2009	750	1.20 to 1.60	996	0.81	0.90 to 1.25	-0.53 to -0.18
2008	896	1.20 to 1.60	1,187	2.92	0.90 to 1.25	1.74 to 2.10
2007	490	1.18 to 1.58	659	5.03	0.90 to 1.25	3.90 to 4.26
Fidelity VIP Money Market Portfolio - Service Class 2:
2011	5,153	0.99	5,092	0.01	0.70
2010	5,066	0.99	5,041	0.14	0.70	—
Fidelity VIP Overseas Portfolio - Initial Class:
2011	1,237	1.23 to 22.4	1,769	1.63	0.90 to 1.25	-18.19 to -17.91
2010	1,339	1.50 to 27.28	2,338	1.50	0.90 to 1.25	-17.10 to 51.06
2009	1,440	1.35 to 24.34	2,232	2.32	0.90 to 1.25	24.96 to 25.40
2008	1,595	1.08 to 19.41	1,976	15.68	0.90 to 1.25	-44.51 to -44.31
2007	1,638	1.94 to 34.85	3,627	9.47	0.90 to 1.25	15.85 to 16.28
Fidelity VIP Value Leaders Portfolio - Service Class 2:
2011	154	0.92	142	1.23	0.70	-8.84
2010	147	1.01	148	1.12	0.70	9.04
2009	134	0.93	124	1.62	0.70	26.81
2008	110	0.73	81	1.84	0.70	-45.16
2007	75	1.33	99	11.79	0.70	3.49
Fidelity VIP Value Portfolio - Service Class 2:
2011	88	1.07	94	0.79	0.70	-3.36
2010	89	1.11	98	1.17	0.70	16.70
2009	91	0.96	87	0.69	0.70	41.12
2008	82	0.67	55	4.18	0.70	-46.98
2007	65	1.27	82	10.20	0.70	1.15
Fidelity VIP Value Strategies - Service Class 2:
2011	425	1.21	516	0.77	0.70	-9.67
2010	441	1.34	592	0.31	0.70	25.46
2009	393	1.07	421	0.39	0.70	56.06
2008	310	0.69	213	23.62	0.70	-51.63
2007	343	1.42	487	2.03	0.70	4.70
Invesco V.I. Utilities Fund - Series I:
2011	1,291	1.68	2,163	3.25	0.70	15.64
2010	1,353	1.45	1,961	3.61	0.70	5.56
2009	1,422	1.37	1,952	5.90	0.70	14.13
2008	1,479	1.20	1,780	15.31	0.70	-32.83
2007	1,200	1.79	2,150	8.23	0.70	19.80
Invesco V.I. Capital Development Fund - Series I :
2011	7	21.32	154	—	0.70	-18.05
Invesco V.I. Dividend Growth Fund - Series I:
2011	3	23.59	78	—	0.70	-8.13
Invesco V.I. Dynamics Fund - Series I:
2011	—	—	—	—	0.70	11.21
2010	135	1.34	181	—	0.70	22.96
2009	131	1.09	142	—	0.70	41.45
2008	118	0.77	91	—	0.70	-48.44
2007	103	1.50	155	—	0.70	11.4

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Invesco V.I. Financial Services Fund - Series I:
2011	—	—	—	0.19	0.70	6.36
2010	125	0.62	78	0.11	0.70	9.55
2009	111	0.57	63	3.30	0.70	26.54
2008	98	0.45	44	12.30	0.70	-59.73
2007	83	1.12	93	9.60	0.70	-22.76
Invesco V.I. Global Health Care Fund - Series I:
2011	461	1.25	577	—	0.70	3.23
2010	460	1.21	559	—	0.70	4.56
2009	414	1.16	481	0.35	0.70	26.78
2008	420	0.92	385	25.65	0.70	-29.12
2007	303	1.29	391	—	0.70	11.07
Invesco V.I. Global Real Estate Fund - Series I:
2011	825	2.35	1,938	3.99	0.70	-7.16
2010	799	2.53	2,021	4.96	0.70	16.69
2009	756	2.17	1,640	—	0.70	30.61
2008	701	1.66	1,164	17.23	0.70	-44.89
2007	618	3.02	1,865	20.82	0.70	-6.20
Invesco V.I. Small Cap Equity Fund - Series I:
2011	285	1.39	396	—	0.70	-1.42
2010	260	1.41	366	—	0.70	27.64
2009	215	1.10	237	0.18	0.70	20.44
2008	182	0.92	167	0.39	0.70	-31.79
2007	140	1.34	187	5.75	0.70	34.21
Invesco V.I. Technology Fund - Series I:
2011	740	0.94	695	0.20	0.70	-5.72
2010	743	1.00	740	—	0.70	20.46
2009	701	0.83	580	—	0.70	56.30
2008	412	0.53	218	—	0.70	-45.03
2007	332	0.96	318	—	0.70	6.95
MFS Core Equity Series - Initial Class:
2011	121	1.14	138	0.96	0.70	-1.71
2010	131	1.16	152	1.12	0.70	16.40
2009	147	0.99	146	1.51	0.70	31.51
2008	132	0.76	100	0.76	0.70	-39.58
2007	141	1.25	177	0.34	0.70	10.37
MFS Growth Series - Initial Class:
2011	448	1.32	593	0.19	0.70	-1.02
2010	494	1.34	662	0.11	0.70	14.53
2009	498	1.17	581	0.30	0.70	36.72
2008	512	0.85	438	0.28	0.70	-37.86
2007	302	1.37	415	—	0.70	20.32
MFS Investors Trust Series - Initial Class:
2011	164	1.25	204	0.99	0.70	-2.86
2010	162	1.28	208	1.13	0.70	10.32
2009	152	1.16	177	1.42	0.70	26.01
2008	135	0.92	124	8.33	0.70	-33.55
2007	145	1.39	201	1.42	0.70	9.53
MFS Research Series - Initial Class:
2011	44	1.34	59	0.90	0.70	-1.14
2010	44	1.35	59	0.85	0.70	15.09
2009	38	1.16	44	1.32	0.70	29.63
2008	36	0.91	33	0.54	0.70	-36.53
2007	36	1.43	51	0.63	0.70	12.41
T. Rowe Price Equity Income Portfolio:
2011	5,976	1.37 to 26.48	8,507	1.77	0.70 to 1.25	-1.94 to -1.40
2010	6,046	1.39 to 26.91	8,756	1.86	0.70 to 1.25	13.59 to 14.22
2009	5,839	1.21 to 23.61	7,415	1.89	0.70 to 1.25	24.04 to 24.73
2008	5,571	0.97 to 18.97	5,727	5.66	0.70 to 1.25	-36.91 to -36.56
2007	5,171	1.53 to 29.96	8,400	8.28	0.70 to 1.25	1.97 to 2.54
T. Rowe Price International Stock Portfolio:
2011	3,141	1.07 to 15.54	4,027	1.60	0.70 to 1.25	-13.92 to -13.44
2010	3,202	1.24 to 17.99	4,740	1.26	0.70 to 1.25	13.04 to 13.66
2009	2,965	1.09 to 15.86	3,866	2.85	0.70 to 1.25	50.50 to 51.33
2008	2,498	0.72 to 10.50	2,147	7.11	0.70 to 1.25	-49.34 to -49.06
2007	2,060	1.42 to 20.66	3,479	15.10	0.70 to 1.25	11.62 to 12.24
T. Rowe Price Limited-Term Bond Portfolio:
2011	448	1.35	605	3.20	0.70	0.89
2010	441	1.34	591	2.86	0.70	2.37
2009	415	1.31	543	3.53	0.70	7.59
2008	406	1.22	494	4.06	0.70	0.84
2007	389	1.21	469	4.30	0.70	4.74

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value	Net Assets	Investment1	Expense Ratio2	Total Return3
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

T. Rowe Price Mid-Cap Growth Portfolio:
2011	2,060	2.04 to 33.71	5,852	11.50	0.70 to 1.25	-2.50 to -1.96
2010	2,128	2.08 to 34.45	6,277	5.63	0.70 to 1.25	26.53 to 27.22
2009	2,104	1.64 to 27.14	4,900	0.12	0.70 to 1.25	43.84 to 44.63
2008	2,222	1.13 to 18.80	3,557	5.69	0.70 to 1.25	-40.51 to -40.18
2007	2,293	1.89 to 31.49	6,172	11.78	0.70 to 1.25	16.05 to 16.69

1
These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

2
These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

3
These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(5) UNIT CHANGES

The changes in units outstanding for the periods ended December 31, 2011 and 2010 were as follows:

		2010			2011
	December 31, 2009	Units	Units	December 31, 2010	Units	Units	December 31, 2011
Fund	Units Outstanding	Purchased	Redeemed	Units Outstanding	Purchased	Redeemed	Units Outstanding
Alger Balanced Portfolio - Class I-2	871,271	196,897	83,339	984,829	133,732	140,860	977,701
Alger Capital Appreciation Portfolio - Class I-2	1,547,522	188,778	149,814	1,586,486	131,157	165,265	1,552,378
Alger Growth & Income Portfolio - Class I-2	629,163	108,362	91,035	646,490	61,367	87,655	620,202
Alger Large Cap Growth Portfolio - Class I-2	1,313,124	126,978	137,817	1,302,285	115,473	208,166	1,209,592
Alger Mid Cap Growth Portfolio - Class I-2	1,652,388	158,803	156,745	1,654,446	148,258	164,596	1,638,108
Alger Small Cap Growth Portfolio - Class I-2	975,314	74,262	83,726	965,850	55,455	146,499	874,806
American National Balanced Portfolio	2,018,466	45,019	2,063,485	-	-	-	-
American National Equity Income Portfolio	3,548,252	70,686	3,618,938	-	-	-	-
American National Growth Portfolio	8,018,283	122,161	8,140,444	-	-	-	-
American National Money Market Portfolio	2,969,253	228,268	3,197,521	-	-	-	-
Federated Equity Income Fund II	142,829	3,036	145,865	-	-	-	-
Federated Fund for U.S. Government Securities II	165,622	19,893	3,797	101,718	43,258	3,209	141,767
Federated High Income Bond Fund II - Primary Shares	290,949	108,245	19,416	379,778	54,569	44,579	389,768
Federated Kaufmann Fund II - Primary Shares	64,302	252,225	18,559	297,968	40,867	22,496	316,339
Federated Managed Volatility Fund II	61,326	205,216	39,009	227,533	35,613	19,478	243,668
Federated Mid Cap Growth Strategies Fund II	214,155	6,451	220,606	-	-	-	-
Federated Quality Bond Fund II - Primary Shares	110,576	170,327	32,023	248,880	47,537	28,919	267,498
Fidelity VIP Asset Manager Portfolio - Initial Class	814,961	35,715	116,249	734,427	22,482	92,444	664,465
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	681,260	42,843	68,294	655,809	21,404	67,010	610,203
Fidelity VIP Balanced Portfolio - Initial Class	547,594	208,233	60,063	695,764	153,006	152,969	695,801
Fidelity VIP Contrafund Portfolio - Initial Class	4,880,161	217,651	579,083	4,518,729	95,140	487,497	4,126,372
Fidelity VIP Contrafund Portfolio - Service Class 2	4,791,023	528,649	270,733	5,048,939	345,948	311,340	5,083,547
Fidelity VIP Equity-Income Portfolio - Initial Class	2,216,414	307,822	276,346	2,247,890	84,455	310,980	2,021,365
Fidelity VIP Equity-Income Portfolio - Service Class 2	420,475	208,984	58,870	570,589	64,549	56,356	578,782
Fidelity VIP Growth - Initial Class	7,623,914	464,893	681,706	7,407,101	179,059	798,231	6,787,929
Fidelity VIP Growth and Income - Initial Class	721,010	80,811	100,049	701,772	48,385	94,146	656,011
Fidelity VIP Growth and Income - Service Class 2	218,725	49,022	22,937	244,810	37,943	31,231	251,522
Fidelity VIP Growth Opportunities Portfolio - Initial Class	2,378,561	236,077	249,723	2,364,915	201,994	308,295	2,258,614
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	761,139	116,034	73,947	803,226	84,480	84,530	803,176
Fidelity VIP Growth Strategies Portfolio - Service Class 2	1,044,619	99,591	149,648	994,562	80,775	64,572	1,010,765
Fidelity VIP High Income - Initial Class	595,751	120,755	140,383	576,123	82,258	84,603	573,778
Fidelity VIP Index 500 Portfolio - Initial Class	9,997,064	319,959	948,877	9,368,146	210,679	881,432	8,697,393
Fidelity VIP Index 500 Portfolio - Service Class 2	4,775,302	446,551	211,214	5,010,639	302,847	187,654	5,125,832
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	426,997	239,298	74,553	591,742	116,137	55,260	652,619
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	220,547	150,800	60,569	310,778	82,557	27,270	366,065
Fidelity VIP Mid Cap Portfolio - Initial Class	4,189,200	265,479	602,628	3,852,051	136,571	536,618	3,452,004
Fidelity VIP Mid Cap Portfolio - Service Class 2	6,503,008	559,536	311,731	6,750,813	327,048	383,974	6,693,887
Fidelity VIP Money Market Portfolio - Initial Class	750,081	11,790,415	1,886,002	10,654,494	481,511	1,322,778	9,813,227
Fidelity VIP Money Market Portfolio - Service Class 2	-	6,087,581	1,021,630	5,065,951	590,261	503,142	5,153,070
Fidelity VIP Overseas Portfolio - Initial Class	1,440,464	79,035	180,609	1,338,890	103,883	205,572	1,237,201

		2010			2011

	December 31, 2009	Units	Units	December 31, 2010	Units	Units	December 31, 2011
Fund	Units Outstanding	Purchased	Redeemed	Units Outstanding	Purchased	Redeemed	Units Outstanding
Fidelity VIP Value Leaders Portfolio - Service Class 2	134,008	31,338	18,806	146,540	23,288	15,616	154,212
Fidelity VIP Value Portfolio - Service Class 2	91,371	33,471	36,008	88,834	23,926	24,590	88,170
Fidelity VIP Value Strategies - Service Class 2	392,945	106,293	58,296	440,942	51,066	66,799	425,209
Invesco V.I. Utilities Fund - Series I	1,422,121	133,908	203,048	1,352,981	121,040	183,507	1,290,514
Invesco V.I. Capital Development Fund - Series I	-	-	-	-	7,520	320	7,200
Invesco V.I. Dividend Growth Fund - Series I	-	-	-	-	3,734	415	3,319
Invesco V.I. Dynamics Fund - Series I	130,527	13,991	9,848	134,670	2,564	137,234	-
Invesco V.I. Financial Services Fund - Series I	110,531	52,155	38,068	124,618	9,320	133,938	-
Invesco V.I. Global Health Care Fund - Series I	414,365	64,236	18,174	460,427	35,901	35,587	460,741
Invesco V.I. Global Real Estate Fund - Series I	756,246	94,552	52,046	798,752	76,745	50,520	824,977
Invesco V.I. Small Cap Equity Fund - Series I	215,216	62,315	17,143	260,388	50,595	25,799	285,184
Invesco V.I. Technology Fund - Series I	701,004	117,539	75,173	743,370	61,955	64,897	740,428
MFS Core Equity Series - Initial Class	146,779	13,485	29,180	131,084	9,833	19,829	121,088
MFS Growth Series - Initial Class	497,713	36,284	39,548	494,449	22,105	68,980	447,574
MFS Investors Trust Series - Initial Class	151,845	15,248	5,370	161,723	14,000	12,113	163,610
MFS Research Series - Initial Class	37,769	7,051	968	43,852	3,230	2,720	44,362
T. Rowe Price Equity Income Portfolio	5,838,538	654,434	447,223	6,045,749	404,886	474,949	5,975,686
T. Rowe Price International Stock Portfolio	2,964,522	452,183	214,799	3,201,906	392,653	453,886	3,140,673
T. Rowe Price Limited-Term Bond Portfolio	414,964	54,060	28,309	440,715	43,043	36,156	447,602
T. Rowe Price Mid-Cap Growth Portfolio	2,104,475	215,654	192,530	2,127,599	76,520	144,363	2,059,756
	97,116,004	26,899,538	27,912,520	96,103,022	6,154,582	10,031,844	92,225,760

AMERICAN NATIONAL INSURANCE COMPANY

FINANCIAL STATEMENTS

Overview

We are a diversified insurance and financial services company, offering a broad spectrum of life, annuity, health, and property and casualty insurance products.  Chartered in 1905, we are headquartered in Galveston, Texas.  We operate in all 50 states, the District of Columbia, Guam, American Samoa and Puerto Rico.

Segments

We manage our business through five business segments, which are comprised of four insurance segments: Life, Annuity, Health and Property and Casualty, and our Corporate and Other business segment.  The life, annuity, and health insurance segments are operated primarily through six domestic life insurance companies.  The property and casualty insurance segment is operated through eight domestic property and casualty insurance companies.

The insurance segments have revenues consisting primarily of net premium earned on insurance contracts, net investment income, policy and investment contract fees, and other income.  The insurance segments’ expenses are comprised of benefits and claims incurred, interest credited to policyholder account balances, acquisition costs and amortization of deferred policy acquisition costs, operating expenses, and income tax expense.

The insurance segments have liabilities plus an amount of surplus allocated sufficient to support each segment’s business activities.  The insurance segments do not directly own assets.  Rather, assets are allocated to the segments to support the liabilities and surplus of each segment.  The mix of assets allocated to each of the insurance segments is modified as necessary to provide for a match of cash flows and earnings to properly support the characteristics of the insurance liabilities.  We have utilized this methodology consistently over all periods presented.

The Corporate and Other business segment acts as the owner of all of the invested assets of the Company.  As noted previously, assets and surplus from the Corporate and Other business segment are allocated to the insurance segments to match the liabilities of those segments.  The investment income from the invested assets is also allocated to the insurance segments from the Corporate and Other business segment in accordance with the amount of assets allocated to each segment.  Earnings of the Corporate and Other business segment are derived from our non-insurance businesses as well as earnings from those invested assets that are not allocated to the insurance segments.  All realized investment gains and losses are recorded in this segment.

Outlook

The “Outlook” section contains many forward-looking statements, particularly relating to our future financial performance.  These forward-looking statements are based on information currently available to us, are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995, and are subject to the precautionary statements set forth in the introduction to this Annual Report on Form 10-K.  Actual results are likely to differ materially from those forecasts, depending on the outcome of various factors.

In recent years, our business has been and likely will continue to be, influenced by a number of industry-wide and segment or product-specific trends and conditions.  In our discussion below, we first outline the broad macro-economic or industry trends (General Trends) that we expect will have an impact on our overall business.  Second, we discuss certain segment-specific trends that we believe may impact either individual segments of our business or specific products within these segments.

General Trends

Challenging Financial and Economic Environment: We believe that as expectations for global economic growth remain uncertain, factors such as consumer spending, business investment, the volatility and condition of the capital markets and inflation will affect the business and economic environment and, in turn, impact the demand for the type of financial and insurance products we offer.  Adverse changes in the economy could affect earnings negatively and have a material adverse effect on our business, financial condition and results of operations.  However, we believe those risks are somewhat mitigated by our financial strength, active risk management and disciplined underwriting for our products.  Our diverse product mix across multiple lines of business (life, annuity, health and property and casualty) is a strength that will help us adapt to current economic times and give us the ability to serve the changing needs of our customers.  For example, fluctuations in the stock market during recent years have led investors to search for financial products that are insulated from the volatility of the markets.  We are well positioned to serve the demand in this marketplace given our success with fixed annuity products.  Additionally, through our conservative business approach, we believe we remain financially strong, and we are committed to providing a steady and reliable source of financial protection for policyholders and investors alike.

Low Interest Rates: Low interest rate environments are typically challenging for life and annuity companies as the spreads on deposit-type funds and contracts narrow and policies approach their minimum crediting rates.  Low market interest rates may reduce the spreads between the amounts we credit to fixed annuity and individual life policyholders and the amounts we earn on the investments that support these obligations.  We have an ALM Committee that actively manages the profitability of our in-force insurance and annuity contracts.  In response to the unusually low interest rates in recent years, we have reduced the guaranteed minimum crediting rates on newly issued fixed annuity contracts and reduced crediting rates on in-force contracts, where permitted to do so.  These actions have helped mitigate the adverse impact of low interest rates on our spreads and on the profitability of these products, although sales volume and persistency could diminish as a result.  Additionally, we maintain assets with various maturities to support product liabilities and ensure liquidity.  A gradual increase in longer-term interest rates relative to short-term rates generally will have a favorable effect on the profitability of these products.  Although rapidly rising interest rates could result in reduced persistency of our spread-based products, as contract holders shift assets into higher yielding investments, we believe that our ability to react quickly to the changing marketplace will help us to manage this risk.

Low interest rates are also challenging for property and casualty companies.  Investment income is generally a substantial element in earning an acceptable profit margin.  Lower interest rates resulting in lower investment income require the company to achieve better underwriting results.  We have taken pricing actions to help mitigate the adverse impact of low interest rates on our property and casualty business.  As a result, we have seen sales volume and persistency diminish.

Focus on Operating Efficiencies: The challenging economic environment and the recent investment-related losses across the industry have created a renewed focus on operating cost reductions and efficiencies.  We aggressively manage our cost base while maintaining our commitment to provide superior customer service to agents and policyholders.  Investments in technology are aligned with activities and are coordinated through a disciplined project management process.  We anticipate continually improving our use of technology to enhance our policyholders’ and agents’ experience.

Changing Regulatory Environment: The insurance industry is regulated primarily at the state level.  In addition, some life and annuity products and services are subject to U.S. federal regulation.  The debate over the U.S. federal regulatory role in the insurance industry continues to be a divisive issue within the industry.  We proactively monitor this debate to determine its impact on our business.

Life and Annuity

Life insurance continues to be our mainstay segment, as it has been during our long history.  We believe that the combination of predictable and decreasing mortality rates, positive cash flow generation for many years after policy issue and favorable persistency characteristics suggest a viable and profitable future for this line of business.  We continue to use a wide variety of marketing channels and plan to expand our traditional distribution models with additional agents.

We are committed to maintaining our annuity product lines.  We have a conservation program that is intended to retain policyholders through proactive communication and education when a policyholder is considering surrendering his or her policy.  We believe this program has resulted in retaining approximately 8.5% of our policyholders who have submitted surrender requests.

Effective management of invested assets and associated liabilities involving credited rates and, where applicable, financial hedging instruments (which are utilized as economic hedges of equity-indexed annuity products), is crucial to the success of our annuity segment.  Asset “disintermediation”, the risk of large outflows of cash at times when it is disadvantageous to us to dispose of invested assets, is a risk associated with this segment.  This risk is monitored and managed by the ALM Committee,  using statistical measures such as duration and projected future cash flows based on large numbers of possible future interest scenerios and the use of modeling to identify potential risk areas.  These techniques are designed to manage asset-liability cash flow and minimize potential losses.

Demographics: We believe a key driver shaping the actions of the life insurance industry is the rising income protection, wealth accumulation, and insurance needs of retiring Baby Boomers (those born between 1946 and 1964).  According to U.S. Census information published in 2008, about 19.3 percent of the total population will be over 65 by 2030, compared to about 13.0 percent now.  Also, the most rapidly growing age group is expected to be the 85 and older population.  As a result of increasing longevity and uncertainty regarding the Social Security system, retirees will need to accumulate sufficient savings to support retirement income requirements.

We are well positioned to address the Baby Boomers’ increasing need for savings tools and income protection.  We believe our overall financial strength and broad distribution channels position us to respond with a variety of products to individuals approaching retirement age who seek information to plan for and manage their retirement needs.  We believe our products that offer guaranteed income flows for life, including single premium immediate annuities, are well positioned to serve this market.

Competitive Pressures: The life insurance industry remains highly competitive.  Product development and life cycles have shortened in many products, leading to more intense competition with respect to product features.  In addition, several of the industry’s products can be quite homogeneous and subject to intense price competition.  We believe we possess sufficient scale, financial strength and flexibility to effectively compete in this market.

The annuity market is also highly competitive.  In addition to aggressive annuity rates and new product features such as guaranteed living benefit riders within the industry, there is also a growing competition from other financial service firms.  Insurers continue to evaluate their distribution channels and the way they deliver products to consumers.  At this time, we have elected not to provide guaranteed living benefits as a part of our variable annuity products.  We believe these products were not adequately priced relative to the risk profile of the product.  While this may have impeded our ability to sell variable annuities in the short term, we believe this strategy has given us an advantage in terms of profitability over the long term.

We believe we will continue to be competitive in the life and annuity markets through our broad line of products, our diverse distribution channels, and our consistent high level of customer service.  We modify our products to meet customer needs and to expand our reach where we believe we can obtain profitable growth.  Some highlights of recent activities include:

•
In 2010, we established a New York domiciled life insurance subsidiary, which offers a variety of annuity products.  In 2011, the subsidiary started selling life insurance.  Sales are made through independent and multiple-line agents and direct to the consumer.

•
Sales of traditional life insurance products through our Career Sales and Service Division increased in 2011.  This, coupled with our focus on policy persistency and expense management, allowed us to continue to maintain a stable and profitable block of in-force business.

•	Sales of Universal Life insurance products increased for our Multiple-line and Career Sales and Service Divisions in 2011.

•
We believe there will be a continuing shift in sales emphasis to utilizing the Internet, endorsed direct mail and innovative product/distribution combinations.  Our direct sales of life insurance products rebounded in 2010 and continued into 2011.  Selling traditional life insurance products through our Internet and third-party marketing distribution channels will remain a focus.

Health

We experienced a decline in our Medicare Supplement policies in-force in 2011 and 2010.  Price pressure from traditional Medicare Supplement carriers seeking the lowest market rates and, to a lesser extent, competition from Medicare Advantage plans continues to impact our production.  We remain committed to the traditional Medicare Supplement plans, which we consider viable for the long term.

During March 2010, the Patient Protection and Affordable Care Act, and a reconciliation measure, the Health Care and Education Reconciliation Act of 2010 (collectively, “the Health Acts”), were signed into law.  The Health Acts mandate broad changes in the delivery of health care benefits that impact our current business model, including its relationship with current and future customers, producers and health care providers, products, services, processes and technology.  As a result of the Health Acts, management decided to discontinue the sale of individual medical expense insurance plans effective June 30, 2010.  Such insurance plans included our major medical and hospital surgical products.

The Health Acts have generated new opportunities in the limited benefit and supplemental product markets.  During 2011, we began building a portfolio of products to be sold in the worksite market as well as to individuals.  Our marketing research indicates that there are areas in these markets that are underserved.  In 2012, we intend to establish new distribution channels and sales strategies through which we expect to see results.

We expect our Managing General Underwriter line (“MGU”), which provides a large contribution to Health profits, to continue to grow during 2012.  It is important to note that most of the income associated with this line is in the form of a fee income included in “Other income” of the Health segment’s operating results; we retain only 10% of the MGU premium.

Property and Casualty

Our operating results continue to be significantly impacted by a high level of catastrophe losses in the Midwest and Northeast.  We are not currently planning to change our geographic concentrations as we factor the higher level of losses into our pricing models.

“U.S. Property/Casualty – Review and Preview” published by A.M. Best on February 6, 2012 noted that the U.S. property and casualty insurance industry has continued to experience sharply deteriorated operating performance as a result of significant catastrophe related losses, persistent competition, underpricing of many commercial lines, low investment yields and lingering weakness in the macroeconomic environment.  The industry’s underwriting performance deteriorated in 2011, as unusually high catastrophe related losses, driven by increased frequency of low-severity perils, and weaker results in the commercial market took a heavy toll on overall underwriting results resulting in the largest underwriting loss since 2002.  The U.S. property and casualty industry experienced large catastrophe related losses in 2011, driven by a sharp upswing in the frequency of catastrophic events, including an unprecedented tornado season, one of the most active ever recorded, as well as the first hurricane to hit the U.S since 2008, severe thunderstorms, winter storms, wildfires and floods.  While the severity of many of these events was not significant, two events affecting Joplin, Missouri and Tuscaloosa, Alabama resulted in large losses for the industry.  To illustrate the increased frequency of events in the U.S. during 2011, the Federal Emergency Management Agency declared a record number of major disasters of 99 during the year, up from 81 declared in 2010.  The historical average of major disasters is 34 per year.

Demand for P&C credit-related insurance products continues to increase.  Credit markets have improved from the previous recessionary years, which resulted in increasing sales in the auto dealer market and, in turn, demand for our GAP products.  We continue to update credit insurance product offerings and pricing to meet changing market needs, as well as adding new agents to expand market share in the credit-related insurance market.  We are reviewing and implementing procedures to enhance customer service and, at the same time, looking for efficiencies to reduce administrative costs.

Competition: Property and casualty insurers are facing a continued competitive pricing environment.  The condition of the economy in 2011 prevented the rate hardening most industry leaders were expecting following the declines in previous years.  The competitive environment is expected to continue into 2012 as excess industry capital, industry loss reserve releases, and an anticipated sluggish economic recovery all undermine any significant improvement in the market.

Despite the challenging pricing environment, we expect to identify profitable opportunities through our strong distribution channels, expanding geographic coverage, target marketing efforts and new product development.  Through our multiple-line exclusive agents, we will continue to focus on increasing our market share in the home, auto and targeted commercial insurance markets.

Critical Accounting Estimates

The preparation of the consolidated financial statements in accordance with GAAP requires us to make estimates and assumptions that often involve a significant degree of judgment, in particular, expectations of current and future mortality, morbidity, persistency, claims and claim adjustment expenses, recoverability of receivables, investment returns and interest rates.  In developing these estimates, we make subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop.  Although variability is inherent in these estimates, we believe that the amounts as reported are appropriate, based upon the facts available upon compilation of the consolidated financial statements.

Management reviews the estimates and assumptions used in the preparation of the consolidated financial statements on an ongoing basis.  If management determines that modifications in estimates and assumptions are appropriate given current facts and circumstances, our financial position and results of operations as reported in the consolidated financial statements could change significantly.

A discussion of these critical accounting estimates is presented below.

Reserves

Life and Annuity Reserves:

Liability for Future Policy Benefits and Policy Account Balances - For traditional life products, liabilities for future policy benefits have been calculated based on a net level premium method using estimated investment yields, withdrawals, mortality and other assumptions that were appropriate at the time of policy issuance.  The estimates used are based on our experience, adjusted with a provision for adverse deviation.  Investment yields used for non-participating traditional life products range from 3.0% to 8.0% and vary by issue year.

Future policy benefits for universal life and investment-type deferred annuity contracts reflect the current account value before applicable surrender charges.  Future policy benefits for group life policies have been calculated using a level interest rate ranging from 3.0% to 5.5%.  Mortality and withdrawal assumptions are based on our experience.

Fixed payout annuities included in future policy benefits are calculated using a level interest rate ranging from 3.0% to 5.6%.  Mortality assumptions are based on standard industry mortality tables.  Liabilities for payout annuities classified as investment contracts (payout annuities without life contingencies) are determined as the present value of future benefits at the “breakeven” interest rate determined at inception.

At least annually, we test the net benefit reserves (policy benefit reserves less DAC) established for life insurance products, including consideration of future expected premium payments, to determine whether they are adequate to provide for future policyholder benefit obligations.  This testing process is referred to as “Loss Recognition” for traditional products or “Unlocking” for non-traditional products.  The assumptions used to perform the tests are our current best estimate assumptions as to policyholder mortality, persistency, company maintenance expenses and invested asset returns.

For traditional business, a “lock-in” principle applies, whereby the assumptions used to calculate the benefit reserves and DAC are set when a policy is issued and do not change with changes in actual experience.  These assumptions include margins for adverse deviation in the event that actual experience differs from the original assumptions.

For non-traditional business, best-estimate assumptions are updated to reflect observed changes based on experience studies and current economic conditions.  We reflect the effect of such assumption changes in DAC and reserve balances accordingly.  Due to the long-term nature of many of the liabilities, small changes in certain assumptions may cause large changes in the degree of reserve adequacy or DAC recoverability.  In particular, changes in estimates of the future invested asset return assumption have a large effect on the degree of reserve adequacy.

Life Reserving Methodology - We establish liabilities for amounts payable under life insurance policies, including participating and non-participating traditional life insurance and interest-sensitive and variable universal life insurance.  In general, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums (for traditional life insurance), or as the account value established for the policyholder (for universal and variable universal life insurance).  Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards.  Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse rates, investment return, inflation, expenses and other contingent events as appropriate to the respective product type.

Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected future net premiums.  Assumptions as to mortality and persistency are based upon our experience, with provisions for adverse deviation, when the basis of the liability is established.  Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0% and vary by issue year.  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%, and mortality rates assumed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefits for interest-sensitive and variable universal life insurance policies are equal to the current account value established for the policyholder.  Some of our universal life policies contain secondary guarantees, for which an additional liability is established.  Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits over the accumulation period based on total expected assessments.

Incurred but not reported (“IBNR”) claims for life policies are estimated using historical claims information.  We analyze our claims data annually and develop an average IBNR factor, which is applied to paid claims in the current period to reflect estimated claims for which the deaths are not reported until a subsequent period.  In addition, we make an estimate for additional reserves whenever new information becomes available.  Adjustments in IBNR reserves, if any, are reflected in the results of operations during the period when such adjustments are made.

We regularly evaluate estimates used and adjust the liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that assumptions should be revised.  The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk.  The assumptions used in calculating our liabilities are based on the average benefits payable over a range of scenarios.

Annuity Reserving Methodology – We establish liabilities for amounts payable under annuity contracts, including fixed payout and deferred annuities.  An immediate or payout annuity is an annuity contract in the benefit “payout” phase.  In a fixed payout annuity contract, the insurance company agrees, for a cash consideration, to make specified benefit payments for a fixed period, or for the duration of a designated life or lives.  The cash consideration can be funded with a single payment, as is the case with single premium immediate annuities, or with a schedule of payments, as is the case with “limited-pay” products.

Payout annuities with more than an insignificant amount of mortality risk are calculated in accordance with the applicable accounting guidance for limited pay insurance contracts.  Benefit and maintenance expense reserves are established by using assumptions reflecting our expectations, including an appropriate margin for adverse deviation.  Payout annuity reserves are calculated using standard industry mortality tables specified for statutory reporting and an interest rate range of 3.0% to 5.6% for life annuities and 3.0% for shorter duration contracts, such as term certain payouts.  If the resulting reserve would otherwise cause profits to be recognized at the issue date, additional reserves are established.  The resulting recognition of profits would be gradual over the expected life of the contract.

Liabilities for deferred annuities are established based on methods and underlying assumptions in accordance with the applicable accounting guidance for investment contracts.  Policyholder account balances are established as the account value held on behalf of the policyholder.  The possible need for additional reserves for guaranteed minimum death benefits is determined in accordance with the applicable accounting guidance.  The profit recognition on deferred annuity contracts is gradual over the expected life of the contract.  No immediate profit is recognized on the sale of the contract.

Health Reserves:

Overview – We establish future policy benefit reserves in order to match income and benefit expenses by accounting period.  Policy and contract claim reserves are established in order to associate future benefit payments, both known and unknown, with the period in which they were incurred.

As of year-end 2011, the total Health net reserves were $164.3 million versus $181.2 million at year-end 2010.

The following methods are employed to establish the Health reserves:

Completion Factor Approach: The claim reserves for most health care coverage can be suitably calculated using a completion factor method.  This method assumes that the historical lag pattern will be an accurate representation of unpaid claim payments.  An estimate of the unpaid claims is calculated by subtracting period-to-date paid claims from an estimate of the ultimate ‘complete’ payment for all incurred claims in the period.  Completion factors are calculated which “complete” the current period-to-date payment totals for each incurred month to estimate the ultimate expected payout.  This method is best used when the incurred date and subsequent paid date is known for each claim and if fairly consistent patterns can be determined from the progression of the incurred date until the date paid in full.

For the individual and association medical block (including Medicare Supplement), we use a completion factor approach to establish claim reserves.  MGU and group claim reserves are also calculated using these methods.  Outstanding claim inventories are monitored monthly to determine if any adjustment to the completion factor calculation is needed.

For some larger MGUs we engage external actuarial firms to provide an estimate of the claim reserves for their respective blocks.  We independently evaluate the external claim reserve estimates for reasonableness as well as for consistency with other completion-factor based reserves.  These estimates are incorporated into our reserve analysis to determine the booked reserves for the Health segment.

Tabular Claims Reserves: Disability income and long-term care blocks of business utilize a tabular calculation to generate the present value of expected future payments.  These reserves are called tabular because they rely on the published valuation continuance tables.  These tables were created using industry experience regarding assumptions of continued morbidity and subsequent recovery.  The tabular reserves are calculated by applying these continuance tables, along with appropriate company experience adjustments, to the stream of contractual benefit payments.  The present value of these expected benefit payments discounted at the required interest rate establishes the tabular reserve.

Credit health claim reserves are also based on a tabular calculation using actuarial tables published by the Society of Actuaries and accepted by the NAIC.  The reserve for this business is calculated as a function of open claims using the same actuarial tables discussed above.  Periodically, we test the total claim reserve using a completion factor calculation.

Future Policy Benefits - Reserves for future policy benefits have been calculated based on a net level premium method.  Future policy benefits are equal to the aggregate of the present value of expected future benefit payments, less the present value of expected future premiums.  Morbidity and termination assumptions are based on our experience or published valuation tables when available and appropriate.  Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0% and vary by issue year.

Premium Deficiency Reserves - Deficiency reserves are established when the expected claims payments for a classification of policies having homogenous characteristics are in excess of the expected premiums for these policies.  The determination of a deficiency reserve takes into consideration the likelihood of premium rate increases, the timing of these increases, and the expected benefit utilization patterns.  We have established premium deficiency reserves for segments of the major medical business and the long-term care business.  These lines of business are in run-off and continue to under-perform relative to the original pricing.  The assumptions and methods used to determine the deficiency reserves are reviewed periodically for reasonableness, and the reserve amount is monitored against emerging losses.

Property and Casualty Reserves:

Reserves for Claims and Claim Adjustment Expense (“CAE”) - Property and casualty reserves are established to provide for the estimated costs of paying claims under insurance policies written.  These reserves include estimates for both:

•	Case reserves - claims that were reported to us but not yet paid, and

•
IBNR - anticipated cost of claims incurred but not reported.  IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, and claims that have been incurred but not yet reported.

These reserves include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process.  The two major categories of CAE are defense and cost containment expense and adjusting and other expense.  The details of property and casualty reserves are shown in the following table (in thousands):

	December 31, 2011			December 31, 2010
	Gross	Ceded	Net	Gross	Ceded	Net
Case	$470,519	$37,673	$432,846	$469,051	$23,015	$446,036
IBNR	440,473	15,479	424,994	458,509	17,537	440,972
Total	$910,992	$53,152	$857,840	$927,560	$40,552	$887,008

Case Reserves: Reserves for reported losses are established on either a judgment or a formula basis, depending on the timing and type of the loss.  They are based on historical paid loss data for similar claims with provisions for trend changes, such as those caused by inflation.  The formula reserve is a fixed amount for each claim of a given type.

Judgment reserve amounts generally replace initial formula based reserves and are set on a per case basis based on facts and circumstances of each case, the type of claim and the expectation of damages.  We regularly monitor the adequacy of judgment reserves and formula reserves on a case-by-case basis and change the amount of such reserves as necessary.

IBNR: IBNR reserves are estimated based on many variables, including historical statistical information, inflation, legal developments, economic conditions, and general trends in claim severity, frequency and other factors that could affect the adequacy of claims reserves.

Loss and premium data is aggregated by exposure class and by accident year.  IBNR reserves are calculated by projecting ultimate losses on each class of business and subtracting paid losses and case reserves.  Unlike case reserves, IBNR is generally calculated at an aggregate level and cannot usually be directly identified as reserves for a particular loss or contract.  Our overall reserve practice provides for ongoing claims evaluation and adjustment based on the development of related data and other relevant information pertaining to such claims.  Adjustments in aggregate reserves, if any, are reflected in the results of operations of the period during which such adjustments are made.

We believe our actuaries conservatively reflect the potential uncertainty generated by volatility in our loss development profiles when selecting loss development factor patterns for each line of business.  See Results of Operations and Related Information by Segment – Property and Casualty, Prior Period Reserve Development section of the MD&A for additional information.

The evaluation process to establish the claims and CAE reserves involves the collaboration of underwriting, claims and internal actuarial departments.  The process also includes consultation with independent actuarial firms on a regular basis.  Work performed by independent actuarial firms is an important part of our process of gaining reassurance that the claims and CAE reserves determined by our internal actuarial department sufficiently meet all present and future obligations arising from all claims incurred as of year-end.  Additionally, the independent actuarial firms complete the Statements of Actuarial Opinion at each year-end, certifying that the recorded claims and CAE reserves appear reasonable.

Premium Deficiency Reserve: Deficiency reserves are established when the expected claims payments and a maintenance component for a product line is in excess of the expected premiums for that product line.  The determination of a deficiency reserve takes into consideration the current profitability of a product line using anticipated claims, claims expense, and policy maintenance costs.  The assumptions and methods used to determine the deficiency reserves are reviewed periodically for reasonableness and the reserve amount is monitored against emerging losses.  There were no reserves of this type at December 31, 2011.

P & C Reserving Methodology - The following actuarial methods are utilized in our reserving process during both annual and interim reporting periods:

•
Initial Expected Loss Ratio: This method calculates an estimate of ultimate losses by applying an estimated loss ratio to an estimate of ultimate earned premium for each accident year.  This method is appropriate for classes of business where the actual paid or reported loss experience is not yet mature enough to override initial expectations of the ultimate loss ratios.

•
Bornhuetter Ferguson: This method uses as a starting point an assumed initial expected loss ratio method and blends in the loss ratio implied by the claims experience to date by using loss development patterns based on our own historical experience.  This method is generally appropriate where there are few reported claims and a relatively less stable pattern of reported losses.

•
Loss or Expense Development (Chain Ladder): This method uses actual loss or defense and cost containment expense data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate position.  This method is appropriate when there is a relatively stable pattern of loss and expense emergence and a relatively large number of reported claims.

•
Ratio of Paid Defense and Cost Containment Expense to Paid Loss Development: This method uses the ratio of paid defense and cost containment expense to paid loss data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate position.  In this method, an ultimate ratio of paid defense and cost containment expense to paid loss is selected for each accident period.  The selected paid defense and cost containment expense to paid loss ratio is then applied to the selected ultimate loss for each accident period to estimate the ultimate defense and cost containment expense.  Paid defense and cost containment expense is then subtracted from the ultimate defense and cost containment expense to calculate the unpaid defense and cost containment expense for that accident period.

•
Calendar Year Paid Adjusting and Other Expense to Paid Loss: This method uses the ratio of prior calendar years’ paid expense to paid loss to project ultimate loss adjustment expenses for adjusting and other expense.  The key to this method is the selection of the paid expense to paid loss ratio based on prior calendar years' activity.  A percentage of the selected ratio is applied to the case reserves (depending on the line of insurance) and 100% to the indicated IBNR reserves.  These ratios assume that a percentage of the expense is incurred when a claim is opened and the remaining percentage is paid throughout the claim's life.

The basis of our selected single point best estimate on a particular line of business is often a blended result from two or more methods (e.g.  weighted averages).  Our estimate is highly dependent on actuarial and management judgment as to which method(s) is most appropriate for a particular accident year and class of business.  Our methodology changes over time, as new information emerges regarding underlying loss activity and other factors.

Key Assumptions:

Implicit in the actuarial methodologies previously discussed are the following critical reserving assumptions, which may impact our reserves:

•	Future inflation rates will remain stable and consistent with historical norms;

•	The selected loss ratio used in the initial expected loss ratio method and Bornhuetter Ferguson method for each accident year;

•	The expected loss development profiles;

•	A consistent claims handling process;

•	A consistent payout pattern;

•	No unusual growth patterns;

•	No major shift in liability limits distribution on liability policies; and

•	No significant prospective changes in laws that would significantly affect future payouts.

The loss ratio selections and loss development profiles are developed primarily using our own historical claims and loss experience.  These assumptions have not been modified from the preceding periods and are consistent with historical loss reserve development patterns.

Management believes our loss reserves at December 31, 2011 are adequate.  New information, legislation, events or circumstances, unknown at the original valuation date, however, may result in future development to our ultimate losses significantly greater or less than the recorded reserves at December 31, 2011.

For non-credit lines of business, future inflation rates could vary from our assumption of relatively stable rates.  Unexpected changes in future inflation rates could impact our financial position and liquidity, and thus we chose to measure the sensitivity of our reserve levels to unexpected changes in inflation.  The table below presents estimates of the impact of likely scenarios related to changes in future inflation.  A future 1.5% decrease and 2.5% increase over the implied inflation rate in our reserves is presented.  The impacts on our estimate of gross loss reserves at year-end (amounts in thousands) is displayed.

	Year ended December 31, 2011
	Cumulative Increase (Decrease) in Reserves
	Future Inflation
	1.5% Decrease	2.5% Increase

Personal:
Personal Auto	$(5,104)	$14,856
Homeowner	(703)	3,572

Commercial:
Agribusiness	(6,018)	22,243
Commercial auto	(2,141)	6,811

The analysis of our credit insurance line of business quantifies the estimated impact on gross loss reserves of a reasonably likely scenario of varying the ratio applied to the unearned premium to determine the IBNR reserves at December 31, 2011.  IBNR reserving methodology for this line of business focuses primarily on the use of a ratio applied to the unearned premium for each credit insurance product.  The selected ratios are based on historical loss and claim data.  In our analysis, we varied this ratio by +/- 5% across all credit insurance products combined.  The results of our analysis show an increase or decrease in gross reserves across all accident years combined of approximately $8.3 million.

It is not appropriate to aggregate the impacts shown in our sensitivity analysis, as our lines of business are not directly correlated.  The variations set forth are not meant to be a “best-case” or “worst-case” scenario, and therefore, it is possible that future variations will be more or less than the amounts in our sensitivity analysis.  While we believe these are possible scenarios based on the information available to us at this time, we do not believe the reader should consider our sensitivity analysis an actual reserve range.

Reserving by Class of Business:

The weight given to a particular actuarial method depends on the characteristics specific to each class of business, including the types of coverage and the expected claim-tail.

Short-tail business - Lines of business for which loss data emerge more quickly are referred to as short-tail lines of business.  For these lines, emergence of paid losses and case reserves is credible and likely indicative of ultimate losses; therefore, more reliance is placed on the Loss or Expense Development methods.  Large catastrophe and weather-related events are analyzed separately using information available to our claims staff, loss development profiles from similar events and our own historical experience.

Long-tail business - For long-tail lines of business, emergence of paid losses and case reserves is less credible in early periods and, accordingly, may not be indicative of ultimate losses.  For these lines of business, more reliance is placed on the Bornhuetter Ferguson and Initial Expected Loss Ratio methods.

Credit business - For credit lines of business, the IBNR is estimated either by applying a selected ratio to the unearned premium reserve or by using the loss development methods previously discussed.

Claim adjustment expenses – We estimate adjusting and other expenses separately from loss reserves using the Calendar Year Paid-to-Paid method.  Reserves for defense and cost containment expense are estimated separately from loss reserves, using either the Loss or Expense Development method or Ratio of Paid Defense and Cost Containment Expense to Paid Loss method.

Deferred Policy Acquisition Costs

We incur significant costs in connection with acquiring insurance business, including commissions and certain underwriting and direct marketing expenses.  Some of these costs are deferred and recorded as DAC in the assets section of the consolidated statements of financial position.  The deferred costs are subsequently amortized over the lives of the underlying contracts in relation to the anticipated emergence of premiums, profit margins, or gross profits, depending on the type of product.

DAC on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies.  Expected premium revenue is estimated by using the same mortality, morbidity and withdrawal assumptions used in computing liabilities for future policy benefits.  The amount of DAC is reduced by a provision for anticipated inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment-type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges.  The effect on DAC that would result from realization of unrealized gains (losses) is recognized with an offset to “Accumulated Other Comprehensive Income” in consolidated statements of financial position as of the reporting date.  It is possible that a change in interest rates could have a significant impact on DAC calculated for these contracts.

DAC associated with property and casualty insurance business consists principally of commissions, underwriting and issue costs.  These deferred costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

We had a total DAC asset of approximately $1.35 billion and $1.32 billion at December 31, 2011 and 2010, respectively.  In 2010, a new accounting guidance was issued which specifies that only costs directly related and incremental to the successful acquisition of insurance contracts can be capitalized as DAC.  The new guidance also specifies that advertising costs should be deferred only if the capitalization criteria for direct-response advertising are met.  Effective January 1, 2012, we retrospectively adopted this new accounting guidance and implemented a new DAC capitalization policy.  Upon adoption, our DAC asset was reduced with a corresponding reduction in retained earnings.  See Note 3, Recently Issued Accounting Pronouncements, of the Notes to the Consolidated Financial Statements for a detailed discussion regarding the impact of this pronouncement on the Company.

We believe that the estimates used in our DAC calculations provide a representative example of how variations in assumptions and estimates would affect our business.  The following table displays the sensitivity of reasonably likely changes in assumptions included in the amortization of the DAC balance of our long-tail business for the year ended December 31, 2011 (in thousands):

Increase/(decrease)
in DAC

Increase in future investment margins of 25 basis points	$33,015
Decrease in future investment margins of 25 basis points	(38,077)

Decrease in future life mortality by 1%	2,886
Increase in future life mortality by 1%	(2,915)

Reinsurance

Reinsurance recoverable balances include amounts owed to us in respect of paid and unpaid ceded losses and loss expenses and are presented net of a reserve for non-recoverability.  At December 31, 2011 and 2010, reinsurance recoverable balances were $405.0 million and $355.2 million, respectively.

Recoveries on our gross ultimate losses are determined using distributions of gross ultimate loss by layer of loss retention to estimate ceded IBNR as well as through the review of individual large claims.  The most significant assumption we use is the average size of the individual losses for claims that have occurred but have not yet been recorded by us.  The reinsurance recoverable is based on what we believe are reasonable estimates and is disclosed separately in the consolidated financial statements.  However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

We manage counterparty risk by entering into agreements with reinsurers we generally consider to be highly rated.  However, we do not require a specified minimum rating.  We monitor the concentrations of the reinsurers and reduce the participation percentage of lower-rated companies when appropriate.  We believe we currently have no significant reinsurance amounts with any significant risk of becoming unrecoverable due to reinsurer insolvency.

Some of our reinsurance contracts contain clauses that allow us to terminate the participation with reinsurers whose ratings are downgraded.  Information used in our risk assessment is comprised of industry ratings, recent news and reports, and a limited review of financial statements.  We also may require letters of credit, trust agreements, or cash advances from unauthorized reinsurers (reinsurers not licensed in our state of domicile) to fund their share of outstanding claims and CAE.  Final assessment is based on the judgment of senior management.

Other-Than-Temporary Impairment

Our accounting policy requires that a decline in the fair value of investment securities below their cost basis be evaluated on an ongoing basis to determine if the decline is other-than-temporary.  A number of assumptions and estimates inherent in evaluating impairments are used to determine if they are other-than-temporary which include 1) our ability and intent to hold the investment securities for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than cost basis; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions, which could affect liquidity.

Valuation of Financial Instruments

The fair value of available-for-sale securities (equity and fixed maturity securities) is determined by management using one of the three primary sources of information, including the quoted prices in active markets, third-party pricing services and independent broker quotations.  Estimated fair value of securities based on quoted prices in active markets are readily and regularly available; therefore, valuation of these securities generally does not involve management judgment.

For securities priced using third-party pricing services, fair value measurements of securities are determined using the third-party pricing services’ proprietary pricing applications.  The typical inputs used by the third-party pricing services are relevant market information, benchmark curves, benchmark pricing of like securities, sector groupings and matrix pricing.  Any securities remaining unpriced after utilizing the first two pricing methods are submitted to the independent brokers for prices.  We have analyzed the third-party pricing services and independent brokers’ valuation methodologies and related inputs, and have evaluated the various types of securities in our investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs.

We utilize equity options as a means to hedge equity-indexed deferred annuity benefits.  Equity-indexed deferred annuities include a fixed host annuity contract and an embedded equity derivative.  The embedded derivative portion of the contract represents benefits in excess of fixed guarantees, and the host is associated with fixed guarantees.  At issue, the value of the host contract equals the premium paid less the fair value of the embedded derivative.  The initial host contract value is accreted to the fixed guaranteed value at end of the contract indexing term.  The fair value of the embedded derivative is recalculated at each reporting period using the current contract values and option pricing assumptions.  Interest credited is generally comprised of interest accruals to fixed deferred annuity account balances.  In addition to the accrual of interest on the host contract, the gain or loss on the embedded equity derivative is also recognized as interest credited for equity-indexed deferred annuities.  Embedded derivative gains and losses can introduce material fluctuations in interest credited from one period to the next.

Pension and Postretirement Benefit Plans

Our pension and postretirement benefit obligations and related costs are calculated using actuarial concepts in accordance with the relevant accounting guidance.  The discount rate and the expected return on plan assets are important elements of expense and/or liability measurements.  Each year, these key assumptions are reevaluated to determine whether they reflect the best estimates for the current period.  Changes in the methodology used to determine the best estimates are made when facts or circumstances change, for example, a general decline or rise in interest rates that have not yet been reflected in the rates implicit in the current prices of annuity contracts.  Other assumptions involve demographic factors such as retirement age, mortality, turnover and rate of compensation increases.

We use a discount rate to determine the present value of future benefits on the measurement date.  We are currently using a high-quality long-term corporate bond rate as our guideline for setting this rate.  To determine the expected long-term rate of return on plan assets, a building-block method is used.  The expected rate of return on each asset is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate).  Using this approach, the expected return derived will fluctuate somewhat from year to year; however, it is our policy to hold this long-term assumption relatively constant.

The assumptions used in the measurement of our pension benefit obligations for 2011 and 2010 are as follows:

	Used for Net		Used for Net
	Benefit Cost	Used for Benefit	Benefit Cost	Used for Benefit
	for year ended	Obligations as of	for year ended	Obligations as of
	December 31, 2011	December 31, 2011	December 31, 2010	December 31, 2010

Discount rate	5.34%	4.19%	6.17%	5.34%
Rate of compensation increase	3.78	3.74	4.20	3.78
Long-term rate of return	7.65	7.67	7.65	7.65

Litigation Contingencies

We review existing litigation and potential litigation with counsel quarterly to determine if an accrual of a liability for possible losses is necessary.  Liabilities for contingent losses are established whenever they are probable and estimable based on our best estimate of the probable loss.  If no one number within the range of possible losses is more probable than any other, we record a liability at the low end of the estimated range.

Based on information currently available, we believe that amounts ultimately paid, if any, arising from existing and currently potential litigation would not have a material effect on our results of operations and financial condition.  However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs, continue to create the potential for an unpredictable judgment in any given lawsuit.  It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than we anticipate, the resulting liability could have a material impact on the consolidated financial statements.  See Note 20, Commitments and Contingencies, of the Notes to the Consolidated Financial Statements for additional details.

Federal Income Taxes

Our effective tax rate is based on income, non-taxable and non-deductible items, statutory tax rates and tax planning opportunities available.  Inherent in determining our annual tax rate are judgments regarding business plans, planning opportunities and expectations about future outcomes.

Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which we have already recorded the tax benefit in our income statement.  Deferred tax liabilities generally represent tax expenses recognized in our consolidated financial statements for which tax payment has been deferred, or expenditures for which we have already taken a deduction in our tax return but have not yet recognized in our consolidated financial statements.

GAAP requires us to evaluate the recoverability of our deferred tax assets and establish a valuation allowance, if necessary, to reduce our deferred tax asset to an amount that is more-likely-than-not to be realized.  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance.  Although realization is not assured, management believes it is more-likely-than-not that the deferred tax assets, net of valuation allowances, will be realized.

Our accounting represents management’s best estimate of future events that can be appropriately reflected in the accounting estimates.  Certain changes or future events, such as changes in tax legislation, geographic mix of earnings and completion of tax audits could have an impact on our estimates and effective tax rate.  For example, the dividends received deduction (“DRD”) reduces the amount of dividend income subject to tax and is a significant component of the difference between our actual tax expense and the expected amount determined using the U.S. federal statutory tax rate of 35%.  The U.S. Department of the Treasury and the IRS intend to address through regulations the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts.  A change in the DRD, including the possible retroactive or prospective elimination of this deduction through regulations or legislation, could increase our actual tax expense and reduce our consolidated net income.

Our liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties, that relate to tax years still subject to review by the IRS or other taxing authorities.  Audit periods remain open for review until the statute of limitations has passed.  The statute of limitations for the examination of federal income tax returns by the IRS for years 2006 to 2010 either has been extended or has not expired.  In the opinion of management, all prior year taxes have been paid or adequate provisions have been made for any uncertain tax positions taken in prior year returns.

Consolidated Results of Operations

The following is a discussion of our consolidated results of operations.  For discussions of our segment results, see the “Results of Operations and Related Information by Segment” section.  The following table sets forth the consolidated results of operations (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Premiums	$1,748,612	$1,877,908	$1,974,024	$(129,296)	$(96,116)
Other policy revenues	189,494	185,805	179,504	3,689	6,301
Net investment income	968,165	911,915	839,777	56,250	72,138
Realized investments gains (losses), net	90,866	74,062	(73,855)	16,804	147,917
Other income	25,890	23,491	21,291	2,399	2,200
Total premiums and other revenues	3,023,027	3,073,181	2,940,741	(50,154)	132,440

Benefits, losses and expenses:
Policyholder benefits	480,063	500,125	547,428	(20,062)	(47,303)
Claims incurred	1,032,497	1,108,290	1,162,471	(75,793)	(54,181)
Interest credited to policyholder's account balances	405,083	393,119	370,563	11,964	22,556
Commissions for acquiring and servicing policies	430,310	446,463	457,989	(16,153)	(11,526)
Other operating expenses	462,470	462,656	476,165	(186)	(13,509)
Change in deferred policy acquisition costs (1)	(41,107)	(40,095)	(63,611)	(1,012)	23,516
Total benefits and expenses	2,769,316	2,870,558	2,951,005	(101,242)	(80,447)

Income (loss) before other items and federal income taxes	$253,711	$202,623	$(10,264)	$51,088	$212,887

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Consolidated earnings increased during 2011 compared to 2010 primarily as a result of:
•	improved Property and Casualty segment results, and
•	an increase in net investment income primarily due to an increase in invested assets,
•	partially offset by a decrease in Life segment results.

Consolidated earnings increased during 2010 compared to 2009.  The increase was primarily driven by the following:
•	an increase in our Corporate and Other business segment’s realized investment gains and net investment income as a result of improved market conditions,
•	a decrease in policy benefits across all segments, and
•	a decrease in other operating costs and expenses in our Life and Health segments,
•	partially offset by a decrease in Life and Health segment premiums and an increase in Annuity segment interest credited to policyholder account balances (“interest credited”).

In the Consolidated Results of Operations above and in the segment discussions that follow, certain amounts in the prior year have been reclassified to conform to the current year presentation.  See Note 18, Segment Information, of the Notes to the Consolidated Financial Statements for additional details.

Results of Operations and Related Information by Segment

Life

The Life segment markets traditional life insurance products such as whole life and term life, and interest-sensitive life insurance products such as universal life, variable universal life and indexed universal life.  These products are marketed on a nationwide basis through career and multiple-line agents, as well as through direct marketing channels.  Life segment financial results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Premiums	$277,724	$282,160	$284,530	$(4,436)	$(2,370)
Other policy revenues	174,406	170,729	164,748	3,677	5,981
Net investment income	238,275	234,905	233,505	3,370	1,400
Other income	3,301	3,547	2,720	(246)	827
Total premiums and other revenues	693,706	691,341	685,503	2,365	5,838

Benefits, losses and expenses:
Policyholder benefits	344,328	294,177	297,719	50,151	(3,542)
Interest credited to policyholder's account balances	60,494	59,149	58,983	1,345	166
Commissions for acquiring and servicing policies	88,300	91,165	91,968	(2,865)	(803)
Other operating expenses	173,619	178,619	185,048	(5,000)	(6,429)
Change in deferred policy acquisition costs (1)	(3,777)	(1,963)	1,536	(1,814)	(3,499)
Total benefits and expenses	662,964	621,147	635,254	41,817	(14,107)

Income before other items and federal income taxes	$30,742	$70,194	$50,249	$(39,452)	$19,945

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

For the year ended December 31, 2011, earnings decreased compared to 2010 as a result of an increase in policyholder benefits.  This increase includes $26.6 million increase in claims not yet reported and $4.9 million increase in claims incurred or paid all due to a modification of our claim settlement procedures.

Earnings for the year ended December 31, 2010 increased significantly compared to 2009 primarily due to an increase in other policy revenues, decreases in policy benefits and operating expenses and an increase in deferred policy acquisition costs.  Operating expenses in 2010 were lower due to the absence of nonrecurring costs associated with the Company’s SEC registration and lower direct marketing expenses.  The increase in other policy revenues was due to higher policy service fees on a growing block of interest-sensitive life policies.

Premiums and other revenues

Changes in premiums are primarily driven by new sales during the period, the persistency of in-force policies, and reinsurance activity.  Premiums have decreased slightly each of the past two years.  The decrease in 2011 compared to 2010 was primarily driven by higher reinsurance premiums due to increasing policy face values, and a decrease in the credit-related life products as a result of lower sales.  The decrease during 2010 compared to 2009 was attributable to increasing Yearly-Renewable-Term renewal ceded reinsurance premiums on the higher face amounts issued in previous years.

Other policy revenues include mortality charges, earned policy service fees, and surrender charges on interest-sensitive life insurance policies.  These charges increased for the year ended December 31, 2011 and 2010 compared to each preceding year primarily due to higher policy service fees on a growing block of life policies. This increase reflects the continued growth in interest-sensitive life business.

Benefits, losses and expenses

Policyholder benefits increased for the year ended December 31, 2011 compared to 2010, primarily as the result of an increase in the estimate of claims incurred but not reported and an increase driven by higher mortality costs net of reinsurance, due to an increase in claims on larger face-value policies.  During the year ended December 31, 2010, policy holder benefits were relatively flat compared to 2009.

During 2011, there was an emerging shift of view regarding claim processes from the long-standing practice that a claim must be filed by a beneficiary to a view that an insurer should actively seek possible beneficiaries by monitoring information of a policyholder’s death.  This type of information might be ascertainable using the U.S. Social Security Death Master File (“SSA Master File”).  We modified our claims settlement procedures in the fourth quarter of 2011 to apply this perspective on a nationwide basis.  This led to an increase in our IBNR life claims reserve of $26.6 million.  We also paid or accrued additional benefits of $4.9 million during the fourth quarter of 2011 as a result of these new procedures.  For additional information, see “Item 1A, Risk Factors.”

Other operating costs and expenses decreased for the year ended December 31, 2011 compared to 2010, and for the year ended December 31, 2010 compared to 2009.  The decrease during 2011 was primarily the result of the release of a litigation liability.  The decrease during 2010 was primarily due to reductions in consulting fees attributed to Sarbanes-Oxley and SEC registration, as well as marketing and legal expenses.

The following table presents the components of the change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Acquisition cost capitalized	$79,653	$80,789	$77,161	$(1,136)	$3,628
Amortization of DAC	(75,876)	(78,826)	(78,697)	2,950	(129)

Change in deferred policy acquisition costs (1)	$3,777	$1,963	$(1,536)	$1,814	$3,499

(1) A positive amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Acquisition costs capitalized decreased for the year ended December 31, 2011 compared to 2010 primarily as a result of the decrease in premiums.  The increase during 2010 compared to 2009 was a result of non-commission related compensation.  The decrease in the amortization of DAC during 2011 compared to 2010 was the result of a decrease in terminations and surrenders.  The amortization of DAC was relatively flat during 2010 compared to 2009.

Reinsurance

The table below summarizes reinsurance reserves and premium amounts assumed and ceded (in thousands):

	Reserves			Premiums
	December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009

Reinsurance assumed	$4,318	$9,827	$19,514	$2,974	$5,716	$9,038
Reinsurance ceded	(188,812)	(173,097)	(160,934)	(92,208)	(90,459)	(81,122)
Total	$(184,494)	$(163,270)	$(141,420)	$(89,234)	$(84,743)	$(72,084)

We use reinsurance to mitigate excessive risk to the Life segment.  As of December 31, 2011, our retention limits were $2,350,000 for issue ages 65 and under, and $1,550,000 for issue ages 66 and older, for traditional and universal life, as compared to a single limit of $1,550,000 as of December 31, 2010.  Accidental death benefits and premium waiver benefits are mostly retained on new business issued beginning in 2008.  Increases in reserves and premium amounts ceded primarily reflect increased use of reinsurance in conjunction with treaties related to universal life products.  Decreases in assumed reserves and premium were primarily due to the cancellation of our reinsurance agreement with two credit life reinsurers.  Those blocks of business are now in run-off, and the new business retained is currently written by us on a direct basis.

We periodically adjust our reinsurance program and retention limits as market conditions warrant, consistent with our corporate risk management strategy.  While, in the past, we have reinsured up to 90% of new business, we are currently reinsuring newly developed permanent products on a modified excess retention basis, in which we reinsure mortality risk on a yearly renewable term basis, ceding a 75% quota share of policies with a face value of at least $500,000 up to our retention and then a 100% quota share in excess of retention.  Term products are coinsured between 60% and 100% on a first-dollar quota share basis.  Current traditionally marketed term products are coinsured on a 90% quota share basis, while current direct-marketed products are coinsured on a 60% basis, up to our retention, and then a 100% quota share in excess of retention.

Reinsurance is used in the credit life business primarily to provide producers of credit-related insurance products the opportunity to participate in the underwriting risk through offshore producer-owned captive  reinsurance companies.  A majority of the treaties entered into by our Credit Insurance Division are written on a 100% coinsurance basis with benefit limits of $100,000 on credit life.  We have entered into funds withheld reinsurance treaties, which are ceded to the reinsurer on a written basis.

Our individual life reinsurance is primarily placed with highly rated companies, and we monitor the financial condition of those companies.  For 2011, the companies where we have placed material amounts of reinsurance for the Life segment are shown in the table below (in thousands, except percentages):

	A.M. Best	Ceded	Percentage of
Reinsurer	Rating(1)	Premium	Gross Premium

Swiss Re Life and Health America Inc.	A+	$23,759	6.4%
Munich American Reassurance Company	A+	12,637	3.4
Transamerica Life Insurance Company	A+	9,362	2.5
Reinsurance Group of America (RGA Reinsurance Company)	A+	8,351	2.3
Canada Life Reinsurance	A+	6,338	1.7
SCOR Global Life Re Insurance Company of Texas	A	5,543	1.5
Other Reinsurers with no single company
greater than 5% of the total ceded premium		26,218	7.1
Total life reinsurance ceded		$92,208	24.9%

(1) A.M. Best rating as of the most current information available January 31, 2012.

Policy in-force information

The following table summarizes changes in the Life segment’s in-force amounts (in thousands):

	December 31,			Change over prior year
	2011	2010	2009	2011	2010

Life insurance in-force:
Traditional life	$46,484,826	$45,919,219	$45,229,407	$565,607	$689,812
Interest-sensitive life	23,671,800	23,879,283	24,218,843	(207,483)	(339,560)
Total life insurance in-force	$70,156,626	$69,798,502	$69,448,250	$358,124	$350,252

The following table summarizes changes in the Life segment’s number of policies in-force:

	December 31,			Change Over Prior Year
	2011	2010	2009	2011	2010

Number of policies in-force:
Traditional life	2,204,187	2,274,144	2,347,423	(69,957)	(73,279)
Interest-sensitive life	178,595	176,160	174,738	2,435	1,422
Total number of policies	2,382,782	2,450,304	2,522,161	(67,522)	(71,857)

There was an increase in total life insurance in-force in 2011 compared to 2010.  The increase in our traditional life products is believed to be the result of consumers seeking contract guarantees due to the economic environment in recent years.  This increase was partially offset by a decrease in our interest-sensitive life policies as the result of lower prevailing interest rates.  The decrease in our policy count is attributable to surrenders and lapses, as well as new business activity generally being comprised of fewer but larger face-value policies.

There was a slight increase in total life insurance in-force in 2010 compared to 2009, as new policies issued exceeded the aggregate face amount of older policies terminated by death, lapse, or surrender.  The decreasing policy count, from 2009 through 2010, is attributable primarily to the natural attrition of a larger number of older policies, partially offset by newer policies that are fewer in number but larger in face amount.

Annuity

We offer a variety of immediate and deferred annuities.  We sell these products through independent agents, brokers, and financial institutions, along with multiple-line and career agents.  Annuity segment financial results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Premiums	$94,753	$174,193	$220,284	$(79,440)	$(46,091)
Other policy revenues	15,088	15,076	14,756	12	320
Net investment income	577,707	535,581	471,192	42,126	64,389
Other income	250	607	373	(357)	234
Total premiums and other revenues	687,798	725,457	706,605	(37,659)	18,852

Benefits, losses and expenses:
Policyholder benefits	135,735	205,948	249,709	(70,213)	(43,761)
Interest credited to policyholder's account balances	344,589	333,970	311,580	10,619	22,390
Commissions for acquiring and servicing policies	94,851	95,701	107,053	(850)	(11,352)
Other operating expenses	72,325	71,298	63,497	1,027	7,801
Change in deferred policy acquisition costs (1)	(29,554)	(44,569)	(62,013)	15,015	17,444
Total benefits and expenses	617,946	662,348	669,826	(44,402)	(7,478)

Income before other items and federal income taxes	$69,852	$63,109	$36,779	$6,743	$26,330

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Earnings increased for the year ended December 31, 2011 compared to 2010 primarily as the result of the growth in net investment income outpacing the growth in interest credited.  Additionally, a previously disclosed litigation matter impacted other operating expenses during 2011, and without this accrual, earnings would have increased $18.7 million compared to 2010.  See Note 20, Commitments and Contingencies, of the Notes to the Consolidated Financial Statements for additional details.

Earnings for the year ended December 31, 2010 improved significantly when compared to 2009 primarily due to an increase in our net investment income offset by an increase in interest credited to policy account balances.

Premiums and other revenues

Annuity premium and deposit amounts received are shown in the table below (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Fixed deferred annuity	$1,470,159	$1,045,429	$1,715,871	$424,730	$(670,442)
Single premium immediate annuity	159,824	177,688	227,937	(17,864)	(50,249)
Equity-indexed deferred annuity	142,526	340,920	239,664	(198,394)	101,256
Variable deferred annuity	99,224	90,188	99,429	9,036	(9,241)
Total	1,871,733	1,654,225	2,282,901	217,508	(628,676)
Less: policy deposits	1,776,980	1,480,032	2,062,617	296,948	(582,585)
Total earned premiums	$94,753	$174,193	$220,284	$(79,440)	$(46,091)

We monitor account values and changes in those values as a key indicator of the performance of our Annuity segment.  Changes in account values are mainly the result of net inflows, surrenders, policy fees, interest credited and market value changes (in thousands):

	Years ended December 31,
	2011	2010	2009
Fixed deferred annuity:
Account value, beginning of period	$9,006,692	$8,151,365	$6,918,365
Net inflows	1,349,874	1,180,826	1,751,397
Surrenders	(863,590)	(652,519)	(820,980)
Fees	(10,146)	(10,080)	(10,592)
Interest credited	341,586	337,100	313,175
Account value, end of period	$9,824,416	$9,006,692	$8,151,365

Single premium immediate annuity:
Reserve, beginning of period	$903,126	$820,295	$701,141
Net inflows	32,167	42,502	84,785
Interest and mortality	43,429	40,329	34,369
Reserve, end of period	$978,722	$903,126	$820,295

Variable deferred annuity:
Account value, beginning of period	$415,757	$400,624	$309,011
Net inflows	88,044	86,528	98,312
Surrenders	(112,221)	(114,320)	(77,860)
Fees	(4,786)	(4,795)	(4,096)
Change in market value and other	(6,665)	47,720	75,257
Account value, end of period	$380,129	$415,757	$400,624
Fixed deferred annuity deposits increased significantly for 2011 compared to 2010.  The increase was primarily a result of our marketing efforts to expand distribution through new accounts.  Fixed deferred annuity receipts decreased for the year ended December 31, 2010 compared to 2009, which had abnormally high sales in the first quarter of 2009 due to a “flight to safety” related to the credit crisis of late 2008.

Equity-indexed fixed annuities, which are included as fixed deferred annuities in the account values table, allow policyholders to participate in equity returns while also having certain downside protection resulting from guaranteed minimum crediting rates.  Deposits for this product decreased during 2011 compared to the same period in 2010.  We believe this decrease was primarily due to lower fixed investment yields resulting in lower declared indexed crediting terms.  Deposits increased for the year ended December 31, 2010 compared to 2009 as certain annuitants accepted some exposure to volatility in the pursuit of potentially higher returns.

Single premium immediate annuities (“SPIA”) decreased for 2011 and 2010 compared to their preceding years.  Premiums for this product have decreased primarily as a result of lower investment yields, restraining demand for this product in anticipation of increased income payments in the future.  We believe that the current low interest rate environment has led some prospective SPIA buyers to defer their purchase of a payout annuity and temporarily invest in cash and cash equivalents, in the hope that rates will be higher at a later date, affording a higher annuity payment per premium dollar.

Variable deferred annuity products are a relatively small portion of our annuity portfolio.

Benefits, losses and expenses

Benefits consist of annuity payments and reserve increases on SPIA sales classified as insurance contracts.  Benefits decreased for the years ended December 31, 2011 and 2010, compared to the previous years.  The changes in benefits are consistent with the changes in total earned premium in the current and comparable periods.

Commissions remained flat in 2011 and decreased for the year ended December 31, 2010 compared to 2009, primarily due to fluctuations in sales and the shifting of the product mix each year.

The change in DAC represents acquisition costs capitalized, net of amortization of existing DAC.  The amortization of DAC is calculated in proportion to gross profits.  The following table presents the components of the change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Acquisition cost capitalized	$118,011	$117,090	$126,769	$921	$(9,679)
Amortization of DAC	(88,457)	(72,521)	(64,756)	(15,936)	(7,765)
Change in deferred policy acquisition costs(1)	$29,554	$44,569	$62,013	$(15,015)	$(17,444)

(1) A positive amount of net change indicates more expense was deferred than amortized and is a decrease to expense in the periods indicated.

An important measure of the Annuity segment is amortization of DAC as a percentage of gross profits.  The amortization of DAC as a percentage of gross profits for the years ended December 31, 2011, 2010, and 2009 was 42.6%, 39.1%, and 44.6%, respectively.  The increase in the ratio during 2011 compared to 2010, was the result of a decline in persistency during the year due to an increase in terminations and surrenders.  Conversely, the decrease during 2010 compared to 2009 was the result of improved persistency from fewer terminations and surrenders.

Options and Derivatives

Shown below is the analysis of the impact to net investment income of the option return, along with the impact to interest credited of the equity-indexed annuity embedded derivative (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010
Net investment income
Without option return	$581,373	$523,373	$466,546	$58,000	$56,827
Option return	(3,666)	12,208	4,646	(15,874)	7,562

Interest credited to policy account balances
Without embedded derivative	352,410	327,366	303,442	25,044	23,924
Equity-indexed annuity embedded derivative	(7,821)	6,604	8,138	(14,425)	(1,534)

Net investment income without option return, as well as the related interest credited without equity-indexed return, increased during the year ended December 31, 2011 compared to 2010, as well as in 2010 compared to 2009.  The increases were due to increases in aggregate annuity account values from each year’s sales.  The overall increase in the investment asset base attributed to annuities was 9.2% and 13.9% during the years ending December 31, 2011 and 2010, respectively.

Option return, as well as the related equity-indexed-annuity embedded derivative return, decreased during 2011 compared to 2010 due to the lack of a return in the S&P 500 Index during 2011, compared to the 12.8% gains during 2010.  Option return increased during 2010 compared to 2009 due to the aforementioned increase to the S&P500 index during 2010.  The related equity-indexed annuity embedded derivative return, however, decreased as a result of surrenders during 2009 participating in the return, whereas in recent years surrenders did not participate in this return.

Reinsurance

We employ reinsurance for guaranteed minimum death benefit risks on certain variable annuity contracts.  Our maximum guaranteed minimum death benefit exposure, before reinsurance, which represents the total exposure in the event that all annuity policyholders die, was $3.9 million and $3.0 million as of December 31, 2011 and 2010, respectively.  After reinsurance, the net amounts at risk were $1.3 million and $1.1 million, as of December 31, 2011 and 2010, respectively.  All such guaranteed minimum death benefit reinsurance is with reinsurers rated “A” or higher by A.M. Best.

Health

The Health segment primarily focuses on supplemental and limited benefit coverage products including Medicare Supplement insurance for the senior market as well as hospital surgical and cancer policies for the general population.  For the year ended December 31, 2011, premium volume was concentrated in our Medicare Supplement (43.5%) and medical expense (20.4%) lines.  Our other health products include credit accident and health policies and other limited benefit coverages.  Health products are distributed through a network of independent agents and MGUs.  Health segment results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Premiums	$231,793	$263,294	$309,701	$(31,501)	$(46,407)
Net investment income	13,413	15,492	16,564	(2,079)	(1,072)
Other income	13,356	10,384	10,382	2,972	2
Total premiums and other revenues	258,562	289,170	336,647	(30,608)	(47,477)

Benefits, losses and expenses:
Claims incurred	159,289	184,554	239,407	(25,265)	(54,853)
Commissions for acquiring and servicing policies	25,808	35,263	51,717	(9,455)	(16,454)
Other operating expenses	47,169	49,634	62,134	(2,465)	(12,500)
Change in deferred policy acquisition costs (1)	9,144	4,886	5,017	4,258	(131)
Total benefits and expenses	241,410	274,337	358,275	(32,927)	(83,938)

Income before other items and federal income taxes	$17,152	$14,833	$(21,628)	$2,319	$36,461

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

Earnings increased for the year ended December 31, 2011 as compared to 2010 driven primarily by an increase in other income comprised of fee income associated with high sales by a new MGU.  Also, a decrease in the benefit ratio for the health segment contributed to the increase in earnings.  The increase in earnings was partially offset by the discontinuation of sales of our medical expense insurance plans effective June 30, 2010.  Additionally, sales of our Medicare Supplement product decreased due to stringent competition.

Earnings increased for the year ended December 31, 2010 as compared to 2009 primarily due to a decline in the benefit ratio.  A lower expense ratio, associated with lower personnel costs, also contributed to the improvement in earnings.  A decrease in premiums resulting from a reduction of in-force policies partially offset the improvement in earnings.

Both year over year comparisons were impacted by the continued diminishment in the size of the health block due to the discontinuation of medical expense insurance sales and slow Medicare Supplement sales attributable to the current extremely competitive Medicare Supplement market.

Premiums and other revenues

Health premiums for the periods indicated are as follows (in thousands, except percentages):

	Years ended December 31,
	2011		2010		2009
	dollars	percentage	dollars	percentage	dollars	percentage

Medicare Supplement	$100,924	43.6%	$117,132	44.5%	$123,102	39.7%
Medical expense	47,323	20.4	67,050	25.5	80,716	26.1
Group	33,906	14.6	29,343	11.1	33,484	10.8
Credit accident and health	19,897	8.6	21,553	8.2	19,627	6.3
MGU	13,681	5.9	11,173	4.2	34,015	11.0
All other	16,062	6.9	17,043	6.5	18,757	6.1
Total	$231,793	100.0%	$263,294	100.0%	$309,701	100.0%

The Health segment’s earned premiums decreased during the year ended December 31, 2011 as compared to 2010 primarily due to the discontinuation of sales of our medical expense insurance plans effective June 30, 2010.  In-force policies continue to lapse and this produced the reduction in premiums.  Due to the competitive nature of the market, sales of our Medicare Supplement product also decreased.

Additionally, our credit accident and health premiums decreased primarily due to a decrease in new business related to short-term financing.

Premiums decreased during the year ended December 31, 2010 as compared to 2009, which was mainly attributable to the discontinuation of sales of our medical expense insurance plans effective June 30, 2010.  Additionally, the decrease was driven by the non-renewal of two MGU’s, decreased sales of our Medicare Supplement product, and the recording in 2009 of a one-time premium associated with the unwinding of an MGU.

Our in-force certificates or policies as of the dates indicated are as follows:

	December 31,
	2011		2010		2009
	number	percentage	number	percentage	number	percentage

Medicare Supplement	42,760	6.8%	48,584	7.7%	58,627	8.6%
Medical expense	7,962	1.3	11,057	1.8	18,368	2.7
Group	20,122	3.2	20,893	3.3	23,890	3.5
Credit accident and health	271,700	43.3	294,702	46.6	309,695	45.5
MGU	147,251	23.5	103,666	16.4	106,617	15.6
All other	137,596	21.9	152,917	24.2	164,118	24.1
Total	627,391	100.0%	631,819	100.0%	681,315	100.0%

In-force policies increased in 2011 compared to 2010 due to an increase in MGU production.  The MGU line increased due to the addition of a new MGU, which produced a significant policy count increase.  The “all other" line is composed of closed blocks of business, and has no new sales.  The MGU and Group counts include 100% reinsured certificates, which is a rapidly growing block of business.  The increases in these 100% reinsured certificates will not translate into corresponding increases in premiums.

Our total in-force policies had a net decrease during the year ended December 31, 2010 as compared to 2009.  The decrease was mainly attributed to a decrease in the credit accident and health line due to a decrease in our short-term furniture and finance company credit products.  Also contributing to the decrease in the in-force policies were the decrease in our Medicare Supplement line production resulting from current market conditions and a decrease in our medical expense line as a result of discontinuance of sales.

Benefits, losses and expenses

Claims incurred decreased during the year ended December 31, 2011 compared to the same period in 2010.  The decrease was primarily the result of a decline in sales of our two largest health lines, our medical expense insurance plans and Medicare Supplement products.  The decline in claims incurred was consistent with lower premiums and lower commissions.  Additionally, the medical expense benefit ratio, measured as the ratio of claims and other benefits to premiums, decreased to 68.7% for the year ended December 31, 2011, from 70.1% for the same period in 2010.  This was driven primarily by a significant decrease in claims in 2011 as compared to 2010.

In 2010, a reduction in the medical expense benefit ratio, the loss of two MGUs, and the discontinuance of medical expense sales produced a decrease in benefits.  The medical expense benefit ratio, measured as the ratio of claims and other benefits to premiums, decreased to 70.1% for the year ended December 31, 2010, from 77.3% for the same period in 2009.  Unexpected high claim payments on medical expense products in 2009, with a subsequent return to lower levels during 2010, contributed to the decrease in the benefit ratio.

Commissions decreased for the year ended December 31, 2011 compared to the same period in 2010, as a result of lower sales, consistent with lower premiums.  Commissions decreased during the year ended December 31, 2010 compared to 2009 as a result of lower sales and a large ceded commission in the MGU line in 2009 that did not occur in 2010.

Other operating costs and expenses for the year ended December 31, 2011 as compared to 2010 were substantially unchanged.  Other operating costs and expenses decreased for the year ended December

31, 2010 compared to 2009, which was mainly attributable to lower payroll costs and a one-time write-off of agent balances in 2009.

Change in Deferred Policy Acquisition Costs

The following table presents the components of the change in DAC (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Acquisition cost capitalized	$11,893	$18,087	$16,729	$(6,194)	$1,358
Amortization of DAC	(21,037)	(22,973)	(21,746)	1,936	(1,227)
Change in deferred
policy acquisition costs (1)	$(9,144)	$(4,886)	$(5,017)	$(4,258)	$131

(1) A negative amount of net change indicates less expense was deferred than amortized and represents an increase to expenses in the periods indicated.

Acquisition cost capitalized decreased for the year ended December 31, 2011 compared to 2010.  The decrease in DAC was caused by the overall decrease in sales and resulting decrease in commissions.  For the year ended December 31, 2010 compared to 2009, the change in deferred policy acquisition costs was insignificant.

Reinsurance

For the major medical business, we use reinsurance on an excess of loss basis.  Our retention limit is $500,000 per claim on these types of policies.  Certain amounts of stop-loss and other types of catastrophe health reinsurance programs are also reinsured.  We manage these risks by reinsuring a majority of the risk to highly rated reinsurance companies.  We maintain reinsurance on a quota share basis for our long-term care and disability income business.

Reinsurance is used in the credit accident and health business.  In certain cases, particularly in the auto retail market, we may also reinsure the policy written through offshore producer-owned captive reinsurers to allow the dealer to participate in the performance of these credit accident and health contracts.  A majority of the treaties entered into by our Credit Insurance Division are written on a 100% coinsurance basis with benefit limits of $1,000 per month.

The companies where we have placed material amounts of reinsurance for the Health segment are shown in the table below (in thousands, except percentages):

	A.M. Best	Ceded	Percentage of
Reinsurer	Rating(1)	Premium	Gross Premium

United States Fire Insurance Company	A	$39,845	10.1%
American Healthcare Indemnity Company	B++	28,263	7.2
Topanga Reinsurance	NR	14,127	3.6
WFI Reinsurance Company, Ltd.	NR	12,274	3.1
Transatlantic Reinsurance	A	11,399	2.9
Other reinsurers with no single company
greater than 5.0% of the total ceded premium		56,075	14.2
Total health reinsurance ceded		$161,983	41.1%

(1) A.M.Best rating as of the most current information available January 31, 2012.

Property and Casualty

Property and Casualty business is written primarily by our exclusive Multiple-Line agents and through our Credit Insurance Division agents.  Property and Casualty segment results for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Net premiums written	$1,137,445	$1,154,415	$1,152,840	$(16,970)	$1,575

Net premiums earned	$1,144,342	$1,158,261	$1,159,509	$(13,919)	$(1,248)
Net investment income	72,071	72,620	71,368	(549)	1,252
Other income	6,003	5,778	5,112	225	666
Total premiums and other revenues	1,222,416	1,236,659	1,235,989	(14,243)	670

Benefits, losses and expenses:
Claims incurred	873,208	923,736	923,064	(50,528)	672
Commissions for acquiring and servicing policies	221,351	224,334	207,251	(2,983)	17,083
Other operating expenses	124,336	124,410	124,266	(74)	144
Change in deferred policy acquisition costs (1)	(16,920)	1,551	(8,151)	(18,471)	9,702
Total benefits and expenses	1,201,975	1,274,031	1,246,430	(72,056)	27,601

Income (loss) before other items and federal income taxes	$20,441	$(37,372)	$(10,441)	$57,813	$(26,931)

Loss ratio	76.3%	79.8%	79.6%	(3.5)	0.2
Underwriting expense ratio	28.7	30.2	27.9	(1.5)	2.3
Combined ratio	105.0%	110.0%	107.5%	(5.0)	2.5
Impact of catastrophe events on combined ratio	11.4	10.8	7.8	0.6	3.0
Combined ratio without impact of catastrophe events	93.6%	99.2%	99.7%	(5.6)	(0.5)

Gross catastrophe losses	$217,851	$141,685	$80,866	$76,166	$60,819
Net catastrophe losses	120,628	123,239	90,253	(2,611)	32,986

(1) A negative amount of net change indicates more expense was deferred than amortized and represents a decrease to expenses in the periods indicated.

The Property and Casualty segment earnings improved during the year ended December 31, 2011 compared to 2010 primarily due to improvements in pricing adequacy, improvements to our reinsurance programs which provided an increase in recoveries on catastrophe losses in excess of additional reinsurance premium paid, and to a lesser extent strong management of our expenses resulting in a net improvement to earnings.

The Property and Casualty segment earnings deteriorated significantly during the year ended December 31, 2010 compared to 2009.  The decline was primarily driven by a $33.0 million increase in net catastrophe losses which was offset by a $32.3 million improvement in non-catastrophe loss results, an increase in commissions, and an increase in deferred policy acquisition expense.

Premiums and other revenues

Both net premiums written and earned decreased during the year ended December 31, 2011 compared to 2010.  The decrease is primarily due to an increase in catastrophe reinsurance reinstatement premiums and decreased premiums across personal lines of business due to a decline in policies in-force, partially offset by increased premium per exposure.  Our catastrophe reinsurance reinstatement premium increased by $9.0 million over the same period in 2010 as the result of higher catastrophe reinsurance recoveries in 2011 compared to 2010.

Net premiums written increased for the year ended December 31, 2010 compared to 2009, primarily due to increases in our personal auto products partially offset by decreases in our commercial lines.  Net premiums written and earned remained relatively flat during 2010 compared to 2009 primarily due to increases in our personal lines, partially offset by decreases in our commercial lines.

Benefits, losses and expenses

Claims incurred decreased for the year ended December 31, 2011 compared to 2010.  The decrease was attributable to a decline in losses in all lines except agribusiness and other personal lines.  Claims incurred remained flat during the year ended December 31, 2010 compared to 2009 as a result of the net catastrophe experience increase over the prior year, offset by the decreases in our credit-related property products and non-catastrophe loss experience.

Gross catastrophes for the year ended December 31, 2011 were $217.9 million, compared to $141.7 million for the same period in 2010.  Although we experienced a significant increase in our gross catastrophe losses, our improved reinsurance program mitigated the impact,  providing a significant increase in catastrophe reinsurance recoveries in 2011 compared to 2010.  The additional catastrophe reinsurance recovery was attributable to lower catastrophe loss retentions and an aggregate property catastrophe excess reinsurance contract placed during 2011.

While the frequency of catastrophe events in 2011 was two fewer than 2010, gross catastrophe losses increased primarily from the severity of the catastrophe events over 2011.  The 2011 catastrophe activity includes a record number of tornados, including two events which impacted primarily Alabama in late April, and Joplin, Missouri in May.  These two events alone accounted for $102.6 million in gross catastrophe losses and $30.5 million in net catastrophe losses during 2011.For the year ended December 31, 2010, gross catastrophe losses increased to $141.7 million compared to $80.9 million in 2009 as a result of 33 catastrophes experienced in 2010 compared to 27 in 2009.

The combined ratio, excluding the impact of catastrophe events, improved to 93.6% for the year ended December 31, 2011 compared with 99.2% and 99.7% for 2010 and 2009, respectively.  This was primarily driven by an improvement in rate adequacy.  Inherent to our fundamental risk management practices, we continue to evaluate and manage our aggregate catastrophe risk exposure with risk selection and reinsurance coverage.

Commissions remained flat for the year ended December 31, 2011 but increased significantly during the year ended December 31, 2010 compared to the same period in 2009.  This was primarily the result of a one time expense of $10.0 million related to a revision in our post termination compensation for certain agents, as well as increases in our credit-related property products due to a change in our product mix. Excluding this one time expense, commissions through December 31, 2011 increased from 2010 due to an increase in commissions on our credit-related property products.

The decrease in expense as a result of the change in DAC for the year ended December 31, 2011 compared to 2010 is attributable to a shift in our credit-related property products from shorter duration products to longer duration products.  The increase in expense as a result of the change in DAC for the year ended December 31, 2010, was primarily driven by the change in our deferral estimates during 2009 to improve our consistency among subsidiaries.  An increase in commissions on our credit-related property insurance products added to this increase.

We regularly review the recoverability of DAC, and if the actual emergence of future profitability were to be substantially lower than estimated, we would accelerate DAC amortization to account for any recoverability issues or premium deficiency.  We have not historically experienced these issues with our DAC balances.

Products

Our Property and Casualty segment consists of three product lines: (i) Personal Lines, which we market primarily to individuals, represent 61.0% of net premiums written, (ii) Commercial Lines, which focus primarily on agricultural and other targeted commercial markets, represent 26.9% of net premiums written, and (iii) Credit-related property insurance products, which are marketed to and through financial institutions and retailers, and represent 12.1% of net premiums written.

Personal Products

Property and Casualty segment results for Personal Products for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Net premiums written
Auto	$444,454	$468,100	$456,960	$(23,646)	$11,140
Homeowner	213,513	217,785	217,963	(4,272)	(178)
Other Personal	35,691	38,875	38,815	(3,184)	60
Total net premiums written	693,658	724,760	713,738	(31,102)	11,022

Net premiums earned
Auto	463,171	470,535	452,754	(7,364)	17,781
Homeowner	217,619	216,849	208,558	770	8,291
Other Personal	36,173	39,298	37,283	(3,125)	2,015
Total net premiums earned	$716,963	$726,682	$698,595	$(9,719)	$28,087

Loss ratio
Auto	75.7%	78.0%	83.9%	(2.3)	(5.9)
Homeowner	102.1	104.1	100.6	(2.0)	3.5
Other Personal	67.8	61.6	44.9	6.2	16.7
Personal line loss ratio	83.3%	84.9%	86.8%	(1.6)	(1.9)

Combined Ratio
Auto	96.6%	102.3%	104.9%	(5.7)	(2.6)
Homeowner	125.7	129.6	122.8	(3.9)	6.8
Other Personal	89.6	68.7	51.3	20.9	17.4
Personal line combined ratio	105.0%	108.6%	107.4%	(3.6)	1.2

Personal Automobile: Net premiums written and earned decreased in our personal automobile line during 2011 compared to 2010, due to a decline in policies in-force resulting from a competitive marketplace and lower new business sales.

Net premiums written and earned increased in our personal automobile line during 2010 as a result of premium rate increases implemented during the second half of 2009.  The increase in premium per policy is slightly offset by a decline in the policies in-force.

Average premium per policy increased during the periods 2009 through 2011, driven by improving rate adequacy, resulting in an improvement in the loss and combined ratios.  The combined ratio improved for the year ended 2011 compared to 2010 due to the previously mentioned increase in commissions in 2010 that was not incurred in 2011 and improvement in the loss ratio.  The 2010 combined ratio improved over the 2009 combined ratio from the improved loss ratio offset by the increase in commissions.  The combined industry ratios for 2011 (estimated), 2010, and 2009 of 100.8%, 101.0%, and 101.3%, respectively, per A.M. Best’s “U.S. Property/Casualty-Review and Preview” showed an improvement of 0.5 points over the three year period, while our combined ratio showed an improvement of 8.3 points over the same three year period.

Homeowners: Net premiums written decreased through the year ended December 31, 2011 compared to 2010 attributable to increased catastrophe reinsurance reinstatement premiums as a result of higher catastrophe reinsurance losses ceded and a decline in policies in-force, partly offset by an increase in our average premium per policy due to rate activity.  Net premiums written remained relatively flat during 2010 compared to 2009.

Net premiums earned remained relatively flat during 2011 compared to 2010, and increased during the year ended December 31, 2010 compared to 2009.  The increase in 2010 was due to an increase in net written premiums in the previous year as a result of rate increases across this product line, and were partially offset by a decline in the number of policies from our risk management initiatives and the impact of the rate increases.

The loss and combined ratios improved slightly during the year ended December 31, 2011 compared to 2010 primarily due to improved rate adequacy.  The loss and combined ratios deteriorated during the year ended December 31, 2010 compared to the same period in 2009 due to increases in the frequencies of both catastrophe and non-catastrophe claims, as well as increases in the average loss severity, resulting in a total increase of $15.9 million in policy benefits.  The additional increase in the 2010 combined ratio was a result of the lower amount of expenses being deferred as previously mentioned.

The combined ratios for the industry per A.M. Best for 2011 (estimated), 2010 and 2009 were 123.7%, 106.7% and 105.8%, respectively.  Our 2011 combined ratio is comparable to the industry average, whereas 2010 and 2009 were 22.9 points and 17.0 points above the industry averages, respectively.  Our combined ratio for the prior years was negatively impacted due to the concentration of catastrophe events occurring in the Midwest, and was also negatively impacted in 2010 from an unusual $20.0 million catastrophe event in Arizona.

Other Personal: This product line is comprised primarily of watercraft, rental-owner and umbrella coverages for individuals seeking to protect their personal property not covered within their homeowner and auto policies.  Net premiums written and earned decreased during the year ended December 31, 2011 compared to 2010 due to a decline in policies in-force.  Premiums generally trend with the homeowners and personal automobile lines as policies are typically sold in conjunction with one another.

The loss ratio increased through December 31, 2011 compared to 2010 primarily due to a decrease in premiums while claims remained consistent with the prior year.  The combined ratio for this same period increased as a result of a change in our expense allocation, which resulted in higher expense being allocated to this line of business.  The loss and combined ratios deteriorated during 2010 compared to 2009 due to an increase in the severity of claims.  As this is currently our smallest line of business in our Personal Products line, minor fluctuations in results can more easily cause volatility in these ratios than with larger lines.

Commercial Products

Property and Casualty segment results for Commercial Products for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Net premiums written
Other Commercial	$126,013	$123,605	$127,292	$2,408	$(3,687)
Agribusiness	98,152	103,937	101,074	(5,785)	2,863
Auto	82,266	80,109	88,642	2,157	(8,533)
Total net premiums written	306,431	307,651	317,008	(1,220)	(9,357)

Net premiums earned
Other Commercial	121,420	120,365	125,855	1,055	(5,490)
Agribusiness	102,946	106,678	105,921	(3,732)	757
Auto	84,201	80,948	91,074	3,253	(10,126)
Total net premiums earned	$308,567	$307,991	$322,850	$576	$(14,859)

Loss ratio
Other Commercial	66.2%	82.9%	76.9%	(16.7)	6.0
Agribusiness	118.2	108.3	90.1	9.9	18.2
Auto	60.8	72.9	74.3	(12.1)	(1.4)
Commercial line loss ratio	82.1%	89.1%	80.5%	(7.0)	8.6

Combined ratio
Other Commercial	94.4%	112.1%	106.4%	(17.7)	5.7
Agribusiness	155.0	145.2	126.8	9.8	18.4
Auto	83.0	97.2	96.9	(14.2)	0.3
Commercial line combined ratio	111.5%	119.6%	110.4%	(8.1)	9.2

Other Commercial: Net written and earned premiums increased through 2011 compared to 2010 primarily as a result of rate increases in the workers’ compensation product, whereas 2010 decreased from 2009 as a result of the decline in premiums from our workers’ compensation and small business owner products.  The premiums for our workers’ compensation product decreased because of a reduction in exposures and overall rate levels, as well as a decrease in the premium assumed from involuntary pools.  Our small business premiums declined primarily as a result of lower receipts for some of our client’s businesses, as well as a lowering premium per policy as businesses reduced coverages and increased deductibles in an effort to reduce their costs.

The loss and combined ratios improved during 2011 compared to 2010.  This improvement is the result of lower claim severity in the workers’ compensation products, resulting in a $15.3 million decrease to benefits during 2011.  The loss and combined ratios deteriorated during 2010 compared to 2009 due to the decreases in premiums in addition to increases in the severity of workers’ compensation claims as payrolls contracted.

Agribusiness Product: Our agribusiness product allows policyholders to customize and combine their coverage for residential and household contents, buildings and building contents, farm personal property and liability.  Net premiums written and earned decreased for the year ended December 31, 2011 compared to the same period in 2010.  The decrease was due to a decrease in policies in-force as the result of non-renewing certain policies in unprofitable segments and catastrophe reinsurance reinstatement premiums that were not incurred in 2010.

The loss and combined ratios have increased over the years primarily as the result of increases in catastrophe losses and the frequency and severity of non-catastrophe losses.  The frequency and severity of storms and weather related events continue to cause variability in this line of business.

Commercial Automobile: Net premiums written and earned increased during 2011 compared to 2010.  The increase was primarily the result of a vehicle reclassification revision adjustment that resulted in refunds to policyholders in 2010 that did not occur in 2011.  The increase was offset by a reduction in polices in-force from our primary lines and improved selective underwriting.  Net premium written and earned decreased in 2010 as compared to 2009 primarily from the result of the previously mentioned vehicle classification revisions.

This product line experienced a decrease in losses incurred during 2011 compared to 2010 due to a decrease in the frequency and severity of claims, which resulted in an improvement in the loss and combined ratios during the period.  The loss and combined ratios remained relatively flat during 2010 compared to 2009.  The combined industry ratios per A.M. Best for 2011 (estimated), 2010, and 2009 were 102.6%, 98.0% and 99.4%, respectively.  The 2011 combined ratio was below the estimated industry average by 19.6 points and was comparable to 2010 and 2009 results.

Credit Products

Credit-related property products for the periods indicated were as follows (in thousands, except percentages):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Net premiums written	$137,356	$122,004	$122,094	$15,352	$(90)

Net premiums earned	$118,812	$123,588	$138,064	$(4,776)	$(14,476)

Loss ratio	19.1%	26.2%	41.1%	(7.1)	(14.9)

Combined ratio	88.5%	96.1%	105.8%	(7.6)	(9.7)

Credit-related property insurance products are offered on automobiles, furniture and appliances in connection with the financing of those items.  These policies pay an amount if the insured property is lost or damaged and is not directly related to an event affecting the consumer’s ability to pay the debt.  The primary distribution channel for credit-related property insurance is general agents who market to auto dealers, furniture stores and financial institutions.

Net premiums written increased during 2011 compared to 2010.  This increase is primarily driven by the reduction of reinsurance placed with producer-owned reinsurance companies.  Net premiums written during 2010 remained relatively flat as compared to 2009.  Net premiums earned decreased through 2011 and 2010 compared to 2009 due to our credit business continuing to shift from the shorter duration CPI products, to the longer duration GAP products.  Shorter duration products generally earn the entire premium within 12 months of the effective date, while longer duration products may take up to 84 months before they are fully earned.

The improvements in the loss ratios for the year ended December 31, 2011 compared to 2010 and 2009 were attributable to an overall decline in claims incurred as a result of lower frequency and severity of claims.  Specifically, the GAP line of business experienced a positive trend in claims incurred as the result of used automobile market values rebounding from the recent financial crisis.

The combined ratios improved during 2011 and 2010 compared to each previous year.  The decrease in the loss ratio drove the decrease in the combined ratio, which was partially offset by higher underwriting expenses from rising commission expenses as a result of the change in our product mix.

Property and Casualty Reinsurance

We reinsure a portion of the risks that we underwrite to manage our loss exposure and protect capital resources.  In return for a premium, reinsurers assume a portion of the claims incurred.  Amounts not reinsured are known as retention.  We primarily use the following types of reinsurance to manage our loss exposures:

•
Treaty reinsurance, primarily excess of loss, where the reinsurer indemnifies us against all, or a specified portion, of claims incurred in excess of a specified retention or attachment point, and up to the contract limit; and;

•
Facultative reinsurance, in which an individual insurance policy or a specific risk is reinsured with the prior approval of the reinsurer.  Facultative reinsurance is purchased for the small number of risks which fall outside the treaty reinsurance.

In addition to treaty and facultative reinsurance, we are partially protected by the Terrorism Risk Insurance Act of 2002, which was modified and extended through December 31, 2014 by the Terrorism Risk Insurance Program Reauthorization Act of 2007.

We retain the first $1.0 million of loss per risk, which will remain the same for 2012.  Our corporate catastrophe reinsurance retention has been $40.0 million in recent years and will remain the same in 2012.  In order to manage our risk exposure, we purchase the following additional catastrophe reinsurance coverages:

•
We have coverage which lowers our retention to $10.0 million in Louisiana and Texas.  In 2010, the Louisiana and Texas covers were expanded to include additional coastal states as well as Oklahoma and Arkansas.  Those covers remained in place for 2011.  In 2012, two more coastal states will be added to the state-specific covers which will result in coverage for all coastal states from Texas to Virginia as well as the states of Oklahoma and Arkansas.

•
Additional catastrophe coverage is purchased for the remainder of the country.  The retention for this cover was $20.0 million in 2010 and was lowered to $10.0 million for 2011 where it will remain in 2012.

•
We also purchased $50.0 million of protection for earthquake losses in all states except California, thereby resulting in a total earthquake limit of $550.0 million in 2011, a reduction from the $625.0 million in 2010 and $645.0 million in 2009.  The earthquake cover for 2012 will be $30.0 million with a $10.0 million retention.  The combination of this cover and the corporate catastrophe cover will provide protection for earthquake losses between $10.0 million and $500.0 million.  California earthquake losses are covered above $40.0 million and up to $500.0 million in 2011 and 2010, down from $520.0 million in 2009.  The amount of earthquake coverage purchased has decreased in recent years as a result of a reduction in our earthquake business writings.

•	In 2011, $30.0 million of catastrophe aggregate reinsurance coverage was purchased. This cover applies after $90.0 million of aggregated catastrophe losses has been reached. The first

$1.0 million of each catastrophe loss contributes to the $90.0 million aggregation of losses. The catastrophe aggregate reinsurance coverage for 2011 was placed at 63.6% and will remain in place with the same coverage for 2012 at 50.6%.

The property catastrophe reinsurance limit was $500.0 million for 2011, 2010 and 2009 and will remain at that level for 2012.

Our reinsurance programs use multiple reinsurers with each reinsurer absorbing part of the overall risk ceded.  The primary reinsurers who participate in the programs and the amount of coverage each provides are shown in the following table:

		Percent of Risk Covered
	AM Best	Non-	Catastrophe
Reinsurer	Rating(1)	catastrophe	Coverage

Hannover Ruck, Germany	A	39.5%	-%
Lloyd's Syndicates	A	26.9	52.8
Platinum Re	A	12.1	-
Swiss Reinsurance America Corporation	A+	7.3	2.5
Catlin Insurance Co	A	5.3	4.8
Tokio Millenium Re Ltd	A++	-	6.7
Other reinsurers with no single company		8.9	33.2
greater than 5% of the total
Total reinsurance coverage		100.0%	100.0%

(1) A.M. Best rating as of the most current information available February 2, 2012.

Our credit-related property insurance products do not employ reinsurance to manage catastrophe loss exposure, and their reinsurers for risks other than catastrophes are not deemed significant to our business.

Prior Period Reserve Development

The table below shows the development of our claims and CAE reserves.  The table does not present individual accident or policy year development data.

The top line shows our original reserves, net of reinsurance recoverable, for each of the indicated years.  The table then shows the cumulative net paid claims and CAE as of successive years.  The table also shows the re-estimated amount of previously recorded reserves based on experience as of the end of each succeeding year.  The cumulative deficiency or redundancy represents the aggregate change in the estimates over all prior years.  Conditions and trends that affected development of liabilities in the past may not necessarily occur in the future.  Accordingly, it may be inappropriate to anticipate future redundancies or deficiencies based on historical experience.

While we believe that our claims reserves at December 31, 2011 are adequate, new information, events or circumstances, unknown at the original valuation date, may lead to future developments in our ultimate losses in amounts significantly greater or less than the reserves currently provided.  The actual final cost of settling both claims outstanding at December 31, 2011 and claims expected to arise from unexpired periods of risk is uncertain.  There are many other factors that would cause our reserves to increase or decrease, which include but are not limited to: changes in claim severity; changes in the expected level of reported claims; judicial action changing the scope or liability of coverage; changes in the regulatory, social and economic environment; and unexpected changes in loss inflation.  The deficiency/ (redundancy) for different reporting dates is cumulative and should not be added together.

	Loss Development Table
	Property and Casualty Claims and Claim Adjustment Expense Liability Development-Net of Reinsurance
	Years Ended December 31,

	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Liability for unpaid claims and claim adjustment expenses, net of reinsurance
(includes loss reserves, IBNR,allocated and unalloc expense)	$425,129	$490,215	$590,365	$678,379	$796,267	$801,953	$809,500	$847,860	$856,658	$887,008	$857,840

Cumulative paid claims and
claim expenses
One year later	228,699	233,074	256,386	274,810	366,007	296,620	318,944	345,346	308,113	331,196
Two years later	322,112	338,459	377,139	405,748	506,463	453,042	477,958	495,277	467,402
Three years later	370,179	399,651	445,702	479,410	590,643	544,100	569,031	593,384
Four years later	396,758	429,408	479,524	518,972	640,003	593,126	625,925
Five years later	407,212	443,161	498,349	541,627	664,588	623,884
Six years later	412,004	452,256	509,521	552,136	682,171
Seven years later	416,207	457,972	513,968	563,113
Eight years later	420,045	460,785	518,251
Nine years later	423,256	463,303
Ten years later	423,636

Liabilities re-estimated
One year later	432,028	488,595	564,287	638,910	770,238	711,880	766,882	798,587	776,808	818,937
Two years later	435,574	488,455	564,485	617,374	737,341	713,339	733,361	770,900	753,152
Three years later	441,564	490,717	553,163	596,242	739,825	680,900	727,675	766,994
Four years later	441,309	482,799	538,459	596,754	714,995	682,460	727,733
Five years later	435,796	476,615	542,429	585,370	717,474	685,471
Six years later	432,953	478,201	534,287	585,914	720,931
Seven years later	433,990	472,502	534,477	589,384
Eight years later	430,722	473,754	535,429
Nine years later	431,869	474,451
Ten years later	432,468

Deficiency(redundancy), net
of reinsurance	$7,339	$(15,764)	$(54,936)	$(88,995)	$(75,336)	$(116,482)	$(81,767)	$(80,866)	$(103,506)	$(68,071)

	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
Net reserve, as initially estimated	$425,129	$490,215	$590,365	$678,379	$796,267	$801,953	$809,500	$847,860	$856,658	$887,008	$857,840

Reinsurance and other recoverables
as initially estimated	65,327	59,806	52,908	67,698	65,186	62,115	55,951	89,410	46,778	40,552	53,152
Gross reserve as initially estimated	490,456	550,021	643,273	746,077	861,453	864,068	865,451	937,270	903,436	927,560	910,992

Net re-estimated reserve	432,468	474,451	535,429	589,384	720,931	685,471	727,733	766,994	753,152	818,937
Re-estimated and other reinsurance
recoverables	79,453	82,791	85,663	86,021	499,076	99,023	81,321	115,108	48,869	46,190
Gross re-estimated reserve	511,921	557,242	621,092	675,405	1,220,007	784,494	809,054	882,102	802,021	865,127

Deficiency(redundancy), gross
of reinsurance	$21,465	$7,221	$(22,181)	$(70,672)	$358,554	$(79,574)	$(56,397)	$(55,168)	$(101,415)	$(62,433)

For 2011, the net favorable prior year claims and CAE development was $68.1 million, compared to approximately $79.9 million of net favorable prior year development in 2010, as a result of better than expected paid and incurred loss emergence across several lines of business.

The current year loss ratio is a blend of the current accident year loss ratio and the impact of favorable or adverse development on prior accident years during the current calendar year.  Excluding the 6.0 point impact of favorable prior year loss development for accident years 2010 and prior, the 2011 loss ratio would have been 82.3%.  Excluding the 6.8 point impact of favorable prior year loss development for accident years 2009 and prior, the 2010 loss ratio would have been 86.6%.

Net favorable reserve development during 2011 and 2010 was primarily driven by personal and commercial auto and commercial liability lines.  For 2011 and 2010, net and gross reserve calculations have shown favorable development as a result of loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses.  For additional information regarding claims and CAE, refer to Note 12, Liability for Unpaid Claims and Claim Adjustment Expenses, of the Notes to the Consolidated Financial Statements.

For the year ended December 31, 2005, the $358.6 million deficiency gross of reinsurance was primarily the result of our participation in the National Flood Insurance Program as administered by the Federal Emergency Management Agency.  As these losses are 100% reimbursed by the Federal government, they do not impact our net reserve calculations or our net loss development patterns.  The National Flood Insurance Program had paid losses of $390.0 million for the year ended December 31, 2005 because of the 2005 hurricanes, specifically Hurricane Katrina.  Since reserves are not set up for the National Flood Insurance Program, any payments made subsequent to year-end will appear as adverse development on a gross basis.  If the flood losses were removed from the gross data, the $358.6 million deficiency would have been a $31.4 million redundancy, gross of reinsurance.

Corporate and Other

Our Corporate and Other business segment primarily includes the capital not allocated to support our insurance business segments.  Corporate and Other business segment results for the periods indicated were as follows (in thousands):

	Years ended December 31,			Change over prior year
	2011	2010	2009	2011	2010

Premiums and other revenues:
Net investment income	$66,699	$53,317	$47,148	$13,382	$6,169
Realized investments gains, net	90,866	74,062	(73,855)	16,804	147,917
Other Income	2,980	3,175	2,704	(195)	471
Total premiums and other revenues	160,545	130,554	(24,003)	29,991	154,557

Benefits, losses and expenses:
Other operating expenses	45,021	38,695	41,220	6,326	(2,525)
Total benefits, losses and expenses	45,021	38,695	41,220	6,326	(2,525)

Income before other items and federal income taxes	$115,524	$91,859	$(65,223)	$23,665	$157,082

Earnings for the years ended December 31, 2011 and 2010 increased compared to the previous years.  In both periods, the increases were primarily due to the increase in realized gains from investments as a result of improved financial markets, which also led to a reduction in other-than-temporary impairments below those recorded during 2009.  The 2011 increase was also driven by the increase in net investment income as a result of our growing portfolio of bonds and mortgage loans.

We recorded other-than-temporary impairments of $9.5 million, $5.7 million and $79.1 million in 2011, 2010 and 2009, respectively.  These other-than-temporary impairments are allocated to the Corporate and Other business segment and are included in “Realized investments gains, net.”

In accordance with our segment allocation process, all realized gains and losses, except those on derivatives, are allocated to the Corporate and Other business segment.  For 2010 and prior periods, the Corporate and Other business segment was compensated for the risk it assumed for realized losses through a monthly charge to the insurance segments that reduced the amount of investment income allocated to those segments.  During 2010, we undertook an assessment of the allocation process for assets and investment income.  Beginning in 2011, we discontinued the monthly charge to the insurance segments to improve the comparability for measuring business results between segments and between periods.

Discontinued Operations

On December 31, 2010, we sold our wholly-owned broker-dealer subsidiary, Securities Management & Research, Inc. (“SM&R”).  The sale qualifies for discontinued operations accounting and accordingly, the results of operations for this subsidiary are presented as income (loss) from discontinued operations in our consolidated statements of operations for all periods presented.  The sale resulted in a $1.0 million loss for the year-ended 2010.  SM&R had previously been a component of the Corporate and Other business segment.  We chose to sell this business based on the belief that similar services could be contracted with a third party at lower cost while improving the services to agents and policyholders.  See Note 22, Discontinued Operations, of the Notes to the Consolidated Financial Statements for additional details.

Investments

We manage our investment portfolio to optimize our rate of return commensurate with sound and prudent practices to maintain a well-diversified portfolio.  Our investment operations are governed by various regulatory authorities including, but not limited to, the state insurance departments where our insurance companies are domiciled.  Investment activities, including the setting of investment policies and defining acceptable risk levels, are subject to review and approval by our Board of Directors, which is assisted by our Finance Committee, comprised of two board members, senior executives and investment professionals.

Our insurance and annuity products are primarily supported by investment-grade bonds, collateralized mortgage obligations and commercial mortgage loans.  We purchase fixed maturity securities and designate them as either held-to-maturity or available-for-sale as necessary to match our estimated future cash flow needs.  We also monitor the composition of our fixed maturity securities between held-to-maturity and available-for-sale securities and adjust the concentrations within the portfolio as investments mature or with the purchase of new investments.

We invest in commercial mortgage loans when the yield and quality compare favorably with other fixed maturity securities.  Investments in individual residential mortgage loans have not been part of our investment portfolio and we do not anticipate investing in them in the future.

Historically, our strong capitalization has enabled us to invest in equity securities and investment real estate where there are opportunities for enhanced returns.  We invest in real estate and equity securities based on a risk and reward analysis.

Composition of Invested Assets

The following summarizes the carrying values of our invested assets by asset class (other than investments in unconsolidated affiliates), (in thousands, except percentages):

	Year ended December 31, 2011		Year ended December 31, 2010
	Amount	Percent	Amount	Percent

Bonds held-to-maturity, at amortized cost	$9,251,972	49.0%	$8,513,550	47.5%
Bonds available-for-sale, at fair value	4,381,607	23.2	4,123,613	23.0
Equity securities, at fair value	1,006,080	5.3	1,082,755	6.0
Mortgage loans on real estate, net of allowance	2,925,482	15.5	2,679,909	15.0
Policy loans	393,195	2.1	380,505	2.1
Investment real estate,
net of accumulated depreciation	470,222	2.5	521,768	2.9
Short-term investments	345,330	1.8	486,206	2.8
Other invested assets	109,514	0.6	119,251	0.7
Total Investments	$18,883,402	100.0%	$17,907,557	100.0%

The increase in our total investments from December 31, 2011 as compared to 2010 was primarily a result of purchasing investments with the net proceeds of annuity and life premium and investment income.  During 2011, we sold a portfolio of directly owned industrial real estate and our interests in partnerships of similar industrial real estate.  These sales are the primary causes of the decrease in our investments in investment real estate and other invested assets.

Each of the components of our invested assets are described further in the Notes to the Consolidated Financial Statements within Item 8, Financial Statements and Supplementary Data.

For the year ended December 31, 2011, we reviewed our invested assets and recognized other-than-temporary-impairment losses of $9.5 million compared to $5.7 million for the year ended December 31, 2010.  Each of the recognized impairments was attributable to equity securities trading below cost basis for a prolonged period of time and investment and operating management did not foresee a recovery to our cost basis within a reasonable period of time.

Investments to Support Our Insurance Business

Bonds- We allocate most of our fixed maturity securities to support our insurance business.

At December 31, 2011, our fixed maturity securities had an estimated fair market value of $14.2 billion, which was $851.7 million, or 6.4%, above amortized cost.  The increase in total fair value from 2010 to 2011 was the result of new purchases to support policyholders’ account values attributable to annuity sales as well as market value increases.

Fixed maturity securities’ estimated fair value, due in one year or less, increased to $961.2 million as of December 31, 2011 from $685.3 million as of December 31, 2010, primarily as a result of approaching maturity dates of long-term bonds.

The following table identifies the total bonds by credit quality rating, using both S&P and Moody’s ratings (in thousands, except percentages):

	December 31, 2011			December 31, 2010
	Amortized	Estimated	% of Fair	Amortized	Estimated	% of Fair
	Cost	Fair Value	Value	Cost	Fair Value	Value

AAA	$1,074,744	$1,153,696	8.1%	$1,258,952	$1,311,152	10.0%
AA	1,391,092	1,490,600	10.5	1,289,870	1,343,653	10.2
A	5,058,242	5,448,851	38.3	4,551,294	4,848,986	37.0
BBB	5,204,214	5,499,958	38.6	4,613,315	4,871,583	37.2
BB and below	659,290	646,193	4.5	725,436	728,073	5.6
Total	$13,387,582	$14,239,298	100.0%	$12,438,867	$13,103,447	100.0%

The slight shifts in the credit quality distribution of our investment grade bonds at December 31, 2011 compared to December 31, 2010, was primarily the result of purchase transactions and maturities.  At 4.5% of our total bond portfolio, the exposure to below investment grade securities is acceptable to management.  The decrease in the amount and percentage of fixed maturity securities rated below investment grade is primarily attributable to maturities.

Mortgage Loans- We invest in commercial mortgage loans that are diversified by borrower, property-type and geography.  We do not make individual residential mortgage loans.  Therefore, we have no direct exposure to sub-prime or Alt A mortgage loans in our portfolio.  Generally, mortgage loans are secured by first liens on income-producing real estate with a loan-to-value ratio of up to 75%.  Mortgage loans are used to support a portion of our insurance liabilities.  Mortgage loans held-for-investment are carried at outstanding principal balances, adjusted for any unamortized discount, deferred fees or expenses, and net of allowances.

The weighted average coupon yield on the principal funded for mortgage loans was 6.0% and 6.8% for the years ended December 31, 2011 and 2010, respectively.

Equity Securities- As of December 31, 2011, 96.3% of our equity securities consisted of publicly traded (on a national U.S. stock exchange) common stock.  The remaining 3.7% of the equity securities consisted of publicly traded preferred stock.  As of December 31, 2010, 96.6% of our equity securities were invested in publicly traded (on a national U.S. stock exchange) common stock.  The remaining 3.4% of the equity portfolio was invested in publicly traded preferred stock.

We carry our equity portfolio at market value based on quoted market prices obtained from external pricing services.  The cost and estimated market value of the equity portfolio are as follows (in thousands):

	Year ended December 31, 2011
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Common stock	$679,724	$305,269	$(16,086)	$968,907
Preferred stock	30,955	7,688	(1,470)	37,173
Total	$710,679	$312,957	$(17,556)	$1,006,080

	Year ended December 31, 2010
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Common stock	$690,245	$361,048	$(5,405)	$1,045,888
Preferred stock	30,420	6,714	(267)	36,867
Total	$720,665	$367,762	$(5,672)	$1,082,755
The decrease in net unrealized gains in 2011 compared to 2010 was primarily the result of sales of common stock during 2011 resulting in realizing gains, which were previously unrealized.

Investment Real Estate- We invest in commercial real estate with positive cash flows or where appreciation in value is expected.  Real estate may be owned directly by our insurance companies or through non-insurance affiliates or joint ventures.  The carrying value of real estate is cost, less accumulated depreciation.  Depreciation is provided over the estimated useful life of each property.

Short-Term Investments- Short-term investments are composed primarily of commercial paper rated A2/P2 or better by Standard & Poor’s and Moody’s, respectively.  The amount fluctuates depending on the available long-term investment opportunities and our liquidity needs, including investment-funding commitments.  The decrease in the amount of short-term investments since December 31, 2010 is attributable to our purchasing longer maturity fixed income investments and investing in commercial mortgages to support our insurance businesses.  We monitor on a daily basis the amount of short-term investments and long-term investment opportunities to select appropriate investments to support our insurance businesses.

Policy Loans- For certain life insurance products, we allow policyholders to borrow funds using their policy’s cash value as collateral.  The maximum amount of the policy loan depends upon the policy’s surrender value and the number of years since policy origination.  As of December 31, 2011, we had $393.2 million in policy loans with a loan to surrender value of 59.2%, and at December 31, 2010, we had $380.5 million in policy loans with a loan to surrender value of 59.1%.  Interest rates on policy loans range from 3.0 % to 12.0% per annum.  As of December 31, 2011 and 2010, the average policy loan interest rate was 6.7%.

Policy loans may be repaid at any time by the policyholder and have priority over any claims on the policy.  If the policyholder fails to repay the policy loan, funds are withdrawn from the policy’s death benefits.

Net Investment Income and Realized Gains (Losses)

Net investment income from bonds and mortgage loans used to support our insurance products increased over the period as assets increased with net annuity sales.  Net investment income in other asset classes (equities, real estate and options) fluctuated in response to investment decisions based on valuations, financial markets movement and expectations of future returns.

Mortgage loan interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate.  Accretion of discounts is recorded using the effective yield method.  Interest income, accretion of discounts, and prepayment fees are reported in net investment income.  Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan’s contractual interest rate.  However, interest ceases to be accrued for loans on which interest is more than 90 days past due or when the collection of interest is not considered probable.  Loans in foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Net Unrealized Gains and Losses

The net change in unrealized gains (losses) on available-for-sale securities, as presented in the stockholders’ equity section of the consolidated statements of financial position, was a decrease of $16.6 million at December 31, 2011 and an increase of $109.0 million in 2010.  The decrease in 2011 was primarily the result of the previously mentioned sales of common stock and their related gains being realized.

Liquidity

Our liquidity requirements have been and are expected to continue to be met by funds from operations, resulting from premiums received from our customers.  The primary use of cash has been and is expected to continue to be policy benefits and claims incurred during the regular course of business.  No significant change in premiums was experienced during 2011 or is expected in the near-term.  Current and expected patterns of claim frequency and severity may change from period to period but continue to be within historical norms.  Management considers our current liquidity position to be sufficient to meet anticipated demands over the next twelve months.  Our contractual obligations are not expected to have a significant impact to cash flow from operations.

There are no known trends or uncertainties regarding product pricing, changes in product lines or rising costs, which would have a significant impact to cash flows from operations.  Continued low-interest rate environments are expected to require higher than historical contributions to our defined benefit plans in the near future.  Management does not expect these demands to have a significant impact to our cash flows from operations.  Additionally, we have paid dividends to stockholders for over 100 consecutive years and expect to continue this trend.  No significant capital expenditures are expected in the near future.

A downgrade or a potential downgrade in our financial strength ratings could result in a loss of business and could adversely affect our cash flow from operations.  See Item 1A, Risk Factors, for additional details.

Further information regarding additional sources or uses of cash is described in Note 20, Commitments and Contingencies, of the Notes to the Consolidated Financial Statements.

To ensure we will be able to continue to pay future commitments, the funds received as premium payments and deposits are invested in high quality investments, primarily fixed maturity securities and commercial mortgages.  Funds are invested with the intent that income from the investments and proceeds from the maturities will meet our ongoing cash flow needs.  We historically have not had to liquidate invested assets in order to cover cash flow needs; however, our portfolio of highly liquid available-for-sale fixed maturity and equity securities are available to meet future liquidity needs, if necessary.

We have renewed our $100 million short-term variable rate borrowing facility containing a $55 million subfeature for the issuance of letters of credit.  Borrowings under the facility are at the discretion of the lender and would be used only for funding our working capital requirements.  The combination of borrowings and outstanding letters of credit cannot exceed $100 million at any time.  As of December 31, 2011 and 2010, the outstanding letters of credit were $31.7 million and $37.5 million, respectively, and there were no borrowings on this facility to meet liquidity requirements.  This facility expires on September 30, 2012.  We expect it will be renewed on substantially equivalent terms upon expiration.

Our cash and cash equivalents and short-term investment position at December 31, 2011 was $447.4 million compared to $587.7 million at December 31, 2010.  The $140.3 million decrease in cash and cash equivalents and short-term investments relates primarily to our assessment of better long-term investment opportunities available throughout 2011, versus those available in 2010.  We continue to look towards long-term investment opportunities, and in recent years we allocated more assets to shorter-term investment opportunities due to the limited availability of long-term investment opportunities with appropriate risk-return ratio.

We were committed at December 31, 2011 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets in the amount of $242.6 million, compared to $275.0 million for 2010.  The expansion of mortgage loans in 2011 and 2010 is attributable to our ability to originate loans collateralized by quality real estate at appropriate yields.

In the normal course of business, we have guaranteed bank loans for customers of a third-party marketing operation for the benefit of policyholders.  The customers, through the use of a trust, use the bank loans to fund premium payments of life insurance policies.  These bank loans enable individuals with substantial illiquid wealth to finance their life insurance premiums using the cash value of the policies as collateral for the loans.  In the case of a default on the bank loan, we would be obligated to pay off the loans.  As the cash values of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on these guarantees.  The total amounts of guarantees outstanding for 2011 and 2010 was approximately $206.5 million, while the total cash values of the related life insurance policies was $210.7 million for 2011 and 2010.

Capital Resources

Our capital resources consisted of American National stockholders’ equity, summarized as follows (in thousands):

	December 31,
	2011	2010	2009

American National stockholders' equity, excluding accumulated
other comprehensive income (loss), net of tax ("AOCI")	$3,498,566	$3,407,439	$3,342,805
AOCI	158,470	225,212	117,649
Total American National stockholders' equity	$3,657,036	$3,632,651	$3,460,454

We have notes payable in our consolidated statements of financial position that are not part of our capital resources.  These notes payable represent amounts borrowed by real estate joint ventures that we consolidate into our financial statements.  The lenders for the notes payable have no recourse against us in the event of default by the joint ventures.  Therefore, the only amount of liability we have for these notes payable is limited to our investment in the respective venture, which totaled $18.0 million and $21.2 million at December 31, 2011 and 2010, respectively.

Total American National stockholders’ equity in 2011 increased primarily due to the $192.2 million net income earned during the period, offset by $82.6 million in dividends paid to stockholders, a $50.0 million minimum pension liability adjustment and a decrease of $16.6 million in unrealized gains from available-for-sale securities due to security sales during the year.

Total American National stockholders’ equity in 2010 increased primarily due to the $144.0 million net income during the period and $109.0 million unrealized gains on marketable securities, offset by $82.6 million in dividends paid to stockholders.

Statutory Surplus and Risk-based Capital

Statutory surplus represents the capital of our insurance companies reported in accordance with accounting practices prescribed or permitted by the applicable state insurance departments.  RBC is a minimum capital requirement calculated using formulas and instructions from the NAIC.  State laws specify regulatory actions if an insurer’s ratio of statutory surplus to RBC, a measure of an insurer’s solvency, falls below certain levels.  The RBC formula for life companies establishes minimum capital requirements for asset, interest rate, market, insurance and business risks.  The RBC formula for property and casualty companies establishes minimum capital requirements for asset and underwriting risks including reserve risk.

The achievement of long-term growth will require growth in American National Insurance Company and our insurance subsidiaries’ statutory capital.  Our subsidiaries may obtain additional statutory capital through various sources, such as retained statutory earnings or equity contributions from us.  As of December 31, 2011, the levels of our and our insurance subsidiaries’ surplus and RBC exceeded the NAIC’s minimum RBC requirements.

Contractual Obligations

The following table summarizes our contractual obligations as of December 31, 2011 (in thousands):

	Payments Due by Period
		Less than			More than
	Total	1 year	1-3 years	3-5 years	5 years

Life insurance obligations(1)	$5,523,113	$27,143	$169,170	$344,732	$4,982,068
Annuity obligations(1)	12,973,715	1,715,329	4,720,280	2,726,397	3,811,709
Property and casualty insurance obligations(2)	915,011	505,127	328,345	63,388	18,151
Accident and health insurance obligations(3)	126,187	70,237	17,081	9,454	29,415
Purchase obligations:
Commitments to purchase and fund investments(4)	69,197	63,965	2,452	1,450	1,330
Mortgage loan commitments(4)	176,512	156,512	20,000	-	-
Operating leases(5)	3,880	483	1,390	1,851	156
Defined benefit pension plans(6)	132,969	9,230	22,199	17,905	83,635
Notes payable(7)	58,894	46,387	-	12,507	-
Total	$19,979,478	$2,594,413	$5,280,917	$3,177,684	$8,926,464

(1)
Life and annuity obligations include estimated claim, benefit, surrender and commission obligations offset by expected future premiums and deposits on in-force insurance policies and annuity contracts.  All amounts are gross of reinsurance.  Estimated claim, benefit and surrender obligations are based on mortality and lapse assumptions that are comparable with historical experience.  Estimated payments on interest-sensitive life and annuity obligations include interest credited to those products.  The interest crediting rates are derived by deducting current product spreads from a constant investment yield.  The obligations shown in the table have not been discounted.  As a result, the estimated obligations for insurance liabilities included in the table exceed the liabilities recorded in reserves for future policy benefits and the liability for policy and contract claims.  Due to the significance of the assumptions used, the amounts presented could materially differ from actual payments.  Separate account obligations have not been included in the table since those obligations are not part of the general account obligations and will be funded by cash flows from separate account assets.  The general account obligations for insurance liabilities will be funded by cash flows from general account assets and future premiums and deposits.  Participating policyholder dividends payable consists of liabilities related to dividends payable in the following calendar year.  As such, the outstanding contractual obligation related to participating policyholder dividends payable is presented in the table above in the less than one-year category.  All estimated cash payments in the table above are undiscounted as to interest, net of estimated future premiums on policies currently in-force and gross of any reinsurance recoverable.  Estimated future premiums on participating policies currently in-force are net of future policyholder dividends payable.  The participating policyholder share obligation included in the other policyholder funds on the consolidated statements of financial position, represents the accumulated net income from participating policies and a pro-rata portion of net unrealized investment gains (losses), net of tax, reserved for payment to such policyholders as policyholder dividends.  Due to the nature of the participating policyholder obligation, the exact timing and amount of the ultimate participating policyholder obligation is subject to significant uncertainty and the amount of the participating policyholder obligation is based upon a long-term projection of the performance of the participating policy block.

(2)
Expected future gross claims and claim adjustment expense payments from property and casualty policies includes case reserves for reported claims and reserves for IBNR.  Timing of future payments is estimated based on our historical payment patterns.  The timing of these payments may vary significantly from the pattern shown in the preceding table.  The ultimate losses may vary materially from the recorded amounts, which are our best estimates.

(3)
Accident and health insurance obligations reflect estimated future claim payment amounts net of reinsurance for claims incurred prior to January 1, 2011.  The estimate does not include claim payments for claims incurred after December 31, 2010.  Estimated claim payment amounts are based on mortality and morbidity assumptions that are consistent with historical claims experience and are not discounted with interest so will exceed the liabilities recorded in reserves for future claim payments.  Due to the significance of the assumptions used the amounts presented could materially differ from actual payments.

(4)	Expected payments to fund investments based on mortgage loans and capital commitments and other related contractual obligations.

(5)	Represents estimated obligations due to contracts and agreements entered into within the ordinary course of business for items classified as an operating lease.

(6)
Represents estimated payments for pension benefit obligations for the non-qualified defined benefit pension plan.  These payments are funded through continuing operations.  A liability has been established for the full amount of benefits accrued, including a provision for the effects on the accrued benefits of assumed future salary increases.

(7)
Notes payable are comprised of obligations to third-party lenders, and are collateralized by real-estate owned by the respective entity.  The estimated payments due by period for notes payable reflect the contractual maturities of principal and estimated future interest payments.  The payment of principal and estimated future interest for the current portion of long-term notes payable are reflected in estimated payments due in less than one year.  These are not corporate obligations and our liability is limited to its investment in the respective joint venture.  See Note 14, Notes Payable, of the Notes to the Consolidated Financial Statements for additional details.

Off-Balance Sheet Arrangements

We have off-balance sheet arrangements relating to third-party marketing operation bank loans.  We could be exposed to a liability for these loans, which are supported by the cash value of the underlying insurance contracts.  However, since the cash value of the life insurance policies is designed to always equal or exceed the balance of the loans, management does not foresee any losses related to these arrangements.  See Note 20, Commitments and Contingencies, of the Notes to the Consolidated Financial Statements for additional details.

Related-Party Transactions

We have various agency, consulting and investment arrangements with individuals and corporations that are considered to be related parties.  Each of these arrangements has been reviewed and approved by our Audit Committee.  The total amount involved in these arrangements, both individually and in the aggregate, is not material to any segment or to our overall operations.  See Note 21, Related Party Transactions, of the Notes to the Consolidated Financial Statements for additional details.

ITEM 7A.	QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

We hold a diversified investment portfolio that includes cash and cash equivalents, bonds, preferred stocks, common stocks, mortgage loans, policy loans, and real estate.  Our investments are subject to market risks associated with changes in interest rates, credit spread including issuer defaults and equity prices or market indices.  Adverse changes to these market risks may occur due to changes in market liquidity or market segment, or to changes in market perceptions of credit worthiness or risk tolerance.

We have a generally conservative management profile and emphasize prudent risk management throughout all our operations.  The active management of market risk is integral to the results of our operations.  A key component of our risk management program is our ALM Committee.  The ALM committee, under the direction of the Corporate Risk Officer, monitors the level of our risk exposure in managing our assets and liabilities to attain the desired risk-return profile.  Among other things, this process includes maintaining adequate reserves, monitoring claims and surrender experience, managing interest rate spreads and protecting against disintermediation risk for life insurance and annuity products.  As part of our risk management procedures, we also manage exposure concentrations, deductibles and reinsurance for property and casualty products.

As a part of the ALM process, we establish target asset portfolios for each major line of business, which represent the investment strategies used to profitably fund our liabilities within acceptable levels of risk.  We monitor these strategies through regular review of portfolio metrics, such as effective duration, yield curve sensitivity, convexity, liquidity, asset sector concentration and credit quality.  In executing these ALM strategies, we regularly reevaluate the estimates used in determining the approximate amounts and timing of payments to or on behalf of policyholders for insurance liabilities.  Many of these estimates are inherently subjective and could impact our ability to achieve our ALM goals and objectives.  Our Finance Committee also reviews the risks associated with the specific investments made to support our lines of business and for consistency with our overall investment strategy.

In addition to our ALM Committee, we have expanded enterprise risk management to help identify, prioritize and manage various risks including market risk.  Under the leadership of our Corporate Risk Officer and with the support of our Board of Directors, we have developed an approach and focused our efforts on the principles of enterprise risk management, including:

•	designing an approach to identify potential risks and events that may affect the entity;

•	managing risks within our risk profile;

•	escalation of problem risks;

•	monitoring of capital adequacy; and

•	providing reasonable assurance regarding the achievement of our strategic objectives.

We expect that these ongoing enterprise risk management efforts will expand the management tools used to ensure the efficient allocation of capital and will enhance the measurement of possible diversification benefits across business segments and risk classes.

Interest Rate Risk

The primary market risk affecting our investment in fixed maturity securities is interest rate risk.  Interest rate risk is the risk that the value of our interest-sensitive assets or liabilities will change with changes in market interest rates.  Fixed maturity securities represent a significant portion of our investment portfolio (72.2% as of December 31, 2011).  Our exposure to interest rate risk relates to the market price or cash flow variability associated with the changes in market interest rates.  Our exposure to cash flow changes is discussed further in the Liquidity and Capital Resources sections of the Management Discussion and Analysis.  The fair market value of these fixed maturity securities is inversely related to changes in market interest rates.  As interest rates fall, the coupon and dividend streams of existing fixed rate investments become more valuable as market values of the fixed maturity security rises.  As interest rates rise the inverse occurs and the market value of fixed maturity securities fall.  We utilize our ALM Committee to monitor interest rate risk.  The carrying value of our investment in fixed maturity securities as of December 31, 2011 and 2010 was $13.6 billion and $12.6 billion, respectively; of which 67.9% at year-end 2011 was invested in held-to-maturity bonds, 32.1% was invested in available for-sale bonds.

Market interest rate changes have a direct impact on the carrying value of our available-for-sale bonds.  At December 31, 2011, we had a net unrealized gain of $246.0 million compared to a net unrealized investment gain of $198.3 at December 31, 2010.  These changes were primarily the result of significant improvement in the credit markets during those years.  Information regarding our unrealized gains or losses is disclosed in Note 4, Investments in Securities, of the Notes to the Consolidated Financial Statements within Part II, Item 8, Financial Statements and Supplementary Data.

The interest rate exposure for our investments in mortgage loans is a component of our interest rate risk.  As of December 31, 2011, these mortgage loans have fixed rates from 4.25% to 12.0%.  Most of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of three years to thirty years.

We are also exposed to a risk of rising interest rates, which can increase policy loans and surrenders, also known as disintermediation risk.  This risk manifests itself when, due to rapid changes in interest rates, policyholders move their assets into new products offering higher rates.  We may then have to sell assets earlier than anticipated to pay for these withdrawals.  Our life insurance and annuity product designs and risk management techniques are utilized to minimize or mitigate disintermediation risk.  We strive to mitigate disintermediation risk through the use of surrender charges and market value adjustment features, which help reduce the financial impact of early surrenders.  Investment guidelines, including duration targets, asset allocation tolerances and return objectives, help to ensure that disintermediation risk is managed within the constraints of established profitability criteria.

Interest Rate sensitivity analysis: The table below shows the estimated sensitivity of our investments in fixed maturity securities to increases and decreases in interest rates and the pre-tax change in market value resulting from such changes (in thousands):

	Increase/(Decrease) in Market Value Given an Interest rate
	Increase/(Decrease) of X Basis Points
	(100)	(50)	50	100

Year ended December 31, 2011
Investment portfolio	$589,677	$292,195	$(288,289)	$(572,697)

Year ended December 31, 2010
Investment portfolio	$529,510	$263,245	$(261,875)	$(520,447)

Actual results could differ materially from the amounts noted above due to the assumptions and estimates used in calculating the analysis above.  Our interest rate sensitivity analysis was calculated assuming instantaneous, one time parallel shifts in the corresponding year-end U.S. Treasury yield curves of +/-100bps, and +/-50bps.  All other variables were assumed to remain constant.  Therefore, these calculations may not fully reflect any prepayment to the portfolio, changes in corporate spreads or non-parallel changes in interest rates.

In addition to our fixed maturity securities being subject to interest-rate risk, we also have liabilities that are sensitive to changes in interest rates.  These liabilities include annuities and interest-sensitive life insurance contracts, which have the same type of exposure to interest rate risk as our fixed maturity securities.

We employ a combination of product design, pricing and ALM strategies to reduce the adverse effects of interest rate movements on these liabilities.  Product design and pricing strategies include the use of surrender charges or restrictions on withdrawals in some products.  ALM strategies include the use of derivatives to hedge equity-indexed annuity value changes, the purchase of securities structured to protect against prepayments, prepayment restrictions or fees on mortgage loans, and consistent monitoring of our product pricing to better match the duration of the assets and liabilities.

Credit Risk

We are exposed to credit risk in our investment portfolio.  Credit risk is the level of uncertainty that an issuer or borrower will honor its obligation under the terms of a security or loan.  Our insurance and annuity products are primarily supported by investments in fixed income investments, which primarily include investment grade bonds and mortgage loans.  Information regarding the credit quality of our fixed maturity securities can be found in the Investments section of the Management Discussion and Analysis.

We are also exposed to credit spread risk associated with the market prices of securities and cash flows associated with fluctuations in credit spread.  Credit spread widening will reduce the fair value of our investment portfolio and will increase investment income on new purchases.  Credit spread tightening would have the opposite effect.

To manage credit risk, we have an established, formal Investment Plan approved by our Board of Directors.  This plan provides issuer and geographic concentration limits, investment size limits and other applicable parameters such as loan-to-value guidelines.  Investment activity, including the setting of investment policies and defining acceptable risk levels, is subject to review and approval of our Finance Committee and is also reviewed by our Risk Management Committee.

We are also exposed to credit risk associated with our reinsurance agreements.  We manage our underwriting risk exposures by following the industry practice of reinsuring portions of our insurance risks.  We purchase reinsurance from several providers and are not dependent on any single reinsurer.  While we believe these reinsurance providers are reputable and have the financial strength to meet their obligations, our reinsurance program does result in us being subject to credit risk of default of the reinsurer.  Reinsurance does not eliminate our liability to pay our policyholders, and we remain primarily liable to our policyholders for the risks we insure.  We regularly monitor the financial strength of our reinsurers and the levels of concentration to individual reinsurers.

Equity Risk

Equity risk is the risk that we will incur realized and unrealized losses due to adverse changes in the general levels of the equity investment markets or in the levels of specific investments within the investment portfolio.  At December 31, 2011, we held approximately $1.0 billion of equity investments, which had equity risk.  Our exposure to the equity markets is managed by sector and is intended to track the Standard & Poor’s 500 Index (“S&P 500”) with minor variations.  We continue to mitigate our equity risk by diversification of the overall investment portfolio and through prudent investing activities in the equity markets.

Changes in Accounting Principles

Refer to Note 3, Recently Issued Accounting Pronouncements, of the Notes to the Consolidated Financial Statements within Part II, Item 8, Financial Statements and Supplementary Data for a discussion on recently issued accounting pronouncements not yet adopted.

Item 8.                      FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders
American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2011.  In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I to V.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), American National Insurance Company’s internal control over financial reporting as of December 31, 2011, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated March 5, 2012, expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

/s/ KPMG LLP

Houston, Texas
March 5, 2012

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders
American National Insurance Company:

We have audited American National Insurance Company’s (the Company) internal control over financial reporting as of December 31, 2011, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management’s Annual Report on Internal Control over Financial Reporting.  Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects.  Our audit included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk.  Our audit also included performing such other procedures as we considered necessary in the circumstances.  We believe that our audit provides a reasonable basis for our opinion.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, American National Insurance Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2011, based on criteria established in Internal Control – Integrated Framework issued by COSO.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2011, and our report dated March 5, 2012 expressed an unqualified opinion on those consolidated financial statements.

/s/ KPMG LLP

Houston, Texas
March 5, 2012

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands, except for per share data)	Years ended December 31,
	2011	2010	2009
PREMIUMS AND OTHER REVENUE
Premiums
Life	$277,724	$282,160	$284,530
Annuity	94,753	174,193	220,284
Accident and health	231,793	263,294	309,701
Property and casualty	1,144,342	1,158,261	1,159,509
Other policy revenues	189,494	185,805	179,504
Net investment income	968,165	911,915	839,777
Realized investments gains (losses)	100,369	79,728	5,248
Other-than-temporary impairments	(9,503)	(5,666)	(79,103)
Other income	25,890	23,491	21,291
Total premiums and other revenues	3,023,027	3,073,181	2,940,741

BENEFITS, LOSSES AND EXPENSES
Policyholder Benefits
Life	344,328	294,177	297,719
Annuity	135,735	205,948	249,709
Claims incurred
Accident and health	1 59,289	184,554	239,407
Property and casualty	873,208	923,736	923,064
Interest credited to policyholders' account balances	405,083	393,119	370,563
Commissions for acquiring and servicing policies	430,310	446,463	457,989
Other operating expenses	462,470	462,656	476,165
Change in deferred policy acquisition costs	(41,107)	(40,095)	(63,611)
Total benefits, losses and expenses	2,769,316	2,870,558	2,951,005

Income (loss) from continuing operations before federal income tax,
and equity in earnings/losses of unconsolidated affiliates	253,711	202,623	(10,264)
Less: Provision (benefit) for federal income taxes
Current	46,712	58,946	(14,203)
Deferred	14,064	(3,738)	(16,825)
Total provision (benefit) for federal income taxes	60,776	55,208	(31,028)

Equity in earnings (losses) of unconsolidated affiliates, net of tax	351	(3,169)	(4,216)

Income (loss) from continuing operations	193,286	144,246	16,548
Income (loss) from discontinued operations, net of tax (See Note 20)	-	(1,275)	(1,381)
Net income (loss)	193,286	142,971	15,167
Less: Net income (loss) attributable to noncontrolling interest, net of tax	1,038	(1,055)	(458)
Net income (loss) attributable to
American National Insurance Company and Subsidiaries	$192,248	$144,026	$15,625

Amounts available to American National Insurance Company
common stockholders
Earnings per share:
Basic	$7.24	$5.42	$0.59
Diluted	7.20	5.40	0.59

Weighted average common shares outstanding	26,559,886	26,559,035	26,528,832
Weighted average common shares outstanding and
dilutive potential common shares	26,713,218	26,687,158	26,597,476

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands, except for share and per share data)
	December 31,
	2011	2010
ASSETS
Fixed maturity, bonds held-to-maturity, at amortized cost
(Fair Value $9,857,691 and $8,979,834)	$9,251,972	$8,513,550
Fixed maturity, bonds available-for-sale, at fair value
(Amortized cost $4,135,610 and $3,925,317)	4,381,607	4,123,613
Equity securities, at fair value
(Cost $710,679 and $720,665)	1,006,080	1,082,755
Mortgage loans on real estate, net of allowance	2,925,482	2,679,909
Policy loans	393,195	380,505
Investment real estate, net of accumulated
depreciation of $202,180 and $202,111	470,222	521,768
Short-term investments	345,330	486,206
Other invested assets	109,514	119,251
Total investments	18,883,402	17,907,557
Cash and cash equivalents	102,114	101,449
Investments in unconsolidated affiliates	241,625	195,472
Accrued investment income	213,984	201,286
Reinsurance recoverables	405,033	355,188
Prepaid reinsurance premiums	68,785	75,542
Premiums due and other receivables	280,031	287,184
Deferred policy acquisition costs	1,354,953	1,318,426
Property and equipment, net	77,909	77,974
Current tax receivable	17,150	8,579
Other assets	131,403	138,978
Separate account assets	747,867	780,563
Total assets	$22,524,256	$21,448,198
LIABILITIES
Future policy benefits:
Life	$2,599,224	$2,539,334
Annuity	748,675	865,480
Accident and health	74,829	81,266
Policyholders' account balances	11,506,504	10,475,159
Policy and contract claims	1,340,651	1,298,457
Unearned premium reserve	797,398	824,299
Other policyholder funds	292,793	277,285
Liability for retirement benefits	257,602	187,453
Current portion of long-term notes payable	46,387	47,632
Long-term notes payable	12,507	12,508
Deferred tax liabilities, net	32,483	53,737
Other liabilities	397,353	368,332
Separate account liabilities	747,867	780,563
Total liabilities	18,854,273	17,811,505
STOCKHOLDERS' EQUITY
Common stock, $1.00 par value, - Authorized 50,000,000
Issued 30,832,449 and 30,832,449, Outstanding
26,821,284 and 26,820,977 shares	30,832	30,832
Additional paid-in capital	-	15,190
Accumulated other comprehensive income	158,470	225,212
Retained earnings	3,566,224	3,459,911
Treasury stock, at cost	(98,490)	(98,494)
Total American National stockholders' equity	3,657,036	3,632,651
Noncontrolling interest	12,947	4,042
Total stockholders' equity	3,669,983	3,636,693
Total liabilities and stockholders' equity	$22,524,256	$21,448,198

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
(In thousands, except for per share data)
	Years ended December 31,
	2011	2010	2009

Common Stock
Balance at beginning and end of the period	$30,832	$30,832	$30,832

Additional Paid-In Capital
Balance as of January 1,	15,190	11,986	7,552
Issuance of treasury shares as restricted stock	(4)	(11)	179
Income tax effect from restricted stock arrangement	(14)	-	439
Amortization of restricted stock	4,561	3,215	3,816
Purchase of ownership interest from noncontrolling interest	(19,733)	-	-
Balance at end of period	-	15,190	11,986

Accumulated Other Comprehensive Income (Loss)
Balance as of January 1,	225,212	117,649	(221,148)
Change in net unrealized gain (loss) on securities	(16,585)	109,006	383,098
Cumulative effect of accounting change - other-
than-temporary impairments on fixed maturity securities	-	-	(50,411)
Foreign currency transaction and translation adjustments	(205)	276	664
Defined benefit plan adjustment	(49,952)	(1,719)	5,446
Balance at end of the period	158,470	225,212	117,649

Retained Earnings
Balance as of January 1,	3,459,911	3,398,492	3,414,946
Net income (loss) attributable to American National
Insurance Company and Subsidiaries	192,248	144,026	15,625
Cash dividends to common stockholders ($3.08 per share)	(82,609)	(82,607)	(82,490)
Cumulative effect of accounting change - other-
than-temporary impairments on fixed maturity securities	-	-	50,411
Purchase of ownership interest from noncontrolling interest	(3,326)	-	-
Balance at end of the period	3,566,224	3,459,911	3,398,492

Treasury Stock
Balance as of January 1,	(98,494)	(98,505)	(98,326)
Issuance of treasury shares as restricted stock	4	11	(179)
Balance at end of the period	(98,490)	(98,494)	(98,505)

Noncontrolling Interest
Balance as of January 1,	4,042	12,202	8,377
Contributions	88	466	4,392
Distributions	(3,280)	(278)	(109)
Gain (loss) attributable to noncontrolling interest	1,038	(1,055)	(458)
Effect of ASU 2009-17 implementation	-	(7,293)	-
Purchase of ownership interest from noncontrolling interest	11,059	-	-
Balance at end of the period	12,947	4,042	12,202

Total Equity
Balance at end of the period	$3,669,983	$3,636,693	$3,472,656

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In thousands)

	Years ended December 31,
	2011	2010	2009

Net income (loss) attributable to American National
Insurance Company and Subsidiaries	$192,248	$144,026	$15,625

Other comprehensive income (loss), net of tax
Change in net unrealized gain (loss) on securities	(16,585)	109,006	383,098
Foreign currency transaction and translation adjustments	(205)	276	664
Defined benefit plan adjustment	(49,952)	(1,719)	5,446
Total other comprehensive income (loss)	(66,742)	107,563	389,208

Total comprehensive income (loss) attributable to American
National Insurance Company and Subsidiaries	$125,506	$251,589	$404,833

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)	Years Ended December 31,
	2011	2010	2009

OPERATING ACTIVITIES
Net income (loss)	$193,286	$142,971	$15,167
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investments (gains) losses	(100,369)	(79,575)	(3,406)
Other-than-temporary impairments	9,503	5,666	79,103
Accretion (amortization) of discounts, premiums and loan origination fees	5,010	13,375	10,958
Net capitalized interest on policy loans and mortgage loans	(30,517)	(30,310)	(27,881)
Depreciation	40,407	40,017	44,744
Interest credited to policyholders' account balances	405,083	393,119	370,563
Charges to policyholders' account balances	(189,494)	(185,805)	(173,360)
Deferred federal income tax (benefit) expense	14,064	(3,738)	(16,825)
Deferral of policy acquisition costs	(482,580)	(481,600)	(477,417)
Amortization of deferred policy acquisition costs	441,473	441,505	413,806
Equity in (earnings) losses of unconsolidated affiliates	(351)	3,169	4,216
Changes in:
Policyholder liabilities	135,530	101,615	32,629
Reinsurance recoverables	(49,845)	16,466	111,192
Premiums due and other receivables	7,153	(4,319)	42,154
Accrued investment income	(12,698)	(9,549)	(6,936)
Current tax receivable/payable	(8,571)	21,710	38,853
Liability for retirement benefits	(6,700)	3,899	5,162
Prepaid reinsurance premiums	6,757	12,347	7,888
Other, net	45,798	(5,512)	11,240
Net cash provided by (used in) operating activities	422,939	395,451	481,850
INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of:
Bonds - held-to-maturity	811,674	559,064	561,903
Bonds - available for sale	375,339	775,257	356,680
Equity securities	182,220	168,479	182,871
Investment real estate	91,679	30,412	4,837
Mortgage loans	416,224	151,828	116,365
Policy loans	53,999	49,599	45,591
Other invested assets	39,539	22,550	1,806
Disposals of property and equipment	1,422	1,602	1,608
Distributions from unconsolidated affiliates	29,243	10,920	11,310
Payment for the purchase/origination of:
Bonds - held-to-maturity	(1,547,318)	(519,194)	(166,194)
Bonds - available for sale	(591,824)	(1,641,803)	(1,372,246)
Equity securities	(114,166)	(146,488)	(53,758)
Investment real estate	(23,838)	(26,842)	(127,281)
Mortgage loans	(665,183)	(536,830)	(477,275)
Policy loans	(43,671)	(41,749)	(32,129)
Other invested assets	(40,216)	(44,867)	(31,572)
Additions to property and equipment	(17,588)	(9,359)	(13,178)
Contributions to unconsolidated affiliates	(78,251)	(36,083)	(20,042)
Change in short-term investments	140,876	150,617	(341,653)
Other, net	11,474	7,407	5,001
Net cash provided by (used in) investing activities	(968,366)	(1,075,480)	(1,347,356)
FINANCING ACTIVITIES
Policyholders' account deposits	2,020,422	1,722,505	2,268,201
Policyholders' account withdrawals	(1,375,283)	(1,022,520)	(1,191,021)
Change in notes payable	(1,246)	2,429	(38,080)
Dividends to stockholders	(82,609)	(82,607)	(82,490)
Proceeds from (payments to) noncontrolling interest	(15,192)	188	4,283
Net cash provided by (used in) financing activities	546,092	619,995	960,893
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	665	(60,034)	95,387
Beginning of the year	101,449	161,483	66,096
End of year	$102,114	$101,449	$161,483

See accompanying notes to the consolidated financial statements.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) operate in the insurance industry.  Operating on a multiple product line basis, American National offers a broad line of insurance coverage, including individual and group life insurance, health insurance, annuities, and property and casualty insurance.  In addition, through non-insurance subsidiaries, American National invests in stocks and real estate.  The majority of revenues are generated by the insurance business.  Business is conducted in all states and the District of Columbia, as well as Puerto Rico, Guam and American Samoa.  Various distribution systems are utilized, including multiple-line exclusive agents, independent agents, third-party marketing organizations, career agents, and direct sales to the public.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for Form 10-K.  In addition to GAAP, specific SEC requirements applicable to insurance companies are applied to the consolidated financial statements.

The accompanying consolidated financial statements are reported in U.S. currency.  All material intercompany transactions with consolidated entities have been eliminated.  American National consolidates all entities that are wholly-owned and those in which American National owns less than 100% but controls, as well as any variable interest entities in which American National is the primary beneficiary.  Investments in unconsolidated affiliates are accounted for using the equity method of accounting.  Certain amounts in prior years have been reclassified to conform to current year presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported consolidated financial statement balances.  Actual results could differ from those estimates.

INVESTMENTS

Fixed maturity securities

Bonds that are classified as held-to-maturity are carried at amortized cost.  The carrying value of these fixed maturity securities is expected to be realized, due to American National’s ability and intent to hold these securities until maturity or market recovery.  Bonds classified as available-for-sale are carried at fair value.

Equity Securities

All common and preferred stocks are classified as available-for-sale and are carried at fair value.

Net Unrealized gains and losses

For all investments carried at fair value (excluding derivative instruments), the net unrealized gains or losses, net of applicable federal income taxes, are reflected in stockholders’ equity as a component of accumulated other comprehensive income (loss).

Mortgage loans

Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of allowances.  Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate.  Accretion of discounts is recorded using the effective yield method.  Interest income, prepayment fees and accretion of discounts and origination fees are reported in “Net investment income” in the consolidated statements of operations.  Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan’s contractual interest rate.  However, interest ceases to accrue for loans on which interest is more than 90 days past due, when the collection of interest is not considered probable or when a loan is in foreclosure.  Income on past due loans is reported on a cash basis.  When a loan becomes current, it is placed back into accrual status.  Cash receipts on such impaired loans are recorded as a reduction of principal, interest income, expense reimbursement or other manner in accordance with the loan agreement.  Gains and losses from the sale of loans and changes in allowances are reported in “Realized investment gains (losses)” in the consolidated statements of operations.

Each mortgage loan is evaluated quarterly and placed in a watchlist if events occur or circumstances exist that could indicate that American National will be unable to collect all amounts due according to the contractual terms of the loan.  Additionally, loans with estimated collateral value less than the loan balance and loans with characteristics indicative of higher than normal credit risks are reviewed quarterly.  All loans in the watchlist are analyzed individually for impairment.  If, based upon sufficient analysis, a loan is concluded to be fully collectible, no allowance is required.  Loans are considered impaired when, based upon current information and events, it is probable that American National will be unable to collect all amounts due under the contractual terms of the loan.  Based on the facts and circumstances of the individual loans, a specific allowance for credit losses is established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, or (ii) the estimated fair value of the loan’s underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent.  American National also establishes allowances for loan losses on groups of loans with similar characteristics, such as property types, if based on experience, it is probable that a loss has occurred and the amount of the loss can be reasonably estimated.  The allowance is reviewed quarterly to determine if additional allowance is required, or a recovery of the asset is assured and the allowance can be reduced.

Management believes that American National’s recorded allowance is adequate and reflects management’s best estimate of probable credit losses, including losses incurred at the reporting date but not identified by specific loan.  Management’s periodic evaluation of the adequacy of the allowance is based on historical loan loss experience, known and inherent risks in the portfolio, adverse situations affecting the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Loans are charged off as uncollectible only when the loan is forgiven by a legal agreement.  Prior to charging off a loan, an allowance is recorded based on the estimated recoverable amount.  Upon forgiveness, both the allowance and the loan balance are reduced which results in no further gain or loss.

Policy loans

Policy loans are carried at cost, which approximates fair value.

Investment real estate

Real estate investments, including related improvements, are stated at cost less accumulated depreciation.  Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years).  Rental income is recognized on a straight-line basis over the term of the respective lease.  American National classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value.  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs.  Real estate is not depreciated while it is classified as held-for-sale.  American National periodically reviews its real estate investments for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value.  Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in “Realized investment gains (losses)” in the consolidated statements of operations.  Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods.  Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

Real Estate Joint Ventures and Other Limited Partnership Interests

American National uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of private equity funds in which it has more than a minor interest or more than a minor influence over the joint venture or partnership’s operations, but it does not have a controlling interest and is not the primary beneficiary.  These investments are reported as “investments in unconsolidated affiliates” in the consolidated statements of financial position.  For certain joint ventures, American National records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information.  In addition to the investees performing regular evaluations for the impairment of underlying investments, American National routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments.  American National considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred.  When an impairment is deemed to have occurred, American National records a realized capital loss within “Equity in earnings (losses) of unconsolidated affiliates” to record the investment at its estimated fair value.

Short-term investments

Short-term investments, comprised of commercial paper, are carried at amortized cost, which approximates fair value.

Other invested assets

Other invested assets, comprised primarily of tax credit partnerships, CAPCO investments and mineral rights are carried at cost, less allowance for depletion, where applicable.  Other invested assets also include derivative investments (equity-indexed options) which are carried at fair value.  Impairments for other invested assets are considered on an individual basis.

Impairments

American National evaluates all fixed maturity securities that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the fixed maturity securities have deteriorated to a point that would prevent American National from realizing its carrying value at maturity.  For those fixed maturity securities where management believes that the carrying value will not be realized, an other-than-temporary impairment (“OTTI”) loss is recorded.  At December 31, 2011, the unrealized losses on fixed maturity securities that were not other-than-temporarily impaired were the result of credit spread widening.  There were no delinquent coupon payments attributed to the fixed maturity securities portfolio at December 31, 2011. American National has the ability and intent to hold these fixed maturity securities until a market price recovery or maturity occurs and, therefore, these fixed maturity securities are not considered to be other-than-temporarily impaired.  However, it is possible that the investee’s ability to meet future contractual obligations or performance of underlying assets may be different from what American National determined during its analysis, which may lead to a different impairment conclusion in future periods.

For all fixed maturity securities in unrealized loss positions which American National does not intend to sell and for which it is not more-likely-than-not that it will be required to sell before its anticipated recovery, American National assesses whether the amortized cost basis of the fixed maturity security will be recovered by comparing the net present value of cash flows expected to be collected from the fixed maturity security with its amortized cost basis.  Management estimates cash flows expected to be collected from the fixed maturity security using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security.  The net present value of cash flows expected to be collected from the fixed maturity security is calculated by discounting management’s best estimate of cash flows expected to be collected on the fixed maturity security at the effective interest rate implicit in the fixed maturity security when acquired.  If the net present value of the cash flows expected to be collected from the fixed maturity security is less than the amortized cost basis of the fixed maturity security, an OTTI has occurred in the form of a credit loss.  The credit loss is recognized in earnings in the amount of excess amortized cost over the net present value of the cash flows expected to be collected from the fixed maturity security.  If the fair value of the fixed maturity security is less than its net present value of the cash flows expected to be collected at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) in the amount of the fair value of the fixed maturity security that is less than the net present value of the cash flows expected to be collected.

After the recognition of an OTTI, the fixed maturity security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to its previous amortized cost basis less the related OTTI recognized in earnings.  The new amortized cost basis of an other-than-temporarily impaired security is not adjusted for subsequent increases in estimated fair value.  Should there be a significant increase in the estimate of cash flows expected to be collected from a previously impaired fixed maturity security, the increase would be accounted for prospectively by accreting it as interest income over the remaining life of the fixed maturity security.

American National evaluates all equity securities in unrealized loss positions on a quarterly basis and recognizes an OTTI loss on those where a market price recovery is not expected in a reasonable period of time.  All equity securities, which have an unrealized loss, are also evaluated for credit quality, and OTTI are recognized for any equity securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized.  For the remaining equity securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these equity securities until a market price recovery.  However, it is possible that the investee’s ability to perform in the future may be different from what American National determined during its analysis, which may lead to a different impairment conclusion in future periods.

Derivative instruments and hedging activities

American National purchases derivative instruments as hedges of a recognized asset or liability, which are recorded on the consolidated statements of financial position at fair value.  The change in fair value of derivative assets is reported as “Net investment income” in the consolidated statements of operations.  The change in fair value of embedded derivative liabilities is reported through “Interest credited to policy account balances” in the consolidated statements of operations.  Derivative instruments held at December 31, 2011 and 2010 had an immaterial impact on the consolidated statements of operations and consolidated statements of cash flows.  American National does not apply hedge accounting treatment to its derivative instruments.

CASH AND CASH EQUIVALENTS

American National reports cash on-hand and in banks plus amounts invested in money market funds as cash and cash equivalents in the consolidated statements of financial position and consolidated statements of cash flows.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by American National, electronic data processing equipment, and furniture and equipment.  These assets are carried at cost, less accumulated depreciation.  Depreciation is calculated using straight-line and accelerated methods that are allowed under GAAP over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the report date.  Revenues and expenses are translated at average rates of exchange prevailing during the year.  Translation adjustments resulting from this process are charged or credited to “Accumulated other comprehensive income (loss)” in the consolidated statements of financial position.

INSURANCE SPECIFIC ASSETS AND LIABILITIES

Deferred policy acquisition costs

Deferred policy acquisition costs (“DAC”) represent the costs that vary with and are related primarily to the acquisition of new and renewal insurance and annuity contracts.  Significant costs are incurred in connection with acquiring insurance and annuity business, including commissions and certain underwriting and direct marketing expenses.  Some of these costs are deferred and recorded as “deferred policy acquisition costs” in the consolidated statements of financial position.  The deferred costs are subsequently amortized over the lives of the underlying contracts in relation to the anticipated emergence of premiums, profit margins, or gross profits, depending on the type of product.

DAC on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies.  Expected premium revenue is estimated by using the same mortality, morbidity and withdrawal assumptions used in computing liabilities for future policy benefits.  The amount of DAC is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited-pay and investment-type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges.  The effect on DAC that would result from realization of unrealized gains (losses) is recognized with an offset to “Accumulated other comprehensive income (loss)” in the consolidated statements of financial position as of the reporting date.  It is possible that a change in interest rates could have a significant impact on DAC calculated for these contracts.

DAC associated with property and casualty insurance business consists principally of commissions, underwriting and issue costs.  These deferred costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

For short-duration and long-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts.  Investment income is not anticipated in assessing the recoverability of DAC for short-duration contracts.

Liabilities for future policy benefits

Liabilities for future policy benefits for traditional products have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued.  Estimates used are based on American National’s experience, as adjusted to provide for possible adverse deviation.  These estimates are periodically reviewed and compared with actual experience.  When it is determined that future expected experience differs significantly from existing assumptions the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Reserves for claims and claim adjustment expenses

American National establishes property and casualty reserves to provide for the estimated costs of paying claims.  These reserves include estimates for both case reserves and reserves for incurred but not reported (“IBNR”) claims.  Case reserves include the liability for claims that were reported to American National, but not yet paid.  IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future as well as claims which have been incurred but not yet reported to American National.  These reserves also include an estimate of the expense associated with settling claims, including legal and other fees and the general expenses of administering the claims adjustment process.

Reinsurance

In the normal course of business, American National participates in reinsurance to limit its exposure to loss on any single insured and to provide additional capacity for future growth.  Reinsurance ceded receivable includes amounts owed to American National in respect of paid and unpaid ceded claims and claims adjustment expenses (“CAE”) and is presented net of a reserve for non-recoverability.

Recoveries on our gross ultimate losses are generally determined by review of individual large claims as well as by estimating the ceded portion of IBNR using assumed distribution of loss by percentage retained.  The most significant assumption used is the average size of the individual losses for those claims that have occurred but have not yet been recorded.  The reinsurance ceded receivable is based on what American National believes are reasonable estimates.  However, the ultimate amount of the reinsurance ceded receivable is not known until all losses are settled.  Refer to Note 13 further information.

PREMIUMS, BENEFITS, CLAIMS INCURRED AND EXPENSES

Traditional ordinary life and health

Life and accident and health premiums are recognized as revenue when due.  Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.  This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC.

Annuities

Premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due.  Deferred annuity premiums are not recognized as revenue.  Instead, revenues from deferred annuity contracts represent amounts assessed against contract holders.  Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees.  Policyholder account balances for deferred annuities represent the deposits received plus accumulated interest less withdrawals and applicable accumulated administrative fees.

Universal life and single premium whole life

Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders.  Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees.  Policyholder account balances consist of the premiums received and credited interest, less accumulated policyholder assessments.  Amounts included in expenses represent benefits in excess of account balances returned to policyholders.

Property and casualty

Property and casualty premiums are recognized as revenue proportionately over the contract period, net of reinsurance ceded.  Claims incurred consist of actual claims and CAE paid and the change in reserves for claims and CAE, net of reinsurance received and recoverable.

PARTICIPATING INSURANCE POLICIES

A portion of the life insurance portfolio is written on a participating basis.  Participating business comprised approximately 9.5% of the life insurance in-force at December 31, 2011 and 12.6% of life premiums in 2011.  Of the total participating business, 77.3% was written by Farm Family Life Insurance Company (“Farm Family Life”).  For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force.  Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES

American National Insurance Company and its eligible subsidiaries will file a consolidated life and non-life federal income tax return for 2011.  Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return.  Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions only if it is “more-likely-than-not” that the tax position will be sustained by taxing authorities, based on the technical merits of the position.  Tax benefits recognized in the consolidated financial statements are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.  Tax benefits not meeting the “more-likely-than-not” threshold, if applicable, are included with “Other liabilities” in the consolidated statements of financial position.

Interest and penalties assessed, if applicable, are classified as “Other operating expenses” in the consolidated statements of operations.

PENSION AND POSTRETIREMENT BENEFIT PLANS

American National maintains one open qualified defined benefit pension plan and one qualified defined benefit pension plan that is closed to new participants.  In addition, American National also sponsors three non-qualified defined benefit pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits for certain key executives.  American National also provides certain health and life insurance benefits to qualified current and former employees.  American National recognizes the funded status of defined benefit pension and other postretirement benefit plans, on the consolidated statements of financial position.

The pension and postretirement benefit obligations and related costs for all plans are calculated using actuarial concepts in accordance with GAAP.  Two key assumptions, the discount rate and the expected return on plan assets, are important elements of expense and/or liability measurement.  American National evaluates these key assumptions annually.  Other assumptions involve demographic factors such as retirement age, mortality, turnover and rate of compensation increases.

American National uses a discount rate to determine the present value of future benefits on the measurement date.  The guideline for setting this rate is a high-quality long-term corporate bond rate.  A higher discount rate decreases the present value of benefit obligations and decreases pension expenses.  To determine the expected long-term rate of return on plan assets, a building-block method is used.  The expected rate of return on each asset is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e.,  the expected return in excess of the risk-free rate).  Using this approach, the precise expected return derived will fluctuate somewhat from year to year; however, it is American National’s policy to hold this long-term assumption relatively constant.

The assumptions used in the measurement of the pension benefit obligations for 2011 and 2010 include: the discount rate, long-term rate of return, and rate of compensation increase.  For further information, refer to Note 19.

STOCK-BASED COMPENSATION

Stock Appreciation Rights

American National awards stock appreciation rights (“SARs”) to certain officers.  Upon the exercise of a vested SAR, a holder would be entitled to receive cash payment in an amount equal to the excess of the market value of a share of stock on the exercise date over the market value of a share of stock on the grant date, multiplied by the number of SARs exercised.  The compensation cost accrued related to the SAR award is included in “Other liabilities” in the consolidated statements of financial position.  SARs vest over five years and will expire five years from the date of vesting.

The measurement of the liability and compensation cost is based on the fair value of the awards and is remeasured each reporting period through the settlement date.  American National estimates the SAR’s fair value using the Black-Scholes-Merton option-pricing model.  The key assumptions used in the model include: the stock price on the date of grant, the stock price on the date of remeasurement, expected life of the SARs and the risk-free rate of return.  The compensation cost is amortized over the vesting period.

Restricted Stock Units

American National grants restricted stock units (“RSU”) to certain officers and directors.  The RSUs are converted to American National’s common stock on a one-for-one basis subject to a two-year cliff or three-year graded vesting requirement, depending on the grant date.  The compensation cost accrued related to the RSU award is included in “Additional paid-in capital” in the consolidated statements of financial position.

The measurement of the equity and compensation cost is based on the fair value of the RSU awards.  Fair value of the RSU award is estimated as the value of the underlying stock at grant date.  The compensation cost is amortized over the vesting period.

Restricted Stock Awards

American National grants restricted stock (“RS”) awards to certain executive officers and directors.  The RS award entitles the grantee to full dividend and voting rights.  Each RS award has the value of one share of restricted stock, and vests over ten years from the grant date.  Upon vesting, the RS award is released from forfeiture restrictions.  The compensation cost accrued related to the RS award is included in “Additional paid-in capital” in the consolidated statements of financial position.

The measurement of the equity and compensation cost is based on the fair value of the RS awards.  Fair value of the RS award is estimated as the value of the underlying common stock at the grant date.  The compensation cost is amortized over the vesting period.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk.  Investment income and investment gains and losses from these separate funds accrue directly to the contract holders.  Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of American National.  American National reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from American National’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder.  The assets of these accounts are carried at fair value.  Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated financial statements.

LITIGATION CONTINGENCIES

American National reviews existing litigation matters and potential litigation items with counsel quarterly to determine if any adjustments to reserves for possible losses are necessary.  Reserves for losses are established whenever they are probable and estimable.  American National establishes reserves based on the best estimate of the probable loss.  If no one number within the range of possible losses is more probable than any other, a reserve is recorded based on the lowest amount of the estimated range.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements.  ASU 2010-06 was issued to improve and expand fair value disclosures.  Newly required disclosures are as follows: 1) provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy; 2) provide a reconciliation of purchases, sales, issuance, and settlements of anything valued with a Level 3 method; and 3) provide fair value disclosures for each class of assets and liabilities.  This guidance was effective for interim and annual periods commencing after December 15, 2009, except for the disclosure of the reconciliation of the Level 3 activities, which is effective for annual periods commencing after December 15, 2010.  American National adopted this guidance on January 1, 2010, except for the disclosure of the reconciliation of the Level 3 activities, which was adopted effective January 1, 2011.  American National’s adoption of this guidance did not have a material impact on its consolidated financial statements.

In April 2010, the FASB issued ASU No. 2010-15, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.  For accounting purposes, ASU 2010-15 clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related-party policyholder.  This guidance also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the stand-alone financial statements of the separate account.  ASU 2010-15 was effective for interim and annual periods commencing after December 15, 2010.  American National’s adoption of this guidance did not have a material effect on its consolidated financial statements.

In July 2010, the FASB issued ASU No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.  Additional disclosures are now required that enable readers of the financial statements to understand the nature of the credit risk inherent in the financing receivable portfolio, how the portfolio’s credit risk is analyzed and assessed in order to arrive at the allowance for credit losses for each portfolio, and the changes and underlying reason for the changes in the allowance for credit losses for each portfolio.  Disclosures previously required for financing receivables are now required to be disclosed on a disaggregated basis.  In addition, new disclosures under ASU 2010-20 are required for each financing receivable class including credit quality indicators of financing receivables at the end of the reporting period, aging of past due financing receivables, the nature and extent of troubled debt restructurings that occurred during the reporting period, and within the previous 12 months that defaulted during the reporting period, and significant purchases and sales of financing receivables during the reporting period.  The ASU 2010-20 disclosures required as of the end of a reporting period are effective for interim and annual periods ending on or after December 15, 2010.  Disclosures concerning the activity that occurs during a reporting period are effective for interim and annual periods beginning on or after December 15, 2010.  American National adopted this guidance effective January 1, 2010, except for the disclosure requirements for activities that occur during a reporting period, which was adopted effective January 1, 2011.  American National’s adoption of this guidance did not have a material impact on its consolidated financial statements.

In January 2011, the FASB issued ASU No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.  2010-20.  This update temporarily delays the effective date of the disclosures about troubled debt restructuring required within ASU 2010-20.  The delay was intended to allow the FASB time to complete its deliberations on what constitutes a troubled debt restructuring.  ASU 2011-01 was effective upon issuance.  Accordingly, this update was retrospectively adopted as of December 31, 2010 and did not have a material effect on American National’s consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.  The new guidance clarifies the creditor’s evaluation of whether it has granted a concession and whether a borrower is experiencing financial difficulties.  In addition, the new guidance precludes the creditor from using the effective interest rate test in the borrower’s guidance on restructuring payables when evaluating whether a restructuring constitutes a troubled debt restructuring.  ASU 2011-02 was effective for public companies for interim and annual periods beginning on or after June 15, 2011 and must be applied retrospectively to restructurings occurring on or after the beginning of the year.  American National's adoption of this guidance did not have a material effect on its consolidated financial statements.

Future Adoption of New Accounting Standards

In October 2010, the FASB issued ASU No. 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.  The new guidance redefines the term “acquisition cost” and added the term “incremental direct cost of contract acquisition” to the master glossary.  These changes limit the deferrable cost to those costs that are related directly to the successful acquisition of insurance contracts and those that result directly from and are essential to the contract acquisition and costs that would have not been incurred had the contract acquisition not occurred.  The new guidance also specifies that advertising costs should be deferred only if the capitalization criteria for direct-response advertising are met.  ASU 2010-26 is effective for interim and annual periods, commencing after December 15, 2011.

American National adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption to all prior periods presented in the consolidated financial statements.  Accordingly, upon adoption, DAC asset was reduced by approximately $41,800,000 as a result of acquisition costs previously deferred that are no longer eligible for deferral under the new guidance.  The after-tax cumulative effect adjustment to the opening balance of stockholders’ equity was approximately $24,600,000.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. GAAP and IFRSs.  ASU 2011-04 clarifies the intent of the FASB about the application of existing fair value measurement and disclosure requirements such as: (1) the application of the highest and best use and valuation premise concepts; (2) a requirement specific to measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity; and (3) a requirement to disclose unobservable inputs used in the fair value of an instrument categorized within Level 3 of the fair value hierarchy.  The new guidance also prohibits the use of block premiums and discounts for all fair value measurement, regardless of hierarchy.  In addition, ASU 2011-04 expands the disclosures about fair value measurements.  ASU 2011-04 is effective for interim and annual periods, beginning after December 15, 2011.  American National’s adoption of this guidance on January 1, 2012 did not have a material effect on the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income.  ASU 2011-05 makes the presentation of other comprehensive income (“OCI”) more prominent by giving reporting entities two presentation options.  Reporting entities can present the total net income and total OCI along with their respective components as one continuous statement or as two separate consecutive statements.  The new guidance also eliminates the option to present OCI in the statement of changes in stockholders’ equity.  In addition, the new guidance requires reporting entities to present reclassification adjustments from OCI to net income on the face of the financial statements.  ASU 2011-05 is effective for interim and annual periods, beginning after December 15, 2011.  American National’s adoption of this guidance on January 1, 2012 did not have a material effect on its consolidated financial statements.

In July 2011, the FASB issued ASU No. 2011-06, Fees Paid to the Federal Government by Health Insurers.  ASU 2011-06 addresses questions about how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, which imposes an annual fee on health insurers for each calendar year beginning on or after January 1, 2014.  The new guidance specifies that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year.  The corresponding deferred cost is then amortized to expense using a straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable.  ASU 2011-06 is effective for calendar years beginning after December 31, 2013.  American National’s adoption of this guidance on January 1, 2014 is not expected to have a material effect on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment.  ASU 2011-08 allows an assessment of qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis to determining whether the two-step goodwill impairment test is necessary.  ASU 2011-08 is effective for interim and annual periods beginning after December 15, 2011.  American National’s adoption of this guidance on January 1, 2012 did not have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-10, Derecognition of in Substance Real Estate.  The new guidance clarifies that when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in substance real estate because of a default on the subsidiary’s nonrecourse debt secured by the real estate, the reporting entity should apply the guidance for real estate sales when evaluating the subsidiary for deconsolidation.  ASU 2011-10 is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012.  American National’s adoption of this guidance on January 1, 2013 is not expected to have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities.  The new guidance requires an entity to disclose both gross information and net information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013 and the new disclosure requirements should be applied retrospectively for all periods presented.  American National’s adoption of this guidance on January 1, 2013 is not expected to have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05.  The guidance defers the application of the reclassification adjustment provisions in ASU 2011-05.  ASU 2011-12 is effective for interim and annual periods beginning after December 15, 2011.  American National’s adoption of this guidance on January 1, 2012 did not have a material effect on its consolidated financial statements.

4.  INVESTMENTS IN SECURITIES

The cost or amortized cost and estimated fair value of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

	Year ended December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$13,704	$193	$-	$13,897
States of the U.S. and political subdivisions
of the states	405,526	32,272	(6)	437,792
Foreign governments	29,044	4,978	-	34,022
Corporate debt securities	8,011,901	564,159	(25,316)	8,550,744
Residential mortgage-backed securities	714,659	50,774	(3,986)	761,447
Commercial mortgage-backed securities	31,341	-	(20,158)	11,183
Collateralized debt securities	7,134	-	(1,018)	6,116
Other debt securities	38,663	3,827	-	42,490
Total bonds held-to-maturity	9,251,972	656,203	(50,484)	9,857,691

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	11,930	1,156	-	13,086
States of the U.S. and political subdivisions
of the states	579,008	39,930	(90)	618,848
Foreign governments	5,000	2,435	-	7,435
Corporate debt securities	3,316,083	221,079	(32,016)	3,505,146
Residential mortgage-backed securities	191,832	11,898	(1,009)	202,721
Collateralized debt securities	17,636	1,611	(170)	19,077
Other debt securities	14,121	1,173	-	15,294
Total bonds available-for-sale	4,135,610	279,282	(33,285)	4,381,607

Total fixed maturity securities	13,387,582	935,485	(83,769)	14,239,298

Equity securities
Common stock	679,724	305,269	(16,086)	968,907
Preferred stock	30,955	7,688	(1,470)	37,173
Total equity securities	710,679	312,957	(17,556)	1,006,080
Total investments in securities	$14,098,261	$1,248,442	$(101,325)	$15,245,378

	Year ended December 31, 2010
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$23,117	$288	$-	$23,405
States of the U.S. and political subdivisions
of the states	422,249	7,117	(6,920)	422,446
Foreign governments	29,020	4,910	-	33,930
Corporate debt securities	7,293,501	478,353	(33,077)	7,738,777
Residential mortgage-backed securities	661,516	33,702	(3,398)	691,820
Commercial mortgage-backed securities	31,340	-	(17,758)	13,582
Collateralized debt securities	8,562	80	(327)	8,315
Other debt securities	44,245	3,314	-	47,559
Total bonds held-to-maturity	8,513,550	527,764	(61,480)	8,979,834

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	13,268	643	(4)	13,907
States of the U.S. and political subdivisions
of the states	583,163	15,142	(4,193)	594,112
Foreign governments	5,000	1,967	-	6,967
Corporate debt securities	3,030,671	197,485	(26,587)	3,201,569
Residential mortgage-backed securities	259,560	13,250	(1,417)	271,393
Collateralized debt securities	19,468	1,459	(218)	20,709
Other debt securities	14,187	769	-	14,956
Total bonds available-for-sale	3,925,317	230,715	(32,419)	4,123,613

Total fixed maturity securities	12,438,867	758,479	(93,899)	13,103,447

Equity securities
Common stock	690,245	361,048	(5,405)	1,045,888
Preferred stock	30,420	6,714	(267)	36,867
Total equity securities	720,665	367,762	(5,672)	1,082,755

Total investments in securities	$13,159,532	$1,126,241	$(99,571)	$14,186,202

Actual maturities differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Residential and commercial mortgage-backed securities, which are not due at a single maturity, have been allocated to their respective categories based on the year of final contractual maturity.  The amortized cost and estimated fair value, by contractual maturity of fixed maturity securities are shown below (in thousands):

	December 31, 2011
	Bonds Held-to-Maturity		Bonds Available-for-Sale
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due in one year or less	$712,510	$722,507	$234,961	$238,723
Due after one year through five years	3,479,210	3,704,786	1,858,409	1,961,448
Due after five years through ten years	4,117,947	4,423,573	1,571,387	1,672,439
Due after ten years	936,455	1,003,525	465,853	505,064
Without single maturity date	5,850	3,300	5,000	3,933

Total	$9,251,972	$9,857,691	$4,135,610	$4,381,607
Available-for-sale securities are sold throughout the year for various reasons.  All gains and losses were determined using specific identification of the securities sold.  Proceeds from the sales of these securities, with the realized gains and losses, are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Proceeds from sales of available-for-sale securities	$228,712	$435,293	$265,732
Gross realized gains	70,339	51,248	42,101
Gross realized losses	(1,600)	(3,590)	(11,351)

There were no securities transferred from held-to-maturity to available-for-sale during 2011.

In 2010, securities with amortized costs of $27,811,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness.  An unrealized gain of $71,000 was established at the time of the transfer.  Additionally, during the fourth quarter of 2010, a security with a carrying value of $14,451,000 was sold from held-to-maturity due to evidence of a significant deterioration of the issuers’ creditworthiness.  A realized gain of $303,000 was realized on this sale.

In accordance with various government and state regulations, American National Insurance Company and its wholly-owned insurance subsidiaries had bonds with amortized costs of $50,465,000 at December 31, 2011, on deposit with appropriate regulatory authorities.

Net unrealized gains (losses) on securities

Net unrealized gains (losses) on available-for-sale securities, presented in the stockholders’ equity section of the consolidated statements of financial position, are net of deferred tax expense of $155,751,000,  $164,108,000 and $101,408,000 for 2011, 2010 and 2009, respectively.

The components of the net unrealized gains (losses) on securities during the periods indicated are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Bonds available-for-sale	$47,701	$120,790	$516,229
Equity securities	(66,689)	110,772	230,592
Net unrealized gains (losses) on securities during the year	(18,988)	231,562	746,821
Adjustments for:
DAC	(4,580)	(52,650)	(215,294)
Participating policyholders' interest	(1,772)	(11,315)	(20,215)
Deferred federal income tax benefit (expense)	8,755	(58,591)	(178,625)
Cumulative effect of accounting change - OTTI on fixed
maturity securities, net of tax	-	-	50,411
Net unrealized gains (losses) on securities, net of tax	$(16,585)	$109,006	$383,098

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are shown below (in thousands):

	Year ended December 31, 2011
	Less than 12 months		12 Months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Fixed maturity securities, bonds held-to-maturity
States of the U.S. and political subdivisions
of the states	$-	$-	$6	$264	$6	$264
Corporate debt securities	20,204	680,202	5,112	39,280	25,316	719,482
Residential mortgage-backed securities	227	19,398	3,759	32,653	3,986	52,051
Commercial mortgage-backed securities	-	-	20,158	11,183	20,158	11,183
Collateralized debt securities	8	1,605	1,010	4,511	1,018	6,116
Total bonds held-to-maturity	20,439	701,205	30,045	87,891	50,484	789,096

Fixed maturity securities, bonds available-for-sale
States of the U.S. and political subdivisions
of the states	10	762	80	1,971	90	2,733
Corporate debt securities	12,142	396,761	19,874	85,623	32,016	482,384
Residential mortgage-backed securities	202	25,943	807	9,047	1,009	34,990
Collateralized debt securities	6	704	164	2,770	170	3,474
Total bonds available-for-sale	12,360	424,170	20,925	99,411	33,285	523,581

Total fixed maturity securities	32,799	1,125,375	50,970	187,302	83,769	1,312,677

Equity securities
Common stock	16,086	98,731	-	-	16,086	98,731
Preferred stock	1,470	6,481	-	-	1,470	6,481
Total equity securities	17,556	105,212	-	-	17,556	105,212

Total investments in securities	$50,355	$1,230,587	$50,970	$187,302	$101,325	$1,417,889

	Year ended December 31, 2010
	Less than 12 months		12 Months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Fixed maturity securities, bonds held-to-maturity
States of the U.S. and political subdivisions
of the states	$6,898	$195,634	$22	$878	$6,920	$196,512
Corporate debt securities	22,493	912,554	10,584	128,721	33,077	1,041,275
Residential mortgage-backed securities	579	57,160	2,819	64,798	3,398	121,958
Commercial mortgage-backed securities	-	-	17,758	13,583	17,758	13,583
Collateralized debt securities	-	-	327	5,465	327	5,465
Total bonds held-to-maturity	29,970	1,165,348	31,510	213,445	61,480	1,378,793

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	4	7,040	-	-	4	7,040
States of the U.S. and political subdivisions
of the states	4,193	151,860	-	-	4,193	151,860
Corporate debt securities	8,378	249,240	18,209	159,227	26,587	408,467
Residential mortgage-backed securities	81	26,909	1,336	29,393	1,417	56,302
Collateralized debt securities	-	-	218	4,664	218	4,664
Total bonds available-for-sale	12,656	435,049	19,763	193,284	32,419	628,333

Total fixed maturity securities	42,626	1,600,397	51,273	406,729	93,899	2,007,126

Equity securities
Common stock	3,302	57,781	2,103	37,479	5,405	95,260
Preferred stock	231	6,133	36	4,464	267	10,597
Total equity securities	3,533	63,914	2,139	41,943	5,672	105,857

Total investments in securities	$46,159	$1,664,311	$53,412	$448,672	$99,571	$2,112,983

For all investment securities with an unrealized loss, including those in an unrealized loss position for 12 months or more, American National performs a quarterly analysis to determine if an OTTI loss should be recorded.

Credit Risk Management

Management believes American National’s bond portfolio is diversified and of investment grade.  The bond portfolio distributed by credit quality rating, using both S&P and Moody’s ratings, is shown below:

	December 31,
	2011	2010

AAA	8.1%	10.0%
AA	10.5	10.2
A	38.3	37.0
BBB	38.6	37.2
BB and below	4.5	5.6
Total	100.0%	100.0%

American National’s equity securities by market sector distribution are shown below:

	December 31,
	2011	2010

Consumer goods	21.5%	20.0%
Energy and utilities	17.3	18.0
Financials	17.2	19.2
Information technology	16.9	15.7
Healthcare	11.7	10.0
Industrials	9.0	9.9
Communications	4.2	4.1
Materials	2.1	3.0
Other	0.1	0.1
Total	100.0%	100.0%

5.  MORTGAGE LOANS

American National makes mortgage loans primarily in the commercial sector in areas that offer the potential for property value appreciation.  Generally, mortgage loans are secured by first liens on income-producing real estate.  American National attempts to maintain a diversified portfolio of mortgage loans and real estate properties by considering the property-type as well as the geographic distribution of the property, which is the underlying mortgage collateral or investment property.

Mortgage loans by property-type distribution are as follows:

	December 31,
	2011	2010

Office buildings	30.2%	29.3%
Industrial	24.6	31.5
Shopping centers	19.1	17.3
Hotels and motels	13.4	12.5
Other	12.7	9.4
Total	100.0%	100.0%

Mortgage loans by geographic distribution are as follows:

	December 31,
	2011	2010

West South Central	23.1%	23.0%
South Atlantic	22.9	19.3
East North Central	18.8	20.4
Pacific	11.4	9.4
Mountain	6.7	7.4
East South Central	5.7	6.5
Middle Atlantic	5.4	6.2
West North Central	2.9	4.1
New England	2.5	3.1
Other	0.6	0.6
Total	100.0%	100.0%

Mortgage loans are expected to be repaid from the cash flows or proceeds from the sale of real estate.  American National generally allows a loan-to-collateral-value ratio of up to 75% on newly funded mortgage loans.  As of December 31, 2011, mortgage loans have fixed rates ranging from 4.25% to 12.0%.  The majority of the mortgage loan contracts requires periodic payments of both principal and interest, and has amortization periods of 6 months to 30 years.

During 2011, American National exchanged $25,500,000 mortgage loans for an additional ownership interest in one of its real estate joint venture subsidiaries.  After the exchange transaction, such real estate joint venture subsidiary was consolidated in American National's consolidated financial statement.  Upon consolidation, American National's investment real estate had a noncash-related increase of $28,500,000.  Non-cash transactions during the year ended December 31, 2010 totaled $30,500,000 in foreclosed mortgage loans, which were transferred to investment real estate.

Credit Losses

The amounts of commercial mortgage loans placed on nonaccrual status are shown in the table below (in thousands):

	December 31,
	2011	2010
Commercial mortgages
Office	$8,436	$-
Retail	23,997	3,685
Total	$32,433	$3,685

The age analysis of past due commercial mortgage loans is shown in the table below (in thousands):

	December 31, 2011
	30-59 Days	60-89 Days	Greater Than	Total Past		Total
	Past Due	Past Due	90 Days	Due	Current	Mortgage Loans
Commerical mortgages
Office	$-	$-	$8,436	$8,436	$879,923	$888,359
Industrial	-	-	-	-	721,704	721,704
Retail	13,140	-	10,857	23,997	537,665	561,662
Other	-	-	-	-	765,078	765,078
Total	$13,140	$-	$19,293	$32,433	$2,904,370	2,936,803
Valuation allowance						11,321
Mortgage loans on real estate, net of allowance						$2,925,482

	December 31, 2010
	30-59 Days	60-89 Days	Greater Than	Total Past		Total
	Past Due	Past Due	90 Days	Due	Current	Mortgage Loans
Commerical mortgages
Office	$-	$-	$-	$-	$789,570	$789,570
Industrial	-	-	-	-	845,504	845,504
Retail	8,579	-	3,685	12,264	455,334	467,598
Other	-	-	-	-	591,025	591,025
Total	$8,579	$-	$3,685	$12,264	$2,681,433	2,693,697
Valuation allowance						13,788
Mortgage loans on real estate, net of allowance						$2,679,909

The amounts shown above are net of unamortized discounts of $10,189,000 and $18,512,000 and unamortized origination fees of $12,683,000 and $10,710,000 at December 31, 2011 and 2010, respectively.  No unearned income is included in these amounts.

Allowance for Credit Losses

Loans not evaluated individually for collectibility are segregated by collateral property-type and location and allowance factors are applied.  These factors are developed annually, and reviewed quarterly based on our historical loss experience adjusted for the expected trend in the rate of foreclosure losses. Allowance factors are higher for loans of certain property types and in certain regions based on loss experience or a blended historical loss factor.

The allowance for credit losses and unpaid principal balance in commercial mortgage loans are shown in the table below (in thousands):

	Collectively	Individually
	Evaluated	Evaluated
	for Impairment	for Impairment	Total
Allowance for credit losses
December 31, 2010	$11,395	$2,393	$13,788
Write down	-	(1,900)	(1,900)
Change in allowance	(567)	-	(567)
December 31, 2011	$10,828	$493	$11,321

Unpaid principal balance
December 31, 2011	$2,725,930	$233,745	$2,959,675
December 31, 2010	$2,482,014	$240,905	$2,722,919

The detail of loans individually evaluated for impairment with and without an allowance recorded by collateral property-type is shown in the tables below (in thousands):

	Year ended December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With an allowance recorded
Retail	$-	$493	$493	$-	$-

Without an allowance recorded
Office	$48,833	$48,833	$-	$49,088	$3,506
Industrial	57,261	57,261	-	57,514	3,628
Retail	15,477	15,477	-	15,535	1,514
Other	111,681	111,681	-	111,407	7,546
Total without an allowance recorded	$233,252	$233,252	$-	$233,544	$16,194

	Year ended December 31, 2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With an allowance recorded
Retail	$6,679	$9,072	$2,393	$7,573	$406

Without an allowance recorded
Office	$8,436	$8,436	$-	$8,436	$-
Industrial	119,260	119,260	-	119,285	5,333
Retail	11,735	11,735	-	13,011	1,220
Other	92,402	92,402	-	86,312	5,844
Total without an allowance recorded	$231,833	$231,833	$-	$227,044	$12,397

Credit Quality Indicators

The credit quality of the mortgage loan portfolio is assessed monthly to determine the credit risk of each borrower.  A loan is classified as performing or non-performing based on whether all of the contractual terms of the loan have been met.  Retail loans classified as non-performing amounted to $23,997,000 and $3,685,000 as of December 31, 2011 and 2010, respectively.  Office loans classified as non-performing amounted to $8,436,000 and $0 at December 31, 2011 and 2010, respectively.  All other loans were classified as performing.

During the twelve months ended December 31, 2011, American National sold one industrial loan with a recorded investment of $27,532,000 and realized a gain of $4,968,000.

Troubled Debt Restructurings

American National has a high quality, well performing, mortgage loan portfolio.  For a very small portion of the portfolio, classified as troubled debt restructurings, American National has granted concessions related to the borrowers’ ability to pay the loan.  The types of concessions granted are generally a delay in payment of principal and/or interest, and could involve a reduction of the contractual interest rate, extension of the maturity date, and/or a reduction of interest rate.  American National considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with a troubled debt restructuring.  The carrying value after specific valuation allowance, before and after modification, through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

At December 31, 2011, the number of mortgage loans and recorded investment in troubled debt restructurings were as follows:

Year ended December 31, 2011
		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment

Other	3	$45,366	$45,366

As of December 31, 2011, American National does not have any commitments to lend additional funds to debtors, which owe receivables whose terms have been modified in troubled debt restructurings.  There have been no defaults on modified loans during the preceding twelve months.

6.  INVESTMENT REAL ESTATE

Investment real estate by property-type distribution is as follows:

	December 31,
	2011	2010

Office buildings	22.0%	20.8%
Industrial	16.3	24.1
Shopping centers	41.1	35.6
Hotels and motels	2.1	2.0
Other	18.5	17.5
Total	100.0%	100.0%

Investment real estate by geographic distribution is as follows:

	December 31,
	2011	2010

West South Central	66.1%	61.2%
South Atlantic	11.6	18.4
East North Central	5.2	5.6
Pacific	2.3	2.2
Mountain	6.9	1.3
East South Central	5.2	10.1
West North Central	2.7	1.2
Total	100.0%	100.0%

In the normal course of investment activities, American National and its wholly-owned subsidiaries enter into various real estate partnership and joint venture agreements.  Generally, real estate partnership and joint venture opportunities are presented to American National by a sponsor, with the significant activities being conducted on behalf of the sponsor.  American National participates in the design of these entities, but in most cases, American National’s involvement is limited to financing.  Through analysis performed by American National, some of these partnerships and joint ventures have been determined to be variable interest entities (“VIEs”).  In certain instances, in addition to an economic interest in the entity, American National holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary or consolidator of the entity.  The assets of the consolidated VIEs are restricted and must be used first to settle the liabilities of the VIE.  Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of American National, as American National’s obligation is limited to the amount of its committed investment.

The total assets and liabilities relating to VIEs in which American National is the primary beneficiary and which are consolidated in its financial statements for the periods indicated are as follows (in thousands):

	December 31,
	2011	2010
Investment real estate	$154,878	$156,441
Short-term investments	3,364	1,991
Cash and cash equivalents	5,777	1,164
Accrued investment income	2,299	2,035
Other receivables	11,816	16,524
Other assets	3,870	3,884
Total assets of consolidated VIEs	$182,004	$182,039

Notes payable	$58,894	$60,140
Other liabilities	5,354	3,499
Total liabilities of consolidated VIEs	$64,248	$63,639

For other real estate partnerships and joint ventures in which American National is a partner, the major decisions that most significantly impact the economic activities of the partnership and joint venture require unanimous consent of all partners.  American National is not the primary beneficiary and these entities were not consolidated.  The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which American National holds significant variable interests but is not the primary beneficiary and which have not been consolidated (in thousands):

	December 31,
	2011		2010
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss

Investment in unconsolidated affiliates	$85,509	$85,509	$36,226	$36,226

Financial or other support was not provided to investees designated as VIEs in the form of liquidity arrangements, guarantees, or other commitments by third parties that may affect the fair value or risk of American National’s variable interest in the investees designated as VIEs as of December 31, 2011 and 2010.

7. DERIVATIVE INSTRUMENTS

American National purchases derivative contracts (equity-indexed options) that serve as economic hedges against fluctuations in the equity markets to which equity-indexed annuity products are exposed. Equity-indexed annuities include a fixed host annuity contract and an equity-indexed embedded derivative.  These derivative instruments are not designated as accounting hedges.  The following tables detail the volume, estimated fair value and the gains or losses on derivative instruments (in thousands):

	Location of Asset (liability)	December 31, 2011			December 31, 2010
Derivatives Not Designated	Reported in the Consolidated	Number of Instruments	Notional Amounts	Estimated Fair Value	Number of Instruments	Notional Amounts	Estimated Fair Value
as Hedging Instruments	Statements of Financial Position

Equity-indexed options	Other invested assets	332	$791,900	$65,188	286	$668,800	$66,716
Equity-indexed annuity embedded derivative	Future policy benefits - Annuity	14,338	$653,100	$(63,275)	12,663	$591,100	$(59,644)

	Location of Gains (Losses)	Gains (Losses) Recognized in Income on Derivatives
Derivatives Not Designated	Recognized in the Consolidated	Years Ended December 31,
as Hedging Instruments	Statements of Operations	2011	2010	2009

Equity-indexed options	Net investment income	$(3,666)	$12,208	$4,646
Equity-indexed annuity embedded derivative	Interest credited to policyholders' account balances	7,821	(6,604)	(8,138)

8.  NET INVESTMENT INCOME AND REALIZED INVESTMENT GAINS (LOSSES)

Net investment income, before federal income taxes, is shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Bonds	$695,063	$652,564	$627,236
Equity securities	27,943	25,311	26,415
Mortgage loans	202,055	179,332	141,124
Real estate	107,384	107,929	122,603
Options	(3,666)	12,208	4,646
Other invested assets	42,174	41,058	41,899
	1,070,953	1,018,402	963,923
Investment expenses	(102,788)	(106,487)	(124,146)
Total	$968,165	$911,915	$839,777

Realized investments gains (losses), before federal income taxes, are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Bonds	$14,495	$34,330	$(9,954)
Equity securities	67,671	27,603	37,044
Mortgage loans	4,968	-	-
Real estate	12,033	10,101	1,523
Other invested assets	(105)	(99)	269
	99,062	71,935	28,882
Change in allowances	1,307	7,793	(23,634)
Total	$100,369	$79,728	$5,248

 The OTTI, which are not included in the realized investments gains (losses) above, are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Bonds	$-	$-	$(10,046)
Equity securities	(9,503)	(5,666)	(69,057)
Total	$(9,503)	$(5,666)	$(79,103)

As discussed in Note 2, certain OTTI losses on bonds are bifurcated into two components: credit losses and non-credit losses.  All OTTI recognized on bonds were entirely comprised of credit losses.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount and estimated fair value of financial instruments are shown below (in thousands):

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$13,704	$13,897	$23,117	$23,405
States of the U.S. and political subdivisions
of the states	405,526	437,792	422,249	422,446
Foreign governments	29,044	34,022	29,020	33,930
Corporate debt securities	8,011,901	8,550,744	7,293,501	7,738,777
Residential mortgage-backed securities	714,659	761,447	661,516	691,820
Commercial mortgage-backed securities	31,341	11,183	31,340	13,582
Collateralized debt securities	7,134	6,116	8,562	8,315
Other debt securities	38,663	42,490	44,245	47,559
Total bonds held-to-maturity	9,251,972	9,857,691	8,513,550	8,979,834

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	13,086	13,086	13,907	13,907
States of the U.S. and political subdivisions
of the states	618,848	618,848	594,112	594,112
Foreign governments	7,435	7,435	6,967	6,967
Corporate debt securities	3,505,146	3,505,146	3,201,569	3,201,569
Residential mortgage-backed securities	202,721	202,721	271,393	271,393
Collateralized debt securities	19,077	19,077	20,709	20,709
Other debt securities	15,294	15,294	14,956	14,956
Total bonds available-for-sale	4,381,607	4,381,607	4,123,613	4,123,613

Total fixed maturity securities	13,633,579	14,239,298	12,637,163	13,103,447
Equity securities
Common stock	968,907	968,907	1,045,888	1,045,888
Preferred stock	37,173	37,173	36,867	36,867
Total equity securities	1,006,080	1,006,080	1,082,755	1,082,755
Options	65,188	65,188	66,716	66,716
Mortgage loans on real estate, net of allowance	2,925,482	3,044,375	2,679,909	2,703,674
Policy loans	393,195	393,195	380,505	380,505
Short-term investments	345,330	345,330	486,206	486,206
Separate account assets	747,867	747,867	780,563	780,563
Total financial assets	$19,116,721	$19,841,333	$18,113,817	$18,603,866
Financial liabilities:
Investment contracts	$9,993,804	$9,993,804	$9,047,153	$9,047,153
Liability for embedded derivatives of
equity-indexed annuities	63,275	63,275	59,644	59,644
Notes payable	58,894	58,894	60,140	60,140
Separate account liabilities	747,867	747,867	780,563	780,563
Total financial liabilities	$10,863,840	$10,863,840	$9,947,500	$9,947,500

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability.  A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant.  An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.  The input levels are defined as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities.  American National defines active markets based on average trading volume for equity securities.  The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly.  Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.  Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.  Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

American National has evaluated the types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs.  Based on the results of this evaluation and investment class analysis, each financial instrument was classified into Level 1, 2, or 3 measurements.

American National utilizes a pricing service to estimate fair value measurements for approximately 99.0% of fixed maturity securities.  The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets.  Since fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Additionally, the pricing service uses an option adjusted spread model to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, relevant credit information, perceived market movements and sector news.  The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include:  benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events.  The extent of the use of each market input depends on the asset class and the market conditions.  Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant.  For some securities, additional inputs may be necessary.

American National has reviewed the inputs and methodology used by the pricing service and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security.  The review of the pricing services methodology confirms the service is utilizing information from organized transactions or a technique that represents a market participant’s assumptions.  American National does not adjust quotes received by the pricing service.

The pricing service utilized by American National has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.  If the pricing service discontinues pricing an investment, American National would be required to produce an estimate of fair value using some of the same methodologies as the pricing service, but would have to make assumptions for market-based inputs that are unavailable due to market conditions.

The fair value estimates of most fixed maturity investments including municipal bonds are based on observable market information rather than market quotes.  Accordingly, the estimates of fair value for such fixed maturity securities provided by the pricing service are disclosed as Level 2 measurements.

Additionally, American National holds a small amount of fixed maturity securities that have characteristics that make them unsuitable for matrix pricing.  For these fixed maturity securities, a quote from a broker (typically a market maker) is obtained.  Due to the disclaimers on the quotes that indicate that the price is indicative only, American National includes these fair value estimates in Level 3.  The pricing of certain private placement debt also includes significant non-observable inputs, the internally determined credit rating of the security, and an externally provided credit spread, and these securities are classified as Level 3 measurements.

For public common and preferred stocks, American National receives prices from a nationally recognized pricing service that are based on observable market transactions and these securities are classified as  Level 1 measurements.  For certain preferred stock, current market quotes in active markets are unavailable.  In these instances, American National receives an estimate of fair value from the pricing service that provides fair value estimates for the fixed maturity securities.  The service utilizes some of the same methodologies to price the preferred stocks as it does for the fixed maturity securities.  These estimates for equity securities are disclosed as Level 2 measurements.

Some assets and liabilities do not fit the hierarchical model for determining fair value.  For policy loans, the carrying amount approximates their fair value, because the policy loans cannot be separated from the policy contract.  The carrying value for investment contract liabilities approximates their fair value.  The carrying amount for notes payable approximates their fair value.

The quantitative disclosures regarding fair value hierarchy measurements of the financial instruments are shown below (in thousands):

	Fair Value Measurement as of December 31, 2011 Using:
	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$13,897	$-	$13,897	$-
States of the U.S. and political subdivisions
of the states	437,792	-	437,792	-
Foreign governments	34,022	-	34,022	-
Corporate debt securities	8,550,744	-	8,492,957	57,787
Residential mortgage-backed securities	761,447	-	759,773	1,674
Commercial mortgage-backed securities	11,183	-	-	11,183
Collateralized debt securities	6,116	-	-	6,116
Other debt securities	42,490	-	35,147	7,343
Total bonds held-to-maturity	9,857,691	-	9,773,588	84,103
Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	13,086	-	13,086	-
States of the U.S. and political subdivisions
of the states	618,848	-	616,323	2,525
Foreign governments	7,435	-	7,435	-
Corporate debt securities	3,505,146	-	3,492,113	13,033
Residential mortgage-backed securities	202,721	-	202,715	6
Collateralized debt securities	19,077	-	18,826	251
Other debt securities	15,294	-	15,294	-
Total bonds available-for-sale	4,381,607	-	4,365,792	15,815

Total fixed maturity securities	14,239,298	-	14,139,380	99,918
Equity securities
Common stock	968,907	968,907	-	-
Preferred stock	37,173	37,173	-	-
Total equity securities	1,006,080	1,006,080	-	-
Options	65,188	-	-	65,188
Mortgage loans on real estate	3,044,375	-	3,044,375	-
Short-term investments	345,330	-	345,330	-
Separate account assets	747,867	-	747,867	-
Total financial assets	$19,448,138	$1,006,080	$18,276,952	$165,106
Financial liabilities:
Liability for embedded derivatives of
equity-indexed annuities	$63,275	$-	$-	$63,275
Separate account liabilities	747,867	-	747,867	-
Total financial liabilities	$811,142	$-	$747,867	$63,275

	Fair Value Measurement as of December 31, 2010 Using:
	Total Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and other U.S. government
corporations and agencies	$23,405	$-	$23,405	$-
States of the U.S. and political subdivisions
of the states	422,446	-	422,308	138
Foreign governments	33,930	-	33,930	-
Corporate debt securities	7,738,777	-	7,680,834	57,943
Residential mortgage-backed securities	691,820	-	689,487	2,333
Commercial mortgage-backed securities	13,582	-	13,582	-
Collateralized debt securities	8,315	-	-	8,315
Other debt securities	47,559	-	47,559	-
Total bonds held-to-maturity	8,979,834	-	8,911,105	68,729
Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government
corporations and agencies	13,907	-	13,907	-
States of the U.S. and political subdivisions
of the states	594,112	-	591,587	2,525
Foreign governments	6,967	-	6,967	-
Corporate debt securities	3,201,569	-	3,182,625	18,944
Residential mortgage-backed securities	271,393	-	271,376	17
Collateralized debt securities	20,709	-	20,447	262
Other debt securities	14,956	-	14,956	-
Total bonds available-for-sale	4,123,613	-	4,101,865	21,748

Total fixed maturity securities	13,103,447	-	13,012,970	90,477
Equity securities
Common stock	1,045,888	1,045,888
Preferred stock	36,867	36,867	-	-
Total equity securities	1,082,755	1,082,755	-	-
Options	66,716	-	-	66,716
Mortgage loans on real estate	2,703,674	-	2,703,674	-
Short-term investments	486,206	-	486,206	-
Separate account assets	780,563	-	780,563	-
Total financial assets	$18,223,361	$1,082,755	$16,983,413	$157,193
Financial liabilities:
Liability for embedded derivatives of
equity-indexed annuities	$59,644	$-	$-	$59,644
Separate account liabilities	780,563	-	780,563	-
Total financial liabilities	$840,207	$-	$780,563	$59,644

For financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period, a reconciliation of the beginning and ending balances is shown below at estimated fair value (in thousands):

		Equity-	Liability for
	Investment	Indexed	Embedded
	Securities	Options	Derivatives	Total

Balance at December 31, 2008	$84,199	$6,157	$(6,208)	$84,148
Total realized and unrealized investment gains/losses
Included in other comprehensive income	1,237	-	-	1,237
Net fair value change included in realized gains/losses	416	-	-	416
Net gain (loss) for derivatives included in net investment income	-	5,381	-	5,381
Net change included in interest credited	-	-	(8,138)	(8,138)
Purchases, sales and settlements or maturities
Purchases	1,435	21,263	-	22,698
Sales	(559)	-	-	(559)
Settlements or maturities	(727)	-	-	(727)
Premiums less benefits	-	-	(8,141)	(8,141)
Gross transfers into Level 3	-	-	-	-
Gross transfers out of Level 3	(49,035)	-	-	(49,035)
Balance at December 31, 2009	$36,966	$32,801	$(22,487)	$47,280
Total realized and unrealized investment gains/losses
Included in other comprehensive income	1,461	-	-	1,461
Net fair value change included in realized gains/losses	(289)	-	-	(289)
Net gain (loss) for derivatives included in net investment income	-	9,942	-	9,942
Net change included in interest credited	-	-	(6,604)	(6,604)
Purchases, sales and settlements or maturities
Purchases	65,033	34,709	-	99,742
Sales	(10,000)	-	-	(10,000)
Settlements or maturities	(2,362)	(10,736)	-	(13,098)
Premiums less benefits	-	-	(30,553)	(30,553)
Gross transfers into Level 3	5,913	-	-	5,913
Gross transfers out of Level 3	(6,245)	-	-	(6,245)
Balance at December 31, 2010	$90,477	$66,716	$(59,644)	$97,549
Total realized and unrealized investment gains/losses
Included in other comprehensive income	1,798	-	-	1,798
Net fair value change included in realized gains/losses	(2,694)	-	-	(2,694)
Net gain (loss) for derivatives included in net investment income	-	(9,199)	-	(9,199)
Net change included in interest credited	-	-	7,821	7,821
Purchases, sales and settlements or maturities
Purchases	22	17,122	-	17,144
Sales	(1,821)	-	-	(1,821)
Settlements or maturities	(13,260)	(9,451)	-	(22,711)
Premiums less benefits	-	-	(11,452)	(11,452)
Gross transfers into Level 3	27,052	-	-	27,052
Gross transfers out of Level 3	(1,656)	-	-	(1,656)
Balance at December 31, 2011	$99,918	$65,188	$(63,275)	$101,831

Within the net gain (loss) for derivatives included in net investment income were an unrealized loss of $12,613,000 and an unrealized gain of $5,125,000 relating to assets still held at December 31, 2011 and 2010, respectively.

The transfers into Level 3 were the result of existing securities no longer being priced by the third-party pricing service at the end of the period.  In accordance with American National’s pricing methodology, these securities are being valued using similar techniques as the pricing service; however, the service-developed data is used in the process, which results in unobservable inputs and a corresponding transfer into Level 3.

The transfers out of Level 3 were securities being priced by a third-party service at the end of the period, using inputs that are observable or derived from market data, which resulted in classification of these assets as Level 2.  There were no transfers between Level 1 and Level 2 fair value hierarchies.

10. DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums are shown below (in thousands):

			Accident	Property &
	Life	Annuity	& Health	Casualty	Total
Balance at January 1, 2009	$712,250	$557,058	$74,870	$138,486	$1,482,664
Additions	77,161	126,769	16,729	256,758	477,417
Amortization	(78,697)	(64,756)	(21,746)	(248,607)	(413,806)
Effect of change in unrealized gains
on available-for-sale securities	(38,651)	(176,643)	-	-	(215,294)
Net change	(40,187)	(114,630)	(5,017)	8,151	(151,683)
Balance at December 31, 2009	672,063	442,428	69,853	146,637	1,330,981
Additions	80,789	117,090	18,087	265,634	481,600
Amortization	(78,826)	(72,521)	(22,973)	(267,185)	(441,505)
Effect of change in unrealized gains
on available-for-sale securities	(12,649)	(40,001)	-	-	(52,650)
Net change	(10,686)	4,568	(4,886)	(1,551)	(12,555)
Balance at December 31, 2010	661,377	446,996	64,967	145,086	1,318,426
Additions	79,653	118,011	11,893	273,023	482,580
Amortization	(75,876)	(88,457)	(21,037)	(256,103)	(441,473)
Effect of change in unrealized gains
on available-for-sale securities	2,554	(7,134)	-	-	(4,580)
Net change	6,331	22,420	(9,144)	16,920	36,527
Balance at December 31, 2011	$667,708	$469,416	$55,823	$162,006	$1,354,953

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.  All amounts for the present value of future profits resulting from the acquisition of life insurance portfolios have been accounted for in accordance with the relevant accounting literature and are immaterial in all periods presented.

11.  LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

American National establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance.  Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of expected benefit payments reduced by the present value of expected premiums.  Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards.  Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability termination, investment return, inflation, expenses and other contingent events as appropriate to the respective product type.  Utilizing these assumptions, liabilities are established on a block of business basis.

Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected net premiums.  Assumptions as to mortality and persistency are based upon American National’s experience when the basis of the liability is established.  Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0%.

Future policy benefit liabilities for acquired participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%) and mortality rates guaranteed in calculating the cash surrender values described in such contracts; and (ii) the liability for terminal dividends.  Participating business represented approximately 9.5% of American National’s life insurance in-force at December 31, 2011.

Future policy benefit liabilities for individual fixed deferred annuities after annuitization and single premium immediate annuities are equal to the present value of expected future payments.  The interest rate used in establishing such liabilities range from 3.0% to 5.6% for all policies in-force.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation.  Interest rates used in establishing such liabilities range from 3.5% to 8.0%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.  Interest rates used in establishing such liabilities range from 3.0% to 7.5%.

Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. American National regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk.  The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor’s experience.  The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

American National periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience.  Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses.  The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts.  Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1.0% to 8.0% (some annuities also offer a first year bonus ranging from 2.0% to 5.5%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

12.	LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The liability for unpaid claims and claim adjustment expenses (“CAE”) for accident and health, and property and casualty insurance is included in the liability for policy and contract claims in the consolidated statements of financial position and represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported.  Liability for unpaid claims and CAE are estimated based upon American National’s historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation.  The effects of changes in such estimated liability are included in the consolidated results of operations in the period in which the changes occur.

Activities in the liability for unpaid claims and CAE (“claims”) are shown below (in thousands):

	2011	2010	2009

Balance at January 1	$1,210,126	$1,214,996	$1,310,777
Less reinsurance recoverables	222,635	252,502	360,040
Net beginning balance	987,491	962,494	950,737
Incurred related to:
Current	1,119,839	1,205,391	1,189,680
Prior years	(82,523)	(92,366)	(29,810)
Total incurred claims	1,037,316	1,113,025	1,159,870
Paid claims related to:
Current	712,179	741,988	739,400
Prior years	367,543	346,040	408,713
Total paid claims	1,079,722	1,088,028	1,148,113
Net balance	945,085	987,491	962,494
Plus reinsurance recoverables	235,174	222,635	252,502
Unpaid claims balance at December 31	$1,180,259	$1,210,126	$1,214,996

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

The potential uncertainty caused by volatility in loss development profiles is adjusted through the selection of loss development factor patterns for each line of insurance.  The net and gross reserve calculations have shown favorable development for the last several years as a result of favorable loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses in prior years.  Estimates for ultimate incurred claims and CAE attributable to insured events of prior years decreased by approximately $82,523,000 in 2011, $92,366,000 in 2010 and $29,810,000 in 2009.

Incurred but not reported (“IBNR”) claims for life policies are estimated using historical claims information.  We analyze our claims data annually and develop an average IBNR factor, which is applied to paid claims in the current period to reflect estimated claims for which the deaths are not reported until a subsequent period.  In addition, we make an estimate for additional reserves whenever new information becomes available.  Adjustments in IBNR reserves, if any, are reflected in the results of operations during the period when such adjustments are made.  In the fourth quarter of 2011, American National modified its claims processing procedures to utilize data available in the U.S. Social Security Death Master File.  This change was applied on a nationwide basis and resulted in an increase in the IBNR life claims reserve of $26,596,000 as of December 31, 2011.

13.  REINSURANCE

American National reinsures portions of certain life insurance policies, thereby providing a greater diversification of risk and managing exposure on larger risks.  For the issue ages zero to sixty-five, the maximum amount that would be retained by one life insurance company (American National) would be $1,500,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,975,000).  If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life could be $3,225,000.  For the issue ages sixty-six and over, the maximum amount that would be retained by one life insurance company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000).  If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life could be $2,425,000.

For the Property and Casualty segment, American National retains the first $1,000,000 of loss per risk. Reinsurance then covers the next $5,000,000 of property and liability losses per risk.  Additional excess property per risk coverage is purchased to cover risks up to $15,000,000, and excess casualty clash coverage is maintained to cover losses up to $50,000,000.  Excess casualty clash covers losses incurred as a result of one casualty event involving multiple policies, excess policy limits, and excess contractual obligations.  Corporate catastrophe coverage is also in place for up to a $500,000,000 event with an additional $50,000,000 for non-California earthquake events.  Catastrophe aggregate reinsurance coverage is also purchased.  This cover provides for $30,000,000 of coverage after $90,000,000 of aggregated catastrophe losses has been reached.  The first $10,000,000 of each catastrophe loss contributes to the $90,000,000 aggregation of losses.  The catastrophe aggregate reinsurance coverage for 2011 was placed at 63.6%.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the reinsurer were to be unable to meet their obligations under any reinsurance treaties.  American National had amounts receivable from reinsurers totaling $405,033,000 and $355,188,000 at December 31, 2011 and 2010, respectively.  Of these amounts, $3,107,000 is the subject of litigation or is in dispute with the reinsurers involved.  Management believes that any dispute that may arise would not have a material impact on American National’s consolidated financial statements.

The amounts in the consolidated financial statements include the impact of reinsurance.  Information regarding the effect of reinsurance is shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Direct premiums	$1,978,910	$2,095,911	$2,121,061
Reinsurance premiums assumed from other companies	150,130	114,855	192,163
Reinsurance premiums ceded to other companies	(380,428)	(332,858)	(339,200)
Net premiums	$1,748,612	$1,877,908	$1,974,024

Life insurance in-force and related reinsurance amounts are shown below (in thousands):

	December 31,
	2011	2010	2009

Direct life insurance in-force	$69,912,598	$69,318,974	$68,584,383
Reinsurance risks assumed from other companies	244,028	479,528	863,867
Total life insurance in-force	70,156,626	69,798,502	69,448,250
Reinsurance risks ceded to other companies	(31,659,740)	(31,616,049)	(31,347,876)
Net life insurance in-force	$38,496,886	$38,182,453	$38,100,374

14.  NOTES PAYABLE

American National’s real estate holding subsidiaries are partners in certain joint ventures determined to be VIEs that are consolidated in American National’s consolidated financial statements.  The real estate owned through the respective ventures secures notes payable, and American National’s liability for these notes is limited to the amount of its investment in the respective ventures, which totaled $17,959,000 and $21,224,000 at December 31, 2011 and 2010, respectively.  At December 31, 2011, the current portion and the long-term portion of the notes payable to third-party lenders associated with these consolidated VIEs were $46,387,000 and $12,507,000, respectively.  At December 31, 2010, the current portion and long-term portion of the notes payable to third-party lenders associated with these consolidated VIEs were $47,632,000 and $12,508,000, respectively.  The average interest rate on the current portion of the notes payable was 4.25% and 2.75% in 2011 and 2010, respectively.  The long-term portion of the notes payable have interest rates equivalent to adjusted LIBOR plus 1.00% and 2.50% margins.  The average interest rate on the long-term portion of the notes payable was 4.63% and 4.63% in 2011 and 2010, respectively, and will mature in 2016 and 2049.

15.  FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate.  A reconciliation of the effective tax rate to the statutory federal income tax rate is shown below (in thousands, except percentages):

	Years ended December 31,
	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate

Income tax expense on pre-tax income	$88,799	35.0%	$70,918	35.0%	$(3,592)	35.0%
Tax-exempt investment income	(8,071)	(3.2)	(8,852)	(4.4)	(9,336)	91.0
Dividend exclusion	(5,891)	(2.3)	(5,173)	(2.6)	(8,422)	82.0
Miscellaneous tax credits, net	(7,997)	(3.2)	(7,715)	(3.8)	(6,963)	67.8
Other items, net	(6,064)	(2.3)	6,030	3.0	(2,715)	26.5
Total	$60,776	24.0%	$55,208	27.2%	$(31,028)	302.3%

The tax effects of temporary differences that gave rise to the deferred tax assets and liabilities are shown below (in thousands):

	December 31,
	2011	2010
DEFERRED TAX ASSETS:
Investments, principally due to impairment losses	$87,518	$106,445
Investment in real estate and other invested assets
principally due to investment valuation allowances	8,620	9,237
Policyholder funds, principally due to policy reserve discount	235,827	230,496
Policyholder funds, principally due to unearned premium reserve	31,230	31,840
Non-qualified pension	28,503	29,345
Participating policyholders' surplus	35,036	31,180
Pension	63,597	37,759
Commissions and other expenses	8,165	14,085
Tax carryforwards	32,218	26,599
Other assets	7,089	-
Gross deferred tax assets	537,803	516,986

DEFERRED TAX LIABILITIES:
Available-for-sale securities, principally due to net unrealized gains	(189,194)	(195,840)
Investment in bonds, principally due to accrual of discount on bonds	(11,774)	(16,639)
Deferred policy acquisition costs, due to difference between GAAP
and tax amortization methods	(362,308)	(350,981)
Property, plant and equipment, principally due to difference between
GAAP and tax depreciation methods	(7,010)	(5,668)
Other liabilities	-	(1,595)
Gross deferred tax liabilities	(570,286)	(570,723)
Total net deferred tax liability	$(32,483)	$(53,737)

Management believes that a sufficient level of taxable income will be achieved to utilize the deferred tax assets of the companies in the consolidated federal tax return; therefore, no valuation allowance was recorded as of December 31, 2011 or December 31, 2010.  However, if not utilized beforehand, approximately $32,218,000 in ordinary loss tax carryforwards will expire at the end of tax year 2031.

American National maintained a reserve for unrecognized tax benefits in 2008.  The reserve was removed during 2009 because the tax was fully settled.  The reserve was included in the “Other Liabilities” line in the consolidated statements of financial position.  The change in the reserve is shown below (in thousands):

	Years ended December 31,
	2011	2010	2009
Uncertain tax positions
Balance at beginning of year	$-	$-	$1,054
Settlements during the year	-	-	(1,054)
Balance at end of year	$-	$-	$-

American National recognizes interest and penalties related to uncertain tax positions.  Interest and penalties are included in the “Other operating expenses” line in the consolidated statements of operations.  However, no interest expense was incurred as of December 31, 2011, December 31, 2010 or December 31, 2009.  In addition, no provision for penalties was established for uncertain tax positions.
Management does not believe that there are any uncertain tax benefits that could be recognized within the next twelve months that would decrease American National’s effective tax rate.

The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service (“IRS”) for years 2006 to 2010 either has been extended or has not expired.  In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld.

Approximately $54,620,000 and $33,894,000 in net federal income taxes were paid to the IRS in 2011 and 2010, respectively.  The IRS refunded federal income taxes netting to approximately $46,818,000 in 2009.

16.  COMPONENTS OF COMPREHENSIVE INCOME (LOSS)

The details on the unrealized gains and losses included in comprehensive income (loss), and the related tax effects thereon, are shown below (in thousands):

	Before Federal Income Tax	Federal Income Tax	Net of Federal Income Tax
December 31, 2011
Unrealized holding gains (losses) during the period	$40,644	$14,225	$26,419
Reclassification adjustment for net (gains) losses realized in net income	(59,632)	(20,871)	(38,761)
Unrealized gains (losses) on securities	(18,988)	(6,646)	(12,342)
Adjustment to deferred policy acquisition costs	(4,580)	(1,489)	(3,091)
Unrealized (gains) losses on securities attributable to participating policyholders' interest	(1,772)	(620)	(1,152)
Net unrealized gain (loss)	$(25,340)	$(8,755)	$(16,585)

December 31, 2010
Unrealized holding gains (losses) during the period	$279,566	$97,815	$181,751
Reclassification adjustment for net (gains) losses realized in net income	(48,004)	(16,836)	(31,168)
Unrealized gains (losses) on securities	231,562	80,979	150,583
Adjustment to deferred policy acquisition costs	(52,650)	(18,428)	(34,222)
Unrealized (gains) losses on securities attributable to participating policyholders' interest	(11,315)	(3,960)	(7,355)

Net unrealized gain (loss)	$167,597	$58,591	$109,006

December 31, 2009
Unrealized holding gains (losses) during the period	$699,318	$244,558	$454,760
Reclassification adjustment for net (gains) losses realized in net income	47,503	16,494	31,009
Unrealized gains (losses) on securities	746,821	261,052	485,769
Adjustment to deferred policy acquisition costs	(215,294)	(75,352)	(139,942)
Unrealized (gains) losses on securities attributable to participating policyholders' interest	(20,215)	(7,075)	(13,140)
Cumulative effect of accounting change	77,555	27,144	50,411
Net unrealized gain (loss)	$588,867	$205,769	$383,098

17.	STOCKHOLDERS’ EQUITY AND NONCONTROLLING INTERESTS

Common stock

American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares.  The amounts outstanding at the dates indicated are shown below:

	December 31,
	2011	2010	2009
Common stock
Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	(4,011,165)	(4,011,472)	(4,012,283)
Restricted shares	(261,334)	(261,334)	(261,334)
Unrestricted outstanding shares	26,559,950	26,559,643	26,558,832

Stock-based compensation

American National has one stock-based compensation plan, which allows for grants of Non-Qualified Stock Options, Stock Appreciation Rights (“SAR”), Restricted Stock (“RS”) Awards, Restricted Stock Units (“RSU”), Performance Awards, Incentive Awards or any combination of these.  The number of shares available for grants under the plan cannot exceed 2,900,000 shares, and no more than 200,000 shares may be granted to any one individual in any calendar year.

RS Awards entitle the participant to full dividend and voting rights.  Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances.  Compensation expense is recognized over the vesting period.  The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder.  Restricted stock has been granted, with a total of 340,334 shares granted at an exercise price of zero, of which 261,334 shares are unvested.  The compensation expense recorded was $2,688,000 in 2011, $2,695,000 in 2010 and $3,733,000 in 2009.

The SARs give the holder the right to cash compensation based on the difference between the price of a share of stock on grant date and the price on the exercise date.  The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period.  American National uses the Black-Scholes option pricing model to calculate the fair value and compensation expense for SARs.  The fair value of the SARs was $10,000 and $17,000 at December 31, 2011 and 2010, respectively.  A credit to compensation expense was recorded totaling $7,000 in 2011 and $1,388,000 in 2010 while a charge to compensation expense of $1,997,000 was recorded in 2009.

RSUs are awarded as part of American National’s incentive compensation plan.  In 2011, RSUs were also awarded as part of the Board of Directors compensation.  The RSUs are converted to American National’s common stock on a one-for-one basis subject to a two-year cliff or three-year graded vesting requirement, depending on the grant date.  These awards result in compensation expense to American National over the vesting period.  Compensation expense was recorded totaling $1,873,000 and $520,000 for the years ended December 31, 2011 and 2010, respectively.

SAR, RS and RSU information for the periods indicated is shown below:

	SAR Shares	SAR Weighted-Average Grant Date Fair Value	RS Shares	RS Weighted-Average Grant Date Fair Value	RS Units	RSU Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2009	189,532	$107.44	339,001	$92.60	-	$-
Granted	2,999	66.76	1,333	40.85	-	-
Exercised	(18,184)	92.50	(79,000)	57.39	-	-
Forfeited	(12,898)	105.46	-	-	-	-
Outstanding at December 31, 2009	161,449	108.53	261,334	102.98	-	-
Granted	2,411	109.62	-	-	10,230	109.29
Exercised	(9,533)	95.08	-	-	(811)	109.29
Forfeited	(7,100)	113.55	-	-	-	-
Expired	(2,500)	90.86	-	-	-	-
Outstanding at December 31, 2010	144,727	109.40	261,334	102.98	9,419	109.29
Granted	-	-	-	-	61,481	79.63
Exercised	(133)	66.76	-	-	(480)	79.63
Forfeited	(4,358)	115.63	-	-	(854)	86.47
Expired	(13,467)	101.39	-	-	-	-
Outstanding at December 31, 2011	126,769	110.08	261,334	102.98	69,566	83.56

The weighted-average contractual remaining life for the 126,769 SAR shares outstanding as of December 31, 2011, is 1.6 years.  The weighted-average exercise price, which is the same with the weighted-average grant date fair value above, for these shares is $110.08 per share.  Of the shares outstanding, 91,855 are exercisable at a weighted-average exercise price of $108.94 per share.

The weighted-average contractual remaining life for the 261,334 RS shares outstanding as of December 31, 2011, is 5.2 years.  The weighted-average price at the date of grant for these shares is $102.98 per share.  None of the shares outstanding were exercisable.

The weighted-average contractual remaining life for the 69,566 RSUs authorized as of December 31, 2011, is 2.1 years.  The weighted-average price at the date of grant for these units is $83.56 per share. None of the authorized units were exercisable.

Earnings (loss) per share

Basic earnings (losses) per share were calculated using a weighted-average number of shares outstanding of 26,559,886 at December 31, 2011, 26,559,035 at December 31, 2010 and 26,528,832 for 2009.  The Restricted Stock resulted in diluted earnings per share as follows for 2011, 2010 and 2009.

	Years ended December 31,
	2011	2010	2009

Weighted average shares outstanding	26,559,886	26,559,035	26,528,832
Incremental shares from restricted stock	153,332	128,123	68,644
Total shares for diluted calculations	26,713,218	26,687,158	26,597,476

Net income (loss) from continuing operations attributable to
American National Insurance Company and Subsidiaries	$192,248,000	$145,301,000	$17,006,000
Net income (loss) from discontinued operations	-	(1,275,000)	(1,381,000)
Net income (loss) attributable to American National
Insurance Company and Subsidiaries	$192,248,000	$144,026,000	$15,625,000

Basic earnings (loss) per share from continued operations	$7.24	$5.47	$0.64
Basic earnings (loss) per share from discontinued operations	-	(0.05)	(0.05)

Basic earnings (loss) per share	$7.24	$5.42	$0.59

Diluted earnings (loss) per share from continued operations	$7.20	$5.45	$0.64
Diluted earnings (loss) per share from discontinued operations	-	(0.05)	(0.05)

Diluted earnings (loss) per share	$7.20	$5.40	$0.59

Dividends

American National Insurance Company’s payment of dividends to stockholders is restricted by statutory regulations.  The restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to the greater of statutory net gain from operations on an annual, non-cumulative basis, or 10% of statutory surplus. Additionally, insurance companies are not permitted to distribute the excess of stockholders’ equity, as determined on a GAAP basis over that determined on a statutory basis.  At December 31, 2011 and 2010 American National Insurance Company’s statutory capital and surplus was $2,000,551,000 and $1,954,149,000, respectively.

The same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National’s insurance subsidiaries.  Dividends received by the parent company from its non-insurance subsidiaries amounted to zero in 2011, $13,803,000 in 2010, and $5,000,000 in 2009.

At December 31, 2011, approximately $1,436,489,000 of American National’s consolidated stockholders’ equity represents net assets of its insurance subsidiaries, compared to approximately $1,396,736,000 at December 31, 2010.  Any transfer of these net assets to American National Insurance Company would be subject to statutory restrictions and approval.

Noncontrolling interests

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders.  County Mutual has a management agreement that effectively gives complete control of County Mutual to American National.  As a result, County Mutual is included in the consolidated financial statements of American National.  The interests that the policyholders of County Mutual have in the financial position of County Mutual are reflected as noncontrolling interest totaling $6,750,000 at December 31, 2011 and 2010.

American National’s wholly-owned subsidiary, ANTAC, Inc., is a partner in various joint ventures.  ANTAC exercises significant control or ownership of certain of these joint ventures, resulting in their consolidation into the American National consolidated financial statements.  As a result of the consolidation, the interest of the other partners of the joint ventures is shown as noncontrolling interests.  Noncontrolling interests were a net liability of $6,197,000 in 2011 and a deficit of $2,708,000 in 2010.

In 2011, American National increased its ownership interest with one of its consolidated joint ventures.  The effect of the change in ownership interest on American National’s equity is as shown below (in thousands):

	December 31,
	2011	2010	2009

Net Income attrubtable to American National	$192,248	$144,026	$15,625

Transfers to the noncontrolling interest
Decrease in American National's paid-in capital
for purchase of 18% additional interest	(19,733)	-	-
Decrease in American National's retained earnings
for purchase of 18% additional interest	(3,326)	-	-

Net transfers to noncontrolling interest	(23,059)	-	-

Change from net income attributable to American National
and transfers to noncontrolling interest	$169,189	$144,026	$15,625

18.  SEGMENT INFORMATION

American National is engaged principally in the insurance business.  Management organizes the business into five operating segments:

•
The Life segment markets whole, term, universal, indexed and variable life insurance on a national basis primarily through career and multiple-line agents, as well as through direct marketing channels.

•
The Annuity segment offers fixed, indexed, and variable annuity products.  These products are primarily sold through independent agents, brokers, and financial institutions, along with multiple-line and career agents.

•
The Health segment’s primary lines of business are Medicare Supplement, stop loss, other supplemental health products and credit disability insurance.  Health products are typically distributed through independent agents and managing general underwriters.

•	The Property and Casualty segment writes personal, commercial and credit-related property insurance. These products are primarily sold through multiple-line agents and independent agents.

•	The Corporate and Other business segment consists of net investment income on the investments not allocated to the insurance segments and the operations of non-insurance lines of business.

The accounting policies of the segments are the same as those referred to in Note 2.  Many of the principal factors that drive the profitability of each operating segment are separate and distinct.  All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate operating segment.  Income and expenses not specifically attributable to policy transactions are allocated to each segment as follows:

•	Recurring income from bonds and mortgage loans is allocated based on the funds accumulated by each line of business at the average yield available from these assets.

•
Net investment income from all other assets is allocated to the insurance segments in accordance with the amount of equity allocated to each segment, with the remainder recorded in the Corporate and Other business segment.

•	Expenses are allocated based upon various factors, including premium and commission ratios within the respective operating segments.

•	Realized gains or losses on investments and equity in earnings of unconsolidated affiliates are allocated to the Corporate and Other business segment.

Beginning in 2011, American National discontinued the allocation of a “default charge” to its segments to improve the comparability for measuring business results between segments and between periods.  This default charge represented compensation to the Corporate and Other business segment for the risk it assumed for realized investment losses through a charge to the insurance segments.  Allocation of such charge was reducing the amount of net investment income allocated to those insurance segments.  Net investment income of each business segment in the prior year was reclassified to be comparable with the current year’s measurement basis.

Segment operating income provides pertinent and advantageous information to investors, as it represents the basis on which American National’s business performance is internally assessed by its chief operating decision makers.

The following tables summarize results of operations by operating segments (in thousands):

	Year ended December 31, 2011
	Life	Annuity	Health	Property & Casualty	Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$277,724	$94,753	$231,793	$1,144,342	$-	$1,748,612
Other policy revenues	174,406	15,088	-	-	-	189,494
Net investment income	238,275	577,707	13,413	72,071	66,699	968,165
Other income	3,301	250	13,356	6,003	2,980	25,890
Total operating revenues	693,706	687,798	258,562	1,222,416	69,679	2,932,161
Realized gains (losses) on investments	-	-	-	-	90,866	90,866
Total premiums and other revenues	693,706	687,798	258,562	1,222,416	160,545	3,023,027

Benefits, Losses and Expenses:
Policyholder benefits	344,328	135,735	-	-	-	480,063
Claims incurred	-	-	159,289	873,208	-	1,032,497
Interest credited to policyholders' account balances	60,494	344,589	-	-	-	405,083
Commissions for acquiring and servicing policies	88,300	94,851	25,808	221,351	-	430,310
Other operating expenses	173,619	72,325	47,169	124,336	45,021	462,470
Change in deferred policy acquisition costs	(3,777)	(29,554)	9,144	(16,920)	-	(41,107)
Total benefits, losses and expenses	662,964	617,946	241,410	1,201,975	45,021	2,769,316

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates

	$30,742	$69,852	$17,152	$20,441	$115,524	$253,711

Selected Data
Total Assets	$5,112,799	$11,592,318	$520,582	$2,295,493	$3,003,064	$22,524,256

	Year ended December 31, 2010
	Life	Annuity	Health	Property & Casualty	Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$282,160	$174,193	$263,294	$1,158,261	$-	$1,877,908
Other policy revenues	170,729	15,076	-	-	-	185,805
Net investment income	234,905	535,581	15,492	72,620	53,317	911,915
Other income	3,547	607	10,384	5,778	3,175	23,491
Total operating revenues	691,341	725,457	289,170	1,236,659	56,492	2,999,119
Realized gains (losses) on investments	-	-	-	-	74,062	74,062
Total premiums and other revenues	691,341	725,457	289,170	1,236,659	130,554	3,073,181

Benefits, Losses and Expenses:
Policyholder benefits	294,177	205,948	-	-	-	500,125
Claims incurred	-	-	184,554	923,736	-	1,108,290
Interest credited to policyholders' account balances	59,149	333,970	-	-	-	393,119
Commissions for acquiring and servicing policies	91,165	95,701	35,263	224,334	-	446,463
Other operating expenses	178,619	71,298	49,634	124,410	38,695	462,656
Change in deferred policy acquisition costs	(1,963)	(44,569)	4,886	1,551	-	(40,095)
Total benefits, losses and expenses	621,147	662,348	274,337	1,274,031	38,695	2,870,558

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates

	$70,194	$63,109	$14,833	$(37,372)	$91,859	$202,623

Selected Data
Total Assets	$4,968,385	$10,672,524	$558,970	$2,439,349	$2,808,969	$21,448,198

	Year ended December 31, 2009
	Life	Annuity	Health	Property & Casualty	Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$284,530	$220,284	$309,701	$1,159,509	$-	$1,974,024
Other policy revenues	164,748	14,756	-	-	-	179,504
Net investment income	233,505	471,192	16,564	71,368	47,148	839,777
Other income	2,720	373	10,382	5,112	2,704	21,291
Total operating revenues	685,503	706,605	336,647	1,235,989	49,852	3,014,596
Realized gains (losses) on investments	-	-	-	-	(73,855)	(73,855)
Total premiums and other revenues	685,503	706,605	336,647	1,235,989	(24,003)	2,940,741

Benefits, Losses and Expenses:
Policyholder benefits	297,719	249,709	-	-	-	547,428
Claims incurred	-	-	239,407	923,064	-	1,162,471
Interest credited to policyholders' account balances	58,983	311,580	-	-	-	370,563
Commissions for acquiring and servicing policies	91,968	107,053	51,717	207,251	-	457,989
Other operating expenses	185,048	63,497	62,134	124,266	41,220	476,165
Change in deferred policy acquisition costs	1,536	(62,013)	5,017	(8,151)	-	(63,611)
Total benefits, losses and expenses	635,254	669,826	358,275	1,246,430	41,220	2,951,005

Income (loss) from continuing operations before federal income taxes, and equity in losses of unconsolidated affiliates

	$50,249	$36,779	$(21,628)	$(10,441)	$(65,223)	$(10,264)

Selected Data
Total Assets	$4,875,165	$9,683,972	$613,539	$2,066,477	$2,910,354	$20,149,507

19.  PENSION AND POSTRETIREMENT BENEFITS

Pension benefits

American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan, one inactive plan and three nonqualified defined benefit pension plans.  The active plan has three separate noncontributory programs.  One of the programs covers Career Sales and Service Division agents and managers.  The other two programs cover salaried and management employees and corporate clerical employees subject to a collective bargaining agreement.  The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement.  The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997.  Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.  American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

Amounts recognized in the consolidated statements of financial position consist of (in thousands):

	2011	2010
Reconciliation of benefit obligation:
Obligation at January 1,	$395,173	$360,374
Service cost benefits earned during period	14,082	12,937
Interest cost on projected benefit obligation	21,260	20,884
Actuarial gain	73,671	17,652
Benefits paid	(22,752)	(16,674)
Obligation at December 31,	481,434	395,173
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1,	212,807	184,500
Actual return on plan assets	5,365	20,559
Employer contributions	34,547	24,422
Benefits paid	(22,752)	(16,674)
Fair value of plan assets at December 31,	229,967	212,807
Funded status at December 31,	$(251,467)	$(182,366)

The components of the combined net periodic benefit cost for the defined benefit pension plans are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Service cost	$14,082	$12,937	$11,163
Interest cost	21,260	20,884	20,319
Expected return on plan assets	(17,152)	(15,637)	(13,736)
Amortization of prior service cost	-	2,324	3,469
Amortization of net gain	8,609	7,713	9,134
Net periodic benefit cost	$26,799	$28,221	$30,349

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income (loss) are shown below (in thousands):

	Years ended December 31,
	2011	2010	2009

Prior service cost	$-	$2,324	$3,469
Net actuarial gain (loss)	(76,849)	(4,969)	4,909
Deferred tax benefit (expense)	26,897	926	(2,932)
Other comprehensive income (loss), net of tax	$(49,952)	$(1,719)	$5,446

The estimated net loss and prior service cost for the plan that will be amortized out of accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $16,910,000 and $0, respectively.  Amounts recognized as a component of accumulated other comprehensive income (loss) that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans, are shown below (in thousands):

	Years ended December 31,
	2011	2010

Net actuarial loss	$(177,669)	$(100,820)
Deferred tax benefit	62,184	35,287
Amounts included in accumulated other comprehensive income (loss)	$(115,485)	$(65,533)

The weighted average assumptions used in the measurement of American National's benefit obligation are shown below:

	Used for Net	Used for Benefit
	Benefit Cost in Fiscal Year	Obligations
	1/1/2011 to 12/31/2011	as of 12/31/2011

Discount rate	5.34%	4.19%
Rate of compensation increase	3.78	3.74
Long-term rate of return	7.65	7.67

American National’s funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974.  The unfunded plans will be funded out of general corporate assets when necessary.  American National contributed $34,547,000, $24,422,000, and $24,929,000 to the qualified pension plan in 2011, 2010 and 2009, respectively.  American National and its affiliates expect to contribute $25,300,000 to its qualified pension plan in fiscal year 2012.

The following table shows pension benefit payments, which reflect expected future service as appropriate, that are expected to be paid (in thousands):

		Pension Benefit Payments

	2012	$25,442
	2013	20,375
	2014	26,592
	2015	24,742
	2016	25,853
2017-	2020	154,792

The fair values of American National’s pension plan assets by asset category are shown below (in thousands):

	December 31, 2011
		Quoted Prices in	Significant
		Active Markets for	Observable
		Identical Assets	Inputs
	Total	(Level 1)	(Level 2)
Asset Category
Corporate debt securities	$65,390	$-	$65,390
Residential mortgage-backed securities	201	-	201
Equity securities by sector:
Consumer goods	29,849	29,849	-
Energy	12,949	12,949	-
Finance	16,856	16,856	-
Healthcare	13,913	13,913	-
Industrials	10,442	10,442	-
Information technology	17,764	17,764	-
Materials	2,745	2,745	-
Telecom services	6,033	6,033	-
Utilities	8,359	8,359	-
Other	21	21	-
Commercial paper	41,469	-	41,469
Money market	46	46	-
Unallocated group annuity contract	3,225	-	3,225
Contribution receivable	196	196	-
Other	509	509	-
Total	$229,967	$119,682	$110,285

American National utilizes third-party pricing services to estimate fair value measurements of their pension plan assets.  Refer to Note 7 for further information concerning the valuation methodologies and related inputs utilized by the third-party pricing services.  The pension plans have no level 3 assets.

The Corporate debt securities category represents investment grade bonds of U.S and foreign issuers from diverse industries, with a maturity of 1 to 30 years.  Foreign bonds acquired by American National must be investment grade, denominated and payable in U.S. dollars, and in the aggregate shall not exceed 20% of the bond portfolio without approval of American National’s Finance Committee.  Residential mortgage-backed securities represents asset-backed securities with a maturity date 1 to 30 years with a rating of NAIC 1 or 2.

Equity portfolio managers are allowed to choose the degree of concentration in various issues and industry sectors for the equity securities.  However, the initial purchase of a single company should not exceed 5% of the equity portfolio market value.  Permitted securities are those listed on the New York Stock Exchange, the American Stock Exchange, principal regional exchanges and in over-the-counter securities for which there is an active market providing ready marketability of the specific security.

The commercial paper category represents investments with a credit rating of A-2 Moody’s or P-2 by Standard & Poor’s with at least BBB rating on the issuer’s outstanding debt, or selected issuers with no outstanding debt.

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices.  The investment diversification goals are to have investments in cash and cash equivalents as necessary for liquidity,  debt securities up to 100% and equity securities up to 60% of the total invested plan assets.  The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate of return on assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate).  All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National’s policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

Postretirement life and health benefits

American National provides certain health and/or dental benefits to retirees.  Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements as of December 31, 1993.  No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65.  Prescription drug benefits are provided to both age groups.  The plan is contributory, with American National’s contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65.  All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $6,135,000 and $5,087,000 at December 31, 2011 and 2010, respectively.  These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation.  Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated postretirement benefit obligation.  Under American National’s various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

Savings plans

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies.  The defined contribution plan (401(k) plan) allows employees to contribute up to the maximum allowable amount as determined by the IRS.  American National does not contribute to the defined contribution plan.  Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies.  The expense associated with this plan was $1,800,000 for 2011, $1,588,000 for 2010, and $1,441,000 for 2009.

20.  COMMITMENTS AND CONTINGENCIES

Commitments

American National and its subsidiaries lease insurance sales office space in various cities.  The remaining long-term lease commitments at December 31, 2011, were approximately $3,880,000.

In the ordinary course of operations, American National had commitments outstanding at December 31, 2011, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating to $242,643,000, of which $217,851,000 is expected to be funded in 2012.  The remaining balance of $24,792,000 will be funded in 2013 and beyond.  As of December 31, 2011, all of the mortgage loan commitments have fixed interest rates.

In September 2011, American National renewed a previous $100,000,000 short-term variable rate borrowing facility containing a $55,000,000 subfeature for the issuance of letters of credit.  The renewal contained a slight modification to duration from a mid-month to quarter-end expiration.  Borrowings under the facility are at the discretion of the lender and would be used only for funding American National’s working capital requirements.  The combination of borrowings and outstanding letters of credit cannot exceed $100,000,000 at any time.  As of December 31, 2011 and December 31, 2010, the outstanding letters of credit were $31,716,000 and $37,452,000, respectively, and there were no borrowings on this facility to meet liquidity requirements.  This facility expires on September 30, 2012.  American National expects it will be renewed on substantially equivalent terms upon expiration.

Guarantees

In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation.  The bank loans are used to fund premium payments on life insurance policies issued by American National.  The loans are secured by the cash values of the life insurance policies.  If the customer were to default on the bank loan, American National would be obligated to pay off the loans.  As the cash values of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on these guarantees.  The total amount of the guarantees outstanding as of December 31, 2011, was approximately $206,513,000, while the total cash values of the related life insurance policies was approximately $210,702,000.

Litigation

During 2011, American National negotiated a settlement agreement with Plaintiff in a putative class action lawsuit, Rand v. American National Insurance Company (U.S. District Court for the Northern District of California, filed February 12, 2009).  During the quarter ended March 31, 2011, American National reserved $12,000,000 for this settlement agreement.  The Court reviewed the settlement agreement terms and entered an Order of Preliminary Approval and ordered notice to go to the parties.  In September of 2011, the Court entered an Order Finally Approving the Settlement and entered Final Judgment on the case.  American National is in the final stages of completing administration of the settlement pursuant to the terms of the settlement agreement.

American National and certain subsidiaries are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations.  Certain of these lawsuits include claims for compensatory and punitive damages.  We have provided accruals for these items to the extent we deem the losses probable and reasonably estimable.  After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on American National’s consolidated financial position or results of operations.  However, these lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions.

In addition, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit.  It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

21.  RELATED PARTY TRANSACTIONS

American National has entered into recurring transactions and agreements with certain related parties as a part of its ongoing operations.  These include mortgage loans, management contracts, agency commission contracts, marketing agreements, accident and health insurance contracts and legal services.  The impact on the consolidated financial statements of the significant related party transactions for the periods indicated, is shown below (in thousands):

				Amount due to/(from)
		Dollar Amount of Transactions		American National
		Years ended December 31,		December 31,
Related Party	Financial Statement Line Impacted	2011	2010	2011	2010

Gal-Tex Hotel Corporation	Mortgage loans on real estate	$993	$924	$9,957	$10,951
Gal-Tex Hotel Corporation	Net Investment Income	761	831	60	66
Greer, Herz and Adams, LLP	Other operating costs and expenses	7,377	10,785	(198)	(251)

Mortgage Loans to Gal-Tex Hotel Corporation (“Gal-Tex”): The Moody Foundation and the Libbie Shearn Moody Trust own 34.0% and 50.2%, respectively, of Gal-Tex Hotel Corporation (“Gal-Tex”).  The Moody Foundation and the Libbie Shearn Moody Trust also own approximately 22.9% and 37.1%, respectively, of American National.  American National held a first mortgage loan issued to Gal-Tex secured by hotel property in San Antonio, Texas.  This loan was originated in 1999, had a balance of $9,957,000 as of December 31, 2011, has a current interest rate of 7.30%, and has a final maturity date of April 1, 2019.  This loan is current as to principal and interest payments.

Transactions with Greer, Herz & Adams, L.L.P.: Irwin M. Herz, Jr. is one of American National’s advisory directors and a Partner with Greer, Herz Adams, L.L.P., which serves as American National’s General Counsel.

22.  DISCONTINUED OPERATIONS

On December 31, 2010, American National sold its wholly-owned broker-dealer subsidiary, Securities, Management & Research, Inc. (“SM&R”), to a third-party financial services corporation.  The sale qualified for discontinued operations accounting and accordingly, the results of operations for this subsidiary are presented as discontinued operations in American National’s consolidated statements of operations for all periods presented.  The sale resulted in a $1 million loss before taxes for the year-ended 2010, which is presented as “Loss on sale” in the table below.  SM&R had previously been a component of the Corporate and Other segment.

The following table summarizes income (loss) from discontinued operations:

	Years ended December 31,
	2010	2009

Revenues:
Net investment income	$145	$328
Realized investment gains (losses)	847	(1,842)
Other Income	9,919	12,843

Total revenues	10,911	11,329

Expenses
Other operating expenses	11,911	13,489

Total expenses	11,911	13,489

Income (loss) from discontinued operations	(1,000)	(2,160)

Loss on sale	(1,000)	-

Income (loss) from discontinued operations before income tax	(2,000)	(2,160)

Income tax expense (benefit)	(725)	(779)

Income (loss) from discontinued operations, net of tax	$(1,275)	$(1,381)

Cash flows related to discontinued operations have been combined with cash flows from continuing operations within each category of the consolidated statements of cash flows, the effect of which is immaterial to all periods presented.

23.  SELECTED QUARTERLY FINANCIAL DATA

The unaudited selected quarterly financial data is shown below (in thousands, except per share data):

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2011	2010	2011	2010	2011	2010	2011	2010

Total premiums and other revenues	$751,873	$749,718	$761,780	$745,533	$732,710	$793,039	776,664	$784,891
Total benefits, losses and expenses	689,141	707,349	723,646	717,723	657,617	713,405	698,912	732,081
Income (loss) from continuing operations before federal income
tax and equity in earnings of unconsolidated affiliates	62,732	42,369	38,134	27,810	75,093	79,634	77,752	52,810
Provision (benefit) for federal income taxes	16,898	10,016	4,831	3,307	19,054	31,257	19,993	10,628
Equity in earnings (losses) of unconsolidated affiliates, net of tax	1,861	7	(2,099)	62	3,077	(144)	(2,488)	(3,094)
Income (loss) from continuing operations	47,695	32,360	31,204	24,565	59,116	48,233	55,271	39,088
Income (loss) from discontinued operations, net of tax	-	223	-	1,778	-	(513)	-	(2,763)
Net income (loss)	47,695	32,583	31,204	26,343	59,116	47,720	55,271	36,325
Net income (loss) attributable to noncontrolling interest	(787)	(2,195)	1,146	(279)	1,547	664	(868)	755
Net income (loss) attributable to American National Insurance
Company and subsidiaries	48,482	34,778	30,058	26,622	57,569	47,056	56,139	35,570

Earnings (loss) per share attributable to American National
Insurance Company and subsidiaries:
Basic	1.83	1.31	1.13	1.00	2.17	1.77	2.11	1.34
Diluted	1.82	1.30	1.13	1.00	2.15	1.76	2.10	1.33

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
(in thousands)

	December 31, 2011
			Amount at Which
			Shown in the
			Consolidated
	Cost or	Estimated	Statement of
Type of Investment	Amortized Cost (1)	Fair Value	Financial Position

Fixed maturities:
Bonds held-to-maturity:
U.S.treasury and other U.S. government
corporations and agencies	$13,704	$13,897	$13,704
States of the U.S. and political subdivisions of the states	405,526	437,792	405,526
Foreign governments	29,044	34,022	29,044
Corporate debt securities	8,011,901	8,550,744	8,011,901
Residential mortgage-backed securities	714,659	761,447	714,659
Commercial mortgage-backed securities	31,341	11,183	31,341
Collateralized debt securities	7,134	6,116	7,134
Other debt securities	38,663	42,490	38,663
Bonds available-for-sale:
U.S.treasury and other U.S. government
corporations and agencies	11,930	13,086	13,086
States of the U.S. and political subdivisions of the states	579,008	618,848	618,848
Foreign governments	5,000	7,435	7,435
Corporate debt securities	3,316,083	3,505,146	3,505,146
Residential mortgage-backed securities	191,832	202,721	202,721
Collateralized debt securities	17,636	19,077	19,077
Other debt securities	14,121	15,294	15,294
Total fixed maturity securities	13,387,582	14,239,298	13,633,579

Equity securities:
Common stocks
Consumer goods	156,331	215,986	215,986
Energy and utilities	114,037	172,581	172,581
Finance	108,526	138,605	138,605
Healthcare	81,594	118,058	118,058
Industrials	56,398	90,513	90,513
Information technology	118,743	170,025	170,025
Materials	14,449	21,281	21,281
Telecommunication services	29,646	41,858	41,858
Preferred stock	30,955	37,173	37,173
Total equity securities	710,679	1,006,080	1,006,080

Other Investments
Mortgage loans on real estate, net of allowance	2,925,482	3,044,375	2,925,482
Investment real estate, net of accumulated depreciation	459,221	-	459,221
Real estate acquired in satisfaction of debt	11,001	-	11,001
Policy loans	393,195	393,195	393,195
Options	65,188	65,188	65,188
Other long-term investments	44,326	-	44,326
Short-term investments	345,330	345,330	345,330
Total other investments	4,243,743	3,848,088	4,243,743

Total investments	$18,342,004	$19,093,466	$18,883,402

(1) Original cost of equity securities and, as to fixed maturity securities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	Years ended December 31,
Condensed Statements of Operations	2011	2010	2009

Revenues
Premium and policy revenue	$654,854	$735,727	$812,007
Net investment income	816,205	760,630	692,993
Realized gain (loss) on investments	24,029	46,561	(9,047)
Other-than-temporary impairments	(559)	(43)	(21,113)
Other income	9,896	8,207	7,637
Total revenues	1,504,425	1,551,082	1,482,477

Expenses
Policy benefits	472,107	505,916	596,729
Other operating costs and expenses	847,467	826,333	806,874
Total expenses	1,319,574	1,332,249	1,403,603

Income (loss) from continuing operations before federal income
tax, and equity in earnings (losses) of unconsolidated affiliates and subsidiaries	184,851	218,833	78,874

Provision (benefit) for federal income taxes	64,094	78,823	26,698
Equity in earnings (losses) of unconsolidated affiliates and subsidiaries, net of tax	71,491	4,016	(36,551)

Net income (loss)	$192,248	$144,026	$15,625

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.
See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	December 31,
Condensed Statements of Financial Position	2011	2010

Assets
Fixed maturity securities	$10,384,179	$9,545,996
Equity securities	32,675	43,072
Mortgage loans on real estate, net of allowance	2,910,753	2,708,023
Other invested assets	1,629,283	1,739,574
Investment in subsidiaries	1,741,502	1,704,346
Deferred policy acquisition costs	1,087,001	1,040,332
Separate account assets	747,867	780,563
Other assets	663,678	641,686
Total assets	19,196,938	18,203,592

Liabilities
Policyholder funds	2,785,372	2,860,340
Policy account balances	10,777,128	9,810,671
Separate account liabilities	747,867	780,563
Other liabilities	1,229,535	1,119,367
Total liabilities	15,539,902	14,570,941

Shareholders' equity
Common stock	30,832	30,832
Additional paid-in capital	-	15,190
Accumulated other comprehensive income	158,470	225,212
Retained earnings	3,566,224	3,459,911
Treasury stock at cost	(98,490)	(98,494)
Total stockholders' equity	3,657,036	3,632,651
Total liabilities and stockholders' equity	$19,196,938	$18,203,592

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.
See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(in thousands)
	Years Ended December 31,
Condensed Statements of Cash Flows	2011	2010	2009
OPERATING ACTIVITIES
Net income (loss)	$192,248	$144,026	$15,625
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investments (gains) losses	(24,029)	(46,561)	9,047
Other-than-temporary impairments	559	43	21,113
Accretion (amortization) of discounts, premiums and loan origination fees	(2,088)	5,159	3,266
Net capitalized interest on policy loans and mortgage loans	(25,054)	(26,533)	(24,331)
Depreciation	22,280	21,511	23,679
Interest credited to policyholders' account balances	375,411	364,107	341,184
Charges to policyholders' account balances	(179,196)	(175,846)	(170,071)
Deferred federal income tax (benefit) expense	19,682	15,006	(17,579)
Deferral of policy acquisition costs	(273,852)	(262,291)	(259,565)
Amortization of deferred policy acquisition costs	222,340	211,423	202,354
Equity in (earnings) losses of unconsolidated affiliates	(8,787)	(6,027)	(3,175)
Net (income) loss of subsidiaries	(62,704)	2,011	34,726
Dividends from subsidiaries	-	-	5,000
Changes in:
Policyholder liabilities	140,371	74,647	38,149
Reinsurance recoverables	(5,415)	20,260	92,058
Premiums due and other receivables	(4,166)	(1,725)	15,443
Accrued investment income	(13,469)	(8,040)	(11,365)
Current tax receivable/payable	8,407	2,077	42,013
Liability for retirement benefits	(15,343)	1,577	10,310
Prepaid reinsurance premiums	5,120	8,086	9,572
Other, net	(7,371)	18,378	(544)
Net cash provided by (used in) operating activities	364,944	361,288	376,909
INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of:
Bonds - held-to-maturity	601,713	415,835	367,219
Bonds - available for sale	287,774	624,231	229,539
Equity securities	-	32,390	28,883
Investment real estate	10,125	29,732	4,837
Mortgage loans	489,826	154,514	114,207
Policy loans	44,180	39,774	43,386
Other invested assets	39,019	19,407	140,667
Disposals of property and equipment	1,406	454	1,553
Distributions from unconsolidated affiliates	12,521	8,495	10,698
Changes in intercompany loans	-	(5,212)	-
Return of capital from sale of subsidiary	-	13,482	-
Payment for the purchase/origination of:
Bonds - held-to-maturity	(1,283,195)	(1,452,949)	(1,135,383)
Bonds - available for sale	(408,027)	(429,143)	(144,244)
Equity securities	-	(963)	(1,042)
Investment real estate	(18,097)	(13,628)	(12,971)
Mortgage loans	(674,752)	(526,672)	(548,748)
Policy loans	(36,255)	(33,466)	(30,881)
Other invested assets	(39,971)	(42,254)	(30,746)
Additions to property and equipment	(15,834)	(5,374)	(7,356)
Contributions to unconsolidated affiliates	(3,928)	(6,254)	(4,905)
Change in short-term investments	116,343	192,084	(299,941)
Change in investment in subsidiaries	(3,042)	(10,010)	(53,039)
Other, net	2,247	24,908	4,722
Net cash provided by (used in) investing activities	(877,947)	(970,619)	1,323,545)
FINANCING ACTIVITIES
Policyholders' account deposits	1,902,874	1,641,541	2,201,309
Policyholders' account withdrawals	(1,303,244)	(957,096)	(1,125,610)
Dividends to stockholders	(82,609)	(82,607)	(82,490)
Net cash provided by (used in) financing activities	517,021	601,838	993,209
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,018	(7,493)	46,573
Beginning of the year	31,101	38,594	(7,979)
End of year	$35,119	$31,101	$38,594

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(in thousands)

		Future Policy				Benefits,	Amortization
	Deferred	Benefits, Policy and				Claims, Losses	of Deferred
	Policy	Contract Claims			Net	and	Policy	Other
	Acquisition	and Participating	Unearned	Premium	Investment	Settlement	Acquisition	Operating	Premiums
Segment	Cost	Policyholder Share	Premiums	Revenue	Income (1)	Expenses	Costs	Expenses (2)	Written

2011
Corporate & Other	$--	$--	$--	$--	$66,699	$--	$--	$45,021	$--
Life	667,708	4,405,998	38,852	277,724	238,275	344,328	75,876	173,619	--
Annuities	469,416	10,878,074	4	94,753	577,707	135,735	88,457	72,325	--
Health	55,823	367,531	55,811	231,793	13,413	159,289	21,037	47,169	--
Property & Casualty	162,006	911,073	702,731	1,144,342	72,071	873,208	256,103	124,336	1,137,445
Total	$1,354,953	$16,562,676	$797,398	$1,748,612	$968,165	$1,512,560	$441,473	$462,470	$1,137,445

2010
Corporate & Other	$--	$--	$--	$--	$53,317	$--	$--	$38,695	$--
Life	661,377	4,230,500	45,875	282,160	234,905	294,177	78,826	178,619	--
Annuities	446,996	10,130,588	--	174,193	535,581	205,948	72,521	71,298	--
Health	64,967	248,867	65,631	263,294	15,492	184,554	22,973	49,634	--
Property & Casualty	145,086	927,026	712,793	1,158,261	72,620	923,736	267,185	124,410	1,154,415
Total	$1,318,426	$15,536,981	$824,299	$1,877,908	$911,915	$1,608,415	$441,505	$462,656	$1,154,415

2009
Corporate & Other	$--	$--	$--	$--	$47,148	$--	$--	$41,220	$--
Life	672,063	4,080,827	100,204	284,530	233,505	297,719	78,697	185,048	--
Annuities	442,428	9,050,838	4	220,284	471,192	249,709	64,756	63,497	--
Health	69,853	419,467	78,525	309,701	16,564	239,407	21,746	62,134	--
Property & Casualty	146,637	897,871	682,931	1,159,509	71,368	923,064	248,607	124,266	1,152,840
Total	$1,330,981	$14,449,003	$861,664	$1,974,024	$839,777	$1,709,899	$413,806	$476,165	$1,152,840

(1)	Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(2)	Identifiable expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium ratio within the respective lines.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE
(in thousands)

		Ceded to	Assumed		Percentage of
	Direct	Other	from Other	Net	Amount
	Amount	Companies	Companies	Amount	Assumed to Net

Year Ended December 31, 2011
Life insurance in-force	$69,912,598	$31,659,740	$244,028	$38,496,886	0.6%
Premiums earned:
Life and Annuity	$461,711	$92,208	$2,974	$372,477	0.8
Accident and health	250,788	161,983	142,988	231,793	61.7
Property and casualty	1,266,411	126,237	4,168	1,144,342	0.4
Total premiums	$1,978,910	$380,428	$150,130	$1,748,612	8.6

Year Ended December 31, 2010
Life insurance in-force	$69,288,973	$31,616,049	$479,528	$38,152,452	1.3
Premiums earned:
Life and Annuity	$541,096	$90,459	$5,716	$456,353	1.3
Accident and health	279,093	120,563	104,764	263,294	39.8
Property and casualty	1,275,722	121,836	4,375	1,158,261	0.4
Total premiums	$2,095,911	$332,858	$114,855	$1,877,908	6.1

Year Ended December 31, 2009
Life insurance in-force	$68,584,383	$31,347,876	$863,867	$38,100,374	2.3
Premiums earned:
Life and Annuity	$576,898	$81,122	$9,038	$504,814	1.8
Accident and health	291,420	158,400	176,681	309,701	57.0
Property and casualty	1,252,743	99,678	6,444	1,159,509	0.6
Total premiums	$2,121,061	$339,200	$192,163	$1,974,024	9.7

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)
		Deductions
	Balance at				Balance at
	Beginning of	Charged to		Change in	End of
	Period	Expense	Written off	Estimate (1)	Period

2011
Investment valuation allowances:
Mortgage loans on real estate	$13,788	$	$(1,900)	$(567)	$11,321
Total	$13,788	$-	$(1,900)	$(567)	$11,321

2010
Investment valuation allowances:
Mortgage loans on real estate	$23,290	$(394)	$(1,676)	$(7,432)	$13,788
Total	$23,290	$(394)	$(1,676)	$(7,432)	$13,788

2009
Investment valuation allowances:
Mortgage loans on real estate	$19,496	$3,794	$-	$-	$23,290
Total	$19,496	$3,794	$-	$-	$23,290

(1) Decrease in the required valuation allowance for mortgage loans as a result of changes to the estimate in calculating the mortgage loan allowance based on enhanced methodology.

See accompanying Report of Independent Registered Public Accounting Firm.

Forward-Looking Statements

Certain statements contained herein are forward-looking statements.  The forward-looking statements contained herein are made pursuant to the “safe harbor” provisions of the Private Securities Litigation Reform Act of 1995, and include estimates and assumptions related to economic, competitive and legislative developments.  Forward looking statements may be identified by words such as “expects,” “intends,” “anticipates,” “plans,” “believes,” “estimates,” “will” or words of similar meaning; and include, but are not limited to, statements regarding the outlook of our business and financial performance.  These forward-looking statements are subject to change and uncertainty, which are, in many instances, beyond our control and have been made based upon our expectations and beliefs concerning future developments and their potential effect upon us.  There can be no assurance that future developments will be in accordance with our expectations, or that the effect of future developments on us will be as anticipated.  These forward-looking statements are not a guarantee of future performance and involve risks and uncertainties.  There are certain important factors that could cause actual results to differ, possibly materially, from expectations or estimates reflected in such forward-looking statements.  These factors include among others:
•	general economic conditions and financial factors, including the performance and fluctuations of fixed income, equity, real estate, credit capital and other financial markets;
•
differences between actual experience regarding mortality, morbidity, persistency, surrender experience, investment returns, and our pricing assumptions establishing liabilities and reserves or for other purposes;

•	the effect of increased claims activity from natural or man-made catastrophes, pandemic disease, or other events resulting in catastrophic loss of life or property;
•	adverse determinations in litigation or regulatory matters and our exposure to contingent liabilities, including and in connection with our divestiture or winding down of businesses;
•	inherent uncertainties in the determination of investment allowances and impairments and in the determination of the valuation allowance on the deferred income tax asset;
•	investment losses and defaults;
•	competition in our product lines;
•	attraction and retention of qualified employees and agents;
•	ineffectiveness of risk management policies and procedures in identifying, monitoring and managing risks;
•	the availability, affordability and adequacy of reinsurance protection;
•	the effects of emerging claim and coverage issues;
•	the cyclical nature of the insurance business;
•	the effects of inflation on claim payments in our property and casualty and health lines;
•	interest rate fluctuations;
•	changes in our experiences related to deferred policy acquisition costs;
•	the ability and willingness of counterparties to our reinsurance arrangements and derivative instruments to pay balances due to us;
•	rating agencies’ actions;
•	domestic or international military actions;
•	the effects of extensive government regulation of the insurance industry;
•	changes in tax and securities law;
•	changes in statutory or U.S. generally accepted accounting principles (“GAAP”), practices or policies;
•	regulatory or legislative changes or developments;
•	the effects of unanticipated events on our disaster recovery and business continuity planning;
•	failures or limitations of our computer, data security and administration systems;
•	risks of employee error or misconduct;
•	the introduction of alternative healthcare solutions; and
•	changes in assumptions for retirement expense.

It has never been a matter of corporate policy for us to make specific projections relating to future earnings, and we do not endorse any projections regarding future performance made by others.  Additionally, we do not publicly update or revise forward-looking statements based on the outcome of various foreseeable or unforeseeable events.

WQVUL Part C

Items 26.  Exhibits

Exhibit (a) Resolution of the Board of Directors of American National Insurance Company authorizing establishment of American National Variable Life Separate Account (incorporated by reference from Registrant’s registration statement number 333-79153 filed on May 24, 1999)

Exhibit (b) Not Applicable

Exhibit (c)(1) Distribution and Administrative Services Agreement (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (c)(2) Distribution and Selling Agreement (filed herewith).

Exhibit (d)(1) Flexible Premium Variable Life Insurance Policy (Form WQVUL)(previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17,
2001)

Exhibit (d)(2) Automatic Increase Benefit Rider (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(3) Level Term Rider (Form WQLT) (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(4) Disability Wavier of Premium Rider (previously filed with registrant’s Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(5) Form of Interstate Compact Flexible Premium Variable Life Insurance Policy (ICC08 Form WQVUL08) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #8 to this registration statement (number 333-53122) filed on September 3, 2008.)

Exhibit (d)(6) Form of Generic Flexible Premium Variable Life Insurance Policy (Form WQVUL08) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #8 to this registration statement (number 333-53122) filed on September 3, 2008.)

Exhibit (d)(7) Form of Interstate Compact Level Term Rider (ICC08 Form WQLT08) expected to be used in 32 states (previously filed with Registrant’s Form N-6 post-effective amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(8) Form of Generic Level Term Rider (Form WQLT08) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(9) Form of Interstate Compact Flexible Premium Variable Life Insurance Policy (ICC08 From WQVUL08) as of December 1, 2008, expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(10) Form of Generic Flexible Premium Variable Life Insurance Policy (Form WQVUL08) as of December 1, 2008, expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(11) Form of Interstate Compact Automatic Increase Benefit Rider (Form ICC08 Form WQAIB) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(12) Form of Generic Automatic Increase Benefit Rider (Form WQAIB) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(13) Form of Interstate Compact Disability Waiver of Premium Rider (Form ICC08 Form WQVULDW) expected to be used in 32 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (d)(14) Form of Generic Disability Waiver of Premium Rider (Form WQVULDW) expected to be used in 19 states (previously filed with Registrant’s Form N-6 Post-Effective Amendment #13 to this registration statement (number 333-53122) filed on December 5, 2008.)

Exhibit (e) Application Form (previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17, 2001)

Exhibit (f)(1) Articles of Incorporation of American National Insurance Company (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (f)(2) By-laws of American National Insurance Company (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (g) Reinsurance Treaty No. UL2000 previously filed with registrant’s post-effective amendment number 2 filed on April 29, 2003.

Exhibit (g)(1) Treaty No. U24 with Gerling Global Life Reinsurance Company (previously filed with Registrant’s post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(2) Treaty No. U24 with Swiss Re Life and Health Inc. (previously filed with Registrant’s post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(3) Treaty No. U24 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(4) Treaty No. 3036 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(5) Treaty No. U24 with General & Cologne Life Re of America (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (g)(6) Agreement No. 08-010-TL with Ace Life Insurance Co. (previously filed with Registrant’s post effective amendment number 17 filed on April 30, 2010).

Exhibit (g)(7) Treaty No. Executive UL with Swiss Re Life & Health American Inc. (previously filed with Registrant’s post effective amendment number 17 filed on April 30, 2010).

Exhibit (g)(8) Treaty No. U26 with Munich American Reassurance Company (filed previously filed with Registrant’s post effective amendment number 17 filed on April 30, 2010).

Exhibit (g)(9) Treaty No. Executive UL Amendment. No. 1 with ACE Tempest Life Re (filed previously filed with Registrant’s post effective amendment number 17 filed on April 30, 2010).

Exhibit (g)(10) Treaty No. Executive UL Amendment No. 1 with Swiss Re Life & Health American, Inc. (previously filed with Registrant’s post effective amendment number 17 filed on April 30, 2010).

Exhibit (g)(11) Treaty No. 3438 (UL26) Amendment No. 2 with Munich American Reassurance Company (previously filed with Registrant’s post effective amendment number 17 filed on April 30, 2010).

Exhibit (g)(12) Reinsurance Treaty with RGA Reinsurance Company (previously filed with Registrant’s post effective amendment number 17 filed on May 2, 2011)

Exhibit (h)(1) Form of American National Investment Accounts, Inc. Fund Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(2) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(3) Form of Variable Insurance Products Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(4) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant’s registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(5) Form of T. Rowe Price Fund Participation Agreement incorporated by reference from Registrant’s
(registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(6) Form of MFS Variable Insurance Trust Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(7) Form of Federated Insurance Series Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(8) Form of Fred Alger American Fund Participation Agreement (incorporated by reference from Registrant’s registration statement (number 333-53122) filed on December 22, 2000)

Exhibit (h)(9) Form of AIM Variable Investment Funds Participation Agreement (previously filed with Registrant’s post effective amendment to this Registration statement (number 333-53122) filed on April 27, 2006.)

Exhibit (i) Not Applicable

Exhibit (j) Not Applicable

Exhibit (k) Legal Opinion (filed herewith)

Exhibit (l) Opinion of Illustration Actuary (filed herewith)

Exhibit (m) Calculation (filed herewith)

Exhibit (n) Other Opinions - Independent Auditor's Consent (filed herewith)

Exhibit (o) Not Applicable

Exhibit (p) Not Applicable

Exhibit (q) Restated Issuance, Transfer And Redemption Procedures
(previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (r) Power of Attorney (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005.)

ITEM 27 DIRECTORS AND OFFICERS OF DEPOSITOR.

The principal business address of the directors and officers is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.  Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Directors

Name	Business Address

Arthur Oleen Dummer	955 East Pioneer Road
Draper, UT 84020-9334

Dr. Shelby Miller Elliott	3603 Broadmoor
Pasadena, TX 77505

George Richard Ferdinandtsen	President, Chief Operating Officer
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg	The Moody Foundation
3710 Rawlins Street, #910
Dallas, TX 75219

Robert Lee Moody	Chairman of the Board and Chief Executive Officer

2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody	American National Insurance Company
One Moody Plaza
Galveston, TX 77550

William Lewis Moody, IV	2302 Postoffice, Suite 502
Galveston, TX 77550

James Daniel Yarbrough	2621 Gerol Drive
Galveston, TX 77551

Frank Pieri Williamson	301 Barracuda
Galveston, TX 77550
Officers

Name	Office

James Edward Pozzi	Senior Executive Vice President, Chief Administrative Officer

Ronald Jay Welch	Senior Executive Vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens	Executive Vice President, Independent Marketing

John Joseph Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer

Billy Joe Garrison	Executive Vice President, Director, Career Sales & Service Division

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line
1949 East Sunshine
Springfield, MO 65899

Dwain Allen Akins	Senior Vice President, Corporate Affairs, Chief Compliance Officer Variable Insurance Products

Johnny D. Johnson	Senior Vice President and Corporate Chief Information Officer

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

William Franklin Carlton	Senior Vice President and Corporate Controller

Gordon Dennis Dixon	Senior Vice President, Stock/Bond Investments
2450 South Shore Boulevard
League City, TX 77573

Bernard Stephen Gerwel	Senior Vice President, Information/Innovation Officer - ML
1949 East Sunshine
Springfield, MO 65899

Rex David Hemme	Senior Vice President and Actuary

Bruce Murray LePard	Senior Vice President, Human Resources

James Walter Pangburn	Senior Vice President, Credit Insurance Division
2911 South Shore Boulevard, Suite 130
League City, TX 77573

Ronald Clark Price	Senior Vice President, Chief Marketing Officer – Career Life Agencies

Steven Harvey Schouweiler	Senior Vice President, Health Insurance Operations
2450 South Shore Boulevard
League City, TX 77573

Shannon Lynn Smith	Senior Vice President, Chief Multiple Line Marketing Officer
1949 East Sunshine
Springfield, MO 65899

Hoyt James Strickland	Senior Vice President, Career Sales & Service Division

John Mark Flippin	Secretary

Brian Neil Bright	Vice President, Computing Services
3030 Invincible
League City, TX 77573

Douglas Raymond Brown	Vice President and Associate Actuary

James Arthur Collura	Vice President, Chief Life Marketing Officer-Multiple Line Exclusive Agency

Barry Charles Cooper	Vice President, Reporting and Life Controller

Richard Thomas Crawford	Vice President and Assistant Controller
2525 South Shore Boulevard
League City, TX 77573

Douglas Alton Culp	Vice President, Financial Institution

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Andrew Ryan Duncan	Vice President, Equity Investments
2450 South Shore Boulevard
League City, TX 77573

Lee Chad Ferrell	Vice President, Independent Marketing Group Operations

Denny Walton Fisher, Jr.	Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

Joseph Fant Grant, Jr.	Vice President, Group Actuary

Deborah Kay Janson	Vice President, Corporate Planning

Charles Jordan Jones	Vice President, Health Underwriting/New Business
2450 South Shore Boulevard
League City, TX 77573

Dwight Diver Judy	Vice President, Financial Marketing
2911 South Shore Blvd., Suite 130
League City, TX 77573

Richard Steven Katz	Vice President, Direct Marketing & Sales

2450 South Shore Boulevard
League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.	Vice President and Medical Director

Darren William King	Vice President, Equities
2450 South Shore Boulevard
League City, TX 77573

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Craig Warren Klenk	Vice President, Brokerage Sales

Sara Liane Latham	Vice President & Associate Actuary

Doris Lanette Leining	Vice President, Life New Business

Anne Marie LeMire	Vice President, Fixed Income
2450 South Shore Boulevard
League City, TX 77573

George Arthur Macke	Vice President, General Auditor

John Spencer Maidlow	Vice President, Portfolio Management
2450 South Shore Boulevard
League City, TX 77573

Bradley Wayne Manning	Vice President, Claims & CSC
2525 South Shore Boulevard
League City, TX 77573

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

James Brian McEniry	Vice President, Director of Telecommunications
3030 Invincible
League City, TX 77573

Meredith Myron Mitchell	Vice President, Application Development & Support

John Oliver Norton	Vice President and Actuary

Michael Christopher Paetz	Vice President, Group and MGU Operations

Edward Bruce Pavelka	Vice President, Life Policy Administration

Richard Clarence Putz	Vice President, IT Security, Compliance & Risk

William Corley Ray	Vice President, Market Training and Development Multiple Line Exclusive Agency

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

James Truitt Smith	Vice President, Pension Sales

Wayne Allen Smith	Vice President, Career Sales and Service Division

Clarence Ellsworth Tipton	Vice President and Senior Health Actuary

James Patrick Stelling	Vice President, Group/Health Operations
2450 South Shore Boulevard
League City, TX 77573

William Henry Watson, III	Vice President, Chief Health Actuary

Christine Kelly Benefield	Asst. Vice President, Securities & Insurance Compliance Attorney

Patricia Ann Boudreau	Asst. Vice President, Marketing Support

Elden James Brashaw	Asst. Vice President, Corporate Financial Control

John Thomas Burchett	Asst. Vice President, Expense Management
2525 South Shore Boulevard
League City, TX 77573

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Nancy Maureen Day	Asst. Vice President, Pension Administration

Dustin Joseph Dusek	Asst. Vice President, Assistant Actuary

Christopher Keith Falconer	Asst. Vice President, Assistant Actuary

John Darrell Ferguson	Asst. Vice President, Creative Services

James Joseph Fish	Asst. Vice President, Criminal Investigations & Corporate Security

John Joseph Gara	Asst. Vice President, Marketing/Career Development - CSSD

William Joseph Hogan	Asst. Vice President, Health & HIPAA Compliance
2450 South Shore Boulevard
League City, Texas 77573

Barbara Jean Huerta	Asst. Vice President, ITS Financial Systems
3030 Invincible
League City, TX 77573

Kenneth Joseph Juneau	Asst. Vice President, Advisory Systems Engineer
3030 Invincible
League City, TX 77573

Carol Ann Kratz	Asst. Vice President, Human Resources
4500 Lockhill-Selma Road
San Antonio, TX 78249

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax

Thad Michael Luikart	Asst. Vice President, Life Policy Administration

Michael Scott Marquis	Asst. Vice President, Life New Business

Katherine Sue Meisetschlaeger	Asst. Vice President, Enterprise Systems

Tracy Leigh Milina	Asst. Vice President, Health Administration

Michael Scott Nimmons	Asst. Vice President, Associate General Auditor, Corporate Audit Services
2450 South Shore Boulevard

League City, TX 77573

Ronald Joseph Ostermayer	Asst. Vice President, Director Health Systems Administration
2450 South Shore Boulevard
League City, TX 77573

Judith Lynne Regini	Asst. Vice President, Corporate Compliance, Chief Compliance Officer Anti-Money Laundering

Gail Sawyer	Asst. Vice President, Health & Financial Systems

David Harvin Schutz	Asst. Vice President, National Accounts

Olivia Mary Smith	Asst. Vice President, Human Resources
2450 South Shore Boulevard
League City, TX 77573

Deanna Denise Snedden	Asst. Vice President, Assistant Treasurer
2525 South Shore Boulevard
League City, TX 77573

Chuck Ward Swearingen	Asst. Vice President, Enterprise Architecture

James Alexander Tyra	Asst. Vice President, Life Insurance Systems

Emerson Voth Unger	Asst. Vice President, National Business Development Executive

Deanna Lynn Walton	Asst. Vice President, Field Systems

Jeanette Elizabeth Cernosek	Assistant Secretary

Item 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
 DEPOSITOR OR THE REGISTRANT

The Registrant, American National Variable Life Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three other separate accounts, American National Variable Annuity Separate Account, American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company.  The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody.  Robert L. Moody, Sr. is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company.  Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 47% of the outstanding stock of American National Insurance Company.  Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank.  Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank.  Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc.  The Three R Trusts, trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation.  Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

1859 Beverage Company	Gal-Tex Hospitality Partners LLC
1859 Historic Hotels, Ltd.	Kentucky Landmark Hotels, L.L.C
1859 Management Partners GP, LLC	Gal-Tenn Hotel Corporation
1859 Management Partners, LP	LHH Hospitality, Inc.
Colorado Landmark Hotels, L.L.C.	Virginia Landmark Hotels, L.L.C.

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  121 Village, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  AN Stonebriar, Ltd. owns a 33% limited partnership interest.

Entity:  Alternative Benefit Management, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Administrators, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  American National County Mutual Insurance Company

Entity Form:  a Texas mutual insurance company

Ownership or Other Basis of Control: Managed by American National Insurance Company.

Entity:  American National of Delaware Corporation

Entity Form:  a Delaware corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation

Entity Form: a Texas corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation (Delaware)

Entity Form: a Delaware corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation (Nevada)

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National General Insurance Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  American National Insurance Service Company

Entity Form: a Missouri corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  American National Life Holdings, Inc.

Entity Form:  a Nevada corporation

Ownership or Other Basis of Control:  American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of New York

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: American National Life Insurance Company of Texas

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Lloyds Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis for Control: ANPAC Lloyds Insurance Management, Inc. is attorney-in-fact.

Entity:  American National Property and Casualty Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holdings, Inc.

Entity:  American National Property & Casualty Holdings, Inc.

Entity Form: a Delaware corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity: AN/CAN Investments, Inc.

Entity Form: a Canadian corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  ANCAP Jasper, LLC

Entity Form:  a South Carolina limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANCAP Jasper II, LLC

Entity Form:  a South Carolina limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANDV 97, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Anford Pinnacle, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANH20, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANREM Corporation.

Entity:  ANICO Financial Services, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Insurance Company.

Entity:  ANIND TX, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANDV 97, Inc.

Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Louisiana Insurance Company

Entity Form: a Louisiana corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  ANREINV, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

Entity:  ANREM Corporation

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  AN Stonebriar, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANREINV, Inc. is a 2% general partner; Eagle AN, L.P. is 98% limited partner.

Entity:  ANTAC, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  AN/WRI DEVCO #1, LTD.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity:AN/WRI GS, LLC

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity:  AN/WRI Partnership, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: Baron Phoenix Apts, LLC

Entity Form:  an Arizona limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Bayport II Mountain West Houston, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity:  Baywood Project, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% limited partnership interest.

Entity:  Canyon Crossroads Apartments, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  ANTAC owns a 50% interest.

Entity:  Cedar Crossing Mountain West Houston LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity:  Comprehensive Investment Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:Cumberland/146, LLC

Entity Form: a Indiana limited liability company

Ownership or other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity:  Eagle 99, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Eagle AN, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle Ind., L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest. ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Enclave Apartments, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  ANTAC owns a 50% interest.

Entity:  Farm Family Casualty Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Farm Family Financial Services, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Farm Family Life Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Forest View Limited Partnership

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:  Galveston Island Water Park, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANH2O, Inc. is 1% general partner; Preston 121 Partners, Ltd. Is 59% limited partner.

Entity:  Garden State Life Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Germann Road Land Development, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Wholly owned by Eagle AN, L.P.

Entity:  Harbour Title Company (a/k/a Lawyers Title of Galveston)

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  South Shore Harbour Development, Ltd. owns 50%.

Entity:  I-10 Industrial Development LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 60% interest.

Entity:  Interpark Pittsburgh, LLC

Entity Form:  a Delaware limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 85% interest.

Entity:  Kearns Building Joint Venture

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  American National Insurance Company owns an 85% interest.

Entity:  MRPL Retail Partners, Ltd. (Shops at Bella Terra)

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% limited partnership interest.

Entity:  MRPL Retail Partners II, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P.  owns a 50% limited partnership interest.

Entity:  MWBP, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity:  Newington-Berlin Retail LLC

Entity Form:  a Connecticut limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  North Central Apartments, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN owns a 50% interest.

Entity:  Pacific Property and Casualty Company

Entity Form:  a California corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  Parmenter 220 East Las Colinas  Blvd., LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  PCO Battery Brooke Parkway, LP

Entity Form:  a Virginia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP. owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Carolina Pines, LP

Entity Form:  a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Kent Drive, LP

Entity Form:  a Georgia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  PCO Northfork, LP

Entity Form:  a Tennessee limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest; ANIND, TX, Inc. owns 1%.

Entity:  Preston 121 Partners, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANIND TX, Inc. owns a 2% general partnership interest. Eagle AN, L.P. owns a 98% limited partnership interest.

Entity:  Remington West Apartments, LLC

Entity Form:  a Colorado limited liability company

Ownership or Other Basis of Control:  Eagle AN owns a 50% interest.

Entity:  RREC Evans Ranch, LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 72% interest.

Entity:  RREC Stone Oak, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 72% interest.

Entity:  Rural Agency and Brokerage, Inc.

Entity Form:  a New York corporation

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form:  a New Hampshire corporation

Ownership or Other Basis of Control:  Rural Agency and Brokerage, Inc. owns 25%.

Entity:  Rutledge Partners, L.P.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 26% limited partnership interest.

Entity:  South Shore Harbour Development, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  ANTAC, Inc. owns a 95% limited partnership interest.  ANREM Corp. owns a 5% general partnership interest.

Entity: SPI Beach Resort Waterpark, LLC

Entity Form:  a Texas limited liability company

Ownership or Other Basis of Control:  ANTAC owns a 50% interest.

Entity:  Standard Life and Accident Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Standard Plus, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of Standard Life and Accident Insurance Company.

Entity:  Timbermill, Ltd.

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:  Town and Country Joint Venture

Entity Form:  a Texas joint venture

Ownership or Other Basis of Control:  ANDV 97, Inc. owns a 86.65% limited partnership interest.

Entity:  United Farm Family Insurance Company

Entity Form:  a New York insurance company

Ownership or Other Basis of Control:  American National Property & Casualty Holdings, Inc. owns 100%.

ITEM 29. INDEMNIFICATION

The following provision is in the Distribution and Selling Agreement:

         "Indemnification by the Company.  Except as otherwise expressly provided, the Company shall indemnify, defend and hold harmless the Distributor and its officers, directors, employees, agents and representatives and each person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act (collectively, the “Distributor Indemnified Parties”) against any and all losses, costs, fees, fines, penalties, expenses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable attorney’s fees and other legal expenses), to which the Distributor Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, costs, fees, fines, penalties, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the Contracts and:

a.
arise out of or are based upon any untrue statements of any material fact contained in the Disclosure Documents, the Registration Statements or the Sales Literature, or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Distributor Indemnified Party if such statement or omission was made in reliance upon and in conformity with information furnished by or on behalf of the Distributor;

b.	arise out of or as a result of the negligent or wrongful conduct of the Company or persons under its control, with respect to the Contracts;

c.
arise out of or as a result of the material failure of the Separate Accounts to comply with the Company Act in all material respects or the failure of the Company to comply with applicable state insurance law in the administration of the Separate Accounts;

d.	arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement;

e.
arise out of or result from any material breach of any representation made by the Company or the Separate Accounts in this Agreement or arise out of or result from any other material breach of this Agreement by the Company or the Separate Accounts; or

f.
arise out of or result from the failure of the Registration Statements, the Disclosure Documents or the Sales Literature to comply in any material respect with applicable law or regulation, unless such failure is attributable to information furnished by or on behalf of the Distributor."

The officers and directors of American National are indemnified by American
National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as the Registrant’s principal underwriter. The following are the officers and directors of Securities Management and Research, Inc.

Name	Position	Principal Business Address
Thomas J. Berthel	CEO	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

Richard M. Murphy	President	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Mariona, Iowa 52302-0868

Ronald O. Brendengen	Chief Operating Officer/Treasurer	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

Daniel P. Wegmann	Chief Financial Officer	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

Vicki I. Reighard-Kean	Chief Compliance Officer	Securities Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

Joanna M. Schaul	Senior VP/Operating Officer/Secretary	Senior Management and
Research, Inc.
701 Tama Street, Building B
P.O. Box 868
Marion, Iowa 52302-0868

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management & Research, Inc.	$2,790,344	N/A	N/A	N/A

ITEM 31 LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance
Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 32. MANAGEMENT SERVICES - Not Applicable

ITEM 33. FEE REPRESENTATION

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and  the risks assumed by American National Insurance Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 27th day of April, 2012.

AMERICAN NATIONAL INSURANCE COMPANY

BY: American National Insurance Company

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
And
Chief Executive Office

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)
By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
And
Chief Executive Office

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

Attest By:  /s/ J. Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 27th day of April, 2012.

Name	Title
John J. Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer(Principal Financial Officer)
William F. Carlton	Senior Vice President and Corporate Controller (Principal Accounting Officer)
Robert L Moody	Director, Chairman of the Board and Chief Executive Officer
G. Richard Ferdinandsten	Director, President and Chief Operating Officer
Arthur O. Dummer	Director
Dr. Shelby M. Elliott	Director
Frances Anny Moody-Dahlberg	Director
Russell S. Moody	Director
W.L. Moody, IV	Director
Frank P. Williamson	Director
James D. Yarbrough	Director